UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021*

*

Note: MFS Municipal Intermediate Fund (“MIU”), a series of MFS Municipal Series Trust (the “Registrant”), commenced investment operations May 18, 2021. Effective as of the close of business on October 1, 2021, MFS Tennessee Municipal Bond Fund (“MTN”), a series of the Registrant, was acquired by MIU. A semi-annual report for MTN for the period ending September 30, 2021 has been prepared but not transmitted to shareholders of MTN since there were no shareholders of MTN following the acquisition of MTN by MIU. Following the acquisition of MTN by MIU, MTN was terminated.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Effective as of the close of business on October 1, 2021, MFS Tennessee Municipal Bond Fund (“MTN”), a series of the Registrant, was acquired by MFS Municipal Intermediate Fund (“MIU”), another series of the Registrant. A semi-annual report for MTN for the period ending September 30, 2021 has been prepared but not transmitted to shareholders of MTN since there were no shareholders of MTN following the acquisition of MTN by MIU. Following the acquisition of MTN by MIU, MTN was terminated.

Semiannual Report
September 30, 2021
MFS® Municipal Series Trust
For the states of:
Alabama, Arkansas, California, Georgia, Maryland, and Massachusetts
MSTA-SEM

MFS® Municipal Series Trust
For the states of: Alabama, Arkansas, California, Georgia, Maryland, and Massachusetts
Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
After having taken aggressive steps to cushion the economic and market fallout related to the virus, some global central banks have begun to recalibrate monetary policy. For example, the U.S. Federal Reserve has signaled it will likely taper its bond buying program before the end of 2021, which has helped push up Treasury yields, particularly on the short end of the yield curve. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year. Production and transportation bottlenecks and labor shortages stemming from the pandemic have fueled a rise in inflation, though Fed policymakers expect the price hikes will prove transitory.
Since midyear, global economic growth has moderated, with the spread of the Delta variant of the coronavirus and a regulatory crackdown in China featuring prominently. Stress in China's property development sector has also contributed to a slowdown there. Tightening global energy and raw materials supplies are a further concern for investors.
The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create value for investors over time.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
November 12, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
MFS Alabama Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Universities - Colleges	21.2%
General Obligations - General Purpose	17.0%
Water & Sewer Utility Revenue	13.0%
Sales & Excise Tax Revenue	11.5%
Healthcare Revenue - Hospitals	8.8%
Composition including fixed income credit quality (a)(i)
AAA	3.3%
AA	45.0%
A	35.5%
BBB	6.9%
BB	0.9%
CC	0.1%
C	0.1%
D	1.4%
Not Rated	6.3%
Cash & Cash Equivalents	0.5%
Portfolio facts (i)
Average Duration (d)	6.1
Average Effective Maturity (m)	14.0 yrs.
Jurisdiction (i)
Alabama	85.4%
Puerto Rico	5.4%
New York	1.0%
Maryland	1.0%
California	0.8%
South Carolina	0.7%
Guam	0.7%
Utah	0.6%
Illinois	0.6%
New Jersey	0.5%
Virginia	0.5%
Tennessee	0.4%
Pennsylvania	0.4%
Colorado	0.4%
Ohio	0.2%
Connecticut	0.2%
Texas	0.2%
Iowa	0.1%
Wisconsin	0.1%
Michigan	0.1%
Indiana	0.1%
Minnesota	0.1%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

Portfolio Composition - continued
MFS Arkansas Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Sales & Excise Tax Revenue	20.3%
Universities - Colleges	14.1%
Water & Sewer Utility Revenue	11.2%
Healthcare Revenue - Hospitals	10.8%
General Obligations - Schools	8.1%
Composition including fixed income credit quality (a)(i)
AAA	1.5%
AA	49.2%
A	26.0%
BBB	10.9%
BB	1.0%
C	0.1%
D	1.6%
Not Rated	9.1%
Cash & Cash Equivalents	0.6%
Portfolio facts (i)
Average Duration (d)	5.4
Average Effective Maturity (m)	14.0 yrs.
Jurisdiction (i)
Arkansas	75.4%
Puerto Rico	6.2%
New Jersey	3.0%
Guam	2.8%
New York	1.6%
Illinois	1.3%
Texas	0.9%
Ohio	0.8%
California	0.8%
Maryland	0.7%
Pennsylvania	0.7%
Massachusetts	0.7%
North Carolina	0.7%
Utah	0.6%
Colorado	0.6%
Iowa	0.5%
Michigan	0.4%
Alabama	0.3%
South Carolina	0.3%
Connecticut	0.3%
Wisconsin	0.2%
Virginia	0.2%
Washington DC	0.2%
Tennessee	0.1%
Indiana	0.1%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2021.
The portfolio is actively managed and current holdings may be different.
3

Portfolio Composition - continued
MFS California Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
General Obligations - Schools	19.4%
Healthcare Revenue - Hospitals	11.2%
General Obligations - General Purpose	6.7%
Airports	6.5%
Tax Assessment	6.0%
Composition including fixed income credit quality (a)(i)
AAA	1.8%
AA	36.9%
A	25.0%
BBB	16.4%
BB	2.5%
B	0.3%
C	0.2%
D	1.8%
Not Rated	15.8%
Cash & Cash Equivalents	(0.7)%
Portfolio facts (i)
Average Duration (d)	6.7
Average Effective Maturity (m)	17.1 yrs.
Jurisdiction (i)
California	91.3%
Puerto Rico	5.3%
Illinois	0.6%
Guam	0.5%
Pennsylvania	0.4%
Tennessee	0.4%
Texas	0.3%
Maryland	0.3%
New Jersey	0.3%
Alabama	0.3%
Ohio	0.3%
Wisconsin	0.2%
New York	0.2%
Virginia	0.2%
Minnesota	0.1%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts and disbursements.
Percentages are based on net assets as of September 30, 2021.
The portfolio is actively managed and current holdings may be different.
4

Portfolio Composition - continued
MFS Georgia Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Universities - Colleges	18.1%
General Obligations - Schools	14.2%
Healthcare Revenue - Hospitals	12.1%
General Obligations - General Purpose	10.2%
Water & Sewer Utility Revenue	8.1%
Composition including fixed income credit quality (a)(i)
AAA	10.4%
AA	40.1%
A	30.9%
BBB	6.0%
BB	1.2%
CC	0.1%
C	0.1%
D	1.4%
Not Rated	7.6%
Cash & Cash Equivalents	2.2%
Portfolio facts (i)
Average Duration (d)	5.9
Average Effective Maturity (m)	14.0 yrs.
Jurisdiction (i)
Georgia	82.0%
Puerto Rico	4.6%
New Jersey	1.2%
California	1.2%
Illinois	1.1%
Maryland	1.0%
Virginia	0.8%
Pennsylvania	0.8%
Guam	0.8%
Ohio	0.6%
Connecticut	0.5%
South Carolina	0.4%
New York	0.4%
Iowa	0.4%
Massachusetts	0.4%
Tennessee	0.3%
Texas	0.3%
Alabama	0.2%
Washington DC	0.2%
Wisconsin	0.2%
Michigan	0.1%
Minnesota	0.1%
Indiana	0.1%
Florida	0.1%
Colorado (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2021.
The portfolio is actively managed and current holdings may be different.
5

Portfolio Composition - continued
MFS Maryland Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
General Obligations - General Purpose	23.9%
Healthcare Revenue - Hospitals	16.4%
Universities - Colleges	7.5%
Multi-Family Housing Revenue	6.1%
State & Local Agencies	5.6%
Composition including fixed income credit quality (a)(i)
AAA	22.3%
AA	26.8%
A	18.8%
BBB	14.2%
BB	1.0%
B	0.3%
CCC	0.1%
C	0.2%
D	1.6%
Not Rated	10.4%
Cash & Cash Equivalents	4.3%
Portfolio facts (i)
Average Duration (d)	5.9
Average Effective Maturity (m)	13.8 yrs.
Jurisdiction (i)
Maryland	78.6%
Puerto Rico	4.4%
Washington DC	3.2%
New York	1.1%
Guam	0.9%
Pennsylvania	0.9%
Illinois	0.8%
Tennessee	0.7%
California	0.7%
Utah	0.6%
South Carolina	0.6%
New Jersey	0.5%
Colorado	0.5%
Iowa	0.4%
Virginia	0.3%
Connecticut	0.3%
Alabama	0.3%
Ohio	0.3%
Wisconsin	0.2%
Indiana	0.2%
Michigan	0.1%
Virgin Islands	0.1%
Mississippi (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2021.
The portfolio is actively managed and current holdings may be different.
6

Portfolio Composition - continued
MFS Massachusetts Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Universities - Colleges	21.1%
Healthcare Revenue - Hospitals	13.7%
General Obligations - General Purpose	11.7%
Water & Sewer Utility Revenue	7.3%
Sales & Excise Tax Revenue	6.6%
Composition including fixed income credit quality (a)(i)
AAA	5.3%
AA	48.9%
A	16.2%
BBB	16.8%
BB	1.9%
CC	0.1%
C	0.2%
D	1.6%
Not Rated	6.9%
Cash & Cash Equivalents	2.1%
Portfolio facts (i)
Average Duration (d)	5.9
Average Effective Maturity (m)	14.5 yrs.
Jurisdiction (i)
Massachusetts	84.5%
Puerto Rico	5.1%
Illinois	1.1%
Maryland	1.1%
New Jersey	0.8%
Pennsylvania	0.7%
Guam	0.6%
Utah	0.5%
New York	0.5%
Tennessee	0.4%
California	0.4%
Colorado	0.3%
Alabama	0.3%
Ohio	0.3%
Texas	0.3%
Connecticut	0.3%
Virginia	0.2%
Wisconsin	0.2%
Florida	0.1%
Washington DC	0.1%
Minnesota	0.1%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2021.
The portfolio is actively managed and current holdings may be different.
7

Expense Tables
Fund expenses borne by the shareholders during the period, April 1, 2021 through September 30, 2021
As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2021 through September 30, 2021.
Actual Expenses
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
MFS ALABAMA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/21	Ending Account Value 9/30/21	Expenses Paid During Period (p) 4/01/21-9/30/21
A	Actual	0.90%	$1,000.00	$1,014.40	$4.54
	Hypothetical (h)	0.90%	$1,000.00	$1,020.56	$4.56
B	Actual	1.65%	$1,000.00	$1,009.63	$8.31
	Hypothetical (h)	1.65%	$1,000.00	$1,016.80	$8.34
I	Actual	0.65%	$1,000.00	$1,014.99	$3.28
	Hypothetical (h)	0.65%	$1,000.00	$1,021.81	$3.29
R6	Actual	0.59%	$1,000.00	$1,015.29	$2.98
	Hypothetical (h)	0.59%	$1,000.00	$1,022.11	$2.99
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
8

Expense Tables - continued
MFS ARKANSAS MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/21	Ending Account Value 9/30/21	Expenses Paid During Period (p) 4/01/21-9/30/21
A	Actual	0.72%	$1,000.00	$1,012.88	$3.63
	Hypothetical (h)	0.72%	$1,000.00	$1,021.46	$3.65
B	Actual	1.47%	$1,000.00	$1,009.10	$7.40
	Hypothetical (h)	1.47%	$1,000.00	$1,017.70	$7.44
I	Actual	0.62%	$1,000.00	$1,014.41	$3.13
	Hypothetical (h)	0.62%	$1,000.00	$1,021.96	$3.14
R6	Actual	0.55%	$1,000.00	$1,014.74	$2.78
	Hypothetical (h)	0.55%	$1,000.00	$1,022.31	$2.79
MFS CALIFORNIA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/21	Ending Account Value 9/30/21	Expenses Paid During Period (p) 4/01/21-9/30/21
A	Actual	0.67%	$1,000.00	$1,024.25	$3.40
	Hypothetical (h)	0.67%	$1,000.00	$1,021.71	$3.40
B	Actual	1.43%	$1,000.00	$1,020.43	$7.24
	Hypothetical (h)	1.43%	$1,000.00	$1,017.90	$7.23
C	Actual	1.58%	$1,000.00	$1,019.61	$8.00
	Hypothetical (h)	1.58%	$1,000.00	$1,017.15	$7.99
I	Actual	0.57%	$1,000.00	$1,023.74	$2.89
	Hypothetical (h)	0.57%	$1,000.00	$1,022.21	$2.89
R6	Actual	0.50%	$1,000.00	$1,023.11	$2.54
	Hypothetical (h)	0.50%	$1,000.00	$1,022.56	$2.54
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
For the MFS Arkansas Municipal Bond Fund, changes to the fund's fee arrangements occured during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.70%, $3.53, and $3.55 for Class A, 1.45%, $7.30, and $7.33 for Class B, 0.60%, $3.03, and $3.04 for Class I, and 0.53%, $2.68, and $2.69 for Class R6, respectively. For further information about the fund's fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.
9

Expense Tables - continued
MFS GEORGIA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/21	Ending Account Value 9/30/21	Expenses Paid During Period (p) 4/01/21-9/30/21
A	Actual	0.89%	$1,000.00	$1,013.22	$4.49
	Hypothetical (h)	0.89%	$1,000.00	$1,020.61	$4.51
B	Actual	1.64%	$1,000.00	$1,009.41	$8.26
	Hypothetical (h)	1.64%	$1,000.00	$1,016.85	$8.29
I	Actual	0.64%	$1,000.00	$1,014.04	$3.23
	Hypothetical (h)	0.64%	$1,000.00	$1,021.86	$3.24
R6	Actual	0.59%	$1,000.00	$1,014.27	$2.98
	Hypothetical (h)	0.59%	$1,000.00	$1,022.11	$2.99
MFS MARYLAND MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/21	Ending Account Value 9/30/21	Expenses Paid During Period (p) 4/01/21-9/30/21
A	Actual	0.83%	$1,000.00	$1,016.64	$4.20
	Hypothetical (h)	0.83%	$1,000.00	$1,020.91	$4.20
B	Actual	1.58%	$1,000.00	$1,012.83	$7.97
	Hypothetical (h)	1.58%	$1,000.00	$1,017.15	$7.99
I	Actual	0.58%	$1,000.00	$1,017.68	$2.93
	Hypothetical (h)	0.58%	$1,000.00	$1,022.16	$2.94
R6	Actual	0.52%	$1,000.00	$1,017.99	$2.63
	Hypothetical (h)	0.52%	$1,000.00	$1,022.46	$2.64
MFS MASSACHUSETTS MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/21	Ending Account Value 9/30/21	Expenses Paid During Period (p) 4/01/21-9/30/21
A	Actual	0.84%	$1,000.00	$1,013.90	$4.24
	Hypothetical (h)	0.84%	$1,000.00	$1,020.86	$4.26
B	Actual	1.59%	$1,000.00	$1,010.09	$8.01
	Hypothetical (h)	1.59%	$1,000.00	$1,017.10	$8.04
I	Actual	0.59%	$1,000.00	$1,014.77	$2.98
	Hypothetical (h)	0.59%	$1,000.00	$1,022.11	$2.99
R6	Actual	0.52%	$1,000.00	$1,015.14	$2.63
	Hypothetical (h)	0.52%	$1,000.00	$1,022.46	$2.64
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
10

Portfolio of Investments
9/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Alabama Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.2%
Airport Revenue – 1.9%
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2031	$325,000	$ 423,476
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2032	325,000	422,625
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2033	325,000	421,235
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	70,000	73,403
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	45,000	45,154
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2024	75,000	84,138
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2025	100,000	116,041
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2026	150,000	178,981
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2027	185,000	226,462
		$ 1,991,515
General Obligations - General Purpose – 16.8%
Birmingham, AL, General Obligation Warrants, “A”, 5%, 6/01/2028	$1,000,000	$ 1,260,467
Birmingham, AL, General Obligation Warrants, “B”, 5%, 12/01/2043	245,000	299,726
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	160,000	170,145
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	55,000	62,081
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	40,000	49,898
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	15,000	16,881
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	110,000	123,559
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	850,000	733,125
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	110,000	111,056
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	20,000	20,186
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	40,000	40,278
Fort Payne, AL, General Obligation Warrants, “A”, AGM, 5%, 5/01/2047	750,000	911,629
Gardendale, AL, General Obligation Warrants, “B”, 4%, 5/01/2039	250,000	298,763
Gardendale, AL, General Obligation Warrants, “B”, 4%, 5/01/2040	300,000	357,666
Gardendale, AL, General Obligation Warrants, “B”, 4%, 5/01/2041	400,000	475,500
Jasper, AL, General Obligation Warrants, 5%, 3/01/2032 (Prerefunded 3/01/2024)	500,000	556,605
Mobile County, AL, General Obligation Improvement Warrants, 5%, 2/01/2038	250,000	311,238
Mobile County, AL, General Obligation Improvement Warrants, 5%, 2/01/2039	250,000	311,348
Mobile County, AL, General Obligation Refunding, “A”, 5%, 8/01/2032	1,110,000	1,450,343
Mobile County, AL, General Obligation Warrants, 5%, 8/01/2036	500,000	611,356
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2033	420,000	487,406
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2034	655,000	757,892
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2035	250,000	288,746
Montgomery County, AL, General Obligation Refunding Warrants, “A”, 4%, 3/01/2027	1,000,000	1,173,716
Montgomery, AL, General Obligation, “A”, 5%, 12/01/2028	450,000	573,593
Montgomery, AL, General Obligation, “A”, 5%, 12/01/2030	625,000	828,308
Orange Beach, AL, General Obligation, 4%, 8/01/2028	700,000	843,145
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	115,000	121,088
State of Alabama, General Obligation Refunding, “C”, 5%, 8/01/2025	1,000,000	1,171,702
State of Illinois, General Obligation, 5.5%, 5/01/2039	120,000	151,724
Trussville, AL, General Obligation Warrants, “A”, 4%, 8/01/2041	750,000	874,330
Vestavia Hills, AL, General Obligation Warrants, 4%, 8/01/2038	1,000,000	1,172,831
Vestavia Hills, AL, General Obligation Warrants, 4%, 8/01/2048	500,000	576,920
		$ 17,193,251
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – 3.3%
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	$445,000	$ 515,816
Huntsville, AL, General Obligation Warrants, “A”, 5%, 5/01/2039	1,000,000	1,251,699
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2029 (Prerefunded 11/01/2023)	200,000	219,781
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2030 (Prerefunded 11/01/2023)	1,000,000	1,098,903
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	270,000	292,157
		$ 3,378,356
Healthcare Revenue - Hospitals – 8.7%
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), “C”, 5%, 11/15/2046	$500,000	$ 587,787
Alabama Special Care Facilities Financing Authority Rev. (Daughters of Charity), ETM, AAC, 5%, 11/01/2025	480,000	510,495
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children's Hospital), 5%, 6/01/2031	750,000	857,189
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	5,000	6,087
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	5,000	6,036
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	40,000	45,344
DCH Health Care Authority, AL, Health Care Facilities Rev., 5%, 6/01/2033	500,000	559,775
East Alabama Health Care Authority, Health Care Facilities Rev., “A”, 4%, 9/01/2048	500,000	558,887
Huntsville, AL, Health Care Authority, “B”, 5%, 6/01/2035	500,000	638,197
Huntsville, AL, Health Care Authority, “B”, 5%, 6/01/2036	500,000	635,152
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	360,000	441,174
Mobile, AL, Infirmary Health System Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 4%, 2/01/2040	1,000,000	1,166,425
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	50,000	57,109
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	425,000	479,674
UAB Medicine Finance Authority Rev., “B”, 5%, 9/01/2035	1,000,000	1,191,196
UAB Medicine Finance Authority Rev., “B2”, 5%, 9/01/2041	1,000,000	1,190,849
		$ 8,931,376
Healthcare Revenue - Long Term Care – 2.4%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	$250,000	$ 261,595
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 4%, 12/01/2038	1,000,000	1,155,708
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2039	1,050,000	1,058,040
		$ 2,475,343
Industrial Revenue - Environmental Services – 0.3%
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Water Disposal Authority Rev. (Cherokee Industrial Landfill Project), “A”, 6%, 5/01/2040 (n)	$300,000	$ 335,729
Industrial Revenue - Other – 1.0%
Mobile County, AL, Limited Obligation Warrants (Gomesa Project), 4%, 11/01/2045 (n)	$500,000	$ 540,457
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	100,000	103,289
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	305,000	352,750
		$ 996,496
Industrial Revenue - Paper – 0.3%
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/2035	$300,000	$ 302,136
Miscellaneous Revenue - Other – 0.8%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$65,000	$ 69,635
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	260,000	284,666
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	495,000	504,971
		$ 859,272
Port Revenue – 1.2%
Alabama Port Authority Docks Facilities Refunding Rev., “A”, AGM, 5%, 10/01/2035	$1,000,000	$ 1,191,596
Sales & Excise Tax Revenue – 11.4%
Baldwin County, AL, Board of Education, Public School Warrants, 5%, 6/01/2028	$175,000	$ 220,067
Baldwin County, AL, Board of Education, Public School Warrants, 5%, 6/01/2029	200,000	256,649
Baldwin County, AL, Board of Education, Public School Warrants, 5%, 6/01/2030	225,000	293,664
12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Baldwin County, AL, Board of Education, Refunding School Warrants, 5%, 6/01/2022	$1,090,000	$ 1,124,534
Baldwin County, AL, Board of Education, Refunding School Warrants, 5%, 6/01/2022	1,450,000	1,495,939
Cherokee County, AL, Board of Education Special Tax School Warrants (Sales Tax), 5%, 12/01/2048	1,000,000	1,209,482
Elmore County, AL, Board of Education School Tax Warrants, 4%, 8/01/2038	745,000	870,553
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029 (w)	5,000	6,160
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030 (w)	5,000	6,248
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031 (w)	5,000	6,371
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036 (w)	25,000	28,835
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042 (w)	35,000	39,095
Houston County, AL, Board of Education, School Warrants, BAM, 4%, 12/01/2031	765,000	929,461
Houston County, AL, Board of Education, School Warrants, BAM, 4%, 12/01/2032	500,000	605,436
Jefferson County, AL, Board of Education, 4%, 2/01/2042	805,000	924,514
Jefferson County, AL, Limited Obligation Warrants, 5%, 9/15/2033	500,000	602,234
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	16,000	17,980
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	650,000	737,269
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	164,000	181,862
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	58,000	64,317
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	25,000	28,027
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	1,000	955
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	26,000	23,465
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	4,000	3,445
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	247,000	196,816
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	237,000	175,683
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	1,837,000	604,194
Tuscaloosa County, AL, Board of Education, School Tax Warrants, 5%, 2/01/2037	750,000	898,786
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	100,000	110,979
		$ 11,663,020
Single Family Housing - Local – 0.4%
Montgomery County, MD, Housing Opportunities Commission Program Rev., “A”, 4%, 7/01/2049	$355,000	$ 393,892
Single Family Housing - State – 0.5%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$210,000	$ 225,327
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	255,000	283,011
		$ 508,338
State & Local Agencies – 2.6%
Alabama Public Health Care Authority Lease Rev. (Department of Public Health Facilities), 5%, 9/01/2030	$280,000	$ 321,063
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, AGM, 5%, 7/01/2030	210,000	210,771
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	315,000	356,432
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2030	35,000	37,678
Huntsville, AL, Public Building Authority Lease Refunding Rev., 5%, 10/01/2033	500,000	613,682
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	75,000	94,316
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	155,000	187,433
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	10,000	11,870
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	5,000	6,447
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	5,000	5,913
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	10,000	11,800
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	10,000	11,760
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	5,000	5,856
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2038	10,000	11,673
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	10,000	11,595
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	75,000	89,547
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	185,000	207,152
13

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	$350,000	$ 419,939
		$ 2,614,927
Student Loan Revenue – 0.2%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$35,000	$ 36,836
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	90,000	92,419
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	50,000	51,067
		$ 180,322
Tax - Other – 7.0%
Alabama Public School & College Authority Rev., “A”, 5%, 11/01/2027	$1,000,000	$ 1,249,779
Alabama Public School & College Authority Rev., “B”, 5%, 6/01/2025 (Prerefunded 6/01/2023)	800,000	862,845
Birmingham-Jefferson, AL, Civic Center Authority, “A”, 4%, 7/01/2043	750,000	833,827
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	500,000	587,043
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	55,000	63,670
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	30,000	34,679
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	85,000	96,821
Lauderdale County, AL, Agriculture Center Authority Special Tax Rev., 5%, 7/01/2049	1,000,000	1,084,829
Mountain Brook, AL, Board of Education, School Warrants, “A”, 4%, 3/01/2027	200,000	234,743
Mountain Brook, AL, Board of Education, School Warrants, “A”, 4%, 3/01/2030	325,000	399,015
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	70,000	71,685
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	105,000	111,740
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	265,000	288,843
Tuscaloosa, AL, Board of Education, School Tax Warrants, 5%, 8/01/2036 (Prerefunded 8/01/2026)	1,000,000	1,211,062
		$ 7,130,581
Tobacco – 0.2%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$55,000	$ 69,101
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	1,040,000	166,462
		$ 235,563
Toll Roads – 0.3%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$90,000	$ 93,583
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	180,000	186,296
		$ 279,879
Transportation - Special Tax – 1.8%
Alabama Federal Aid Highway Finance Authority Special Obligation, “A”, 5%, 9/01/2035	$500,000	$ 597,453
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	125,000	125,870
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	330,000	365,607
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	240,000	261,807
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	200,000	208,433
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	50,000	62,256
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	105,000	124,859
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	45,000	55,988
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	50,000	61,053
		$ 1,863,326
Universities - Colleges – 21.0%
Alabama Community College System Board of Trustees Rev., AGM, 4%, 9/01/2038	$1,000,000	$ 1,189,701
Alabama Community College System Board of Trustees Rev. (Bishop State Community College), BAM, 4%, 1/01/2044	300,000	338,173
Alabama Community College System Board of Trustees Rev. (Bishop State Community College), BAM, 4%, 1/01/2049	1,000,000	1,121,049
Alabama Community College System Board of Trustees Rev. (Coastal Community College), BAM, 4%, 10/01/2027	615,000	720,802
Alabama Community College System Board of Trustees Rev. (Snead State Community College), BAM, 4%, 9/01/2038	680,000	778,174
Auburn University, General Fee Rev., “A”, 5%, 6/01/2025	885,000	1,030,922
Auburn University, General Fee Rev., “A”, 5%, 6/01/2025	1,270,000	1,479,401
Auburn University, General Fee Rev., “A”, 5%, 6/01/2038	500,000	585,295
14

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Auburn University, General Fee Rev., “A”, 5%, 6/01/2048	$1,500,000	$ 1,807,148
Homewood, AL, Educational Building Authority Facilities Rev. (Samford University), “A”, 5%, 12/01/2034	500,000	599,659
Jacksonville State University, AL, Tuition and Fee Rev., 4%, 12/01/2027	1,000,000	1,165,592
Jacksonville State University, AL, Tuition and Fee Rev., 4%, 12/01/2040	750,000	858,118
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, 5%, 7/01/2036	580,000	685,018
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	65,000	65,309
Troy University, Facilities Rev., “A”, BAM, 5%, 11/01/2028	500,000	571,517
University of Alabama at Birmingham, Rev., “B”, 4%, 10/01/2037	1,000,000	1,169,686
University of Alabama in Huntsville, General Fee Rev., “B2”, 5%, 9/01/2035	755,000	931,215
University of Alabama in Huntsville, General Fee Rev., “B2”, 5%, 9/01/2036	475,000	584,464
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2026	445,000	538,209
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2039	1,000,000	1,230,757
University of North Alabama, General Fee Rev., “C”, BAM, 4%, 11/01/2038	500,000	580,232
University of South Alabama, Facilities Rev., BAM, 5%, 10/01/2036	500,000	599,022
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	750,000	907,949
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2036	355,000	405,550
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2038	500,000	568,243
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2040	770,000	871,149
		$ 21,382,354
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$100,000	$ 102,500
Utilities - Municipal Owned – 1.0%
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	$180,000	$ 175,950
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	30,000	29,325
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2022 (a)(d)	15,000	14,719
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	5,000	4,906
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	65,000	63,781
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	5,000	4,875
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	70,000	68,512
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	115,000	112,412
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	10,000	10,000
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	50,000	49,999
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	40,000	38,400
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	10,000	10,011
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2022 (a)(d)	40,000	39,150
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	30,000	29,325
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	5,000	4,888
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	95,000	92,862
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	70,000	69,998
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	16,311
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	5,000	4,913
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	14,719
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	40,000	38,650
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	50,000	49,062
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	15,000	14,719
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	55,000	53,969
		$ 1,011,456
Utilities - Other – 2.1%
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 1), “A”, 4%, 10/01/2028	$750,000	$ 889,112
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 2), “A”, 4%, 12/01/2051 (Put Date 12/01/2031)	1,000,000	1,211,366
		$ 2,100,478
15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – 12.9%
Auburn, AL, Waterworks Board Water Rev., 5%, 9/01/2036 (Prerefunded 9/01/2025)	$1,000,000	$ 1,164,226
Birmingham, AL, Waterworks Board Water Rev., 5%, 1/01/2036 (Prerefunded 1/01/2028)	750,000	936,739
Birmingham, AL, Waterworks Board Water Rev., “A”, 5%, 1/01/2030 (Prerefunded 1/01/2025)	500,000	574,525
Birmingham, AL, Waterworks Board Water Rev., “A”, 5%, 1/01/2031 (Prerefunded 1/01/2027)	500,000	611,035
Cullman, AL, Utilities Board Water Rev., “A”, AGM, 5%, 9/01/2035	1,000,000	1,117,471
Gadsden, AL, Waterworks and Sewer Rev., AGM, 4%, 6/01/2033	1,000,000	1,162,702
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	45,000	50,819
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	120,000	134,142
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	45,000	49,089
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	45,000	48,652
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	95,000	114,507
Huntsville, AL, Water System Rev., “A”, 5%, 11/01/2027	1,070,000	1,333,666
Jefferson County, AL, Senior Lien Sewer Rev., Current Interest Warrants, “A”, AGM, 5%, 10/01/2044	750,000	826,300
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	300,000	300,000
Madison City, AL, Water & Wastewater Board Rev., 3%, 12/01/2050	1,000,000	1,055,331
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	15,000	16,793
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	20,000	22,321
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	10,000	11,183
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	20,000	22,326
Opelika, AL, Board of Utility Rev., “A”, BAM, 4%, 6/01/2027	200,000	233,230
Opelika, AL, Board of Utility Rev., “A”, BAM, 4%, 6/01/2028	250,000	296,366
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2044	700,000	765,266
Scottsboro, AL, Board of Waterworks, Sewer & Gas Rev., 5%, 8/01/2032 (Prerefunded 8/01/2022)	500,000	519,858
Scottsboro, AL, Board of Waterworks, Sewer & Gas Rev., “B”, BAM, 4%, 8/01/2039	350,000	411,762
Warrior River, AL, Water Authority Rev., BAM, 4%, 8/01/2039	1,180,000	1,366,271
		$ 13,144,580
Total Municipal Bonds (Identified Cost, $95,125,065)		$100,266,286
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$136,000	$ 121,128
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	200,000	62,318
Total Bonds (Identified Cost, $189,888)		$ 183,446
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 0.04% (v) (Identified Cost, $354,857)	354,885	$ 354,885
Other Assets, Less Liabilities – 1.2%		1,250,305
Net Assets – 100.0%		$102,054,922
See Portfolio Footnotes and Notes to Financial Statements
16

Portfolio of Investments (unaudited) – continued
MFS Arkansas Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.1%
Airport Revenue – 1.1%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$235,000	$ 246,424
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	160,000	160,548
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2024	135,000	151,449
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2025	175,000	203,072
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2026	265,000	316,199
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2027	330,000	403,960
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	95,000	107,689
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	105,000	119,201
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	90,283
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	125,000	141,067
		$ 1,939,892
General Obligations - General Purpose – 3.6%
Arkansas Higher Education, 4%, 6/01/2029	$2,000,000	$ 2,179,680
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	375,000	398,776
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	70,000	78,873
Chicago, IL, General Obligation Refunding Project, “A”, 5.25%, 1/01/2030	50,000	54,281
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	110,000	124,162
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	80,000	99,796
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	30,000	33,763
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	225,000	252,734
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	1,620,000	1,397,250
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	320,000	323,071
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	60,000	60,557
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	130,000	130,905
State of Illinois, General Obligation, 5.5%, 5/01/2039	120,000	151,724
State of Illinois, General Obligation, 5.75%, 5/01/2045	115,000	145,547
State of Illinois, General Obligation, “A”, 5%, 3/01/2028	150,000	183,835
State of Illinois, General Obligation, “A”, 5%, 3/01/2029	225,000	279,365
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	205,000	258,413
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	295,000	377,426
		$ 6,530,158
General Obligations - Schools – 8.1%
Bentonville, AR, School District No. 6 Construction Refunding, “B”, 4%, 6/01/2037	$1,500,000	$ 1,676,092
Bentonville, AR, School District No. 6 Construction Refunding, “B”, 4%, 6/01/2047	1,000,000	1,113,458
Bentonville, AR, School District No. 6 Refunding, “F”, 5%, 6/01/2025	480,000	558,003
Bentonville, AR, School District No. 6 Refunding, “F”, 5%, 6/01/2026	300,000	358,962
Bentonville, AR, School District No. 6 Refunding, “F”, 3%, 6/01/2027	1,065,000	1,184,612
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	40,000	47,824
Crittenden County, AR, Community College District, 4.6%, 2/01/2035	285,000	285,647
Crittenden County, AR, Community College District, 4.7%, 2/01/2040	625,000	626,436
Crittenden County, AR, Earle Special School District Refunding and Construction, 4%, 2/01/2048	2,060,000	2,131,958
Fort Smith, AR, School District No. 100 Construction, “B”, 2.75%, 2/01/2045	1,370,000	1,389,376
North Little Rock, AR, School District No. 1 (Pulaski County), 5%, 2/01/2026	1,000,000	1,182,994
North Little Rock, AR, School District No. 1 (Pulaski County), 2%, 2/01/2027	2,000,000	2,107,770
Pulaski County, AR, Special School District Construction, 4%, 2/01/2041 (Prerefunded 8/01/2022)	2,000,000	2,062,951
		$ 14,726,083
Healthcare Revenue - Hospitals – 10.7%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), 5%, 12/01/2047	$2,000,000	$ 2,425,929
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), “A”, 5%, 12/01/2029	1,000,000	1,168,123
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2034	740,000	927,620
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2044	1,000,000	1,222,964
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	750,000	813,926
17

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	$1,250,000	$ 1,318,485
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,900,000	2,245,530
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 4%, 2/01/2042	990,000	1,111,512
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2033	1,645,000	1,829,231
Batesville, AK, Public Facilities Board, Hospital Rev. (White River Health System, Inc.), 5%, 6/01/2027	500,000	592,064
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	10,000	12,174
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	5,000	6,036
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	90,000	102,024
Conway, AR, Hospital Rev. (Conway Regional Medical Center), 4.45%, 8/01/2032	540,000	558,770
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “A”, 4%, 8/01/2038	1,000,000	1,080,457
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	20,000	21,921
Pulaski County, AR, Public Facilities Board, Healthcare Rev., 5.5%, 7/01/2043 (Prerefunded 7/01/2023)	750,000	818,383
Springdale, AR, Public Facilities Board Hospital Rev. (Children's Northwest Project), 5%, 3/01/2040	2,820,000	3,274,470
		$ 19,529,619
Industrial Revenue - Other – 0.5%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	$390,000	$ 402,972
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032 (n)	209,025	224,550
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	330,000	381,664
		$ 1,009,186
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$ 112,455
Miscellaneous Revenue - Other – 4.7%
Arkansas Development Finance Authority Rev., Public Safety Charges (Emergency Management Project), 4%, 6/01/2031	$1,070,000	$ 1,253,327
Arkansas Development Finance Authority, Public Safety Charges (Arkansas Division of Emergency Management Project), 4%, 6/01/2045	2,955,000	3,352,475
Fayetteville, AR, Hotel, Motel and Restaurant Rev., BAM, 5%, 11/01/2034	2,000,000	2,260,564
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,615,000	1,647,530
		$ 8,513,896
Sales & Excise Tax Revenue – 20.0%
Bentonville, AR, Sales & Use Tax Refunding Improvement, “B”, 3%, 11/01/2034	$1,000,000	$ 1,089,852
Bentonville, AR, Sales & Use Tax Refunding Improvement, “B”, 3%, 11/01/2035	1,000,000	1,086,747
Bentonville, AR, Sales & Use Tax Refunding Improvement, “B”, 3%, 11/01/2036	785,000	851,201
Cabot, AR, Sales & Use Tax, 5%, 6/01/2026	700,000	753,311
Cabot, AR, Sales & Use Tax, 5%, 6/01/2027	1,300,000	1,397,654
Clarksville, AR, Sales & Use Tax Capital Improvement Refunding, BAM, 3%, 11/01/2022 (w)	375,000	385,197
Clarksville, AR, Sales & Use Tax Capital Improvement Refunding, BAM, 3%, 11/01/2023 (w)	915,000	962,161
Clarksville, AR, Sales & Use Tax Capital Improvement Refunding, BAM, 3%, 11/01/2024 (w)	955,000	1,023,715
Clarksville, AR, Sales & Use Tax Capital Improvement Refunding, BAM, 3%, 11/01/2025 (w)	635,000	691,597
Clarksville, AR, Sales & Use Tax Capital Improvement Refunding, BAM, 3%, 11/01/2026 (w)	1,020,000	1,124,534
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2030	850,000	903,295
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2035	1,150,000	1,219,433
Forrest City, AR, Sales & Use Tax , 3%, 11/01/2032	350,000	382,524
Forrest City, AR, Sales & Use Tax , 3%, 11/01/2033	370,000	402,769
Forrest City, AR, Sales & Use Tax , 3%, 11/01/2034	380,000	412,067
Forrest City, AR, Sales & Use Tax , 3%, 11/01/2036	400,000	430,665
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/2023	380,000	407,890
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/2024	2,025,000	2,079,883
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029 (w)	10,000	12,320
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030 (w)	10,000	12,497
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031 (w)	10,000	12,742
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036 (w)	45,000	51,903
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042 (w)	65,000	72,605
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	415,000	472,212
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,000,000	1,316,000
18

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Mississippi County, AR, 4%, 6/01/2036	$650,000	$ 702,477
Mississippi County, AR, 4%, 6/01/2038	1,095,000	1,179,114
Mountain View, AK, Sales and Use Tax Rev., BAM, 4%, 11/01/2027	335,000	388,690
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2031	335,000	355,503
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2032	395,000	416,783
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2033	405,000	425,547
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2034	415,000	436,700
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2035	425,000	445,622
Phillips County, AR, Sales & Use Tax, BAM, 3.75%, 9/01/2038	1,170,000	1,222,234
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	36,000	40,456
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	2,108,000	2,391,020
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	355,000	393,664
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	120,000	133,069
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	2,000	2,212
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	62,000	69,506
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	6,000	5,728
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	66,000	59,566
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	12,000	10,335
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	593,000	472,518
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	568,000	421,047
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	2,189,000	719,968
Rogers, AR, Sales & Use Tax Rev., “B”, 5%, 11/01/2036	2,000,000	2,397,261
Springdale, AR, Sales & Use Tax Rev., 5%, 11/01/2028 (Prerefunded 11/01/2022)	1,000,000	1,051,072
Springdale, AR, Sales & Use Tax Rev., BAM, 5%, 4/01/2037	1,000,000	1,103,187
Springdale, AR, Sales & Use Tax Rev., BAM, 3.6%, 4/01/2041	2,000,000	2,077,858
Stuttgart, AR, Sales & Use Tax Rev., AGM, 5%, 6/01/2032	1,840,000	1,846,518
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	180,000	199,762
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	100,000	104,332
		$ 36,626,523
Secondary Schools – 0.6%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	$750,000	$ 776,554
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2039 (n)	250,000	284,050
		$ 1,060,604
Single Family Housing - State – 0.9%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, GNMA, 4%, 11/15/2047	$475,000	$ 510,013
Iowa Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 4%, 7/01/2047	525,000	563,363
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	525,000	582,669
		$ 1,656,045
State & Local Agencies – 6.4%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 6/01/2034	$2,605,000	$ 2,684,358
Arkansas Development Finance Authority State Agencies Facilities Revenue Refunding and Construction (Justice Building Project), 4%, 12/01/2050	2,570,000	2,872,146
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	840,000	950,486
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.83% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,315,000	1,265,143
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	200,000	251,508
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	385,000	465,560
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	150,000	179,094
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	345,000	429,239
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2044	580,000	713,463
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2044	2,360,000	1,251,623
19

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	$525,000	$ 587,863
		$ 11,650,483
Student Loan Revenue – 0.1%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$70,000	$ 73,673
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	185,000	189,972
		$ 263,645
Tax - Other – 4.8%
Fayetteville, AR, Liberty Improvement Bonds, 4%, 1/01/2037	$2,000,000	$ 2,197,178
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/2034	3,000,000	3,349,148
Little Rock, AR, Litmited Tax General Obligation, Capital Improvement, 5%, 4/01/2022	1,000,000	1,023,696
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	210,000	215,054
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	890,000	970,078
Triborough Bridge & Tunnel Authority, NY, Payroll Mobility Tax, ”C-3“, 3%, 5/15/2051	890,000	923,655
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	113,022
		$ 8,791,831
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$15,000	$ 17,176
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	13,000	15,299
		$ 32,475
Tobacco – 2.3%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2027	$2,470,000	$ 2,299,928
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2028	500,000	454,406
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	105,000	131,920
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	185,000	205,718
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	750,000	848,994
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	2,010,000	321,719
		$ 4,262,685
Toll Roads – 0.2%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$230,000	$ 257,605
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	180,000	200,643
		$ 458,248
Transportation - Special Tax – 2.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	$20,000	$ 20,277
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	715,000	779,968
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	395,000	411,654
New Jersey Economic Development Authority Rev. (NJ Transit Transportation Project), 4%, 11/01/2044	1,015,000	1,157,210
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	95,000	118,287
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2050	65,000	80,425
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	310,000	368,632
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	125,000	155,521
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 4%, 6/15/2044	1,775,000	1,998,603
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	125,000	152,633
		$ 5,243,210
Universities - Colleges – 13.9%
Arkansas State University, Housing System Rev. (Jonesboro Campus), 4.5%, 3/01/2031	$2,500,000	$ 2,614,913
Arkansas State University, Student Fee Rev. (Jonesboro Campus), “C”, AGM, 4.5%, 3/01/2027	545,000	554,039
20

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 5%, 12/01/2030	$410,000	$ 535,685
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 5%, 12/01/2031	430,000	559,430
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 5%, 12/01/2032	450,000	583,607
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 5%, 12/01/2033	475,000	613,991
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 4%, 12/01/2035	410,000	485,733
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	85,000	86,127
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	140,000	142,100
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	60,000	60,394
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	65,000	65,975
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), BAM, 5%, 9/01/2030	1,000,000	1,147,388
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	340,000	394,203
University of Arkansas Athletic Facilities Rev. (Fayetteville Campus), “A”, 5%, 9/15/2033	1,450,000	1,827,270
University of Arkansas Auxiliary Enterprises Rev., 5%, 12/01/2029 (Prerefunded 12/01/2022)	605,000	638,945
University of Arkansas Auxiliary Enterprises Rev. (UALR Campus), “A”, 5%, 5/01/2029 (Prerefunded 5/01/2022)	200,000	205,596
University of Arkansas Facilities Rev. (Fayetteville Campus), 5%, 11/01/2047	1,500,000	1,830,939
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2021	1,310,000	1,314,782
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2026 (Prerefunded 11/01/2021)	1,000,000	1,003,665
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2032	1,000,000	1,108,172
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2043	1,500,000	1,841,402
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2023	520,000	570,396
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 10/01/2025	780,000	850,887
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2025	2,000,000	2,189,013
University of Arkansas Facilities Rev. (UAMS Campus), “A”, 5%, 3/01/2031	915,000	1,160,897
University of Arkansas Student Fee Rev. (Fort Smith Campus), 4%, 12/01/2023 (Prerefunded 12/01/2021)	250,000	251,539
University of Arkansas Student Fee Rev. (Fort Smith Campus), 4%, 12/01/2024 (Prerefunded 12/01/2021)	250,000	251,539
University of Arkansas Student Fee Rev. (Fort Smith Campus), 4%, 12/01/2025 (Prerefunded 12/01/2021)	500,000	503,078
University of Arkansas Student Fee Rev. (Fort Smith Campus), 4%, 12/01/2026 (Prerefunded 12/01/2021)	305,000	306,877
University of Arkansas Various Facilities Refunding Rev. (Uams Campus), “A”, 5%, 12/01/2025	500,000	591,030
University of Central Arkansas Student Fee Rev., “A”, AGM, 5%, 11/01/2038	500,000	574,672
University of Central Arkansas Student Fee Rev., “A”, AGM, 4%, 11/01/2048	550,000	599,858
		$ 25,464,142
Universities - Dormitories – 0.7%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$1,130,000	$ 1,368,502
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$255,000	$ 261,375
Utilities - Municipal Owned – 5.3%
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2030	$1,000,000	$ 1,163,227
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2032 (Prerefunded 9/01/2022)	1,130,000	1,179,409
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2035	1,000,000	1,158,834
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2036 (Prerefunded 9/01/2022)	1,165,000	1,215,939
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2030	2,805,000	2,920,206
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	410,000	400,775
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	65,000	63,537
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2022 (a)(d)	30,000	29,438
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	15,000	14,719
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	145,000	142,281
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	15,000	14,625
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	155,000	151,706
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	260,000	254,150
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 5%, 7/01/2023	135,000	135,939
21

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	$80,000	$ 76,800
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2022 (a)(d)	60,000	58,725
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	70,000	68,425
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	9,775
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	210,000	205,275
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	16,311
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	9,825
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	25,000	24,531
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	95,000	91,794
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	110,000	107,937
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	35,000	34,344
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	95,000	93,219
		$ 9,641,746
Utilities - Other – 0.1%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	$155,000	$ 161,905
Water & Sewer Utility Revenue – 11.0%
Arkansas Community Public Water Systems Authority Rev., 5%, 10/01/2032	$1,020,000	$ 1,068,689
Conway, AR, Wastewater Improvement Rev., “A”, 4%, 10/01/2039	525,000	601,539
Fort Smith, AR, Water and Sewer and Construction Rev., 5%, 10/01/2035	3,850,000	4,767,023
Fort Smith, AR, Water and Sewer Refunding Construction Rev., 5%, 10/01/2031	500,000	626,909
Fort Smith, AR, Water and Sewer Rev., AGM, 4.5%, 10/01/2021	1,545,000	1,545,000
Fort Smith, AR, Water and Sewer Rev., AGM, 4.5%, 10/01/2022	455,000	456,414
Fort Smith, AR, Water and Sewer Rev., BAM, 3%, 10/01/2029	325,000	358,240
Fort Smith, AR, Water and Sewer Rev., BAM, 5%, 10/01/2029	1,000,000	1,198,817
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	85,000	95,992
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	500,000	558,926
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	245,000	267,265
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	245,000	264,884
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	200,000	241,067
Hot Springs, AR, Construction Wastewater Rev., “B”, BAM, 2.75%, 12/01/2047	1,000,000	1,029,512
Hot Springs, AR, Construction Wastewater Rev., “B”, BAM, 2.75%, 12/01/2050	1,000,000	1,026,924
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2035	1,125,000	1,368,083
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2039	1,000,000	1,209,961
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2041	500,000	601,947
Hot Springs, AR, Waterworks Rev., BAM, 3.75%, 10/01/2043	1,750,000	1,867,886
Malvern, AR, Water and Sewer Refunding and Construction Rev., BAM, 3.7%, 8/01/2043	750,000	767,611
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	50,000	55,976
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	65,000	72,542
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	30,000	33,550
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	75,000	83,724
		$ 20,168,481
Total Municipal Bonds (Identified Cost, $170,156,788)		$179,473,189
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$245,000	$ 218,209
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	500,000	155,795
Total Bonds (Identified Cost, $388,978)		$ 374,004
22

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 0.04% (v) (Identified Cost, $3,448,888)	3,448,888	$ 3,448,888
Other Assets, Less Liabilities – (0.2)%		(419,830)
Net Assets – 100.0%		$182,876,251
See Portfolio Footnotes and Notes to Financial Statements
23

Portfolio of Investments (unaudited) – continued
MFS California Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 99.5%
Airport Revenue – 6.4%
California Municipal Finance Authority Rev. (LINXS APM Project), “A”, 5%, 12/31/2043	$2,190,000	$ 2,624,167
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “C”, 5%, 5/15/2038	1,935,000	2,355,551
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “D”, 5%, 5/15/2037	1,305,000	1,618,843
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “D”, 5%, 5/15/2038	1,305,000	1,615,384
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2038	2,000,000	2,432,703
Sacramento County, CA, Airport System Rev., “C”, 5%, 7/01/2039	1,000,000	1,214,613
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2036	750,000	930,744
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2037	1,400,000	1,732,797
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2038	1,000,000	1,235,032
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2039	1,000,000	1,232,231
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2042	665,000	791,433
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2047	665,000	789,722
San Diego County, CA, Regional Airport Authority Rev., “C”, 5%, 7/01/2031	1,030,000	1,323,462
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2031	850,000	871,986
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2044	7,605,000	9,268,904
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	3,000,000	3,494,693
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2039	3,420,000	4,214,650
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2035	1,000,000	1,188,770
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2047	2,000,000	2,357,664
		$ 41,293,349
General Obligations - General Purpose – 6.6%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$1,080,000	$ 1,148,475
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	810,000	916,414
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	225,000	262,011
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	255,000	304,617
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	5,930,000	5,114,625
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	60,000	60,576
Marin County, CA, Healthcare District (Election of 2013), “A”, 4%, 8/01/2047	3,000,000	3,380,939
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	430,000	452,763
State of California, Various Purpose General Obligation, 5%, 9/01/2024	10,000,000	11,381,010
State of California, Various Purpose General Obligation, 5.25%, 4/01/2035	2,545,000	2,608,303
State of California, Various Purpose General Obligation, 5%, 4/01/2045	7,000,000	8,707,173
State of California, Various Purpose General Obligation Refunding, 4%, 8/01/2037	1,700,000	1,968,202
State of California, Various Purpose General Obligation Refunding, 5%, 9/01/2041	4,000,000	5,211,359
State of Illinois, General Obligation, 5.5%, 5/01/2039	440,000	556,320
State of Illinois, General Obligation, 5.75%, 5/01/2045	410,000	518,905
		$ 42,591,692
General Obligations - Schools – 19.3%
Alameda and Contra Costa Counties, CA, Chabot-Las Postas Community College District, General Obligation, “B”, 5%, 8/01/2024	$2,500,000	$ 2,835,937
Alameda and Contra Costa Counties, CA, Chabot-Las Postas Community College District, General Obligation, “B”, 4%, 8/01/2025	400,000	455,496
Alameda and Contra Costa Counties, CA, Chabot-Las Postas Community College District, General Obligation, “B”, 4%, 8/01/2026	450,000	525,527
Alameda and Contra Costa Counties, CA, Chabot-Las Postas Community College District, General Obligation, “B”, 4%, 8/01/2027	1,000,000	1,189,403
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2029	4,335,000	3,942,230
Contra Costa County, CA, Schools Pooled Cross Fiscal Year Tax and Rev., “A”, 2%, 12/01/2021	4,500,000	4,511,849
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	2,785,000	3,228,198
Dublin, CA, Unified School District (Election of 2016), “B”, 4%, 8/01/2043	1,945,000	2,228,518
Folsom Cordova, CA, Unified School District (Election of 2007), “D”, AGM, 4%, 10/01/2038	4,000,000	4,532,501
Folsom Cordova, CA, Unified School District (Election of 2007), “D”, AGM, 4%, 10/01/2039	4,000,000	4,525,375
Folsom Cordova, CA, Unified School District (Election of 2012), “A”, 5%, 10/01/2038 (Prerefunded 10/01/2023)	2,465,000	2,701,106
Garvey, CA, School District (Election of 2004), Capital Appreciation, AGM, 0%, 8/01/2031	2,120,000	1,768,500
Grossmont, CA, Union High School District (Election of 2008), “I-2”, 4%, 8/01/2044	5,190,000	6,041,801
Imperial County, CA, Community College District Rev., BAM, 4%, 8/01/2040	465,000	524,207
Imperial County, CA, Community College District Rev., Capital Appreciation, “C”, BAM, 0%, 8/01/2034	500,000	334,160
24

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Kern County, CA, Sierra Sands Unified School District (Election of 2006), Capital Appreciation, AGM, 0%, 11/01/2033	$1,260,000	$ 922,355
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation, AGM, 0% to 8/01/2032, 6.375% to 8/01/2045	1,590,000	1,629,499
Los Angeles County, CA, Mt. San Antonio Community College District (Election of 2018), “A”, 4%, 8/01/2049	875,000	1,020,228
Los Angeles County, CA, Palmdale School District (Election of 2016), 4%, 8/01/2044	2,395,000	2,712,496
Los Angeles, CA, Unified School District, General Obligation, “RYO”, 5%, 7/01/2035	3,000,000	3,881,453
Marin County, CA, Community College District (Election of 2016), “B”, 4%, 8/01/2039 (Prerefunded 2/15/2027)	2,000,000	2,351,457
Marin County, CA, Community College District (Election of 2016), “B”, 4%, 8/01/2040 (Prerefunded 2/15/2027)	1,000,000	1,175,729
Marin County, CA, San Rafael City Elementary School District Rev., “B”, 4%, 8/01/2047	2,595,000	2,968,895
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/2032	1,570,000	1,283,577
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	1,570,000	1,698,839
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2033	500,000	392,648
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 8/01/2028	1,440,000	1,296,544
Mount Diablo, CA, Unified School District (Election of 2010), Convertible Capital Appreciation, “A”, AGM, 0% to 8/01/2019, 6% to 8/01/2030	3,000,000	3,369,561
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	5,000,000	5,602,077
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 8/01/2029	3,385,000	2,988,739
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2028	830,000	967,766
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2030	830,000	966,006
Oakland, CA, Unified School District Rev. (Election of 2012), “A”, AGM, 4%, 8/01/2034	1,000,000	1,161,971
Oakland, CA, Unified School District Rev. (Election of 2012), “A”, AGM, 4%, 8/01/2035	1,000,000	1,160,325
Orange County, CA, Garden Grove Unified School District, 4%, 8/01/2046	3,000,000	3,410,041
Oxnard, CA, School District (Ventura County), “A”, BAM, 5%, 8/01/2045	2,590,000	3,133,864
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District (Election of 2014) (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2033	500,000	597,177
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District (Election of 2014) (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2034	1,400,000	1,669,170
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District (Election of 2014) (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2035	1,105,000	1,314,573
Placer and Sacramento Counties, CA, Roseville Joint Union High School District (School Facilities Improvement District No. 1), 4%, 8/01/2046	1,515,000	1,701,709
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2023	600,000	650,413
San Diego County, CA, La Mesa-Spring Valley School District, General Obligation, “A”, BAM, 4%, 8/01/2022	1,140,000	1,176,078
San Diego County, CA, La Mesa-Spring Valley School District, General Obligation, “A”, BAM, 4%, 8/01/2023	1,300,000	1,389,804
San Diego, CA, Community College District (Election of 2002), Convertible Capital Appreciation, 6% to 8/01/2019, 6% to 8/01/2033	2,000,000	2,574,345
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/2034 (Prerefunded 1/01/2024)	1,235,000	700,142
San Diego, CA, Unified School District (Election of 2012), “I”, 4%, 7/01/2047	2,145,000	2,464,294
San Jose, CA, Evergreen Community College District (Election of 2010), “A”, 5%, 8/01/2041 (Prerefunded 8/01/2022)	1,235,000	1,284,785
San Mateo, CA, Sequoia Union High School District Tax Rev., 1.5%, 6/30/2022	11,140,000	11,251,738
Santa Barbara and San Luis Obispo Counties, CA, Santa Maria-Bonita School District, 4%, 8/01/2042	1,000,000	1,131,279
Santa Barbara and San Luis Obispo Counties, CA, Santa Maria-Bonita School District, 4%, 8/01/2044	1,250,000	1,411,994
Santa Clara and Santa Cruz Counties, CA, West Valley-Mission Community College District (Election of 2018), “A”, 4%, 8/01/2044	2,650,000	3,095,479
Santa Clara County, CA, Gilroy Unified School District, General Obligation, “2016”, 4%, 8/01/2025	100,000	113,669
Santa Clara County, CA, Gilroy Unified School District, General Obligation, “2016”, 4%, 8/01/2026	125,000	145,460
Santa Clara County, CA, Gilroy Unified School District, General Obligation, “2016”, 4%, 8/01/2027	275,000	326,394
South Monterey County, CA, Joint Union High School District (Election of 2018), “A-1”, AGM, 4%, 8/01/2049	2,480,000	2,842,036
Stanislaus County, CA, CERES Unified School District, Capital Appreciation, BAM, 0%, 8/01/2046	2,775,000	1,107,546
Stanislaus County, CA, CERES Unified School District, Capital Appreciation, BAM, 0%, 8/01/2047	3,035,000	1,159,429
Sweetwater, CA, Union High School District, “C”, 4%, 8/01/2043	2,000,000	2,192,869
		$ 123,739,261
Healthcare Revenue - Hospitals – 11.1%
California Health Facilities Financing Authority Rev. (Children's Hospital Los Angeles), “A”, 5%, 8/15/2042	$2,550,000	$ 3,019,549
California Health Facilities Financing Authority Rev. (City of Hope), 5%, 11/15/2049	4,000,000	4,756,519
California Health Facilities Financing Authority Rev. (El Camino Hospital), 5%, 2/01/2037	1,000,000	1,206,423
California Health Facilities Financing Authority Rev. (Marshall Medical Center), 5%, 11/01/2033	750,000	840,235
25

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2038	$1,000,000	$ 1,229,892
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2048	3,500,000	4,219,735
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5%, 11/15/2046 (Prerefunded 11/15/2026)	1,300,000	1,587,639
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5%, 11/15/2046	1,880,000	2,237,623
California Municipal Finance Authority Rev. (Community Health Centers of the Central Coast, Inc.), “A”, 5%, 12/01/2036 (n)	175,000	201,955
California Municipal Finance Authority Rev. (Community Health Centers of the Central Coast, Inc.), “A”, 5%, 12/01/2046 (n)	750,000	850,189
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2036	1,275,000	1,522,843
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2037	850,000	1,014,258
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	425,000	506,409
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5%, 7/01/2042	2,000,000	2,375,407
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5%, 7/01/2047	1,000,000	1,180,325
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “B”, 4%, 7/01/2047	1,685,000	1,861,048
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2028	205,000	227,440
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2029	165,000	182,473
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2030	85,000	93,724
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	315,000	345,180
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2044	415,000	450,953
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	1,500,000	1,726,250
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	2,545,000	2,950,841
California Statewide Communities Development Authority Hospital Rev. (Methodist Hospital of Southern California), 5%, 1/01/2038	1,500,000	1,791,795
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2042	4,000,000	4,812,124
California Statewide Communities Development Authority Rev. (Emante Health), “A”, 4%, 4/01/2039	1,600,000	1,865,663
California Statewide Communities Development Authority Rev. (Emante Health), “A”, 4%, 4/01/2040	650,000	755,202
California Statewide Communities Development Authority Rev. (Emante Health), “A”, 4%, 4/01/2045	2,000,000	2,284,007
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2053	1,000,000	1,197,793
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2057	2,000,000	2,394,289
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	200,000	221,688
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2054	1,650,000	1,869,613
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056 (n)	1,000,000	1,113,534
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2036	635,000	754,344
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2037	455,000	539,318
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2038	430,000	508,761
California Statewide Communities Development Authority Rev. (Redlands Community Hospital), 5%, 10/01/2046	1,925,000	2,214,085
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 8/15/2032 (Prerefunded 8/15/2022)	390,000	406,462
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 12/01/2041 (Prerefunded 12/01/2021)	2,550,000	2,569,815
Doylestown, PA, Hospital Rev., “A”, 5%, 7/01/2049	70,000	82,066
Palomar Health, CA, Refunding Rev., AGM, 5%, 11/01/2047	2,000,000	2,442,563
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 12/01/2041	1,000,000	1,011,497
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2022	230,000	235,835
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2023	260,000	275,236
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2024	235,000	256,032
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2025	290,000	323,762
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2026	300,000	341,942
Tulare County, CA, Sierra View Local Health Care District Rev., 5%, 7/01/2028	665,000	826,061
Tulare County, CA, Sierra View Local Health Care District Rev., 5%, 7/01/2029	635,000	804,387
Upland, CA (San Antonio Regional Hospital), COP, 4%, 1/01/2042	1,000,000	1,105,139
Upland, CA (San Antonio Regional Hospital), COP, 5%, 1/01/2047	1,000,000	1,174,493
Washington Township, CA, Health Care District Rev., “A”, 5%, 7/01/2031	325,000	401,992
Washington Township, CA, Health Care District Rev., “A”, 4%, 7/01/2033	550,000	634,915
Washington Township, CA, Health Care District Rev., “A”, 5%, 7/01/2042	1,000,000	1,168,542
		$ 70,969,865
Healthcare Revenue - Long Term Care – 4.1%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 11/15/2035	$1,270,000	$ 1,350,354
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2034	700,000	798,246
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2039	1,000,000	1,133,283
California Health Facilities Financing Authority Rev. (ON LOK Senior Health Services), 5%, 8/01/2040	650,000	802,588
26

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
California Health Facilities Financing Authority Rev. (ON LOK Senior Health Services), 5%, 8/01/2050	$1,000,000	$ 1,215,087
California Health Facilities Financing Authority Rev. (ON LOK Senior Health Services), 5%, 8/01/2055	1,000,000	1,206,278
California Municipal Finance Authority Rev. (Channing House Project), “B”, 5%, 5/15/2047	2,000,000	2,316,055
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2046 (n)	1,250,000	1,430,887
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2051 (n)	1,000,000	1,142,386
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2056 (n)	1,000,000	1,139,297
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	775,000	908,477
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2038	435,000	494,861
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2039	430,000	488,168
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2040	435,000	490,926
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2043	980,000	1,099,323
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044 (n)	1,405,000	1,502,715
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 5/15/2047	1,785,000	1,817,464
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 4%, 4/01/2039	500,000	589,103
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 4%, 4/01/2040	500,000	586,303
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 4%, 4/01/2041	1,000,000	1,170,167
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 4%, 4/01/2046	1,000,000	1,155,509
California Statewide Communities Development Authority Rev. (Front Port Communities and Services), “A”, 4%, 4/01/2042	735,000	824,990
California Statewide Communities Development Authority Rev. (Front Port Communities and Services), “A”, 5%, 4/01/2047	1,835,000	2,158,507
California Statewide Communities Development Authority Rev. (Terraces at San Joaquin Gardens), “A”, 6%, 10/01/2042 (Prerefunded 10/01/2022)	750,000	792,763
		$ 26,613,737
Industrial Revenue - Environmental Services – 0.6%
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	$3,000,000	$ 3,221,783
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 12/01/2039 (a)(d)(z)	2,000,000	610,000
		$ 3,831,783
Industrial Revenue - Other – 0.3%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$500,000	$ 516,446
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032 (n)	594,560	638,722
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	885,000	1,023,553
		$ 2,178,721
Miscellaneous Revenue - Other – 0.8%
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2034	$830,000	$ 909,348
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2035	830,000	909,348
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2031	1,335,000	1,484,749
San Francisco, CA, City & County Airports Commission, International Airport Rev., Special Facilities Lease Rev. (SFO Fuel Co. LLC), 5%, 1/01/2040	1,510,000	1,834,956
		$ 5,138,401
Multi-Family Housing Revenue – 4.4%
California Community Housing Agency, Essential Housing Rev. (Aster), “A-1”, 4%, 2/01/2056 (n)	$3,000,000	$ 3,272,231
California Community Housing Agency, Essential Housing Rev. (Aster), “A-2”, 4%, 2/01/2043 (n)	3,000,000	3,229,713
California Community Housing Agency, Essential Housing Rev. (Fountains at Emerald Park), “A-1”, 3%, 8/01/2056 (n)	3,000,000	2,986,987
California Community Housing Agency, Essential Housing Rev. (Fountains at Emerald Park), “A-2”, 4%, 8/01/2046 (n)	3,000,000	3,221,813
California Housing Finance Agency Municipal Certificates, “A”, 4%, 3/20/2033	2,919,148	3,439,851
California Statewide Communities Development Authority, Essential Housing Rev. (City of Orange Portfolio), “B”, 4%, 3/01/2057 (n)	2,000,000	2,118,813
California Statewide Communities Development Authority, Essential Housing Rev. (Oceanaire-Long Beach), “A-2”, 4%, 9/01/2056 (n)	3,000,000	3,212,880
California Statewide Communities Development Authority, Essential Housing Rev. (Renaissance at City Center), “A”, 5%, 7/01/2051 (n)	3,000,000	3,424,467
27

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
CMFA Special Finance Agency VIII Rev. (Elan Huntington Beach), “A-2”, 4%, 8/01/2047 (n)	$3,000,000	$ 3,132,573
		$ 28,039,328
Parking – 0.3%
Stockton, CA, Public Financing Authority Parking Rev., 5%, 3/01/2047	$1,625,000	$ 1,908,332
Port Revenue – 2.7%
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, AGM, 5%, 10/01/2036	$1,710,000	$ 2,041,288
Los Angeles, CA, Transportation Authority Rev., 2021-A, 5%, 6/01/2025	2,000,000	2,336,124
Los Angeles, CA, Transportation Authority Rev., 2021-A, 5%, 6/01/2027	3,250,000	4,039,330
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2028	1,250,000	1,552,743
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2029	3,875,000	4,906,283
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 11/01/2029	2,125,000	2,715,542
		$ 17,591,310
Sales & Excise Tax Revenue – 2.5%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029 (w)	$40,000	$ 49,278
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030 (w)	30,000	37,490
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031 (w)	40,000	50,968
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036 (w)	165,000	190,310
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042 (w)	225,000	251,325
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	114,000	128,109
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	4,615,000	5,234,610
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	1,100,000	1,219,803
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	385,000	426,931
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	9,000	9,953
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	186,000	208,518
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	14,000	13,365
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	171,000	154,331
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	31,000	26,699
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,566,000	1,247,831
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,524,000	1,129,710
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	13,175,000	4,333,293
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	745,000	826,792
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	210,000	219,098
		$ 15,758,414
Secondary Schools – 3.7%
California Infrastructure & Economic Development Bank, 4%, 11/01/2050	$500,000	$ 568,663
California Infrastructure & Economic Development Bank Charter School Rev. (Alliance for College-Ready Public Schools), “B”, 5%, 11/01/2039	300,000	361,827
California Infrastructure & Economic Development Bank Charter School Rev. (Alliance for College-Ready Public Schools), “B”, 5%, 11/01/2044	350,000	417,250
California Infrastructure & Economic Development Bank Rev. (Colburn School), 1.75%, 8/01/2055 (Put Date 8/01/2026)	1,000,000	1,038,688
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/2032	825,000	842,254
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2038 (n)	970,000	1,133,318
California Municipal Finance Authority, Education Rev. (American Heritage Education Foundation Project), “A”, 5%, 6/01/2046	750,000	839,736
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (Prerefunded 8/01/2025) (n)	50,000	58,534
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (n)	450,000	505,812
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2040 (n)	415,000	467,061
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2045 (n)	415,000	463,854
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 5%, 8/01/2040 (n)	525,000	622,612
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 5%, 8/01/2050 (n)	1,000,000	1,170,746
California School Finance Authority, Charter School Rev. (Downtown Prep), 5%, 6/01/2046 (n)	1,000,000	1,081,334
California School Finance Authority, Charter School Rev. (Social Bonds - Fenton Charter Public Schools Obligated Group), “A”, 5%, 7/01/2040 (n)	1,125,000	1,289,414
28

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – continued
California School Finance Authority, Charter School Rev. (Social Bonds - Fenton Charter Public Schools Obligated Group), “A”, 5%, 7/01/2058 (n)	$625,000	$ 704,857
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2030 (n)	1,190,000	1,371,803
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2040 (n)	750,000	840,346
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2050 (n)	1,060,000	1,175,354
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030 (n)	1,245,000	1,407,998
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2038 (n)	870,000	1,028,328
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2048 (n)	870,000	1,010,375
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2034	530,000	581,194
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2037 (n)	505,000	590,706
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/2044	470,000	512,315
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2047 (n)	745,000	857,315
California School Finance Authority, School Facility Rev. (Kipp SoCal), “A”, 5%, 7/01/2049 (n)	1,050,000	1,252,973
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/2047	1,270,000	1,274,246
		$ 23,468,913
Single Family Housing - State – 0.9%
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	$1,850,000	$ 2,053,214
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4.25%, 1/01/2050	2,090,000	2,302,233
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, FNMA, 4.75%, 1/01/2049	1,420,000	1,582,114
		$ 5,937,561
State & Local Agencies – 4.4%
California Infrastructure & Economic Development Bank Lease Rev. (California State Teachers' Retirement System Headquarters Expansion Green Bonds - Climate Bond Certified), 5%, 8/01/2044	$1,500,000	$ 1,859,154
California Municipal Finance Authority, Lease Rev. (Orange County Civic Center Infrastructure Improvement Program - Phase II), “A”, 5%, 6/01/2043	4,505,000	5,441,398
California Public Works Board Lease Rev. (Judicial Council Projects), “A”, 5%, 3/01/2028	2,120,000	2,260,030
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 8/01/2029 (w)	3,000,000	3,805,033
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.83% (LIBOR - 3mo. + 0.75%), 6/01/2037	2,360,000	2,270,523
Fresno, CA, Joint Powers Financing Authority Rev., Lease Revenue Refunding Rev. (Master Lease Projects), “A”, AGM, 5%, 4/01/2034	1,000,000	1,188,800
Fresno, CA, Joint Powers Financing Authority Rev., Lease Revenue Refunding Rev. (Master Lease Projects), “A”, AGM, 5%, 4/01/2037	800,000	945,294
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	540,000	644,740
Ontario Public Finance Authority Lease Rev., AGM, 5%, 11/01/2042	1,025,000	1,258,048
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2030	500,000	586,523
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2031	1,000,000	1,169,463
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2032	550,000	642,713
State of California, Public Works Rev. (Various Capital Projects), “A”, 5%, 2/01/2026 (w)	5,000,000	5,944,252
		$ 28,015,971
Student Loan Revenue – 0.1%
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	$380,000	$ 388,107
Tax - Other – 0.8%
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	$315,000	$ 364,657
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	170,000	196,513
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	500,000	569,536
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	635,000	650,283
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	665,000	707,688
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	2,010,000	2,190,849
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037 (n)	100,000	111,613
29

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	$305,000	$ 344,717
		$ 5,135,856
Tax Assessment – 6.0%
California Statewide Communities Development Authority Rev. (Infrastructure Program), “A”, 5%, 9/02/2048	$940,000	$ 1,106,941
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 5%, 9/02/2039	1,000,000	1,189,823
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 5%, 9/02/2044	1,000,000	1,178,687
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 4%, 9/02/2050	1,000,000	1,118,000
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 4%, 9/02/2040	2,000,000	2,271,665
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 5%, 9/02/2044	500,000	596,866
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 5%, 9/02/2049	500,000	593,418
Huntington Beach, CA, Community Facilities District Special Tax (Grand Coast Resort), 5.125%, 9/01/2031	1,000,000	1,069,521
Jurupa, CA, Community Facilities Services District, Special Tax (Eastvale Area District No. 31), “A”, 5%, 9/01/2037	1,000,000	1,033,768
Jurupa, CA, Public Financing Authority, Special Tax Refunding Rev., “A”, AGM, 4%, 9/01/2043	1,745,000	1,987,279
Lake Elsinore, CA, Public Financing Authority Rev., 5%, 9/01/2035	920,000	1,032,147
Lee Lake, CA, Public Financing Authority, Senior Lien Rev., “A”, 5.125%, 9/01/2035	1,000,000	1,074,638
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, AGM, 5%, 9/01/2022	300,000	312,939
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, AGM, 5%, 9/01/2023	295,000	321,425
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, ETM, AGM, 5%, 9/01/2022	40,000	41,738
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, ETM, AGM, 5%, 9/01/2023	45,000	49,049
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 9/01/2033	840,000	905,507
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2028	650,000	728,946
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2029	1,350,000	1,512,999
Rancho Cucamonga, CA, Community Facilities District Special Tax, 5.25%, 9/01/2033	1,000,000	1,069,134
Rancho Cucamonga, CA, Redevelopment Agency, Tax Allocation Refunding (Successor Agency to the Rancho Redevelopment Project Area), AGM, 5%, 9/01/2032	2,625,000	2,938,638
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2030	890,000	1,036,085
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2031	1,095,000	1,273,733
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, AGM, 5%, 10/01/2034	1,385,000	1,552,802
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	750,000	832,544
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “B”, NPFG, 5%, 8/01/2043	1,100,000	1,282,649
San Francisco, CA, City and County Development Special Tax District No. 2020-1 (Mission Rock Facilities & Services), “A”, 4%, 9/01/2026 (n)	100,000	110,668
San Francisco, CA, City and County Development Special Tax District No. 2020-1 (Mission Rock Facilities & Services), “A”, 4%, 9/01/2031 (n)	200,000	232,000
San Francisco, CA, City and County Development Special Tax District No. 2020-1 (Mission Rock Facilities & Services), “A”, 4%, 9/01/2036 (n)	700,000	804,832
San Francisco, CA, City and County Development Special Tax District No. 2020-1 (Mission Rock Facilities & Services), “A”, 4%, 9/01/2051 (n)	1,600,000	1,806,850
Santa Cruz County, CA, Redevelopment Agency Tax Allocation Rev., 5%, 9/01/2023	1,000,000	1,087,770
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2034	1,200,000	1,530,710
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2036	1,600,000	2,029,111
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2037	700,000	885,195
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2033	300,000	379,002
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2034	300,000	377,779
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2035	250,000	314,291
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2038	600,000	748,355
		$ 38,417,504
Tobacco – 3.3%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$370,000	$ 464,861
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	7,375,000	1,180,439
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2049	1,500,000	1,737,991
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2049	1,000,000	1,222,495
30

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
California County Tobacco Securitization Agency Settlement (Sonoma County Securitization Corp.), “B-1”, 1.375%, 6/01/2030	$35,000	$ 35,204
California County Tobacco Securitization Agency Settlement (Sonoma County Securitization Corp.), “B-1”, 5%, 6/01/2049	750,000	912,887
California County Tobacco Securitization Agency Settlement (Sonoma County Securitization Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	10,000,000	2,504,835
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), “B-1”, 1.1%, 6/01/2030	5,000	5,014
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), “B-1”, 4%, 6/01/2049	325,000	366,150
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	5,000,000	1,318,274
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5%, 6/01/2029	2,000,000	2,404,957
Sacramento County, CA, Tobacco Securitization Corp. Authority, “2021A-1”, 4%, 6/01/2049	1,000,000	1,153,897
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.), “A”, 5%, 6/01/2036	250,000	317,356
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.), “A”, 5%, 6/01/2037	1,000,000	1,266,451
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.), “A”, 5%, 6/01/2038	750,000	947,414
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.), “A”, 5%, 6/01/2048	4,250,000	5,259,345
		$ 21,097,570
Toll Roads – 1.8%
Bay Area Toll Authority, California Toll Bridge Rev., “A”, 2%, 4/01/2056 (Put Date 4/01/2028)	$4,000,000	$ 4,236,456
Bay Area Toll Authority, California Toll Bridge Rev., “S-7”, 4%, 4/01/2033	2,985,000	3,453,834
Bay Area Toll Authority, California Toll Bridge Rev., “S-7”, 4%, 4/01/2034	855,000	987,542
California Foothill/Eastern Transportation Corridor Agency, Toll Road Rev., “C”, 5%, 1/15/2027	200,000	237,628
California Foothill/Eastern Transportation Corridor Agency, Toll Road Rev., “C”, 5%, 1/15/2028	200,000	242,241
California Foothill/Eastern Transportation Corridor Agency, Toll Road Rev., “C”, 5%, 1/15/2031	300,000	381,107
Riverside County, CA, Transportation Commission, Toll Rev., “A”, 5.75%, 6/01/2044	1,680,000	1,798,869
		$ 11,337,677
Transportation - Special Tax – 1.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	$470,000	$ 473,271
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	65,000	65,899
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	225,000	245,215
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	1,530,000	1,669,023
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NPFG, 5%, 7/01/2038	75,000	76,037
Lancaster, CA, Financing Authority Rev. (Measure M&R Structure Improvement Project), BAM, 4%, 6/01/2039	1,365,000	1,597,464
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	1,400,000	1,459,028
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	500,000	622,085
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	500,000	610,532
		$ 6,818,554
Universities - Colleges – 5.7%
California Educational Facilities Authority Rev. (Art Center College of Design), “A”, 5%, 12/01/2036	$2,060,000	$ 2,508,806
California Educational Facilities Authority Rev. (Chapman University), “B”, 4%, 4/01/2047	1,000,000	1,112,844
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2036	425,000	502,189
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2037	1,265,000	1,492,554
California Educational Facilities Authority Rev. (Loyola Marymount University), “B”, 5%, 10/01/2038	630,000	767,836
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2036	1,000,000	1,152,495
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2037	1,000,000	1,150,612
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2038	500,000	574,536
California Educational Facilities Authority Rev. (University of San Francisco), “A”, 5%, 10/01/2038	1,000,000	1,218,787
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2033	625,000	742,334
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2035	1,195,000	1,414,965
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2039	1,000,000	1,175,042
California Municipal Finance Authority Rev. (Concordia University Irvine), 4%, 1/01/2032	235,000	282,051
California Municipal Finance Authority Rev. (Concordia University Irvine), 4%, 1/01/2033	235,000	280,643
California Municipal Finance Authority Rev. (Concordia University Irvine), 4%, 1/01/2034	250,000	297,019
California Municipal Finance Authority Rev. (Concordia University Irvine), 4%, 1/01/2035	315,000	372,780
California Municipal Finance Authority Rev. (Concordia University Irvine), 4%, 1/01/2036	1,000,000	1,179,203
California Municipal Finance Authority Rev. (Emerson College), “B”, 5%, 1/01/2042	4,310,000	5,059,997
California Municipal Finance Authority Rev. (University of La Verne), “A”, 5%, 6/01/2043	1,500,000	1,778,724
31

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
California Municipal Finance Authority Rev. (University of the Pacific), “A”, 5%, 11/01/2029	$500,000	$ 644,694
California Municipal Finance Authority Rev. (University of the Pacific), “A”, 5%, 11/01/2030	520,000	680,681
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	500,000	556,717
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2048	2,500,000	2,743,863
California Public Works Board Lease Rev. (Regents of the University of California), “G”, 5%, 12/01/2028 (Prerefunded 12/01/2021)	2,125,000	2,141,513
California State University Rev., “A”, 5%, 11/01/2024 (Prerefunded 11/01/2021)	550,000	552,003
California State University Rev., “A”, 5%, 11/01/2024 (Prerefunded 11/01/2021)	1,580,000	1,585,816
University of California, Limited Project Rev., “S”, 5%, 5/15/2025 (w)	2,000,000	2,282,514
University of California, Limited Project Rev., “S”, 5%, 5/15/2026 (w)	2,000,000	2,351,409
		$ 36,602,627
Universities - Dormitories – 4.0%
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2035	$450,000	$ 563,668
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2040	600,000	741,661
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2045	600,000	731,918
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2050	650,000	790,008
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2055	825,000	995,381
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2057	450,000	540,952
California Municipal Finance Authority, Student Housing Rev. (Bowles Hall Foundation), “A”, 5%, 6/01/2035	225,000	254,300
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), 5%, 5/15/2037	2,605,000	3,186,491
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	3,065,000	3,711,909
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2040	1,000,000	1,175,564
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2034 (n)	375,000	453,913
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2039 (n)	475,000	568,253
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2051 (n)	1,440,000	1,692,745
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,500,000	1,623,923
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5%, 5/15/2034	1,000,000	1,170,544
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (n)	1,740,000	1,893,134
Hastings Campus Housing Finance Authority Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	3,250,000	1,977,227
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	3,000,000	3,561,450
		$ 25,633,041
Utilities - Cogeneration – 0.6%
California Pollution Control Financing Authority, Water Furnishing Refunding Rev. (San Diego County Water Authority Desalination Project Pipeline), 5%, 7/01/2039 (n)	$1,000,000	$ 1,202,032
California Pollution Control Financing Authority, Water Furnishing Refunding Rev. (San Diego County Water Authority Desalination Project Pipeline), 5%, 11/21/2045 (n)	1,610,000	1,911,387
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	1,000,000	1,025,000
		$ 4,138,419
Utilities - Municipal Owned – 2.3%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$280,000	$ 307,739
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	315,000	344,649
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2041	3,000,000	3,523,651
32

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	$1,200,000	$ 1,173,000
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	180,000	175,950
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2022 (a)(d)	100,000	98,125
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	50,000	49,062
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	455,000	446,469
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	50,000	48,750
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	475,000	464,906
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	765,000	747,787
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	10,000	10,000
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	280,000	268,800
Puerto Rico Electric Power Authority Rev., “RR”, NPFG, 5%, 7/01/2022	1,315,000	1,333,182
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2022 (a)(d)	235,000	230,006
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	200,000	195,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	40,000	39,100
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	620,000	606,050
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	55,000	59,805
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	45,000	44,213
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	95,000	93,219
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	290,000	280,212
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	325,000	318,906
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	115,000	112,844
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	355,000	348,344
Southern California Public Power Authority Rev. (Milford Wind Corridor Phase II Project), “2021-1”, 5%, 7/01/2025	800,000	937,081
Vernon, CA, Electric System Rev., “A”, 5.5%, 8/01/2041	2,130,000	2,193,644
		$ 14,450,994
Utilities - Other – 1.1%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	$1,750,000	$ 2,636,386
Long Beach, CA, Bond Finance Authority Natural Gas Purchase Rev., “A”, 5.25%, 11/15/2022	2,210,000	2,330,197
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/2033	1,655,000	2,228,346
		$ 7,194,929
Water & Sewer Utility Revenue – 4.6%
Belmont, CA, Joint Powers Financing Authority, Sewer Rev., 5%, 8/01/2047	$1,885,000	$ 2,356,034
Carpinteria Valley, CA, Water District Refunding Rev., “A”, 5%, 7/01/2033	450,000	583,678
Carpinteria Valley, CA, Water District Refunding Rev., “A”, 5%, 7/01/2035	600,000	770,038
Contra Costa County, CA, Water Rev., “W”, 5%, 10/01/2024	400,000	456,723
Contra Costa County, CA, Water Rev., “W”, 5%, 10/01/2025	400,000	472,779
Fillmore, CA, Wastewater Refunding Rev., AGM, 5%, 5/01/2047	3,000,000	3,571,776
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	720,000	867,842
Metropolitan Water District of Southern California Water Refunding Rev., “B”, 4%, 10/01/2024	1,250,000	1,390,021
Metropolitan Water District of Southern California Water Refunding Rev., “B”, 4%, 10/01/2025	1,000,000	1,142,389
Metropolitan Water District of Southern California Water Refunding Rev., “B”, 5%, 10/01/2026	1,500,000	1,829,845
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,660,000	1,850,408
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2031	415,000	462,135
Porterville, CA, Water Rev. Certificates of Participation (Water System Financing Project), AGM, 4%, 8/15/2037	175,000	208,011
San Mateo-Foster City, CA, Public Financing Authority, Wastewater Rev. (Clean Water Program), 4%, 8/01/2044	2,205,000	2,589,793
Santa Barbara County, CA, Solid Waste System Rev., COP, “B”, 5%, 12/01/2036	2,000,000	2,455,361
Silicon Valley Clean Water, CA, Wastewater Rev., 4%, 8/01/2044	3,250,000	3,699,210
Soquel Creek, CA, Water District, COP, 5%, 3/01/2043 (Prerefunded 3/01/2023)	1,715,000	1,831,467
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2031	1,700,000	1,989,263
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2035	830,000	967,926
		$ 29,494,699
Total Municipal Bonds (Identified Cost, $593,438,834)		$637,786,615
33

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$902,000	$ 803,367
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,900,000	592,019
Total Bonds (Identified Cost, $1,451,806)		$ 1,395,386
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 0.04% (v) (Identified Cost, $7,465,238)	7,465,250	$ 7,465,250
Other Assets, Less Liabilities – (0.8)%		(5,446,083)
Net Assets – 100.0%		$641,201,168
See Portfolio Footnotes and Notes to Financial Statements
34

Portfolio of Investments (unaudited) – continued
MFS Georgia Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.6%
Airport Revenue – 4.0%
Atlanta, GA, Airport General Refunding Rev., “C”, 4%, 7/01/2038 (w)	$1,000,000	$ 1,180,839
Atlanta, GA, Airport General Refunding Rev., “E”, 5%, 7/01/2032	250,000	319,055
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2037	1,000,000	1,150,617
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2039	205,000	234,809
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2033	1,000,000	1,100,534
Atlanta, GA, Airport Rev., “B”, 5%, 7/01/2044	1,000,000	1,232,158
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	75,000	78,646
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	55,000	55,188
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	265,000	308,698
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	30,000	34,007
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	35,000	39,734
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	25,000	28,213
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	40,000	45,141
		$ 5,807,639
General Obligations - General Purpose – 10.1%
Atlanta, GA, Public Improvement Rev., 4.875%, 12/01/2026	$1,000,000	$ 1,140,128
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	220,000	233,949
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	55,000	61,972
Chicago, IL, General Obligation Refunding Project, “A”, 5.25%, 1/01/2030	35,000	37,996
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	75,000	84,656
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	60,000	74,847
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	20,000	22,509
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	165,000	185,338
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	1,250,000	1,078,125
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	120,000	121,152
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	50,000	50,348
Gwinnett County, GA, School District General Obligation, 5%, 2/01/2033	1,000,000	1,330,988
Gwinnett County, GA, School District General Obligation, 5%, 2/01/2034	1,000,000	1,326,290
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	130,000	136,882
Richmond County, GA, Board of Education Sales Tax Rev., General Obligation, 5%, 10/01/2024	3,000,000	3,417,692
Richmond County, GA, Board of Education Sales Tax Rev., General Obligation, 5%, 10/01/2025	1,000,000	1,178,465
State of Georgia, General Obligation Refunding, “C”, 5%, 7/01/2024	635,000	717,205
State of Georgia, General Obligation, “A”, 5%, 8/01/2029	1,095,000	1,429,865
State of Illinois, General Obligation, 5.5%, 5/01/2039	180,000	227,585
State of Illinois, General Obligation, “A”, 5%, 3/01/2029	180,000	223,492
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	165,000	207,991
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	245,000	313,456
Valdosta & Lowndes County, GA, Hospital Authority Rev. Anticipation Certificate, “A”, 5%, 10/01/2036	1,000,000	1,261,086
		$ 14,862,017
General Obligations - Schools – 14.0%
Ben Hill County, GA, School District Rev., 4%, 4/01/2037	$750,000	$ 883,647
Bryan County, GA, School District General Obligation, 4%, 8/01/2032	500,000	573,546
Carroll County, GA, School District General Obligation, 5%, 4/01/2028	500,000	630,322
Cherokee County, GA, School System General Obligation, “A”, 5%, 8/01/2022	1,180,000	1,227,068
Cobb County, GA, School District Short Term Construction Notes, 1.5%, 12/15/2021	3,000,000	3,008,545
Dalton, GA, General Obligation, 5%, 2/01/2036	500,000	618,532
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	585,000	678,095
Evans County, GA, School District, 4%, 6/01/2035	660,000	785,636
Forsyth County, GA, General Obligation, 5%, 2/01/2032	1,000,000	1,304,975
Gainesville, GA, School District General Obligation, 4%, 11/01/2039	1,000,000	1,204,244
Gwinnett County, GA, School District, 5%, 2/01/2029	1,000,000	1,149,979
Gwinnett County, GA, School District, 5%, 2/01/2039	1,500,000	1,877,554
Henry County, GA, School District General Obligation, 4%, 8/01/2030	750,000	927,117
35

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Henry County, GA, School District General Obligation, 4%, 8/01/2031	$750,000	$ 940,621
Jackson County, GA, School District, 5%, 3/01/2032	1,000,000	1,273,329
Lumpkin County, GA, School District General Obligation, 5%, 12/01/2031	500,000	660,706
Lumpkin County, GA, School District General Obligation, 5%, 12/01/2032	500,000	658,523
Madison County, GA, School District COP (Capital Improvement Project), 4%, 5/01/2026	915,000	1,043,080
Oconee County, GA, School District, General Obligation, 5%, 3/01/2030	500,000	655,702
Paulding County School District, GA, 5%, 8/01/2026	450,000	543,855
		$ 20,645,076
Healthcare Revenue - Hospitals – 12.0%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$210,000	$ 235,904
Augusta, GA, Development Authority Rev. (AU Health System, Inc. Project), 5%, 7/01/2036	500,000	571,333
Cedartown Polk County, GA, Hospital Authority Rev., Anticipation Certificates (Polk Medical Center Project), 5%, 7/01/2039 (Prerefunded 7/01/2026)	500,000	599,836
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	10,000	12,174
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	5,000	6,036
Clarke County, GA, Hospital Authority Rev. (Athens Regional Medical Center Project), 5%, 1/01/2032 (Prerefunded 1/01/2022)	1,000,000	1,011,811
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2040	205,000	258,007
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2041	485,000	562,431
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	55,000	62,348
Dalton, GA, Development Authority Rev. (Hamilton Health Care System), 5%, 8/15/2028	500,000	520,251
Dalton-Whitfield County, GA, Joint Development Authority Rev. (Hamilton Health Care System), 4%, 8/15/2048	250,000	277,359
Doylestown, PA, Hospital Rev., “A”, 5%, 7/01/2049	15,000	17,586
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2039	500,000	581,673
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2049	1,000,000	1,139,425
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), 5%, 4/01/2034	1,000,000	1,196,396
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 5%, 4/01/2042	750,000	892,317
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 5%, 7/01/2032	500,000	588,934
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2035	500,000	559,317
Glynn-Brunswick, GA, Memorial Hospital Authority Rev. (Southeast Georgia Health System, Inc. Project), 5%, 8/01/2028	500,000	575,200
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2029	670,000	851,822
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	1,000,000	1,172,494
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5.25%, 8/15/2049	1,595,000	1,851,468
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 4%, 7/01/2041	465,000	528,345
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	10,000	10,044
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	55,000	62,820
Richmond County, GA, Hospital Authority Rev., Anticipation Certificates (University Health Services, Inc. Project), 4%, 1/01/2036	1,000,000	1,111,646
Savannah, GA, Hospital Authority Rev. (St. Joseph's/Candler Health System, Inc.), “A”, 4%, 7/01/2043	1,000,000	1,134,603
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	570,000	643,328
Virginia Small Business Financing Authority Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	550,000	632,169
		$ 17,667,077
Healthcare Revenue - Long Term Care – 1.3%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), “A, 5%, 7/01/2036	$500,000	$ 537,585
Hall County and Gainesville, GA, Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), 5%, 11/15/2033	500,000	590,694
Richmond County, GA, Development Authority Rev., Capital Appreciation, ”C“, ETM, 0%, 12/01/2021	225,000	224,943
Savannah, GA, Economic Development Authority Rev., Capital Appreciation, ”C“, ETM, 0%, 12/01/2021	500,000	499,834
		$ 1,853,056
Healthcare Revenue - Other – 1.1%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 7/01/2028	$500,000	$ 602,550
Floyd County, GA, Hospital Authority Rev. Anticipation Certificates (Floyd Medical Center Project), ”B“, 5%, 7/01/2032 (Prerefunded 7/01/2022)	1,000,000	1,035,705
		$ 1,638,255
Industrial Revenue - Other – 0.2%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), ”A“, 5.25%, 5/01/2044 (n)	$285,000	$ 329,619
36

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Paper – 0.1%
Rockdale County, GA, Development Authority Refunding Rev. (Pratt Paper LLC Project), 4%, 1/01/2038 (n)	$150,000	$ 169,019
Miscellaneous Revenue - Other – 4.4%
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., ”A“, 4%, 1/01/2054	$1,250,000	$ 1,415,651
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., ”B“, 5%, 1/01/2054 (n)	1,000,000	1,171,540
Douglas County, GA, Development Authority, Industrial Development Rev. (Pandosia LLC Project), ”A“, VRDN, 0.08%, 12/01/2027	395,000	395,000
Downtown Savannah, GA, Authority Rev. (Chatham County Judicial Complex Project), 5%, 6/01/2032	1,000,000	1,189,022
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2034	500,000	605,896
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2036	500,000	572,265
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2044	660,000	782,977
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2040	75,000	80,348
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	310,000	318,893
		$ 6,531,592
Sales & Excise Tax Revenue – 3.2%
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2029 (w)	$10,000	$ 12,320
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2030 (w)	5,000	6,248
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2031 (w)	10,000	12,742
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2036 (w)	40,000	46,136
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2042 (w)	50,000	55,850
Guam Government Business Privilege Tax Rev., ”A“, 5.25%, 1/01/2036	170,000	172,026
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev. (Third Indenture Series), ”A“, 5%, 7/01/2044	1,000,000	1,153,040
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev. (Third Indenture Series), ”C“, 4%, 7/01/2036	750,000	865,789
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	24,000	26,970
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	234,000	265,417
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	237,000	262,812
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	83,000	92,040
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	38,000	42,600
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	1,000	955
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	35,000	31,588
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	6,000	5,168
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	326,000	259,766
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	316,000	234,244
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	2,899,000	953,489
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027 (n)	145,000	160,919
		$ 4,660,119
Secondary Schools – 0.2%
District of Columbia Rev. (Rocketship D.C.), ”A“, 5%, 6/01/2049 (n)	$250,000	$ 280,534
North Texas Education Finance Corp., Education Rev. (Uplift Education), ”A“, 5.125%, 12/01/2042 (Prerefunded 6/01/2022)	75,000	77,413
		$ 357,947
Single Family Housing - Local – 0.4%
Montgomery County, MD, Housing Opportunities Commission Program Rev., ”A“, 4%, 7/01/2049	$530,000	$ 588,064
Single Family Housing - State – 4.6%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), ”C-1“, 4%, 11/15/2047	$315,000	$ 337,991
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), ”D-1“, GNMA, 4%, 11/15/2047	375,000	402,642
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 3.6%, 12/01/2044	1,000,000	1,066,012
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 3.5%, 6/01/2045	190,000	199,114
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 4%, 12/01/2048	405,000	421,836
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 4%, 6/01/2050	925,000	1,030,387
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”B-2“, 2.35%, 6/01/2025	1,400,000	1,483,783
Iowa Finance Authority, Single Family Mortgage Rev., ”A“, GNMA, 4%, 7/01/2047	405,000	434,594
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”A“, 4.25%, 9/01/2049	395,000	438,389
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	455,000	486,715
37

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 4.25%, 1/01/2050	$445,000	$ 490,188
		$ 6,791,651
State & Local Agencies – 1.3%
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 0.83% (LIBOR - 3mo. + 0.75%), 6/01/2037	$460,000	$ 442,559
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047 (Prerefunded 5/01/2028)	110,000	138,330
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047	200,000	241,849
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	10,000	11,870
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”AAA“, 5%, 6/15/2026	110,000	131,336
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”LLL“, 5%, 6/15/2039	255,000	317,263
Villa Rica, GA, Public Facilities Authority Rev. (Water and Sewerage Project), 5%, 3/01/2039	500,000	562,827
		$ 1,846,034
Student Loan Revenue – 0.2%
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3%, 12/01/2039	$50,000	$ 52,624
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3.5%, 12/01/2044	130,000	133,493
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	80,000	81,707
		$ 267,824
Tax - Other – 1.5%
Atlanta & Fulton County, GA, Recreation Authority Park Improvement, ”A“, 5%, 12/01/2032	$500,000	$ 570,158
Atlanta, GA, Development Authority Rev. (New Downtown Atlanta Stadium Project), ”A-1“, 5%, 7/01/2033	740,000	845,185
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2035	65,000	75,247
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2036	35,000	40,458
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2046	100,000	113,907
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2031	95,000	97,286
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2024	125,000	133,024
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2026	145,000	158,046
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	113,022
		$ 2,146,333
Tax Assessment – 1.2%
Atlanta, GA, Tax Allocation (Beltline Project), ”B“, 5%, 1/01/2030	$1,000,000	$ 1,187,838
Atlanta, GA, Tax Allocation (Eastside Project), 5%, 1/01/2030 (Prerefunded 1/01/2026)	410,000	485,817
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	10,000	11,451
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	9,000	10,592
		$ 1,695,698
Tobacco – 0.5%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2036	$75,000	$ 94,229
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, ”2“, 5%, 6/01/2055	410,000	464,117
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, ”2“, 0%, 6/01/2057	1,555,000	248,892
		$ 807,238
Toll Roads – 0.3%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$80,000	$ 89,602
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	60,000	66,881
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	95,000	98,782
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	190,000	196,646
		$ 451,911
Transportation - Special Tax – 1.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”A“, NPFG, 4.75%, 7/01/2038	$140,000	$ 141,768
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	70,000	70,487
38

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”J“, NPFG, 5%, 7/01/2029	$10,000	$ 10,138
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2031	330,000	359,985
Metropolitan Transportation Authority Rev., NY, Anticipation Note, ”D-1“, 5%, 9/01/2022	290,000	302,228
New Jersey Transportation Trust Fund Authority, ”A“, 4%, 6/15/2038 (w)	40,000	45,986
New Jersey Transportation Trust Fund Authority, ”A“, 4%, 6/15/2039 (w)	85,000	97,413
New Jersey Transportation Trust Fund Authority, ”A“, 4%, 6/15/2040 (w)	80,000	91,451
New Jersey Transportation Trust Fund Authority, ”A“, 4%, 6/15/2041 (w)	70,000	79,817
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2029 (w)	35,000	42,995
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2030 (w)	35,000	43,675
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2031 (w)	55,000	69,702
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2032 (w)	35,000	45,181
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2033 (w)	50,000	64,081
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2034 (w)	45,000	57,355
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2035 (w)	45,000	57,023
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2036 (w)	45,000	56,722
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2037 (w)	25,000	31,369
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2045	75,000	93,384
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	120,000	142,696
New Jersey Transportation Trust Fund Authority, Transportation Program, ”A“, 5%, 12/15/2039	70,000	87,092
New Jersey Transportation Trust Fund Authority, Transportation Program, ”BB“, 5%, 6/15/2044	65,000	79,369
New Jersey Transportation Trust Fund Authority, Transportation System, ”A“, 5.25%, 12/15/2021	65,000	65,646
		$ 2,135,563
Universities - Colleges – 17.9%
Albany-Dougherty County, GA, Inner City Authority Refunding Rev. (USG Real Estate Foundation X LLC Project), 4%, 6/01/2034	$1,430,000	$ 1,635,153
Americus-Sumter Payroll Development Authority Rev. (USG Real Estate Foundation VII LLC Project), ”A“, 3.5%, 6/01/2035	500,000	545,788
Barnesville-Lamar County, GA, Industrial Development Authority Refunding Rev. (USG Real Estate Foundation VI LLC Project), 5%, 6/01/2038	600,000	728,714
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2037	560,000	649,562
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	1,000,000	1,134,758
Bleckley-Dodge County, GA, Joint Development Authority Refunding Rev. (USG Real Estate Foundation VII LLC Project), 5%, 7/01/2038	815,000	991,908
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Housing Foundation Four, LLC Project), 5%, 7/01/2038 (Prerefunded 7/01/2027)	200,000	246,413
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Housing Foundation Four, LLC Project), 5%, 7/01/2038	800,000	957,788
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Project), 4%, 7/01/2037	1,000,000	1,188,039
Carrollton, GA, Payroll Development Authority Refunding Rev. (UWG Housing, LLC Project), 5%, 7/01/2038	750,000	927,498
Cobb County, GA, Development Authority, Parking & Dining Hall Refunding Lease Rev. (Kennesaw State University Real Estate Foundations Projects), 5%, 7/15/2034	500,000	606,173
Dahlonega, GA, Downtown Development Authority Refunding Rev. (North Georgia MAC LLC), 5%, 7/01/2036	1,000,000	1,194,364
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 3/01/2034	300,000	369,677
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 6/15/2044	1,000,000	1,235,776
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 4%, 6/15/2049	500,000	571,640
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 6/15/2052	1,000,000	1,226,381
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.) ”A“, 5%, 10/01/2028	840,000	1,047,465
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.) ”A“, 5%, 6/01/2039	1,000,000	1,247,744
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 6/01/2028	500,000	572,572
Georgia Higher Education Facilities Authority Refunding Rev. (USG Real Estate Foundation II LLC Project), 4%, 6/15/2036	750,000	872,867
Georgia Private Colleges & Universities Authority Rev. (Emory University), ”B“, 4%, 9/01/2036	1,000,000	1,203,259
Georgia Private Colleges & Universities Authority Rev. (Emory University), ”B“, 4%, 9/01/2037	1,000,000	1,199,572
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5%, 10/01/2040	350,000	395,333
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), ”C“, 5.25%, 10/01/2027	350,000	365,847
Gwinnett County, GA, Development Authority Rev. (Georgia Gwinnet County Student Housing), ”A“, 5%, 7/01/2040	1,000,000	1,193,972
Moultrie-Colquitt County, GA, Development Authority Rev. (Philadelphia College of Osteopathic Medicine), 5%, 12/01/2048	870,000	1,050,306
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	65,000	65,209
Private Colleges & Universities, GA, Authority Rev. (Emory University), ”B“, 4%, 9/01/2040	500,000	595,376
39

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	$80,000	$ 80,381
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	25,000	25,331
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	45,000	45,675
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	55,000	56,786
Richmond County, GA, Development Authority Rev. (Georgia Regents University Academic Research Center Project), AGM, 5%, 12/15/2032	325,000	363,880
Savannah, GA, Economic Development Authority Refunding Rev. (Savannah State University Projects), 4%, 6/15/2037	1,000,000	1,200,009
South Regional, GA, Joint Development Authority Rev. (VSU Parking and Student Service Center Project), ”A“, 5%, 8/01/2035	500,000	583,013
		$ 26,374,229
Universities - Dormitories – 0.8%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$635,000	$ 769,025
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), ”C“, 5%, 7/15/2030	400,000	445,327
		$ 1,214,352
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$170,000	$ 174,250
Utilities - Municipal Owned – 7.1%
Buford, GA, Combined Utility System Rev., AGM, 4%, 7/01/2034	$300,000	$ 351,130
Buford, GA, Combined Utility System Rev., AGM, 4%, 7/01/2039	400,000	462,515
Buford, GA, Combined Utility System Rev., AGM, 4%, 7/01/2040	400,000	461,604
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2029	1,195,000	1,439,693
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2032	1,000,000	1,276,265
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2035	500,000	564,228
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2036	500,000	562,801
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), ”A“, 5%, 1/01/2039	750,000	910,960
Georgia Municipal Electric Authority (Project One), ”A“, 5%, 1/01/2037	1,000,000	1,275,356
Georgia Municipal Electric Authority (Project One), ”A“, 5%, 1/01/2038	125,000	152,788
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), ”S“, 5%, 10/01/2025	500,000	522,532
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), ”S“, 5%, 10/01/2026	500,000	522,432
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	50,000	54,953
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	60,000	65,647
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	245,000	239,488
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	40,000	39,100
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2022 (a)(d)	20,000	19,625
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	10,000	9,813
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	95,000	93,219
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	10,000	9,750
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	100,000	97,875
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	155,000	151,513
Puerto Rico Electric Power Authority Rev., ”EEE“, 6.05%, 7/01/2032 (a)(d)	60,000	57,600
Puerto Rico Electric Power Authority Rev., ”RR“, AGM, 5%, 7/01/2028	490,000	493,410
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2022 (a)(d)	45,000	44,044
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	45,000	43,988
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	10,000	9,775
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	125,000	122,188
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2030	70,000	75,720
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2034	10,000	10,874
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	10,000	9,825
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	20,000	19,625
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	60,000	57,975
40

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	$70,000	$ 68,688
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	25,000	24,531
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	75,000	73,594
		$ 10,395,124
Utilities - Other – 0.6%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., ”A“, 5%, 3/15/2022	$910,000	$ 928,330
Water & Sewer Utility Revenue – 8.0%
Atlanta, GA, Water & Wastewater Refunding Rev., 5%, 11/01/2036	$750,000	$ 922,991
Atlanta, GA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2037	1,000,000	1,229,989
Atlanta, GA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2038	1,000,000	1,229,141
Atlanta, GA, Water & Wastewater Refunding Rev., ”B“, 4%, 11/01/2038	500,000	578,884
Cartersville, GA, Development Authority Waste & Water Facilities Rev., 4%, 6/01/2038	500,000	582,666
Columbia County, GA, Water and Sewerage Rev., 5%, 6/01/2033	655,000	859,296
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2035	350,000	414,334
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2036	150,000	177,589
DeKalb County, GA, Water & Sewer Rev., ”A“, 5.25%, 10/01/2031	1,000,000	1,003,784
DeKalb County, GA, Water & Sewer Rev., ”B“, 5.25%, 10/01/2025	1,000,000	1,187,027
Gainesville, GA, Water and Sewerage Refunding Rev., 5%, 11/15/2024	500,000	571,792
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	30,000	33,879
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	125,000	139,732
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2029	45,000	49,089
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2035	45,000	48,652
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	155,000	186,827
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2/01/2027	1,000,000	1,236,969
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NPFG, 5%, 7/01/2032	15,000	16,793
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NPFG, 5%, 7/01/2036	20,000	22,321
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	10,000	11,183
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	20,000	22,326
Oconee County, GA, Water & Sewerage Rev., ”A“, 5%, 9/01/2033	555,000	676,773
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Project), 5%, 2/01/2038	500,000	585,107
		$ 11,787,144
Total Municipal Bonds (Identified Cost, $134,942,815)		$142,125,161
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$204,000	$ 181,693
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	400,000	124,635
Total Bonds (Identified Cost, $318,314)		$ 306,328
Investment Companies (h) – 3.6%
Money Market Funds – 3.6%
MFS Institutional Money Market Portfolio, 0.04% (v) (Identified Cost, $5,268,124)	5,268,124	$ 5,268,124
Other Assets, Less Liabilities – (0.4)%		(640,947)
Net Assets – 100.0%		$147,058,666
See Portfolio Footnotes and Notes to Financial Statements
41

Portfolio of Investments (unaudited) – continued
MFS Maryland Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 94.4%
Airport Revenue – 1.5%
Maryland Department of Transportation Special Project Rev., ”B“, 4%, 8/01/2040	$1,000,000	$ 1,169,325
Salt Lake, UT, International Airport Rev., ”A“, 5%, 7/01/2024	90,000	100,966
Salt Lake, UT, International Airport Rev., ”A“, 5%, 7/01/2025	120,000	139,249
Salt Lake, UT, International Airport Rev., ”A“, 5%, 7/01/2026	180,000	214,776
Salt Lake, UT, International Airport Rev., ”A“, 5%, 7/01/2027	225,000	275,427
		$ 1,899,743
General Obligations - General Purpose – 23.6%
Anne Arundel County, MD, Consolidated General Obligation Improvement, 5%, 10/01/2027	$1,000,000	$ 1,246,450
Anne Arundel County, MD, Consolidated Water & Sewer, 5%, 10/01/2040	400,000	508,348
Anne Arundel County, MD, General Obligation Consolidated Improvement Refunding, 5%, 4/01/2027	1,000,000	1,230,595
Anne Arundel County, MD, General Obligation Consolidated Improvement Refunding, 5%, 4/01/2028	1,000,000	1,261,365
Baltimore County, MD, Metropolitan District (80th Issue), 5%, 3/01/2033	1,250,000	1,556,489
Baltimore County, MD, Public Improvement, 5%, 2/01/2028	2,000,000	2,031,701
Baltimore County, MD, Public Improvement, 4%, 3/01/2037	1,750,000	2,081,519
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	225,000	239,266
Commonwealth of Puerto Rico, General Obligation, ”A“, 8%, 7/01/2035 (a)(d)	1,120,000	966,000
Commonwealth of Puerto Rico, Public Improvement, ”A-4“, AGM, 5%, 7/01/2031	65,000	65,452
Harford County, MD, Consolidated General Obligation Public Improvement, 4%, 10/01/2023	1,745,000	1,876,978
Harford County, MD, Consolidated Public Improvement, ”A“, 5%, 10/01/2030	1,025,000	1,332,527
Howard County, MD, Consolidated Public Improvement Project, ”A“, 5%, 8/15/2023	1,000,000	1,089,499
Howard County, MD, Consolidated Public Improvement Project, ”A“, 5%, 8/15/2028	1,000,000	1,272,417
Howard County, MD, Metropolitan District Project, ”C“, 4%, 2/15/2048	1,500,000	1,721,823
Maryland State & Local Facilities Loan, General Obligation Refunding, ”A“, 5%, 8/01/2025	1,000,000	1,172,534
Maryland State & Local Facilities Loan, General Obligation, ”A“, 5%, 3/15/2027	1,000,000	1,229,126
Maryland State & Local Facilities Loan, General Obligation, ”A“, 5%, 8/01/2035	1,000,000	1,302,048
Montgomery County, MD, Consolidated Public Improvement, ”A“, 5%, 11/01/2026 (Prerefunded 11/01/2024)	500,000	571,710
Prince George's County, MD, Consolidated Public Improvement, ”A“, 5%, 7/15/2033	1,000,000	1,257,668
Prince George's County, MD, General Obligation Consolidated Public Improvement, ”A“, 5%, 7/15/2023	2,500,000	2,713,470
Prince George's County, MD, General Obligation Consolidated Public Improvement, ”A“, 5%, 7/01/2024	1,015,000	1,145,802
Puerto Rico Public Buildings Authority Rev., Guaranteed, ”D“, AAC, 5.45%, 7/01/2030	115,000	118,598
State of Illinois, General Obligation, 5.5%, 5/01/2039	160,000	202,298
Washington Suburban Sanitary District, MD, Consolidated Public Improvement Refunding, 5%, 6/01/2024	1,000,000	1,125,172
		$ 29,318,855
General Obligations - Schools – 0.0%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	$20,000	$ 23,912
Healthcare Revenue - Hospitals – 16.2%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), ”A-2“, 5%, 8/01/2044	$10,000	$ 12,174
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), ”A-2“, 5%, 8/01/2049	5,000	6,036
Colorado Health Facilities Authority Rev. (CommonSpirit Health), ”A-2“, 4%, 8/01/2044	55,000	62,348
Doylestown, PA, Hospital Rev., ”A“, 4%, 7/01/2045	15,000	16,441
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), ”A“, 5%, 9/01/2030	490,000	600,487
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2036 (w)	750,000	955,794
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll Hospital), ”A“, 5%, 7/01/2037 (Prerefunded 7/01/2022)	1,000,000	1,035,706
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), ”A“, 5%, 7/01/2034	750,000	853,726
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Health System), 4%, 7/01/2045	1,000,000	1,147,496
Maryland Health & Higher Educational Facilities Authority Rev. (Greater Baltimore Medical Center), ”A“, 4%, 7/01/2041	1,000,000	1,173,236
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5%, 7/01/2028 (Prerefunded 7/01/2025)	750,000	874,339
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5%, 7/01/2033	400,000	470,145
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 4%, 7/01/2042	1,000,000	1,114,376
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), ”A“, AGM, 5.25%, 8/15/2038	1,155,000	1,555,199
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), ”A“, 5%, 8/15/2041	505,000	546,735
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), ”A“, 5%, 5/15/2042	750,000	902,993
42

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), ”A“, 5%, 7/01/2032	$600,000	$ 704,598
Maryland Health & Higher Educational Facilities Authority Rev. (Meritus Medical Center), 5%, 7/01/2027	500,000	576,924
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Health System), ”A“, 5%, 7/01/2035	500,000	633,277
Maryland Health & Higher Educational Facilities Authority Rev. (Trinity Health Credit Group), ”MD“, 5%, 12/01/2046	1,000,000	1,214,737
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), ”B“, 5%, 7/01/2034	1,000,000	1,207,374
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), ”D“, 4%, 7/01/2048	1,250,000	1,400,621
Maryland Health & Higher Educational Facilities Authority Rev. (Western Maryland Health System), 5.25%, 7/01/2034 (Prerefunded 7/01/2024)	1,000,000	1,132,694
Maryland Industrial Development Authority, Economic Development Rev., RIBS, AGM, 11.415%, 8/26/2022 (p)	150,000	165,074
Montgomery County, MD, Rev. (Trinity Health Corp.), 5%, 12/01/2040 (Prerefunded 12/01/2021)	1,000,000	1,007,738
Spartanburg County, SC, Regional Health Services District Hospital Rev., ”A“, 4%, 4/15/2043	635,000	716,689
		$ 20,086,957
Healthcare Revenue - Long Term Care – 3.4%
Baltimore County, MD, Rev. (Oak Crest Village, Inc.), 4%, 1/01/2045	$1,000,000	$ 1,140,093
Baltimore County, MD, Rev. (Riderwood Village, Inc.), 4%, 1/01/2038	450,000	520,442
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	500,000	529,995
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), ”A“, 5%, 1/01/2045	500,000	573,605
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), ”B“, 5%, 11/01/2042	350,000	378,797
Washington County, MD, County Commissioners Rev. (Diakon Lutheran Social Ministries Project), ”B“, 5%, 1/01/2032	575,000	709,492
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/2040	400,000	424,688
		$ 4,277,112
Healthcare Revenue - Other – 0.4%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/2029	$470,000	$ 471,363
Industrial Revenue - Other – 0.3%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), ”A“, 5.25%, 5/01/2044 (n)	$295,000	$ 341,184
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$ 112,455
Miscellaneous Revenue - Other – 3.4%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2025	$20,000	$ 21,200
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2029	10,000	10,752
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2033	25,000	26,712
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2035	20,000	21,293
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	25,000	26,359
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	45,000	47,279
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2040	105,000	112,488
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2028	90,000	110,946
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2029	210,000	263,562
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 4%, 7/01/2039	1,100,000	1,259,099
Montgomery County, MD, Transportation Fund Lease Authority Rev., ”A“, 5%, 11/01/2036	415,000	480,248
Montgomery County, MD, Refunding Rev. (Alcohol Beverage Services), ”A“, 5%, 4/01/2030	1,000,000	1,318,256
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	450,000	462,909
		$ 4,161,103
Multi-Family Housing Revenue – 6.1%
Howard County, MD, Housing Commission Rev. (Columbia Commons Apartments), ”A“, 5%, 6/01/2044	$500,000	$ 540,165
Howard County, MD, Housing Commission Rev. (Woodfield Oxford Square Apartments), 5%, 12/01/2037	750,000	869,911
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”A“, FHA, 4%, 7/01/2048	500,000	542,162
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”B“, 3.65%, 7/01/2049	505,000	540,056
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”D“, 3.35%, 7/01/2049	1,765,000	1,866,982
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., ”A-1“, FHA, 3.05%, 7/01/2044	1,000,000	1,056,141
43

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., ”C“, 5.125%, 7/01/2037	$1,000,000	$ 1,007,923
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “C”, 3.1%, 7/01/2036	1,065,000	1,098,607
		$ 7,521,947
Parking – 1.1%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AAC, 5%, 7/01/2034	$1,385,000	$ 1,397,409
Port Revenue – 1.4%
Maryland Economic Development Corp. Rev. (Terminal Project), ”A“, 5%, 6/01/2044	$500,000	$ 594,029
Maryland Economic Development Corp. Rev. (Terminal Project), ”A“, 5%, 6/01/2049	250,000	295,154
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), ”A“, 5%, 6/01/2031	650,000	789,342
		$ 1,678,525
Sales & Excise Tax Revenue – 2.2%
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2029 (w)	$10,000	$ 12,320
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2030 (w)	5,000	6,248
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2031 (w)	10,000	12,742
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2036 (w)	30,000	34,602
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2042 (w)	45,000	50,265
Guam Government Business Privilege Tax Rev., ”A“, 5.25%, 1/01/2036	260,000	263,099
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2026	40,000	47,037
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2027	90,000	108,718
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2028	80,000	98,975
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2029	15,000	18,963
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2030	40,000	51,485
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2036	35,000	44,035
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2037	50,000	62,863
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 4%, 1/01/2038	40,000	46,607
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 4%, 1/01/2040	25,000	29,122
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	21,000	23,599
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	31,000	35,162
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	241,000	267,248
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	75,000	83,168
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	46,000	51,569
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	3,000	2,864
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	36,000	32,491
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	6,000	5,167
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	338,000	269,328
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	332,000	246,105
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	2,229,000	733,124
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027 (n)	120,000	133,175
		$ 2,770,081
Secondary Schools – 0.2%
District of Columbia Rev. (Rocketship D.C.), ”A“, 5%, 6/01/2039 (n)	$250,000	$ 284,050
Single Family Housing - Local – 0.5%
Montgomery County, MD, Housing Opportunities Commission Program Rev., ”A“, 4%, 7/01/2049	$475,000	$ 527,039
Montgomery County, MD, Housing Opportunities Commission, Single Family Mortgage Rev., ”A“, FHA, 3.85%, 1/01/2042	95,000	96,870
		$ 623,909
Single Family Housing - State – 3.5%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), ”D-1“, GNMA, 4%, 11/15/2047	$330,000	$ 354,325
Iowa Finance Authority, Single Family Mortgage Rev., ”A“, GNMA, 4%, 7/01/2047	360,000	386,306
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”A“, 3.75%, 9/01/2039	275,000	293,140
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”A“, 4.25%, 9/01/2049	345,000	382,897
44

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 3/01/2031	$1,150,000	$ 1,436,862
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 3%, 9/01/2039	1,000,000	1,049,112
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	405,000	433,230
		$ 4,335,872
State & Local Agencies – 5.5%
Colorado State University Board of Governors, System Enterprise Refunding Rev., ”E“, 4%, 3/01/2043	$455,000	$ 514,847
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 0.83% (LIBOR - 3mo. + 0.75%), 6/01/2037	665,000	639,787
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, 5%, 5/01/2041 (Prerefunded 5/01/2026)	500,000	600,134
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2038	500,000	608,781
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047 (Prerefunded 5/01/2028)	110,000	138,330
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047	225,000	272,080
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	5,000	6,447
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	5,000	5,913
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	20,000	23,599
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	10,000	11,760
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	10,000	11,713
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2038	15,000	17,510
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	10,000	11,595
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”AAA“, 5%, 6/15/2026	100,000	119,396
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”LLL“, 5%, 6/15/2039	230,000	286,159
Prince George's County, MD, COP (Suitland Public Infrastructure), 3%, 10/01/2038	1,000,000	1,075,688
Prince George's County, MD, COP (University of Maryland Capital Region Medical Center), 5%, 10/01/2037	1,000,000	1,251,945
Washington, D.C. Metropolitan Area Transit Authority Dedicated Rev. (Green Bonds - Climate Bond Certified), ”A“, 4%, 7/15/2039	1,000,000	1,201,862
		$ 6,797,546
Student Loan Revenue – 0.1%
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3%, 12/01/2039	$45,000	$ 47,361
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3.5%, 12/01/2044	115,000	118,091
		$ 165,452
Tax - Other – 0.8%
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2031	$110,000	$ 112,648
Triborough Bridge & Tunnel Authority, NY, Payroll Mobility Tax, ”C-3“, 3%, 5/15/2051	600,000	622,689
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, ”B“, AGM, 5%, 10/01/2025	100,000	103,064
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	113,022
		$ 951,423
Tax Assessment – 4.2%
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), ”A“, 5%, 9/01/2038	$500,000	$ 563,859
Baltimore, MD, Special Obligation Rev. (Harbor Point Project), ”B“, 3.875%, 6/01/2046 (n)	300,000	302,848
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	500,000	588,434
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), ”B“, 4.625%, 7/01/2043 (n)	250,000	295,499
Frederick County, MD, Limited Obligation (Oakdale-Lake Linganore Project), 3.75%, 7/01/2039	500,000	527,488
Frederick County, MD, Senior Special Obligation (Urbana Community Development Authority), ”A“, 4%, 7/01/2035	500,000	587,506
Frederick County, MD, Senior Special Obligation (Urbana Community Development Authority), ”B“, 4%, 7/01/2040	200,000	224,297
Frederick County, MD, Special Tax Limited Obligation Refunding (Jefferson Technology Park Project), ”A“, 5%, 7/01/2043 (n)	250,000	293,521
Howard County, MD, Special Obligation (Annapolis Junction Town Center Project), 6.1%, 2/15/2044	230,000	242,106
Howard County, MD, Special Obligation (Downtown Columbia Project), ”A“, 4.5%, 2/15/2047 (n)	300,000	315,384
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2050 (n)	500,000	562,104
Prince George's County, MD, Special Obligation (National Harbor Project), 5.2%, 7/01/2034	314,000	316,499
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.25%, 7/01/2048 (n)	400,000	444,559
		$ 5,264,104
45

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 0.3%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2036	$75,000	$ 94,229
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, ”2“, 0%, 6/01/2057	1,400,000	224,083
		$ 318,312
Transportation - Special Tax – 3.7%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.5%, 7/01/2029	$355,000	$ 393,305
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2031	360,000	392,711
Maryland Transportation Authority Facilities Projects Rev., ”A“, 5%, 7/01/2029	750,000	973,065
Metropolitan Transportation Authority Rev., NY, Anticipation Note, ”D-1“, 5%, 9/01/2022	265,000	276,173
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2045	60,000	74,707
New Jersey Transportation Trust Fund Authority, Transportation System, ”A“, 5.25%, 12/15/2021	60,000	60,597
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	440,000	530,906
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	440,000	530,017
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., ”B“, 5%, 7/01/2042	1,140,000	1,363,671
		$ 4,595,152
Universities - Colleges – 7.4%
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), ”A“, 5%, 7/01/2034	$500,000	$ 515,583
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), ”A“, 5%, 7/01/2044	500,000	576,375
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), ”A“, 5%, 7/01/2037 (Prerefunded 7/01/2022)	1,500,000	1,554,132
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), 5%, 10/01/2032	500,000	559,171
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), “A”, 5%, 10/01/2049	1,000,000	1,231,066
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art Issue), 5%, 6/01/2033	450,000	518,040
Maryland Health & Higher Educational Facilities Authority Rev. (Notre Dame College), 5%, 10/01/2035	1,000,000	1,000,266
Maryland Health & Higher Educational Facilities Authority Rev. (Stevenson University), “A”, 4%, 6/01/2046	750,000	849,590
Maryland Health & Higher Educational Facilities Authority Rev. (Stevenson University), “A”, 4%, 6/01/2051	250,000	281,931
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 7/01/2030 (Prerefunded 7/01/2022)	150,000	155,356
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 7/01/2032 (Prerefunded 7/01/2022)	440,000	455,711
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	30,000	30,398
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	135,000	137,025
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	85,000	87,760
University System of Maryland, Auxiliary Facility & Tuition Rev., ”D“, 5%, 10/01/2022	1,000,000	1,047,659
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), ”B“, 5.25%, 7/01/2035 (n)	110,000	119,996
		$ 9,120,059
Universities - Dormitories – 3.0%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$660,000	$ 799,302
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	750,000	870,502
Maryland Economic Development Corp., Student Housing Rev. (Morgan State University Project), 5%, 7/01/2050	1,000,000	1,211,791
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2027	500,000	513,286
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2030	300,000	307,167
		$ 3,702,048
Utilities - Cogeneration – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$245,000	$ 251,125
Utilities - Municipal Owned – 0.9%
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	$250,000	$ 244,375
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	40,000	39,100
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2022 (a)(d)	20,000	19,625
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	10,000	9,813
46

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	$95,000	$ 93,219
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	10,000	9,750
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	100,000	97,875
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	160,000	156,400
Puerto Rico Electric Power Authority Rev., ”EEE“, 6.05%, 7/01/2032 (a)(d)	50,000	48,000
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2022 (a)(d)	45,000	44,044
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	40,000	39,100
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	10,000	9,775
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	125,000	122,187
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2034	10,000	10,874
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	10,000	9,825
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	20,000	19,625
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	60,000	57,975
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	65,000	63,781
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	20,000	19,625
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	65,000	63,781
		$ 1,178,749
Utilities - Other – 0.2%
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2022	$100,000	$ 104,455
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2023	140,000	152,756
		$ 257,211
Water & Sewer Utility Revenue – 4.2%
Baltimore, MD, Project Rev. (Mayor and City Council of Baltimore Water Projects), ”A“, 5%, 7/01/2032	$410,000	$ 534,731
Baltimore, MD, Project Rev. (Mayor and City Council of Baltimore Water Projects), ”A“, 5%, 7/01/2033	305,000	396,478
Baltimore, MD, Project Rev. (Mayor and City Council of Baltimore Water Projects), ”A“, 5%, 7/01/2034	600,000	777,360
Baltimore, MD, Refunding Rev. (Mayor and City Council of Baltimore Water Projects), ”B“, 5%, 7/01/2042 (Prerefunded 1/01/2024)	1,320,000	1,459,125
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	20,000	22,586
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	105,000	117,374
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2029	205,000	223,630
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2035	205,000	221,638
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	130,000	156,694
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NPFG, 5%, 7/01/2032	25,000	27,988
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NPFG, 5%, 7/01/2036	30,000	33,481
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	15,000	16,775
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	35,000	39,071
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	50,000	56,189
Montgomery County, MD, Water Quality Protection Charge Rev., ”A“, 5%, 4/01/2032	1,125,000	1,129,046
		$ 5,212,166
Total Municipal Bonds (Identified Cost, $111,206,689)		$117,117,824
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$165,000	$ 146,957
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	400,000	124,636
Total Bonds (Identified Cost, $283,063)		$ 271,593
47

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 5.0%
Money Market Funds – 5.0%
MFS Institutional Money Market Portfolio, 0.04% (v) (Identified Cost, $6,180,934)	6,180,934	$ 6,180,934
Other Assets, Less Liabilities – 0.4%		446,680
Net Assets – 100.0%		$124,017,031
See Portfolio Footnotes and Notes to Financial Statements
48

Portfolio of Investments (unaudited) – continued
MFS Massachusetts Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.7%
Airport Revenue – 6.5%
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2038	$2,000,000	$ 2,463,550
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2040	2,755,000	3,379,336
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2042	3,000,000	3,568,557
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2047	1,500,000	1,781,328
Massachusetts Port Authority Rev., ”B“, 5%, 7/01/2043	3,625,000	4,240,451
Massachusetts Port Authority Rev., ”C“, 5%, 7/01/2044	3,000,000	3,648,051
Massachusetts Port Authority Rev., ”E“, 5%, 7/01/2029	620,000	787,472
Massachusetts Port Authority Rev., ”E“, 5%, 7/01/2030	500,000	646,369
Massachusetts Port Authority Rev., ”E“, 5%, 7/01/2031	1,000,000	1,314,129
Massachusetts Port Authority Rev., ”E“, 5%, 7/01/2032	1,590,000	2,081,521
Salt Lake, UT, International Airport Rev., ”A“, 5%, 7/01/2024	300,000	336,553
Salt Lake, UT, International Airport Rev., ”A“, 5%, 7/01/2025	395,000	458,362
Salt Lake, UT, International Airport Rev., ”A“, 5%, 7/01/2026	600,000	715,922
Salt Lake, UT, International Airport Rev., ”A“, 5%, 7/01/2027	755,000	924,211
		$ 26,345,812
General Obligations - General Purpose – 11.6%
Barnstable, MA, General Obligation, 5%, 3/15/2026	$500,000	$ 598,725
Barnstable, MA, General Obligation, 5%, 3/15/2027	665,000	819,771
Barnstable, MA, General Obligation, 5%, 3/15/2029	685,000	887,133
Beverly, MA, General Obligation, 5%, 3/15/2027	1,200,000	1,476,395
Beverly, MA, General Obligation, 5%, 3/15/2028	1,330,000	1,676,746
Beverly, MA, General Obligation, 5%, 3/15/2029	455,000	586,991
Boston, MA, General Obligation Refunding, ”D“, 5%, 3/01/2025	1,500,000	1,735,954
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	705,000	749,699
Chicago, IL, General Obligation, ”A“, 5%, 1/01/2025	535,000	605,286
Chicago, IL, General Obligation, ”A“, 5%, 1/01/2026	145,000	168,852
Chicago, IL, General Obligation, ”A“, 5%, 1/01/2027	170,000	203,078
Commonwealth of Massachusetts, ”B“, 5.25%, 8/01/2023	1,000,000	1,092,030
Commonwealth of Massachusetts, ”B“, 5.25%, 8/01/2028	2,225,000	2,867,077
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”D“, 4%, 2/01/2044	2,000,000	2,240,072
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”D“, 4%, 2/01/2046	2,600,000	2,904,911
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”E“, 5%, 11/01/2032	2,250,000	2,955,861
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”E“, 5%, 11/01/2033	1,740,000	2,277,984
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”F“, 5%, 11/01/2042	3,000,000	3,697,957
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”I“, 5%, 12/01/2034	1,000,000	1,206,693
Commonwealth of Puerto Rico, General Obligation, ”A“, 8%, 7/01/2035 (a)(d)	3,880,000	3,346,500
Commonwealth of Puerto Rico, Public Improvement, ”A“, AGM, 5%, 7/01/2035	445,000	449,271
Dennis-Yarmouth, MA, Regional School District, 2%, 10/06/2021	5,000,000	5,000,486
East Bridgewater, MA, General Obligation Municipal Purpose Loan, 5%, 4/15/2029	1,170,000	1,510,171
Hanover, MA, General Obligation, 1%, 2/24/2022	1,581,783	1,586,891
Longmeadow, MA, General Obligation, 5%, 5/15/2025	810,000	943,422
Massachusetts Turnpike Authority, Metropolitan Highway System Rev., Capital Appreciation, ”A“, NPFG, 0%, 1/01/2029	1,560,000	1,403,828
Norton, MA, Bond Anticipation Notes, 2%, 7/15/2022	1,400,000	1,419,336
Puerto Rico Public Buildings Authority Government Facilities Rev., ”M-2“, AAC, 10%, 7/01/2035	510,000	536,998
State of Illinois, General Obligation, 5.5%, 5/01/2039	280,000	354,022
State of Illinois, General Obligation, 5.75%, 5/01/2045	255,000	322,734
Worcester, MA, General Obligation Municipal Purpose Loan, 5%, 2/15/2029	1,225,000	1,575,395
		$ 47,200,269
General Obligations - Schools – 0.4%
San Marcos, CA, Unified School District (Election of 2010), Capital Appreciation, ”C“, 0%, 8/01/2038 (Prerefunded 2/15/2024)	$3,375,000	$ 1,568,363
Healthcare Revenue - Hospitals – 13.6%
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), ”A“, 4%, 6/01/2049	$1,500,000	$ 1,672,136
Massachusetts Development Finance Agency Rev. (Baystate Medical Center), ”N“, 5%, 7/01/2044	2,000,000	2,210,729
Massachusetts Development Finance Agency Rev. (Berkshire Health Systems), ”I“, 5%, 10/01/2029	600,000	776,101
Massachusetts Development Finance Agency Rev. (Berkshire Health Systems), ”I“, 5%, 10/01/2030	1,675,000	2,202,221
49

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Massachusetts Development Finance Agency Rev. (Berkshire Health Systems), ”I“, 5%, 10/01/2031	$400,000	$ 535,427
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), ”K“, 5%, 7/01/2036	635,000	786,989
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), ”K“, 5%, 7/01/2037	850,000	1,050,667
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), ”K“, 5%, 7/01/2038	700,000	863,382
Massachusetts Development Finance Agency Rev. (CareGroup), ”I“, 5%, 7/01/2037	1,000,000	1,171,679
Massachusetts Development Finance Agency Rev. (CareGroup), ”J-2“, 5%, 7/01/2036	1,000,000	1,220,130
Massachusetts Development Finance Agency Rev. (CareGroup), ”J-2“, 5%, 7/01/2037	1,000,000	1,217,267
Massachusetts Development Finance Agency Rev. (Children's Hospital), ”P“, 5%, 10/01/2032	1,000,000	1,133,457
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”N“, 5%, 12/01/2041	1,690,000	2,008,972
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”O“, 5%, 12/01/2029	100,000	128,338
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”O“, 5%, 12/01/2030	100,000	126,318
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”O“, 5%, 12/01/2031	125,000	157,262
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”O“, 5%, 12/01/2032	175,000	219,511
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”O“, 5%, 12/01/2033	150,000	187,562
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”O“, 5%, 12/01/2034	400,000	498,733
Massachusetts Development Finance Agency Rev. (Lahey Health System Obligated Group), ”F“, 5%, 8/15/2030	2,000,000	2,310,548
Massachusetts Development Finance Agency Rev. (Massachusetts General Brigham, Inc.), ”A-2“, 5%, 7/01/2023	5,000,000	5,413,221
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), ”F“, 5.75%, 7/15/2043	1,000,000	1,059,158
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), ”G“, 5%, 7/15/2046 (n)	1,000,000	1,200,534
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”Q“, 5%, 7/01/2041	1,500,000	1,780,576
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”Q“, 5%, 7/01/2047	1,500,000	1,773,692
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”S“, 4%, 7/01/2041	3,500,000	3,976,789
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”S-4“, 5%, 7/01/2034	700,000	859,209
Massachusetts Development Finance Agency Rev. (South Shore Hospital), ”I“, 5%, 7/01/2041	2,300,000	2,664,695
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), ”I“, 5%, 7/01/2041	1,850,000	2,162,744
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), ”K“, 5%, 7/01/2038	2,000,000	2,360,258
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), ”L“, 5%, 7/01/2044	1,000,000	1,190,224
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), ”A“, 4%, 7/01/2044	2,080,000	2,319,491
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), ”A“, 5%, 7/01/2044	2,000,000	2,389,682
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), ”C“, AGM, 5%, 10/01/2034	450,000	579,086
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), ”C“, AGM, 4%, 10/01/2045	2,500,000	2,878,372
Massachusetts Development Finance Agency Rev., ”J-2“, 5%, 7/01/2048	1,610,000	1,928,827
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	120,000	120,529
		$ 55,134,516
Healthcare Revenue - Long Term Care – 1.4%
Massachusetts Development Finance Agency First Mortgage Rev. (Berkshire Retirement Community), 5%, 7/01/2031	$1,000,000	$ 1,139,065
Massachusetts Development Finance Agency Rev. (Adventcare), ”A“, 6.75%, 10/15/2037 (a)(d)	500,000	225,000
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 4%, 12/01/2042	485,000	538,184
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5%, 12/01/2042	525,000	603,445
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, ”B“, 0%, 11/15/2056	78,679	50,047
Massachusetts Development Finance Agency Rev. (Loomis Community), ETM, 6%, 1/01/2033 (Prerefunded 7/01/2023)	250,000	274,826
Massachusetts Development Finance Agency Rev. (Loomis Community), Unrefunded Balance, 6%, 1/01/2033	250,000	267,603
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	1,250,000	1,359,640
Massachusetts Development Finance Agency Rev. (North Hill Communities), ”A“, 6.5%, 11/15/2043 (Prerefunded 11/15/2023) (n)	1,000,000	1,130,545
		$ 5,588,355
Industrial Revenue - Other – 0.4%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), ”A“, 3.625%, 1/01/2035 (n)	$500,000	$ 516,446
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), ”A“, 4.5%, 5/01/2032 (n)	390,180	419,161
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), ”A“, 5.25%, 5/01/2044 (n)	575,000	665,020
		$ 1,600,627
Miscellaneous Revenue - Other – 2.1%
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2037	$1,000,000	$ 1,230,341
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2038	1,000,000	1,228,710
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2043	1,000,000	1,225,506
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2038	1,000,000	1,239,936
50

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – continued
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2039	$2,000,000	$ 2,474,245
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,095,000	1,117,056
		$ 8,515,794
Multi-Family Housing Revenue – 3.7%
Boston, MA, Housing Authority Capital Program Rev., ”B“, 5%, 4/01/2028	$1,000,000	$ 1,244,212
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), ”I-A“, LOC, 5%, 12/15/2024	965,000	968,640
Massachusetts Development Finance Agency Rev. (Morville House Apartments), ”A“, LOC, 4.95%, 12/15/2023	1,995,000	2,003,654
Massachusetts Housing Finance Agency, ”A“, 3.7%, 12/01/2038	1,000,000	1,088,194
Massachusetts Housing Finance Agency, ”A“, 3.8%, 12/01/2043	2,025,000	2,195,750
Massachusetts Housing Finance Agency, ”A“, FHA, 5.25%, 12/01/2035	705,000	710,230
Massachusetts Housing Finance Agency, ”C“, 5.35%, 12/01/2049	1,035,000	1,036,303
Massachusetts Housing Finance Agency, “C-1”, 2.9%, 12/01/2039	1,000,000	1,054,555
Massachusetts Housing Finance Agency, “C-1”, 3.1%, 12/01/2044	2,000,000	2,100,069
Massachusetts Housing Finance Agency, Multi-Family Housing, ”A“, FHA, 4.75%, 12/01/2030	1,425,000	1,427,471
Massachusetts Housing Finance Agency, Multi-Family Housing, ”A“, FHA, 4.875%, 12/01/2032	1,190,000	1,192,133
		$ 15,021,211
Port Revenue – 0.7%
Martha's Vineyard, MA, Woods Hole Steamship Authority, ”A“, 4%, 3/01/2028	$2,660,000	$ 2,959,635
Sales & Excise Tax Revenue – 6.6%
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2029 (w)	$25,000	$ 30,799
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2030 (w)	20,000	24,993
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2031 (w)	25,000	31,855
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2036 (w)	110,000	126,873
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2042 (w)	145,000	161,965
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2026	140,000	164,629
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2027	310,000	374,474
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2028	275,000	340,226
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2029	60,000	75,853
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2030	140,000	180,196
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2036	125,000	157,269
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2037	175,000	220,022
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 4%, 1/01/2038	80,000	93,215
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 4%, 1/01/2039	55,000	63,928
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 4%, 1/01/2040	85,000	99,015
Massachusetts Bay Transportation Authority, Sales Tax Rev., 4%, 12/01/2021	500,000	503,069
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A“, 5%, 7/01/2024	1,590,000	1,794,435
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A-1“, 5.25%, 7/01/2029	1,850,000	2,434,601
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A-1“, 5.25%, 7/01/2031	2,000,000	2,742,880
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A-2“, VRDN, 0.03%, 7/01/2026	1,780,000	1,780,000
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., ”A“, 5%, 2/15/2044	4,000,000	4,964,155
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., ”B“, 4%, 11/15/2046	3,000,000	3,404,626
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	73,000	82,035
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	215,000	243,866
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	671,000	744,080
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	256,000	283,881
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.536%, 7/01/2053	5,000	5,529
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	101,000	113,227
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	11,000	10,501
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	117,000	105,595
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	22,000	18,947
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	1,059,000	843,840
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	1,011,000	749,434
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	9,313,000	3,063,071
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027 (n)	410,000	455,013
51

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	$140,000	$ 146,065
		$ 26,634,162
Secondary Schools – 1.9%
District of Columbia Rev. (Rocketship D.C.), ”A“, 5%, 6/01/2056 (n)	$290,000	$ 324,288
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2039	1,000,000	1,081,961
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2054	1,000,000	1,067,976
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2030	500,000	565,947
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2031	1,015,000	1,145,826
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), ”B“, 5%, 7/01/2037	1,000,000	1,125,585
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2033	2,000,000	2,204,887
		$ 7,516,470
Single Family Housing - Local – 0.4%
Montgomery County, MD, Housing Opportunities Commission Program Rev., ”A“, 4%, 7/01/2049	$1,605,000	$ 1,780,837
Single Family Housing - State – 3.7%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), ”C-1“, 4%, 11/15/2047	$985,000	$ 1,056,892
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”A“, 4.25%, 9/01/2049	1,175,000	1,304,069
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”186“, 4%, 6/01/2039 (n)	1,030,000	1,091,074
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”206“, 3.3%, 6/01/2034	365,000	387,910
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”206“, 3.45%, 12/01/2036	485,000	517,695
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”215“, GNMA, 4%, 12/01/2050	3,100,000	3,466,020
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”220“, GNMA, 5%, 6/01/2026	120,000	143,707
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”220“, GNMA, 5%, 12/01/2026	100,000	121,103
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”220“, GNMA, 5%, 6/01/2027	110,000	134,657
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”220“, GNMA, 5%, 12/01/2027	100,000	123,885
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”220“, GNMA, 5%, 6/01/2028	100,000	125,094
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”220“, GNMA, 5%, 12/01/2028	100,000	126,440
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”220“, GNMA, 5%, 6/01/2029	100,000	127,650
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”220“, GNMA, 1.35%, 12/01/2029	400,000	395,897
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”222“, GNMA, 3%, 6/01/2051	1,000,000	1,099,524
Massachusetts Housing Finance Agency, Single Family Housing Rev., “214”, GNMA, 2.95%, 12/01/2044	1,865,000	1,931,491
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	1,365,000	1,460,145
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 4.25%, 1/01/2050	1,330,000	1,465,057
		$ 15,078,310
State & Local Agencies – 3.8%
Colorado State University Board of Governors, System Enterprise Refunding Rev., ”E“, 4%, 3/01/2043	$1,245,000	$ 1,408,756
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	75,000	91,720
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	60,000	73,102
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	30,000	36,434
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 0.83% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,400,000	1,346,920
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047 (Prerefunded 5/01/2028)	350,000	440,140
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047	665,000	804,149
Massachusetts College Building Authority Project Rev., ”A“, 5%, 5/01/2031 (Prerefunded 5/01/2023)	275,000	295,747
Massachusetts College Building Authority Project Rev., ”A“, 5%, 5/01/2032 (Prerefunded 5/01/2023)	760,000	817,336
Massachusetts College Building Authority Project Rev., Capital Appreciation, ”A“, SYNCORA, 0%, 5/01/2022	8,310,000	8,291,926
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	45,000	53,413
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	25,000	32,234
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2033	15,000	19,306
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	65,000	76,867
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	55,000	64,897
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	40,000	47,038
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	35,000	40,995
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2038	55,000	64,203
52

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	$35,000	$ 40,583
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”AAA“, 5%, 6/15/2026	345,000	411,917
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”LLL“, 5%, 6/15/2039	765,000	951,790
		$ 15,409,473
Student Loan Revenue – 4.0%
Massachusetts Educational Financing Authority, Education Loan Rev., ”B“, 5%, 7/01/2029	$1,400,000	$ 1,759,404
Massachusetts Educational Financing Authority, Education Loan Rev., ”B“, 5%, 7/01/2030	1,300,000	1,658,478
Massachusetts Educational Financing Authority, Education Loan Rev., ”B“, 2%, 7/01/2037	3,000,000	2,972,827
Massachusetts Educational Financing Authority, Education Loan Rev., ”C“, 4.125%, 7/01/2046	2,000,000	2,118,363
Massachusetts Educational Financing Authority, Education Loan Rev., ”C“, 3.75%, 7/01/2047	4,000,000	4,180,939
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 5.625%, 7/01/2029	475,000	475,483
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 3.5%, 7/01/2033	495,000	505,011
Massachusetts Educational Financing Authority, Education Loan Rev., ”K“, 4.5%, 7/01/2024	450,000	462,977
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., ”C“, 3%, 7/01/2051	2,000,000	1,983,278
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	245,000	250,227
		$ 16,366,987
Tax - Other – 1.1%
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2035	$225,000	$ 260,469
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2036	120,000	138,715
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2046	370,000	421,457
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2029	210,000	264,570
Massachusetts Special Obligation Dedicated Tax Rev., NPFG, 5.5%, 1/01/2023	1,585,000	1,684,830
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2031	305,000	312,341
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2026	995,000	1,084,525
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	225,000	254,299
		$ 4,421,206
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$25,000	$ 28,627
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	32,000	37,660
		$ 66,287
Tobacco – 0.3%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2036	$250,000	$ 314,095
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, ”2“, 0%, 6/01/2057	4,885,000	781,891
		$ 1,095,986
Toll Roads – 1.2%
Massachusetts Department of Transportation, Metropolitan Highway System Refunding Rev., Subordinated Contract Assistance, 5%, 1/01/2037	$1,000,000	$ 1,244,082
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “C”, 5%, 1/01/2035	3,000,000	3,754,596
		$ 4,998,678
Transportation - Special Tax – 3.9%
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), ”A“, 5%, 6/01/2036	$2,850,000	$ 3,380,664
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), ”A“, 5%, 6/01/2042	3,000,000	3,653,970
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”A“, NPFG, 4.75%, 7/01/2038	465,000	470,871
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”AA-1“, AGM, 4.95%, 7/01/2026	245,000	246,591
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	280,000	281,949
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.5%, 7/01/2029	520,000	576,109
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2031	1,055,000	1,150,862
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, ”A“, NPFG, 5%, 7/01/2038	45,000	45,622
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”B-1“, 5%, 7/01/2033	3,000,000	3,919,949
53

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
Metropolitan Transportation Authority Rev., NY, Anticipation Note, ”D-1“, 5%, 9/01/2022	$890,000	$ 927,525
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2045	210,000	261,476
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	420,000	499,437
New Jersey Transportation Trust Fund Authority, Transportation Program, ”A“, 5%, 12/15/2039	225,000	279,938
New Jersey Transportation Trust Fund Authority, Transportation Program, ”BB“, 5%, 6/15/2044	220,000	268,634
		$ 15,963,597
Universities - Colleges – 20.8%
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), ”S-1“, 5%, 10/01/2038	$605,000	$ 747,695
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), ”S-1“, 5%, 10/01/2040	2,665,000	3,280,145
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2035	970,000	1,181,242
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2036	850,000	992,747
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2037	625,000	756,921
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2038	340,000	410,877
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 4%, 7/01/2039	3,055,000	3,366,359
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2040	1,500,000	1,753,265
Massachusetts Development Finance Agency Rev. (Bentley University), ”A“, 4%, 7/01/2038	1,000,000	1,184,830
Massachusetts Development Finance Agency Rev. (Brandeis University), ”R“, 5%, 10/01/2038	835,000	1,025,725
Massachusetts Development Finance Agency Rev. (Brandeis University), ”S-1“, 5%, 10/01/2039	2,660,000	3,280,132
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2043	725,000	849,860
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2048	250,000	291,553
Massachusetts Development Finance Agency Rev. (Emerson College), ”A“, 5.25%, 1/01/2042	2,000,000	2,319,899
Massachusetts Development Finance Agency Rev. (Emmanuel College), ”A“, 5%, 10/01/2043	2,000,000	2,308,750
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	1,375,000	1,504,502
Massachusetts Development Finance Agency Rev. (Harvard University), ”A“, 5%, 10/15/2029	3,000,000	3,942,577
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2045	250,000	281,546
Massachusetts Development Finance Agency Rev. (Lesley University), ”A“, 5%, 7/01/2044	2,250,000	2,732,438
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2047	1,000,000	1,140,353
Massachusetts Development Finance Agency Rev. (Merrimack University), ”B“, 4%, 7/01/2042	475,000	544,288
Massachusetts Development Finance Agency Rev. (Merrimack University), ”B“, 4%, 7/01/2050	1,825,000	2,058,066
Massachusetts Development Finance Agency Rev. (Northeastern University), ”A“, 5%, 10/01/2031	2,330,000	3,053,844
Massachusetts Development Finance Agency Rev. (Northeastern University), ”A“, 5%, 10/01/2033	900,000	1,171,784
Massachusetts Development Finance Agency Rev. (Northeastern University), ”A“, 5%, 10/01/2034	500,000	648,778
Massachusetts Development Finance Agency Rev. (Northeastern University), ”A“, 5%, 10/01/2035	1,555,000	2,014,159
Massachusetts Development Finance Agency Rev. (Simmons University), ”L“, 5%, 10/01/2035	2,000,000	2,415,692
Massachusetts Development Finance Agency Rev. (Simmons Unversity), ”H“, SYNCORA, 5.25%, 10/01/2026	2,250,000	2,537,191
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2046	1,000,000	1,132,871
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	2,000,000	2,286,998
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2031	1,110,000	1,255,173
Massachusetts Development Finance Agency Rev. (Western New England University), AGM, 5%, 9/01/2038	2,550,000	3,103,455
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2038	865,000	1,076,733
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2039	950,000	1,179,807
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2047	1,395,000	1,673,486
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 4%, 9/01/2049	3,000,000	3,082,723
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/2027	1,735,000	2,189,104
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), ”I-1“, 5.2%, 1/01/2028	1,000,000	1,265,807
Massachusetts Health & Educational Facilities Authority Rev. (Williams College), ”I“, 0.7%, 7/01/2033 (Put Date 7/01/2025)	2,800,000	2,810,081
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	295,000	295,947
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	310,000	311,475
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	110,000	111,458
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	370,000	375,550
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	75,000	75,493
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	90,000	91,350
54

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	$470,000	$ 544,928
University of Massachusetts Building Authority Project Senior Rev., ”1“, 5%, 11/01/2037	1,000,000	1,274,089
University of Massachusetts Building Authority Project Senior Rev., ”1“, 5%, 11/01/2039 (Prerefunded 11/01/2022)	3,000,000	3,156,559
University of Massachusetts Building Authority Project Senior Rev., ”1“, 5%, 11/01/2040	2,500,000	2,914,129
University of Massachusetts Building Authority Senior Refunding Rev., ”2019-1“, 5%, 5/01/2039	3,000,000	3,757,538
University of Massachusetts Building Authority Senior Refunding Rev., ”2021-1“, 5%, 11/01/2029	2,250,000	2,943,443
		$ 84,703,415
Utilities - Cogeneration – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$650,000	$ 666,250
Utilities - Municipal Owned – 1.1%
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	$200,000	$ 219,813
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	235,000	257,119
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	800,000	782,000
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	125,000	122,188
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2022 (a)(d)	65,000	63,781
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	30,000	29,438
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	300,000	294,375
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	35,000	34,125
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	315,000	308,306
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	510,000	498,525
Puerto Rico Electric Power Authority Rev., ”EEE“, 6.05%, 7/01/2032 (a)(d)	190,000	182,400
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2022 (a)(d)	150,000	146,812
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	135,000	131,963
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	25,000	24,438
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	415,000	405,662
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2029	220,000	238,390
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2034	35,000	38,058
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	30,000	29,475
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	65,000	63,781
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	195,000	188,419
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	220,000	215,875
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	75,000	73,594
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	230,000	225,687
		$ 4,574,224
Utilities - Other – 0.1%
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2022	$210,000	$ 219,356
Water & Sewer Utility Revenue – 7.2%
Boston, MA, Water and Sewer Commission General Refunding Rev., ”A“, 4%, 11/01/2025 (Prerefunded 11/01/2022)	$2,950,000	$ 3,072,273
Boston, MA, Water and Sewer Commission General Refunding Rev., ”A“, 3.5%, 11/01/2034 (Prerefunded 11/01/2022)	1,000,000	1,035,749
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	455,000	548,428
Massachusetts Clean Water Trust, State Revolving Fund, 5%, 8/01/2038	1,255,000	1,592,849
Massachusetts Clean Water Trust, State Revolving Fund, 5%, 8/01/2039	545,000	690,125
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2027	1,280,000	1,611,163
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2033	2,000,000	2,832,571
Massachusetts Water Pollution Abatement Trust (MWRA Program), ”A“, 5%, 8/01/2032	75,000	75,271
Massachusetts Water Resources Authority, General Refunding Rev. (Green Bonds), ”C“, 4%, 8/01/2040	2,910,000	3,300,358
Massachusetts Water Resources Authority, General Rev., ”B“, 5%, 8/01/2040	4,000,000	5,151,238
Massachusetts Water Resources Authority, General Rev., ”B“, AGM, 5.25%, 8/01/2029	595,000	787,629
Massachusetts Water Resources Authority, General Rev., ”B“, AGM, 5.25%, 8/01/2031	1,625,000	2,245,231
Massachusetts Water Resources Authority, Multi-Modal Subordinated General Rev., ”C-2“, VRDN, 0.04%, 11/01/2026	6,470,000	6,470,000
		$ 29,412,885
Total Municipal Bonds (Identified Cost, $369,476,008)		$392,842,705
55

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$581,000	$ 517,468
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,200,000	373,907
Total Bonds (Identified Cost, $927,171)		$ 891,375
Investment Companies (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 0.04% (v) (Identified Cost, $8,098,342)	8,098,385	$ 8,098,385
Other Assets, Less Liabilities – 1.1%		4,594,410
Net Assets – 100.0%		$406,426,875
Portfolio Footnotes:
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers and in unaffiliated issuers were as follows:
	Affiliated Issuers	Unaffiliated Issuers
Alabama Fund	$ 354,885	$100,449,732
Arkansas Fund	3,448,888	179,847,193
California Fund	7,465,250	639,182,001
Georgia Fund	5,268,124	142,431,489
Maryland Fund	6,180,934	117,389,417
Massachusetts Fund	8,098,385	393,734,080
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities and percentage of net assets for each fund is as follows:
	Value	Percent of net assets
Alabama Fund	$ 1,911,316	1.9%
Arkansas Fund	1,971,334	1.1%
California Fund	71,089,446	11.1%
Georgia Fund	2,417,959	1.6%
Maryland Fund	3,363,913	2.7%
Massachusetts Fund	8,199,161	2.0%
(p)	Primary market inverse floater.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The following fund(s) holds the following restricted securities:
California Fund
Restricted Securities	Acquisition Date	Cost	Value
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 12/01/2039	7/26/19	$1,751,506	$610,000
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
56

Portfolio of Investments (unaudited) – continued
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
LOC	Letter of Credit
NPFG	National Public Finance Guarantee Corp.
RIBS	Residual Interest Bonds
SYNCORA	Syncora Guarantee Inc.
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See Notes to Financial Statements
57

Financial Statements
Statements of Assets and Liabilities
At 9/30/21 (unaudited)
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	Alabama Fund	Arkansas Fund	California Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $95,314,953, $170,545,766, and $594,890,640, respectively)	$100,449,732	$179,847,193	$639,182,001
Investments in affiliated issuers, at value (identified cost, $354,857, $3,448,888, and $7,465,238, respectively)	354,885	3,448,888	7,465,250
Cash	2,172	38,017	114,842
Receivables for
Investments sold	205,000	2,059,750	1,965,088
Fund shares sold	214,500	186,386	1,830,677
Interest	1,046,951	2,007,009	6,403,856
Receivable from investment adviser	3,235	1,138	—
Other assets	7,331	11,721	9,577
Total assets	$102,283,806	$187,600,102	$656,971,291
Liabilities
Payables for
Distributions	$17,871	$17,814	$139,509
Fund shares reacquired	70,456	280,485	649,064
When-issued investments purchased	86,216	4,349,153	14,784,289
Payable to affiliates
Investment adviser	—	—	15,380
Administrative services fee	133	191	518
Shareholder servicing costs	15,147	31,857	114,644
Distribution and service fees	895	779	3,338
Payable for independent Trustees' compensation	—	—	4,628
Accrued expenses and other liabilities	38,166	43,572	58,753
Total liabilities	$228,884	$4,723,851	$15,770,123
Net assets	$102,054,922	$182,876,251	$641,201,168
Net assets consist of
Paid-in capital	$98,010,290	$178,497,584	$600,283,208
Total distributable earnings (loss)	4,044,632	4,378,667	40,917,960
Net assets	$102,054,922	$182,876,251	$641,201,168
58

Statements of Assets and Liabilities (unaudited) – continued
	Alabama Fund	Arkansas Fund	California Fund
Net assets
Class A	$65,224,246	$137,547,670	$405,143,446
Class B	64,870	536,433	514,680
Class C	—	—	19,873,589
Class I	31,774,400	39,164,189	164,428,826
Class R6	4,991,406	5,627,959	51,240,627
Total net assets	$102,054,922	$182,876,251	$641,201,168
Shares of beneficial interest outstanding
Class A	6,195,241	13,631,506	64,149,198
Class B	6,160	53,114	81,460
Class C	—	—	3,136,434
Class I	3,166,825	3,910,127	15,993,407
Class R6	497,460	561,809	4,987,233
Total shares of beneficial interest outstanding	9,865,686	18,156,556	88,347,732
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$10.53	$10.09	$6.32
Offering price per share (100 / 95.75 x net asset value per share)	$11.00	$10.54	$6.60
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$10.53	$10.10	$6.32
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$—	$—	$6.34
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$10.03	$10.02	$10.28
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$10.03	$10.02	$10.27
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements
59

Statements of Assets and Liabilities (unaudited) – continued
At 9/30/21	Georgia Fund	Maryland Fund	Massachusetts Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $135,261,129, $111,489,752, and $370,403,179, respectively)	$142,431,489	$117,389,417	$393,734,080
Investments in affiliated issuers, at value (identified cost, $5,268,124, $6,180,934, and $8,098,342, respectively)	5,268,124	6,180,934	8,098,385
Cash	3,117	2,626	8,630
Receivables for
Investments sold	130,820	70,000	1,319,106
Fund shares sold	130,048	238,772	338,623
Interest	1,418,162	1,285,921	4,159,233
Receivable from investment adviser	—	9,069	—
Other assets	12,170	14,000	11,770
Total assets	$149,393,930	$125,190,739	$407,669,827
Liabilities
Payables for
Distributions	$15,594	$37,202	$81,852
Investments purchased	76,716	—	—
Fund shares reacquired	92,970	56,548	652,265
When-issued investments purchased	2,082,102	1,018,034	374,224
Payable to affiliates
Investment adviser	3,523	—	9,743
Administrative services fee	165	149	350
Shareholder servicing costs	14,570	19,276	76,913
Distribution and service fees	1,500	1,167	2,904
Payable for independent Trustees' compensation	—	2,789	2,776
Accrued expenses and other liabilities	48,124	38,543	41,925
Total liabilities	$2,335,264	$1,173,708	$1,242,952
Net assets	$147,058,666	$124,017,031	$406,426,875
Net assets consist of
Paid-in capital	$141,701,926	$120,120,510	$389,088,078
Total distributable earnings (loss)	5,356,740	3,896,521	17,338,797
Net assets	$147,058,666	$124,017,031	$406,426,875
60

Statements of Assets and Liabilities (unaudited) – continued
	Georgia Fund	Maryland Fund	Massachusetts Fund
Net assets
Class A	$109,272,917	$85,401,462	$215,973,741
Class B	62,297	613,911	405,380
Class I	16,289,033	29,915,914	179,247,656
Class R6	21,434,419	8,085,744	10,800,098
Total net assets	$147,058,666	$124,017,031	$406,426,875
Shares of beneficial interest outstanding
Class A	9,830,225	7,679,078	19,031,746
Class B	5,584	55,228	35,661
Class I	1,616,166	2,981,865	18,046,962
Class R6	2,125,579	805,834	1,086,716
Total shares of beneficial interest outstanding	13,577,554	11,522,005	38,201,085
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$11.12	$11.12	$11.35
Offering price per share (100 / 95.75 x net asset value per share)	$11.61	$11.61	$11.85
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$11.16	$11.12	$11.37
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$10.08	$10.03	$9.93
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$10.08	$10.03	$9.94
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.
See Notes to Financial Statements
61

Financial Statements
Statements of Operations
Six months ended 9/30/21 (unaudited)
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	Alabama Fund	Arkansas Fund	California Fund
Net investment income (loss)
Interest	$1,212,242	$2,576,381	$9,264,928
Dividends from affiliated issuers	402	549	2,412
Other	22	35	88
Total investment income	$1,212,666	$2,576,965	$9,267,428
Expenses
Management fee	$225,484	$403,999	$1,428,092
Distribution and service fees	80,508	173,156	613,432
Shareholder servicing costs	33,546	63,372	229,116
Administrative services fee	12,031	17,190	46,786
Independent Trustees' compensation	1,837	2,380	5,701
Custodian fee	10,698	13,206	37,292
Shareholder communications	3,474	4,756	8,671
Audit and tax fees	28,478	28,489	28,541
Legal fees	3,074	1,459	6,614
Registration fees	28,114	29,393	37,873
Miscellaneous	14,875	15,321	19,073
Total expenses	$442,119	$752,721	$2,461,191
Fees paid indirectly	—	—	(1)
Reduction of expenses by investment adviser and distributor	(37,187)	(124,620)	(345,827)
Net expenses	$404,932	$628,101	$2,115,363
Net investment income (loss)	$807,734	$1,948,864	$7,152,065
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$70,393	$340,644	$1,569,210
Net realized gain (loss)	$70,393	$340,644	$1,569,210
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$464,355	$12,108	$5,454,505
Net realized and unrealized gain (loss)	$534,748	$352,752	$7,023,715
Change in net assets from operations	$1,342,482	$2,301,616	$14,175,780
See Notes to Financial Statements
62

Statements of Operations (unaudited) – continued
Six months ended 9/30/21	Georgia Fund	Maryland Fund	Massachusetts Fund
Net investment income (loss)
Interest	$1,775,333	$1,614,706	$5,538,980
Dividends from affiliated issuers	704	766	1,207
Other	30	27	61
Total investment income	$1,776,067	$1,615,499	$5,540,248
Expenses
Management fee	$328,229	$272,743	$916,299
Distribution and service fees	137,869	109,968	278,160
Shareholder servicing costs	31,513	42,840	155,032
Administrative services fee	15,000	13,396	31,996
Independent Trustees' compensation	2,161	2,090	4,081
Custodian fee	14,594	11,752	22,946
Shareholder communications	4,246	4,490	7,439
Audit and tax fees	28,484	28,482	28,515
Legal fees	4,615	4,923	11,046
Registration fees	28,093	30,033	29,359
Miscellaneous	15,341	15,204	17,032
Total expenses	$610,145	$535,921	$1,501,905
Fees paid indirectly	—	—	(1)
Reduction of expenses by investment adviser and distributor	(9,370)	(76,568)	(26,383)
Net expenses	$600,775	$459,353	$1,475,521
Net investment income (loss)	$1,175,292	$1,156,146	$4,064,727
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$116,613	$197,067	$645,642
Net realized gain (loss)	$116,613	$197,067	$645,642
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$592,544	$587,281	$966,057
Affiliated issuers	—	—	1
Net unrealized gain (loss)	$592,544	$587,281	$966,058
Net realized and unrealized gain (loss)	$709,157	$784,348	$1,611,700
Change in net assets from operations	$1,884,449	$1,940,494	$5,676,427
See Notes to Financial Statements
63

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Six months ended 9/30/21 (unaudited)	Alabama Fund	Arkansas Fund	California Fund
Change in net assets
From operations
Net investment income (loss)	$807,734	$1,948,864	$7,152,065
Net realized gain (loss)	70,393	340,644	1,569,210
Net unrealized gain (loss)	464,355	12,108	5,454,505
Change in net assets from operations	$1,342,482	$2,301,616	$14,175,780
Total distributions to shareholders	$(807,032)	$(1,956,412)	$(7,127,587)
Change in net assets from fund share transactions	$6,360,773	$9,594,124	$17,550,846
Total change in net assets	$6,896,223	$9,939,328	$24,599,039
Net assets
At beginning of period	95,158,699	172,936,923	616,602,129
At end of period	$102,054,922	$182,876,251	$641,201,168
Six months ended 9/30/21 (unaudited)	Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets
From operations
Net investment income (loss)	$1,175,292	$1,156,146	$4,064,727
Net realized gain (loss)	116,613	197,067	645,642
Net unrealized gain (loss)	592,544	587,281	966,058
Change in net assets from operations	$1,884,449	$1,940,494	$5,676,427
Total distributions to shareholders	$(1,171,602)	$(1,163,872)	$(4,042,074)
Change in net assets from fund share transactions	$4,966,680	$7,461,613	$9,869,544
Total change in net assets	$5,679,527	$8,238,235	$11,503,897
Net assets
At beginning of period	141,379,139	115,778,796	394,922,978
At end of period	$147,058,666	$124,017,031	$406,426,875
See Notes to Financial Statements
64

Statements of Changes in Net Assets – continued
Year ended 3/31/21	Alabama Fund	Arkansas Fund	California Fund
Change in net assets
From operations
Net investment income (loss)	$1,853,264	$4,087,723	$14,833,837
Net realized gain (loss)	(856)	324,232	404,914
Net unrealized gain (loss)	2,202,411	4,739,283	26,116,013
Change in net assets from operations	$4,054,819	$9,151,238	$41,354,764
Total distributions to shareholders	$(1,850,090)	$(4,066,917)	$(15,216,613)
Change in net assets from fund share transactions	$14,561,263	$11,671,244	$31,627,332
Total change in net assets	$16,765,992	$16,755,565	$57,765,483
Net assets
At beginning of period	78,392,707	156,181,358	558,836,646
At end of period	$95,158,699	$172,936,923	$616,602,129
Year ended 3/31/21	Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets
From operations
Net investment income (loss)	$2,610,651	$2,703,961	$9,368,020
Net realized gain (loss)	341,211	593,639	1,247,118
Net unrealized gain (loss)	3,861,074	3,525,287	11,852,224
Change in net assets from operations	$6,812,936	$6,822,887	$22,467,362
Total distributions to shareholders	$(2,591,351)	$(2,715,439)	$(9,339,543)
Change in net assets from fund share transactions	$21,176,870	$5,802,071	$22,731,107
Total change in net assets	$25,398,455	$9,909,519	$35,858,926
Net assets
At beginning of period	115,980,684	105,869,277	359,064,052
At end of period	$141,379,139	$115,778,796	$394,922,978
See Notes to Financial Statements
65

Financial Statements
Financial Highlights
MFS ALABAMA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$10.46	$10.18	$10.15	$10.02	$10.12	$10.49
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.22	$0.27	$0.36	$0.34	$0.37(c)
Net realized and unrealized gain (loss)	0.07	0.28	0.02	0.09	(0.10)	(0.37)
Total from investment operations	$0.15	$0.50	$0.29	$0.45	$0.24	$0.00(w)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.22)	$(0.26)	$(0.32)	$(0.34)	$(0.37)
Net asset value, end of period (x)	$10.53	$10.46	$10.18	$10.15	$10.02	$10.12
Total return (%) (r)(s)(t)(x)	1.44(n)	4.91	2.89	4.63	2.35	(0.07)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97(a)	1.01	1.04	1.09	1.10	1.07(c)
Expenses after expense reductions (f)	0.90(a)	0.90	0.90	0.90	0.90	0.89(c)
Net investment income (loss)	1.52(a)	2.07	2.56	3.60	3.37	3.61(c)
Portfolio turnover	2(n)	25	30	19	17	15
Net assets at end of period (000 omitted)	$65,224	$61,257	$53,321	$51,280	$50,914	$53,883
	Six months ended	Year ended
Class B	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$10.47	$10.18	$10.15	$10.02	$10.12	$10.49
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.15	$0.19	$0.28	$0.27	$0.30(c)
Net realized and unrealized gain (loss)	0.06	0.28	0.03	0.10	(0.11)	(0.38)
Total from investment operations	$0.10	$0.43	$0.22	$0.38	$0.16	$(0.08)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.14)	$(0.19)	$(0.25)	$(0.26)	$(0.29)
Net asset value, end of period (x)	$10.53	$10.47	$10.18	$10.15	$10.02	$10.12
Total return (%) (r)(s)(t)(x)	0.96(n)	4.24	2.13	3.85	1.59	(0.81)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72(a)	1.77	1.80	1.84	1.84	1.82(c)
Expenses after expense reductions (f)	1.65(a)	1.65	1.65	1.65	1.65	1.65(c)
Net investment income (loss)	0.77(a)	1.44	1.86	2.85	2.63	2.86(c)
Portfolio turnover	2(n)	25	30	19	17	15
Net assets at end of period (000 omitted)	$65	$64	$176	$250	$303	$467
See Notes to Financial Statements
66

Financial Highlights − continued
MFS ALABAMA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$9.97	$9.70	$9.67	$9.55	$9.65	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.23	$0.27	$0.37	$0.35	$0.38(c)
Net realized and unrealized gain (loss)	0.06	0.27	0.04	0.08	(0.11)	(0.36)
Total from investment operations	$0.15	$0.50	$0.31	$0.45	$0.24	$0.02
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.23)	$(0.28)	$(0.33)	$(0.34)	$(0.37)
Net asset value, end of period (x)	$10.03	$9.97	$9.70	$9.67	$9.55	$9.65
Total return (%) (r)(s)(t)(x)	1.50(n)	5.21	3.15	4.83	2.55	0.21(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72(a)	0.76	0.79	0.84	0.85	0.86(c)
Expenses after expense reductions (f)	0.65(a)	0.65	0.65	0.65	0.65	0.64(c)
Net investment income (loss)	1.77(a)	2.31	2.77	3.85	3.62	3.84(c)
Portfolio turnover	2(n)	25	30	19	17	15
Net assets at end of period (000 omitted)	$31,774	$29,971	$22,796	$11,490	$6,898	$5,876
	Six months ended	Year ended
Class R6	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.97	$9.70	$9.67	$9.55	$9.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.23	$0.28	$0.37	$0.24
Net realized and unrealized gain (loss)	0.06	0.28	0.03	0.09	(0.22)
Total from investment operations	$0.15	$0.51	$0.31	$0.46	$0.02
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.24)	$(0.28)	$(0.34)	$(0.23)
Net asset value, end of period (x)	$10.03	$9.97	$9.70	$9.67	$9.55
Total return (%) (r)(s)(t)(x)	1.53(n)	5.28	3.23	4.92	0.25(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66(a)	0.69	0.71	0.77	0.84(a)
Expenses after expense reductions (f)	0.59(a)	0.58	0.57	0.58	0.58(a)
Net investment income (loss)	1.82(a)	2.35	2.85	3.92	3.70(a)
Portfolio turnover	2(n)	25	30	19	17
Net assets at end of period (000 omitted)	$4,991	$3,867	$2,100	$1,242	$1,274

See Notes to Financial Statements
67

Financial Highlights − continued
MFS ALABAMA MUNICIPAL BOND FUND − continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
68

Financial Highlights − continued
MFS ARKANSAS MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$10.07	$9.75	$9.80	$9.64	$9.73	$10.07
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.25	$0.27	$0.33	$0.30	$0.33(c)
Net realized and unrealized gain (loss)	0.02	0.32	(0.05)	0.12	(0.09)	(0.35)
Total from investment operations	$0.13	$0.57	$0.22	$0.45	$0.21	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.25)	$(0.27)	$(0.29)	$(0.30)	$(0.32)
Net asset value, end of period (x)	$10.09	$10.07	$9.75	$9.80	$9.64	$9.73
Total return (%) (r)(s)(t)(x)	1.29(n)	5.85	2.27	4.74	2.12	(0.25)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90(a)	0.91	0.92	0.93	0.92	0.92(c)
Expenses after expense reductions (f)	0.72(a)	0.75	0.76	0.77	0.77	0.76(c)
Net investment income (loss)	2.15(a)	2.47	2.77	3.40	3.06	3.33(c)
Portfolio turnover	7(n)	22	20	14	17	17
Net assets at end of period (000 omitted)	$137,548	$133,754	$123,979	$121,888	$141,605	$145,392
	Six months ended	Year ended
Class B	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$10.08	$9.76	$9.81	$9.65	$9.73	$10.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.18	$0.20	$0.25	$0.23	$0.26(c)
Net realized and unrealized gain (loss)	0.02	0.31	(0.05)	0.13	(0.09)	(0.37)
Total from investment operations	$0.09	$0.49	$0.15	$0.38	$0.14	$(0.11)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.17)	$(0.20)	$(0.22)	$(0.22)	$(0.24)
Net asset value, end of period (x)	$10.10	$10.08	$9.76	$9.81	$9.65	$9.73
Total return (%) (r)(s)(t)(x)	0.91(n)	5.07	1.51	3.97	1.47	(1.10)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65(a)	1.66	1.67	1.68	1.68	1.66(c)
Expenses after expense reductions (f)	1.47(a)	1.50	1.51	1.52	1.52	1.52(c)
Net investment income (loss)	1.40(a)	1.79	2.03	2.64	2.31	2.57(c)
Portfolio turnover	7(n)	22	20	14	17	17
Net assets at end of period (000 omitted)	$536	$610	$1,587	$2,477	$4,209	$5,882
See Notes to Financial Statements
69

Financial Highlights − continued
MFS ARKANSAS MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$9.99	$9.68	$9.73	$9.57	$9.65	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.25	$0.28	$0.33	$0.31	$0.34(c)
Net realized and unrealized gain (loss)	0.03	0.31	(0.05)	0.13	(0.09)	(0.37)
Total from investment operations	$0.14	$0.56	$0.23	$0.46	$0.22	$(0.03)
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.25)	$(0.28)	$(0.30)	$(0.30)	$(0.32)
Net asset value, end of period (x)	$10.02	$9.99	$9.68	$9.73	$9.57	$9.65
Total return (%) (r)(s)(t)(x)	1.44(n)	5.88	2.36	4.86	2.32	(0.28)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65(a)	0.66	0.67	0.68	0.67	0.68(c)
Expenses after expense reductions (f)	0.62(a)	0.65	0.66	0.67	0.67	0.67(c)
Net investment income (loss)	2.25(a)	2.56	2.86	3.49	3.16	3.43(c)
Portfolio turnover	7(n)	22	20	14	17	17
Net assets at end of period (000 omitted)	$39,164	$34,603	$29,078	$26,586	$13,733	$10,733
	Six months ended	Year ended
Class R6	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.99	$9.68	$9.73	$9.58	$9.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.26	$0.29	$0.34	$0.20
Net realized and unrealized gain (loss)	0.03	0.31	(0.05)	0.11	(0.19)
Total from investment operations	$0.15	$0.57	$0.24	$0.45	$0.01
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.26)	$(0.29)	$(0.30)	$(0.21)
Net asset value, end of period (x)	$10.02	$9.99	$9.68	$9.73	$9.58
Total return (%) (r)(s)(t)(x)	1.47(n)	5.95	2.44	4.83	0.09(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58(a)	0.58	0.59	0.60	0.61(a)
Expenses after expense reductions (f)	0.55(a)	0.57	0.58	0.59	0.61(a)
Net investment income (loss)	2.30(a)	2.58	2.92	3.58	3.19(a)
Portfolio turnover	7(n)	22	20	14	17
Net assets at end of period (000 omitted)	$5,628	$3,971	$1,538	$954	$766

See Notes to Financial Statements
70

Financial Highlights − continued
MFS ARKANSAS MUNICIPAL BOND FUND − continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
71

Financial Highlights − continued
MFS CALIFORNIA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$6.24	$5.97	$6.04	$5.94	$5.95	$6.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.15	$0.18	$0.22	$0.23	$0.23(c)
Net realized and unrealized gain (loss)	0.08	0.28	(0.07)	0.08	(0.02)	(0.21)
Total from investment operations	$0.15	$0.43	$0.11	$0.30	$0.21	$0.02
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.16)	$(0.18)	$(0.20)	$(0.22)	$(0.21)
Net asset value, end of period (x)	$6.32	$6.24	$5.97	$6.04	$5.94	$5.95
Total return (%) (r)(s)(t)(x)	2.42(n)	7.24	1.76	5.21	3.47	0.33(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84(a)	0.84	0.86	0.87	0.88	0.88(c)
Expenses after expense reductions (f)	0.67(a)	0.68	0.70	0.71	0.72	0.72(c)
Net investment income (loss)	2.25(a)	2.50	2.94	3.76	3.75	3.72(c)
Portfolio turnover	13(n)	31	22	15	15	17
Net assets at end of period (000 omitted)	$405,143	$396,643	$374,941	$299,882	$272,958	$251,271
	Six months ended	Year ended
Class B	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$6.24	$5.97	$6.04	$5.94	$5.95	$6.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.11	$0.14	$0.18	$0.18	$0.18(c)
Net realized and unrealized gain (loss)	0.08	0.27	(0.08)	0.08	(0.02)	(0.20)
Total from investment operations	$0.13	$0.38	$0.06	$0.26	$0.16	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.11)	$(0.13)	$(0.16)	$(0.17)	$(0.17)
Net asset value, end of period (x)	$6.32	$6.24	$5.97	$6.04	$5.94	$5.95
Total return (%) (r)(s)(t)(x)	2.04(n)	6.45	1.00	4.43	2.69	(0.43)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59(a)	1.59	1.61	1.62	1.63	1.63(c)
Expenses after expense reductions (f)	1.43(a)	1.43	1.45	1.46	1.48	1.49(c)
Net investment income (loss)	1.50(a)	1.78	2.22	3.01	3.02	2.95(c)
Portfolio turnover	13(n)	31	22	15	15	17
Net assets at end of period (000 omitted)	$515	$627	$1,033	$1,506	$1,913	$2,672
See Notes to Financial Statements
72

Financial Highlights − continued
MFS CALIFORNIA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class C	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$6.26	$5.99	$6.06	$5.96	$5.97	$6.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.10	$0.13	$0.17	$0.17	$0.17(c)
Net realized and unrealized gain (loss)	0.08	0.27	(0.08)	0.08	(0.02)	(0.20)
Total from investment operations	$0.12	$0.37	$0.05	$0.25	$0.15	$(0.03)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.10)	$(0.12)	$(0.15)	$(0.16)	$(0.16)
Net asset value, end of period (x)	$6.34	$6.26	$5.99	$6.06	$5.96	$5.97
Total return (%) (r)(s)(t)(x)	1.96(n)	6.27	0.85	4.26	2.54	(0.55)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59(a)	1.59	1.61	1.62	1.63	1.63(c)
Expenses after expense reductions (f)	1.58(a)	1.58	1.60	1.61	1.62	1.62(c)
Net investment income (loss)	1.35(a)	1.62	2.05	2.86	2.86	2.82(c)
Portfolio turnover	13(n)	31	22	15	15	17
Net assets at end of period (000 omitted)	$19,874	$21,410	$25,552	$22,786	$31,800	$33,950
	Six months ended	Year ended
Class I	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$10.16	$9.71	$9.83	$9.67	$9.68	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.26	$0.31	$0.37	$0.37	$0.38(c)
Net realized and unrealized gain (loss)	0.12	0.46	(0.13)	0.13	(0.02)	(0.36)
Total from investment operations	$0.24	$0.72	$0.18	$0.50	$0.35	$0.02
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.27)	$(0.30)	$(0.34)	$(0.36)	$(0.34)
Net asset value, end of period (x)	$10.28	$10.16	$9.71	$9.83	$9.67	$9.68
Total return (%) (r)(s)(t)(x)	2.37(n)	7.46	1.79	5.27	3.63	0.20(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59(a)	0.59	0.61	0.62	0.62	0.63(c)
Expenses after expense reductions (f)	0.57(a)	0.58	0.60	0.61	0.61	0.63(c)
Net investment income (loss)	2.34(a)	2.60	3.04	3.85	3.83	3.83(c)
Portfolio turnover	13(n)	31	22	15	15	17
Net assets at end of period (000 omitted)	$164,429	$157,366	$128,914	$79,276	$56,553	$42,369
See Notes to Financial Statements
73

Financial Highlights − continued
MFS CALIFORNIA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class R6	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$10.16	$9.71	$9.82	$9.66	$9.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.27	$0.31	$0.38	$0.24
Net realized and unrealized gain (loss)	0.12	0.45	(0.11)	0.12	(0.18)
Total from investment operations	$0.24	$0.72	$0.20	$0.50	$0.06
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.27)	$(0.31)	$(0.34)	$(0.24)
Net asset value, end of period (x)	$10.27	$10.16	$9.71	$9.82	$9.66
Total return (%) (r)(s)(t)(x)	2.31(n)	7.54	1.97	5.36	0.61(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51(a)	0.52	0.53	0.54	0.56(a)
Expenses after expense reductions (f)	0.50(a)	0.51	0.52	0.53	0.55(a)
Net investment income (loss)	2.41(a)	2.66	3.10	3.92	3.78(a)
Portfolio turnover	13(n)	31	22	15	15
Net assets at end of period (000 omitted)	$51,241	$40,556	$28,396	$12,773	$5,995
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
74

Financial Highlights − continued
MFS GEORGIA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$11.06	$10.70	$10.73	$10.58	$10.68	$11.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.21	$0.26	$0.36	$0.35	$0.36(c)
Net realized and unrealized gain (loss)	0.06	0.36	(0.02)	0.11	(0.12)	(0.36)
Total from investment operations	$0.15	$0.57	$0.24	$0.47	$0.23	$0.00(w)
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.21)	$(0.27)	$(0.32)	$(0.33)	$(0.34)
Net asset value, end of period (x)	$11.12	$11.06	$10.70	$10.73	$10.58	$10.68
Total return (%) (r)(s)(t)(x)	1.32(n)	5.38	2.17	4.51	2.15	(0.06)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90(a)	0.92	0.95	1.02	1.04	1.03(c)
Expenses after expense reductions (f)	0.89(a)	0.90	0.90	0.90	0.90	0.90(c)
Net investment income (loss)	1.55(a)	1.94	2.39	3.41	3.26	3.26(c)
Portfolio turnover	5(n)	22	28	14	12	8
Net assets at end of period (000 omitted)	$109,273	$108,346	$95,352	$70,456	$65,922	$61,229
	Six months ended	Year ended
Class B	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$11.10	$10.74	$10.77	$10.62	$10.72	$11.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.14	$0.19	$0.28	$0.27	$0.28(c)
Net realized and unrealized gain (loss)	0.05	0.35	(0.03)	0.11	(0.12)	(0.36)
Total from investment operations	$0.10	$0.49	$0.16	$0.39	$0.15	$(0.08)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.13)	$(0.19)	$(0.24)	$(0.25)	$(0.26)
Net asset value, end of period (x)	$11.16	$11.10	$10.74	$10.77	$10.62	$10.72
Total return (%) (r)(s)(t)(x)	0.94(n)	4.61	1.44	3.73	1.40	(0.79)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65(a)	1.68	1.71	1.77	1.79	1.78(c)
Expenses after expense reductions (f)	1.64(a)	1.63	1.63	1.65	1.65	1.66(c)
Net investment income (loss)	0.80(a)	1.29	1.72	2.67	2.54	2.52(c)
Portfolio turnover	5(n)	22	28	14	12	8
Net assets at end of period (000 omitted)	$62	$66	$261	$399	$563	$1,105
See Notes to Financial Statements
75

Financial Highlights − continued
MFS GEORGIA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$10.03	$9.70	$9.73	$9.60	$9.69	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.21	$0.26	$0.35	$0.34	$0.35(c)
Net realized and unrealized gain (loss)	0.05	0.34	(0.02)	0.09	(0.11)	(0.33)
Total from investment operations	$0.14	$0.55	$0.24	$0.44	$0.23	$0.02
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.22)	$(0.27)	$(0.31)	$(0.32)	$(0.33)
Net asset value, end of period (x)	$10.08	$10.03	$9.70	$9.73	$9.60	$9.69
Total return (%) (r)(s)(t)(x)	1.40(n)	5.68	2.39	4.70	2.40	0.19(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65(a)	0.67	0.70	0.77	0.79	0.80(c)
Expenses after expense reductions (f)	0.64(a)	0.65	0.65	0.65	0.65	0.64(c)
Net investment income (loss)	1.79(a)	2.16	2.64	3.65	3.49	3.52(c)
Portfolio turnover	5(n)	22	28	14	12	8
Net assets at end of period (000 omitted)	$16,289	$15,012	$9,345	$7,834	$6,817	$7,451
	Six months ended	Year ended
Class R6	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$10.03	$9.70	$9.73	$9.60	$9.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.22	$0.27	$0.36	$0.23
Net realized and unrealized gain (loss)	0.05	0.33	(0.03)	0.09	(0.23)
Total from investment operations	$0.14	$0.55	$0.24	$0.45	$0.00(w)
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.22)	$(0.27)	$(0.32)	$(0.22)
Net asset value, end of period (x)	$10.08	$10.03	$9.70	$9.73	$9.60
Total return (%) (r)(s)(t)(x)	1.43(n)	5.72	2.44	4.77	(0.05)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61(a)	0.62	0.65	0.70	0.82(a)
Expenses after expense reductions (f)	0.59(a)	0.60	0.60	0.59	0.59(a)
Net investment income (loss)	1.83(a)	2.20	2.68	3.72	3.56(a)
Portfolio turnover	5(n)	22	28	14	12
Net assets at end of period (000 omitted)	$21,434	$17,956	$11,022	$7,371	$5,988

See Notes to Financial Statements
76

Financial Highlights − continued
MFS GEORGIA MUNICIPAL BOND FUND − continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
77

Financial Highlights − continued
MFS MARYLAND MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$11.04	$10.62	$10.76	$10.65	$10.76	$11.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.26	$0.31	$0.40	$0.38	$0.40(c)
Net realized and unrealized gain (loss)	0.08	0.42	(0.14)	0.06	(0.12)	(0.35)
Total from investment operations	$0.18	$0.68	$0.17	$0.46	$0.26	$0.05
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.26)	$(0.31)	$(0.35)	$(0.37)	$(0.38)
Net asset value, end of period (x)	$11.12	$11.04	$10.62	$10.76	$10.65	$10.76
Total return (%) (r)(s)(t)(x)	1.66(n)	6.51	1.57	4.46	2.39	0.43(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96(a)	0.98	0.99	1.01	1.02	0.99(c)
Expenses after expense reductions (f)	0.83(a)	0.83	0.82	0.82	0.82	0.82(c)
Net investment income (loss)	1.84(a)	2.42	2.85	3.77	3.48	3.68(c)
Portfolio turnover	8(n)	27	27	14	23	17
Net assets at end of period (000 omitted)	$85,401	$82,725	$83,852	$75,215	$76,993	$80,456
	Six months ended	Year ended
Class B	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$11.04	$10.62	$10.75	$10.65	$10.76	$11.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.18	$0.23	$0.32	$0.29	$0.32(c)
Net realized and unrealized gain (loss)	0.08	0.42	(0.13)	0.05	(0.11)	(0.34)
Total from investment operations	$0.14	$0.60	$0.10	$0.37	$0.18	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.18)	$(0.23)	$(0.27)	$(0.29)	$(0.30)
Net asset value, end of period (x)	$11.12	$11.04	$10.62	$10.75	$10.65	$10.76
Total return (%) (r)(s)(t)(x)	1.28(n)	5.71	0.91	3.58	1.62	(0.23)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71(a)	1.73	1.74	1.76	1.77	1.74(c)
Expenses after expense reductions (f)	1.58(a)	1.58	1.58	1.58	1.58	1.57(c)
Net investment income (loss)	1.09(a)	1.69	2.12	3.01	2.73	2.94(c)
Portfolio turnover	8(n)	27	27	14	23	17
Net assets at end of period (000 omitted)	$614	$656	$1,040	$1,217	$1,331	$1,605
See Notes to Financial Statements
78

Financial Highlights − continued
MFS MARYLAND MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$9.96	$9.58	$9.70	$9.61	$9.71	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.26	$0.30	$0.38	$0.36	$0.38(c)
Net realized and unrealized gain (loss)	0.07	0.38	(0.11)	0.05	(0.11)	(0.30)
Total from investment operations	$0.18	$0.64	$0.19	$0.43	$0.25	$0.08
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.26)	$(0.31)	$(0.34)	$(0.35)	$(0.37)
Net asset value, end of period (x)	$10.03	$9.96	$9.58	$9.70	$9.61	$9.71
Total return (%) (r)(s)(t)(x)	1.77(n)	6.78	1.88	4.61	2.62	0.78(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71(a)	0.73	0.74	0.76	0.77	0.78(c)
Expenses after expense reductions (f)	0.58(a)	0.58	0.58	0.58	0.58	0.57(c)
Net investment income (loss)	2.08(a)	2.64	3.07	4.01	3.72	3.85(c)
Portfolio turnover	8(n)	27	27	14	23	17
Net assets at end of period (000 omitted)	$29,916	$26,243	$18,140	$11,831	$9,261	$6,437
	Six months ended	Year ended
Class R6	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.96	$9.58	$9.70	$9.61	$9.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.26	$0.30	$0.39	$0.24
Net realized and unrealized gain (loss)	0.07	0.39	(0.11)	0.05	(0.21)
Total from investment operations	$0.18	$0.65	$0.19	$0.44	$0.03
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.27)	$(0.31)	$(0.35)	$(0.23)
Net asset value, end of period (x)	$10.03	$9.96	$9.58	$9.70	$9.61
Total return (%) (r)(s)(t)(x)	1.80(n)	6.84	1.93	4.67	0.35(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64(a)	0.66	0.68	0.70	0.76(a)
Expenses after expense reductions (f)	0.52(a)	0.52	0.52	0.52	0.52(a)
Net investment income (loss)	2.13(a)	2.67	3.10	4.07	3.79(a)
Portfolio turnover	8(n)	27	27	14	23
Net assets at end of period (000 omitted)	$8,086	$6,155	$2,837	$1,315	$961

See Notes to Financial Statements
79

Financial Highlights − continued
MFS MARYLAND MUNICIPAL BOND FUND − continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
80

Financial Highlights − continued
MFS MASSACHUSETTS MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$11.30	$10.90	$11.04	$10.90	$11.02	$11.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.27	$0.33	$0.41	$0.42	$0.46(c)
Net realized and unrealized gain (loss)	0.05	0.39	(0.15)	0.09	(0.13)	(0.46)
Total from investment operations	$0.16	$0.66	$0.18	$0.50	$0.29	$0.00(w)
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.26)	$(0.32)	$(0.36)	$(0.41)	$(0.41)
Net asset value, end of period (x)	$11.35	$11.30	$10.90	$11.04	$10.90	$11.02
Total return (%) (r)(s)(t)(x)	1.39(n)	6.16	1.61	4.74	2.60	(0.04)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85(a)	0.86	0.87	0.88	0.89	0.88(c)
Expenses after expense reductions (f)	0.84(a)	0.84	0.83	0.85	0.86	0.85(c)
Net investment income (loss)	1.88(a)	2.39	2.91	3.75	3.82	4.06(c)
Portfolio turnover	10(n)	26	29	13	19	15
Net assets at end of period (000 omitted)	$215,974	$216,177	$226,471	$207,565	$202,967	$207,001
	Six months ended	Year ended
Class B	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$11.32	$10.92	$11.06	$10.92	$11.04	$11.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.19	$0.25	$0.32	$0.34	$0.37(c)
Net realized and unrealized gain (loss)	0.04	0.39	(0.15)	0.10	(0.14)	(0.46)
Total from investment operations	$0.11	$0.58	$0.10	$0.42	$0.20	$(0.09)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.18)	$(0.24)	$(0.28)	$(0.32)	$(0.32)
Net asset value, end of period (x)	$11.37	$11.32	$10.92	$11.06	$10.92	$11.04
Total return (%) (r)(s)(t)(x)	1.01(n)	5.36	0.84	3.94	1.81	(0.80)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60(a)	1.61	1.62	1.63	1.64	1.63(c)
Expenses after expense reductions (f)	1.59(a)	1.60	1.60	1.62	1.63	1.62(c)
Net investment income (loss)	1.14(a)	1.67	2.19	2.98	3.06	3.29(c)
Portfolio turnover	10(n)	26	29	13	19	15
Net assets at end of period (000 omitted)	$405	$470	$1,081	$1,664	$1,858	$2,509
See Notes to Financial Statements
81

Financial Highlights − continued
MFS MASSACHUSETTS MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$9.89	$9.54	$9.66	$9.54	$9.65	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.25	$0.30	$0.38	$0.39	$0.42(c)
Net realized and unrealized gain (loss)	0.04	0.36	(0.12)	0.08	(0.12)	(0.39)
Total from investment operations	$0.15	$0.61	$0.18	$0.46	$0.27	$0.03
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.26)	$(0.30)	$(0.34)	$(0.38)	$(0.38)
Net asset value, end of period (x)	$9.93	$9.89	$9.54	$9.66	$9.54	$9.65
Total return (%) (r)(s)(t)(x)	1.48(n)	6.41	1.86	4.95	2.76	0.30(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60(a)	0.61	0.62	0.63	0.64	0.64(c)
Expenses after expense reductions (f)	0.59(a)	0.60	0.60	0.62	0.63	0.63(c)
Net investment income (loss)	2.13(a)	2.60	3.10	3.98	4.00	4.30(c)
Portfolio turnover	10(n)	26	29	13	19	15
Net assets at end of period (000 omitted)	$179,248	$168,647	$124,875	$68,669	$49,523	$23,470
	Six months ended	Year ended
Class R6	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.90	$9.55	$9.67	$9.54	$9.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.26	$0.31	$0.38	$0.24
Net realized and unrealized gain (loss)	0.04	0.35	(0.12)	0.10	(0.21)
Total from investment operations	$0.15	$0.61	$0.19	$0.48	$0.03
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.26)	$(0.31)	$(0.35)	$(0.26)
Net asset value, end of period (x)	$9.94	$9.90	$9.55	$9.67	$9.54
Total return (%) (r)(s)(t)(x)	1.51(n)	6.48	1.93	5.13	0.26(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53(a)	0.54	0.55	0.56	0.58(a)
Expenses after expense reductions (f)	0.52(a)	0.53	0.53	0.55	0.57(a)
Net investment income (loss)	2.20(a)	2.67	3.15	4.05	3.85(a)
Portfolio turnover	10(n)	26	29	13	19
Net assets at end of period (000 omitted)	$10,800	$9,628	$6,636	$3,176	$1,983

See Notes to Financial Statements
82

Financial Highlights − continued
MFS MASSACHUSETTS MUNICIPAL BOND FUND − continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
83

Notes to Financial Statements
(unaudited)
(1)  Business and Organization
MFS Alabama Municipal Bond Fund (Alabama Fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), and MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a diversified series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region or state where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the funds and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the funds could be taxable to shareholders.
Certain of each fund's investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on each fund's performance. With respect to each fund's accounting for investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — Each fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between each fund and the applicable counterparty. Each fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to each fund, have been included in each fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally
84

Notes to Financial Statements (unaudited) - continued
valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2021 in valuing each fund's assets or liabilities:
	Level 1	Level 2	Level 3	Total
Alabama Fund
Financial Instruments
Municipal Bonds	$—	$100,266,286	$—	$100,266,286
U.S. Corporate Bonds	—	183,446	—	183,446
Mutual Funds	354,885	—	—	354,885
Total	$354,885	$100,449,732	$—	$100,804,617
Arkansas Fund
Financial Instruments
Municipal Bonds	$—	$179,473,189	$—	$179,473,189
U.S. Corporate Bonds	—	374,004	—	374,004
Mutual Funds	3,448,888	—	—	3,448,888
Total	$3,448,888	$179,847,193	$—	$183,296,081
California Fund
Financial Instruments
Municipal Bonds	$—	$637,786,615	$—	$637,786,615
U.S. Corporate Bonds	—	1,395,386	—	1,395,386
Mutual Funds	7,465,250	—	—	7,465,250
Total	$7,465,250	$639,182,001	$—	$646,647,251
85

Notes to Financial Statements (unaudited) - continued
	Level 1	Level 2	Level 3	Total
Georgia Fund
Financial Instruments
Municipal Bonds	$—	$142,125,161	$—	$142,125,161
U.S. Corporate Bonds	—	306,328	—	306,328
Mutual Funds	5,268,124	—	—	5,268,124
Total	$5,268,124	$142,431,489	$—	$147,699,613
Maryland Fund
Financial Instruments
Municipal Bonds	$—	$117,117,824	$—	$117,117,824
U.S. Corporate Bonds	—	271,593	—	271,593
Mutual Funds	6,180,934	—	—	6,180,934
Total	$6,180,934	$117,389,417	$—	$123,570,351
Massachusetts Fund
Financial Instruments
Municipal Bonds	$—	$392,842,705	$—	$392,842,705
U.S. Corporate Bonds	—	891,375	—	891,375
Mutual Funds	8,098,385	—	—	8,098,385
Total	$8,098,385	$393,734,080	$—	$401,832,465
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.
Each fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statements of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, each fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Fees Paid Indirectly — Each fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by each fund. The amount of the credit, for the six months ended September 30, 2021, is shown as a reduction of total expenses in the Statements of Operations.
86

Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds and amortization and accretion of debt securities, as applicable to each fund.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 3/31/21	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Ordinary income (including any short-term capital gains)	$31,321	$39,472	$398,949	$70,772	$27,758	$226,239
Tax-exempt income	1,818,769	4,027,445	14,817,664	2,520,579	2,687,681	9,113,304
Total distributions	$1,850,090	$4,066,917	$15,216,613	$2,591,351	$2,715,439	$9,339,543
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 9/30/21	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Cost of investments	$95,798,623	$174,177,189	$603,408,340	$140,679,958	$117,804,262	$378,335,476
Gross appreciation	5,215,959	9,361,369	45,119,349	7,216,101	6,023,979	24,515,011
Gross depreciation	(209,965)	(242,477)	(1,880,438)	(196,446)	(257,890)	(1,018,022)
Net unrealized appreciation (depreciation)	$5,005,994	$9,118,892	$43,238,911	$7,019,655	$5,766,089	$23,496,989
As of 3/31/21
Undistributed ordinary income	20,985	33,360	170,586	29,620	39,438	146,143
Undistributed tax-exempt income	322,065	739,324	2,333,703	414,014	639,653	1,409,657
Capital loss carryforwards	(1,237,868)	(5,519,582)	(5,539,684)	(2,034,212)	(2,527,637)	(7,644,537)
Other temporary differences	(137,712)	(335,346)	(1,240,276)	(197,845)	(218,705)	(755,174)
Net unrealized appreciation (depreciation)	4,541,712	9,115,707	38,145,438	6,432,316	5,187,150	22,548,355
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of March 31, 2021, each fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Short-Term	$(952,670)	$(2,404,476)	$(5,222,088)	$(1,752,906)	$(1,694,827)	$(7,644,537)
Long-Term	(285,198)	(3,115,106)	(317,596)	(281,306)	(832,810)	—
Total	$(1,237,868)	$(5,519,582)	$(5,539,684)	$(2,034,212)	$(2,527,637)	$(7,644,537)
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to
87

Notes to Financial Statements (unaudited) - continued
differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Alabama Fund		Arkansas Fund		California Fund
	Six Months Ended 9/30/21	Year Ended 3/31/21	Six Months Ended 9/30/21	Year Ended 3/31/21	Six Months Ended 9/30/21	Year Ended 3/31/21
Class A	$487,151	$1,175,867	$1,469,786	$3,182,641	$4,547,610	$9,948,878
Class B	253	1,456	3,941	16,800	4,149	15,381
Class C	—	—	—	—	138,121	399,949
Class I	278,790	606,811	426,627	799,726	1,883,374	3,890,859
Class R6	40,838	65,956	56,058	67,750	554,333	961,546
Total	$807,032	$1,850,090	$1,956,412	$4,066,917	$7,127,587	$15,216,613
	Georgia Fund		Maryland Fund		Massachusetts Fund
	Six Months Ended 9/30/21	Year Ended 3/31/21	Six Months Ended 9/30/21	Year Ended 3/31/21	Six Months Ended 9/30/21	Year Ended 3/31/21
Class A	$847,368	$1,997,208	$790,437	$2,000,293	$2,067,006	$5,195,000
Class B	252	1,718	3,518	14,724	2,443	12,486
Class I	142,636	265,241	292,014	590,621	1,859,784	3,922,584
Class R6	181,346	327,184	77,903	109,801	112,841	209,473
Total	$1,171,602	$2,591,351	$1,163,872	$2,715,439	$4,042,074	$9,339,543
(3)  Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the funds’ Board of Trustees. For the six months ended September 30, 2021, these management fee reductions amounted to the following, which are included in the reduction of total expenses in the Statements of Operations:
Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$6,434	$11,528	$40,751	$9,366	$7,783	$26,146
The management fee incurred for the six months ended September 30, 2021 was equivalent to an annual effective rate of 0.44% of each fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:
	Alabama Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	0.90%	0.90%	0.83%	0.85%
Class B	1.65%	1.65%	1.58%	1.60%
Class I	0.65%	0.65%	0.58%	0.60%
Class R6	0.59%	0.60%	0.53%	0.53%
Effective August 1, 2021, the investment adviser has agreed in writing to pay a portion of the Arkansas Fund's total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of this fund’s average daily net assets:
Arkansas Fund
Class A	0.70%
Class B	1.45%
Class I	0.60%
Class R6	0.53%
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Notes to Financial Statements (unaudited) - continued
These written agreements will continue until modified by the funds' Board of Trustees, but such agreements will continue at least until July 31, 2022. For the six months ended September 30, 2021, these reductions amounted to $30,753 for the Alabama Fund and $68,679 for the Maryland Fund. For the period from August 1, 2021 through September 30, 2021, this reduction amounted to $10,453 for the Arkansas Fund. Each reduction is included in the reduction of total expenses in the Statements of Operations. For the six months ended September 30, 2021, the Georgia Fund and Massachusetts Fund's actual operating expenses did not exceed the limit described above and therefore, the investment adviser did not pay any portion of the fund's expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2021, as its portion of the initial sales charge on sales of Class A shares of each fund:
Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$2,797	$5,881	$5,741	$2,967	$2,692	$3,670
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	—	0.25%	0.25%	0.25%	$80,181
Arkansas Fund	—	0.25%	0.25%	0.10%	170,366
California Fund	—	0.25%	0.25%	0.10%	507,765
Georgia Fund	—	0.25%	0.25%	0.25%	137,552
Maryland Fund	—	0.25%	0.25%	0.25%	106,784
Massachusetts Fund	—	0.25%	0.25%	0.25%	275,993
	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	0.75%	0.25%	1.00%	1.00%	$327
Arkansas Fund	0.75%	0.25%	1.00%	0.85%	2,790
California Fund	0.75%	0.25%	1.00%	0.85%	2,771
Georgia Fund	0.75%	0.25%	1.00%	1.00%	317
Maryland Fund	0.75%	0.25%	1.00%	1.00%	3,184
Massachusetts Fund	0.75%	0.25%	1.00%	1.00%	2,167
	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
California Fund	0.75%	0.25%	1.00%	1.00%	$102,896
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Total Distribution and Service Fees	$80,508	$173,156	$613,432	$137,869	$109,968	$278,160
(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2021 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which
89

Notes to Financial Statements (unaudited) - continued
there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended September 30, 2021, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$—	$—	$—	$4	$106	$237
Arkansas Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2022. For the six months ended September 30, 2021, these reductions amounted to $102,220 and $419 for Class A and Class B, respectively, and are included in the reduction of total expenses in the Statements of Operations.
California Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2022. For the six months ended September 30, 2021, these reductions amounted to $304,661 and $415 for Class A and Class B, respectively, and are included in the reduction of total expenses in the Statements of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2021, were as follows:
CDSC Imposed	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$646	$239	$14,273	$4,246	$7,107	$82
Class B	—	44	319	—	510	141
Class C	N/A	N/A	1,307	N/A	N/A	N/A
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended September 30, 2021, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Expenses paid	$1,695	$2,486	$10,738	$2,266	$5,262	$10,822
Percentage of average daily net assets	0.0034%	0.0028%	0.0034%	0.0031%	0.0087%	0.0053%
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended September 30, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$31,851	$60,886	$218,378	$29,247	$37,578	$144,210
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2021 was equivalent to the following annual effective rates of each fund's average daily net assets:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Percentage of average daily net assets	0.0240%	0.0191%	0.0147%	0.0206%	0.0221%	0.0157%
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31,
90

Notes to Financial Statements (unaudited) - continued
2001. The Alabama Fund, the Arkansas Fund, and the Georgia Fund no longer participate in the DB plan. The DB plan resulted in a pension expense for the following funds. These amounts are included in “Independent Trustees’ compensation” in the Statements of Operations for the six months ended September 30, 2021:
California Fund	Maryland Fund	Massachusetts Fund
$187	$119	$119
The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to the following at September 30, 2021, and is included in “Payable for independent Trustees’ compensation” in the Statements of Assets and Liabilities:
California Fund	Maryland Fund	Massachusetts Fund
$4,628	$2,789	$2,776
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On June 18, 2021, MFS redeemed 5,730 shares of Class R6 for an aggregate amount of $59,417 for the California Fund.
(4)  Portfolio Securities
For the six months ended September 30, 2021, purchases and sales of investments, other than short-term obligations, were as follows:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Purchases	$11,118,789	$21,240,341	$87,913,954	$12,509,049	$12,909,082	$42,850,166
Sales	$2,394,964	$11,930,109	$83,484,019	$7,606,869	$9,273,151	$39,747,329
(5)  Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Alabama Fund				Arkansas Fund
	Six Months Ended 9/30/21		Year ended 3/31/21		Six Months Ended 9/30/21		Year ended 3/31/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	595,407	$6,327,342	1,386,777	$14,436,917	873,734	$8,889,307	2,202,300	$21,992,710
Class B	15	155	56	590	267	2,724	1	5
Class I	327,787	3,318,618	1,034,729	10,258,753	719,702	7,255,550	1,128,787	11,192,820
Class R6	135,526	1,371,984	200,628	1,992,286	171,616	1,733,056	257,515	2,554,782
	1,058,735	$11,018,099	2,622,190	$26,688,546	1,765,319	$17,880,637	3,588,603	$35,740,317
Shares issued to shareholders in reinvestment of distributions
Class A	40,580	$430,429	99,752	$1,035,281	136,497	$1,386,059	298,767	$2,977,251
Class B	7	69	76	783	388	3,941	1,686	16,745
Class I	22,350	225,851	40,408	400,558	39,967	402,929	75,042	742,490
Class R6	4,041	40,838	6,657	65,956	5,555	56,006	6,829	67,750
	66,978	$697,187	146,893	$1,502,578	182,407	$1,848,935	382,324	$3,804,236
Shares reacquired
Class A	(295,334)	$(3,142,347)	(869,474)	$(9,008,758)	(666,531)	$(6,767,361)	(1,928,654)	$(19,235,698)
Class B	(1)	(5)	(11,250)	(115,944)	(8,080)	(82,098)	(103,732)	(1,030,570)
Class I	(188,976)	(1,909,543)	(419,004)	(4,149,079)	(312,820)	(3,158,006)	(744,965)	(7,349,930)
Class R6	(29,850)	(302,618)	(36,012)	(356,080)	(12,672)	(127,983)	(25,887)	(257,111)
	(514,161)	$(5,354,513)	(1,335,740)	$(13,629,861)	(1,000,103)	$(10,135,448)	(2,803,238)	$(27,873,309)
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Notes to Financial Statements (unaudited) - continued
	Alabama Fund − continued				Arkansas Fund − continued
	Six Months Ended 9/30/21		Year ended 3/31/21		Six Months Ended 9/30/21		Year ended 3/31/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net change
Class A	340,653	$3,615,424	617,055	$6,463,440	343,700	$3,508,005	572,413	$5,734,263
Class B	21	219	(11,118)	(114,571)	(7,425)	(75,433)	(102,045)	(1,013,820)
Class I	161,161	1,634,926	656,133	6,510,232	446,849	4,500,473	458,864	4,585,380
Class R6	109,717	1,110,204	171,273	1,702,162	164,499	1,661,079	238,457	2,365,421
	611,552	$6,360,773	1,433,343	$14,561,263	947,623	$9,594,124	1,167,689	$11,671,244
	California Fund				Georgia Fund
	Six Months Ended 9/30/21		Year ended 3/31/21		Six Months Ended 9/30/21		Year ended 3/31/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	4,198,508	$26,735,666	9,263,597	$56,858,716	501,542	$5,626,649	2,153,288	$23,431,274
Class B	—	—	6,109	36,322	—	—	1,720	19,028
Class C	165,856	1,061,105	331,823	2,043,410	—	—	—	—
Class I	2,096,109	21,679,286	5,015,906	50,096,437	187,498	1,903,381	893,306	8,869,763
Class R6	1,230,597	12,747,843	2,046,990	20,388,849	448,466	4,558,105	946,198	9,391,379
	7,691,070	$62,223,900	16,664,425	$129,423,734	1,137,506	$12,088,135	3,994,512	$41,711,444
Shares issued to shareholders in reinvestment of distributions
Class A	650,159	$4,136,101	1,454,022	$8,939,165	71,103	$796,059	172,056	$1,879,358
Class B	607	3,860	2,385	14,609	11	129	106	1,158
Class C	19,860	126,731	56,823	349,870	—	—	—	—
Class I	135,196	1,399,490	288,947	2,893,639	9,361	95,002	18,536	183,875
Class R6	53,333	551,783	95,889	960,117	17,859	181,346	32,960	327,184
	859,155	$6,217,965	1,898,066	$13,157,400	98,334	$1,072,536	223,658	$2,391,575
Shares reacquired
Class A	(4,239,777)	$(26,955,098)	(10,014,959)	$(61,231,526)	(541,256)	$(6,065,013)	(1,439,636)	$(15,729,981)
Class B	(19,558)	(124,045)	(81,102)	(496,959)	(360)	(4,041)	(20,236)	(220,870)
Class C	(467,759)	(2,976,569)	(1,238,317)	(7,676,240)	—	—	—	—
Class I	(1,723,970)	(17,830,004)	(3,091,054)	(30,841,866)	(78,070)	(794,902)	(377,938)	(3,758,413)
Class R6	(290,297)	(3,005,303)	(1,074,648)	(10,707,211)	(130,851)	(1,330,035)	(324,825)	(3,216,885)
	(6,741,361)	$(50,891,019)	(15,500,080)	$(110,953,802)	(750,537)	$(8,193,991)	(2,162,635)	$(22,926,149)
Net change
Class A	608,890	$3,916,669	702,660	$4,566,355	31,389	$357,695	885,708	$9,580,651
Class B	(18,951)	(120,185)	(72,608)	(446,028)	(349)	(3,912)	(18,410)	(200,684)
Class C	(282,043)	(1,788,733)	(849,671)	(5,282,960)	—	—	—	—
Class I	507,335	5,248,772	2,213,799	22,148,210	118,789	1,203,481	533,904	5,295,225
Class R6	993,633	10,294,323	1,068,231	10,641,755	335,474	3,409,416	654,333	6,501,678
	1,808,864	$17,550,846	3,062,411	$31,627,332	485,303	$4,966,680	2,055,535	$21,176,870
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Notes to Financial Statements (unaudited) - continued
	Maryland Fund				Massachusetts Fund
	Six Months Ended 9/30/21		Year ended 3/31/21		Six Months Ended 9/30/21		Year ended 3/31/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	523,778	$5,861,295	748,726	$8,176,687	863,610	$9,863,022	2,828,491	$31,436,735
Class B	—	—	—	—	—	—	2	16
Class I	646,789	6,545,767	1,182,143	11,649,152	1,927,433	19,309,973	6,985,927	68,377,630
Class R6	213,095	2,153,905	381,559	3,767,559	159,473	1,599,780	374,212	3,686,546
	1,383,662	$14,560,967	2,312,428	$23,593,398	2,950,516	$30,772,775	10,188,632	$103,500,927
Shares issued to shareholders in reinvestment of distributions
Class A	57,552	$643,905	147,949	$1,608,759	163,397	$1,868,168	418,434	$4,665,522
Class B	310	3,462	1,339	14,519	212	2,435	1,106	12,309
Class I	21,248	214,425	46,751	459,454	153,402	1,535,032	334,898	3,273,998
Class R6	7,719	77,903	11,143	109,801	11,266	112,824	21,410	209,473
	86,829	$939,695	207,182	$2,192,533	328,277	$3,518,459	775,848	$8,161,302
Shares reacquired
Class A	(395,047)	$(4,418,501)	(1,297,078)	$(14,071,079)	(1,126,215)	$(12,900,898)	(4,890,636)	$(54,442,822)
Class B	(4,528)	(50,568)	(39,879)	(434,264)	(6,108)	(70,106)	(58,521)	(652,728)
Class I	(321,052)	(3,238,117)	(486,840)	(4,781,146)	(1,086,124)	(10,880,876)	(3,356,896)	(32,679,010)
Class R6	(32,838)	(331,863)	(70,852)	(697,371)	(56,888)	(569,810)	(117,876)	(1,156,562)
	(753,465)	$(8,039,049)	(1,894,649)	$(19,983,860)	(2,275,335)	$(24,421,690)	(8,423,929)	$(88,931,122)
Net change
Class A	186,283	$2,086,699	(400,403)	$(4,285,633)	(99,208)	$(1,169,708)	(1,643,711)	$(18,340,565)
Class B	(4,218)	(47,106)	(38,540)	(419,745)	(5,896)	(67,671)	(57,413)	(640,403)
Class I	346,985	3,522,075	742,054	7,327,460	994,711	9,964,129	3,963,929	38,972,618
Class R6	187,976	1,899,945	321,850	3,179,989	113,851	1,142,794	277,746	2,739,457
	717,026	$7,461,613	624,961	$5,802,071	1,003,458	$9,869,544	2,540,551	$22,731,107
Effective June 1, 2019, purchases of each fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see each fund’s prospectus for details.
(6)  Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by each fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended September 30, 2021, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Commitment Fee	$169	$305	$1,110	$260	$207	$708
Interest Expense	—	—	—	—	—	—
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Notes to Financial Statements (unaudited) - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer of a fund may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the six months ended September 30, 2021, are as follows:
	Affiliated Issuer - MFS Institutional Money Market Portfolio
	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Alabama Fund	$1,877,374	$11,871,870	$13,394,359	$—	$—	$354,885
Arkansas Fund	1,447,457	21,921,266	19,919,835	—	—	3,448,888
California Fund	2,970,539	107,071,307	102,576,596	—	—	7,465,250
Georgia Fund	4,694,126	15,646,528	15,072,530	—	—	5,268,124
Maryland Fund	1,711,689	17,521,029	13,051,784	—	—	6,180,934
Massachusetts Fund	2,485,262	45,045,051	39,431,929	—	1	8,098,385
	Dividend Income	Capital Gain Distributions
Alabama Fund	$402	$—
Arkansas Fund	549	—
California Fund	2,412	—
Georgia Fund	704	—
Maryland Fund	766	—
Massachusetts Fund	1,207	—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of each fund's investments and each fund's performance.
94

Board Review of Investment Advisory Agreement
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2021 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2020 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Funds’ advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Funds, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS' institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed each Fund’s total return investment performance as well as its respective Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of each Fund’s Class I shares in comparison to the performance of funds in its respective Broadridge performance universe over the three-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. See below for a description of the performance information considered by the Trustees.
In assessing the reasonableness of each Fund’s advisory fee, the Trustees considered, among other information, each Fund’s advisory fee and the total expense ratio of each Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense groups based on information provided by Broadridge. The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations. See below for a description of the fee information considered by the Trustees.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to each Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to each Fund, as well as the more extensive regulatory burdens imposed on MFS in managing each Fund, in comparison to the relevant separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of each Fund in comparison to the relevant separate accounts.
95

Board Review of Investment Advisory Agreement - continued
The Trustees also considered whether each Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that each Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the information noted below, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Funds, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling each Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow each Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that each Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2021.
MFS Alabama Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for the three-year period ended December 31, 2020 and was in the 3rd quintile relative to the other funds in the universe for the one-year period ended December 31, 2020 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund began offering Class I shares on April 1, 2016; therefore, no performance data for Class I shares for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.
96

Board Review of Investment Advisory Agreement - continued
MFS Arkansas Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2020 and was in the 2nd quintile relative to the other funds in the universe for the one-year period ended December 31, 2020 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund began offering Class I shares on April 1, 2016; therefore, no performance data for Class I shares for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median. The Trustees also noted that MFS has agreed to implement an expense limitation for the Fund effective August 1, 2021, which may not be changed without the Trustees’ approval.
MFS California Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2020 and was in the 4th quintile relative to the other funds in the universe for the one-year period ended December 31, 2020 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund began offering Class I shares on April 1, 2016; therefore, no performance data for Class I shares for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
MFS Georgia Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2020 and was in the 4th quintile relative to the other funds in the universe for the one-year period ended December 31, 2020 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund began offering Class I shares on April 1, 2016; therefore, no performance data for Class I shares for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
97

Board Review of Investment Advisory Agreement - continued
MFS Maryland Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2020 and was in the 3rd quintile relative to the other funds in the universe for the one-year period ended December 31, 2020 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund began offering Class I shares on April 1, 2016; therefore, no performance data for Class I shares for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
MFS Massachusetts Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for the three-year period ended December 31, 2020 and was in the 3rd quintile relative to the other funds in the universe for the one-year period ended December 31, 2020 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund began offering Class I shares on April 1, 2016; therefore, no performance data for Class I shares for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
98

Statement Regarding Liquidity Risk Management Program
Each fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. Each fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of each fund. Liquidity risk is the risk that each fund could not meet requests to redeem shares issued by each fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage each fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted each fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in each fund may be subject, can be found in each fund's prospectus.
99

Proxy Voting Policies and Information
MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of each fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about each fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing each fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
100

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
September 30, 2021
MFS® Municipal Series Trust
For the states of:
Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee*, Virginia, and West Virginia
*Note: MFS Tennessee Municipal Bond Fund was terminated following its merger into MFS Municipal Intermediate Fund, another series of MFS Municipal Series Trust, effective as of the close of business October 1, 2021.
MSTB-SEM

MFS® Municipal Series Trust
For the states of: Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia, and West Virginia
Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
After having taken aggressive steps to cushion the economic and market fallout related to the virus, some global central banks have begun to recalibrate monetary policy. For example, the U.S. Federal Reserve has signaled it will likely taper its bond buying program before the end of 2021, which has helped push up Treasury yields, particularly on the short end of the yield curve. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year. Production and transportation bottlenecks and labor shortages stemming from the pandemic have fueled a rise in inflation, though Fed policymakers expect the price hikes will prove transitory.
Since midyear, global economic growth has moderated, with the spread of the Delta variant of the coronavirus and a regulatory crackdown in China featuring prominently. Stress in China's property development sector has also contributed to a slowdown there. Tightening global energy and raw materials supplies are a further concern for investors.
The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create value for investors over time.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
November 12, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
MFS Mississippi Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
General Obligations - General Purpose	22.8%
General Obligations - Schools	12.5%
Water & Sewer Utility Revenue	10.8%
Universities - Colleges	10.0%
Healthcare Revenue - Hospitals	7.7%
Composition including fixed income credit quality (a)(i)
AAA	5.0%
AA	46.7%
A	24.8%
BBB	10.8%
BB	1.8%
C	0.1%
D	1.7%
Not Rated	5.1%
Cash & Cash Equivalents	4.0%
Portfolio facts (i)
Average Duration (d)	6.1
Average Effective Maturity (m)	13.9 yrs.
Jurisdiction (i)
Mississippi	74.5%
Puerto Rico	6.1%
Massachusetts	2.5%
Illinois	1.5%
Guam	1.5%
New Jersey	1.2%
Tennessee	1.0%
South Carolina	1.0%
Alabama	0.8%
New York	0.8%
Maryland	0.7%
California	0.7%
Utah	0.6%
Michigan	0.5%
Iowa	0.5%
Pennsylvania	0.5%
Virginia	0.4%
Texas	0.4%
Connecticut	0.3%
Ohio	0.3%
Wisconsin	0.1%
Colorado	0.1%
Florida (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

Portfolio Composition - continued
MFS New York Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Universities - Colleges	13.6%
General Obligations - General Purpose	13.1%
Tax - Other	6.9%
Healthcare Revenue - Hospitals	6.7%
Water & Sewer Utility Revenue	6.4%
Composition including fixed income credit quality (a)(i)
AAA	6.9%
AA	27.6%
A	30.1%
BBB	16.2%
BB	4.1%
B	1.7%
CC	0.6%
C	0.2%
D	2.1%
Not Rated	10.2%
Cash & Cash Equivalents	0.3%
Portfolio facts (i)
Average Duration (d)	6.6
Average Effective Maturity (m)	16.9 yrs.
Jurisdiction (i)
New York	83.5%
Puerto Rico	6.6%
Guam	1.4%
New Jersey	1.4%
Illinois	1.2%
Tennessee	0.9%
Texas	0.6%
Michigan	0.6%
Florida	0.6%
Colorado	0.6%
Pennsylvania	0.6%
Ohio	0.5%
Maryland	0.5%
Alabama	0.3%
Wisconsin	0.3%
Indiana	0.1%
Mississippi (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2021.
The portfolio is actively managed and current holdings may be different.
3

Portfolio Composition - continued
MFS North Carolina Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Universities - Colleges	19.9%
State & Local Agencies	15.5%
General Obligations - General Purpose	10.6%
Healthcare Revenue - Hospitals	9.2%
Water & Sewer Utility Revenue	7.3%
Composition including fixed income credit quality (a)(i)
AAA	8.4%
AA	44.0%
A	21.6%
BBB	10.9%
BB	1.2%
C	0.1%
D	1.7%
Not Rated	9.4%
Cash & Cash Equivalents	2.7%
Portfolio facts (i)
Average Duration (d)	6.3
Average Effective Maturity (m)	14.7 yrs.
Jurisdiction (i)
North Carolina	80.4%
Puerto Rico	4.9%
Illinois	1.7%
Pennsylvania	1.5%
Guam	1.4%
Maryland	1.1%
California	1.0%
New York	0.8%
Virginia	0.8%
New Jersey	0.6%
Texas	0.6%
Ohio	0.5%
South Carolina	0.3%
Tennessee	0.3%
Alabama	0.3%
Connecticut	0.3%
Michigan	0.2%
Wisconsin	0.2%
Florida	0.1%
Washington DC	0.1%
Indiana	0.1%
Colorado	0.1%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts and disbursements.
Percentages are based on net assets as of September 30, 2021.
The portfolio is actively managed and current holdings may be different.
4

Portfolio Composition - continued
MFS Pennsylvania Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Healthcare Revenue - Hospitals	15.9%
Water & Sewer Utility Revenue	11.3%
General Obligations - Schools	10.4%
General Obligations - General Purpose	9.9%
Universities - Colleges	9.2%
Composition including fixed income credit quality (a)(i)
AAA	1.4%
AA	27.7%
A	43.3%
BBB	12.1%
BB	4.4%
B	1.1%
CC (o)	0.0%
C	0.1%
D	1.4%
Not Rated	5.8%
Cash & Cash Equivalents	2.7%
Portfolio facts (i)
Average Duration (d)	6.2
Average Effective Maturity (m)	15.4 yrs.
Jurisdiction (i)
Pennsylvania	85.1%
Puerto Rico	4.6%
Illinois	1.4%
California	0.9%
Maryland	0.7%
New Jersey	0.7%
Michigan	0.6%
Colorado	0.6%
Tennessee	0.6%
Guam	0.6%
Texas	0.4%
Alabama	0.3%
Ohio	0.3%
Wisconsin	0.2%
New York	0.2%
Indiana	0.1%
Florida (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2021.
The portfolio is actively managed and current holdings may be different.
5

Portfolio Composition - continued
MFS South Carolina Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
State & Local Agencies	12.7%
General Obligations - Schools	12.2%
Water & Sewer Utility Revenue	11.6%
Healthcare Revenue - Hospitals	11.0%
Utilities - Municipal Owned	8.9%
Composition including fixed income credit quality (a)(i)
AAA	6.6%
AA	35.2%
A	41.2%
BBB	6.2%
BB	1.7%
CC (o)	0.0%
C	0.2%
D	1.3%
Not Rated	7.4%
Cash & Cash Equivalents	0.2%
Portfolio facts (i)
Average Duration (d)	6.2
Average Effective Maturity (m)	14.6 yrs.
Jurisdiction (i)
South Carolina	81.4%
Puerto Rico	5.8%
Illinois	2.2%
New Jersey	1.6%
Pennsylvania	1.3%
Tennessee	1.1%
New York	0.9%
Guam	0.7%
Texas	0.6%
Utah	0.6%
Alabama	0.6%
Maryland	0.6%
California	0.5%
Ohio	0.3%
Virginia	0.3%
Nebraska	0.3%
Wisconsin	0.3%
Connecticut	0.2%
Michigan	0.2%
Colorado	0.1%
Washington DC	0.1%
Florida	0.1%
Indiana (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2021.
The portfolio is actively managed and current holdings may be different.
6

Portfolio Composition - continued
MFS Tennessee Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
General Obligations - General Purpose	13.3%
Healthcare Revenue - Hospitals	11.8%
Water & Sewer Utility Revenue	10.9%
Utilities – Municipal Owned	5.3%
State & Local Agencies	4.2%
Composition including fixed income credit quality (a)(i)
AAA	4.9%
AA	28.1%
A	18.4%
BBB	14.1%
BB	1.8%
C	0.1%
D	2.0%
Not Rated	6.8%
Cash & Cash Equivalents	23.8%
Portfolio facts (i)
Average Duration (d)	3.5
Average Effective Maturity (m)	11.8 yrs.
Jurisdiction (i)
Tennessee	52.0%
Puerto Rico	5.7%
Guam	2.4%
Pennsylvania	2.3%
Illinois	2.0%
New York	1.9%
Maryland	1.5%
Massachusetts	1.1%
New Jersey	1.1%
Alabama	1.0%
Delaware	0.9%
Washington DC	0.8%
Iowa	0.6%
Virginia	0.6%
South Carolina	0.4%
Connecticut	0.4%
Arizona	0.3%
Florida	0.3%
Virgin Islands	0.2%
Michigan	0.2%
Texas	0.2%
Wisconsin	0.1%
Ohio	0.1%
Mississippi	0.1%
Idaho (o)	0.0%
New Mexico (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2021.
The portfolio is actively managed and current holdings may be different.
7

Portfolio Composition - continued
MFS Virginia Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
General Obligations - General Purpose	14.6%
Healthcare Revenue - Hospitals	13.5%
State & Local Agencies	12.1%
Water & Sewer Utility Revenue	11.2%
Universities - Colleges	9.4%
Composition including fixed income credit quality (a)(i)
AAA	17.3%
AA	45.7%
A	12.2%
BBB	11.1%
BB	1.7%
B	0.3%
CC	0.1%
C	0.2%
D	1.6%
Not Rated	10.3%
Cash & Cash Equivalents	(0.5)%
Portfolio facts (i)
Average Duration (d)	6.1
Average Effective Maturity (m)	14.0 yrs.
Jurisdiction (i)
Virginia	76.8%
Washington DC	8.0%
Puerto Rico	6.6%
Illinois	1.4%
Tennessee	1.3%
New Jersey	0.9%
Pennsylvania	0.9%
New York	0.7%
Guam	0.7%
Maryland	0.7%
Texas	0.5%
Colorado	0.5%
California	0.3%
Alabama	0.3%
Wisconsin	0.3%
Ohio	0.3%
Iowa	0.1%
Michigan	0.1%
Indiana	0.1%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2021.
The portfolio is actively managed and current holdings may be different.
8

Portfolio Composition - continued
MFS West Virginia Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Healthcare Revenue - Hospitals	15.9%
Water & Sewer Utility Revenue	14.5%
General Obligations - General Purpose	13.1%
Universities - Colleges	10.3%
Miscellaneous Revenue - Other	7.3%
Composition including fixed income credit quality (a)(i)
AAA	2.3%
AA	32.7%
A	39.3%
BBB	8.7%
BB	1.6%
C	0.2%
D	1.8%
Not Rated	10.4%
Cash & Cash Equivalents	3.0%
Portfolio facts (i)
Average Duration (d)	5.7
Average Effective Maturity (m)	14.8 yrs.
Jurisdiction (i)
West Virginia	73.9%
Puerto Rico	7.4%
New Jersey	2.6%
Guam	1.9%
New York	1.5%
Virgin Islands	0.9%
Ohio	0.9%
Alabama	0.9%
Illinois	0.8%
South Carolina	0.8%
Maryland	0.8%
North Carolina	0.7%
Texas	0.7%
Utah	0.6%
Massachusetts	0.6%
Tennessee	0.5%
Virginia	0.5%
Michigan	0.4%
Wisconsin	0.2%
Pennsylvania	0.2%
Indiana	0.1%
Mississippi	0.1%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2021.
The portfolio is actively managed and current holdings may be different.
9

Expense Tables
Fund expenses borne by the shareholders during the period, April 1, 2021 through September 30, 2021
As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2021 through September 30, 2021.
Actual Expenses
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
MFS MISSISSIPPI MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/21	Ending Account Value 9/30/21	Expenses Paid During Period (p) 4/01/21-9/30/21
A	Actual	0.79%	$1,000.00	$1,012.82	$3.99
	Hypothetical (h)	0.79%	$1,000.00	$1,021.11	$4.00
B	Actual	1.44%	$1,000.00	$1,009.53	$7.25
	Hypothetical (h)	1.44%	$1,000.00	$1,017.85	$7.28
I	Actual	0.69%	$1,000.00	$1,012.31	$3.48
	Hypothetical (h)	0.69%	$1,000.00	$1,021.61	$3.50
R6	Actual	0.63%	$1,000.00	$1,012.61	$3.18
	Hypothetical (h)	0.63%	$1,000.00	$1,021.91	$3.19
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
10

Expense Tables - continued
MFS NEW YORK MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/21	Ending Account Value 9/30/21	Expenses Paid During Period (p) 4/01/21-9/30/21
A	Actual	0.83%	$1,000.00	$1,019.48	$4.20
	Hypothetical (h)	0.83%	$1,000.00	$1,020.91	$4.20
B	Actual	1.58%	$1,000.00	$1,014.79	$7.98
	Hypothetical (h)	1.58%	$1,000.00	$1,017.15	$7.99
C	Actual	1.58%	$1,000.00	$1,015.66	$7.98
	Hypothetical (h)	1.58%	$1,000.00	$1,017.15	$7.99
I	Actual	0.58%	$1,000.00	$1,020.91	$2.94
	Hypothetical (h)	0.58%	$1,000.00	$1,022.16	$2.94
R6	Actual	0.52%	$1,000.00	$1,021.22	$2.63
	Hypothetical (h)	0.52%	$1,000.00	$1,022.46	$2.64
MFS NORTH CAROLINA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/21	Ending Account Value 9/30/21	Expenses Paid During Period (p) 4/01/21-9/30/21
A	Actual	0.82%	$1,000.00	$1,013.90	$4.14
	Hypothetical (h)	0.82%	$1,000.00	$1,020.96	$4.15
B	Actual	1.57%	$1,000.00	$1,010.11	$7.91
	Hypothetical (h)	1.57%	$1,000.00	$1,017.20	$7.94
C	Actual	1.57%	$1,000.00	$1,009.25	$7.91
	Hypothetical (h)	1.57%	$1,000.00	$1,017.20	$7.94
I	Actual	0.57%	$1,000.00	$1,015.15	$2.88
	Hypothetical (h)	0.57%	$1,000.00	$1,022.21	$2.89
R6	Actual	0.50%	$1,000.00	$1,015.50	$2.53
	Hypothetical (h)	0.50%	$1,000.00	$1,022.56	$2.54
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
11

Expense Tables - continued
MFS PENNSYLVANIA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/21	Ending Account Value 9/30/21	Expenses Paid During Period (p) 4/01/21-9/30/21
A	Actual	0.72%	$1,000.00	$1,018.72	$3.64
	Hypothetical (h)	0.72%	$1,000.00	$1,021.46	$3.65
B	Actual	1.47%	$1,000.00	$1,015.85	$7.43
	Hypothetical (h)	1.47%	$1,000.00	$1,017.70	$7.44
I	Actual	0.62%	$1,000.00	$1,019.66	$3.14
	Hypothetical (h)	0.62%	$1,000.00	$1,021.96	$3.14
R6	Actual	0.55%	$1,000.00	$1,019.99	$2.79
	Hypothetical (h)	0.55%	$1,000.00	$1,022.31	$2.79
MFS SOUTH CAROLINA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/21	Ending Account Value 9/30/21	Expenses Paid During Period (p) 4/01/21-9/30/21
A	Actual	0.84%	$1,000.00	$1,012.75	$4.24
	Hypothetical (h)	0.84%	$1,000.00	$1,020.86	$4.26
B	Actual	1.59%	$1,000.00	$1,008.98	$8.01
	Hypothetical (h)	1.59%	$1,000.00	$1,017.10	$8.04
I	Actual	0.59%	$1,000.00	$1,014.14	$2.98
	Hypothetical (h)	0.59%	$1,000.00	$1,022.11	$2.99
R6	Actual	0.53%	$1,000.00	$1,014.47	$2.68
	Hypothetical (h)	0.53%	$1,000.00	$1,022.41	$2.69
MFS TENNESSEE MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/21	Ending Account Value 9/30/21	Expenses Paid During Period (p) 4/01/21-9/30/21
A	Actual	0.86%	$1,000.00	$1,017.25	$4.35
	Hypothetical (h)	0.86%	$1,000.00	$1,020.76	$4.36
I	Actual	0.61%	$1,000.00	$1,018.38	$3.09
	Hypothetical (h)	0.61%	$1,000.00	$1,022.01	$3.09
R6	Actual	0.54%	$1,000.00	$1,018.76	$2.73
	Hypothetical (h)	0.54%	$1,000.00	$1,022.36	$2.74
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
For the MFS Pennsylvania Municipal Bond Fund, changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.68%, $3.44, and $3.45 for Class A, 1.43%, $7.23, and $7.23 for Class B, 0.58%, $2.94, and $2.94 for Class I, and 0.52%, $2.63, and $2.64 for Class R6, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.
12

Expense Tables - continued
MFS VIRGINIA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/21	Ending Account Value 9/30/21	Expenses Paid During Period (p) 4/01/21-9/30/21
A	Actual	0.81%	$1,000.00	$1,013.29	$4.09
	Hypothetical (h)	0.81%	$1,000.00	$1,021.01	$4.10
B	Actual	1.56%	$1,000.00	$1,009.50	$7.86
	Hypothetical (h)	1.56%	$1,000.00	$1,017.25	$7.89
C	Actual	1.56%	$1,000.00	$1,009.49	$7.86
	Hypothetical (h)	1.56%	$1,000.00	$1,017.25	$7.89
I	Actual	0.56%	$1,000.00	$1,013.93	$2.83
	Hypothetical (h)	0.56%	$1,000.00	$1,022.26	$2.84
R6	Actual	0.49%	$1,000.00	$1,015.32	$2.48
	Hypothetical (h)	0.49%	$1,000.00	$1,022.61	$2.48
MFS WEST VIRGINIA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/21	Ending Account Value 9/30/21	Expenses Paid During Period (p) 4/01/21-9/30/21
A	Actual	0.87%	$1,000.00	$1,014.68	$4.39
	Hypothetical (h)	0.87%	$1,000.00	$1,020.71	$4.41
B	Actual	1.62%	$1,000.00	$1,011.85	$8.17
	Hypothetical (h)	1.62%	$1,000.00	$1,016.95	$8.19
I	Actual	0.62%	$1,000.00	$1,017.44	$3.14
	Hypothetical (h)	0.62%	$1,000.00	$1,021.96	$3.14
R6	Actual	0.54%	$1,000.00	$1,016.77	$2.73
	Hypothetical (h)	0.54%	$1,000.00	$1,022.36	$2.74
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
13

Portfolio of Investments
9/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Mississippi Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 94.9%
Airport Revenue – 1.1%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$115,000	$ 120,590
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	75,000	75,257
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2024	80,000	89,747
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2025	110,000	127,645
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2026	165,000	196,879
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2027	205,000	250,945
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	45,000	51,011
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	230,000	261,108
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	35,000	39,499
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	60,000	67,712
		$ 1,280,393
General Obligations - General Purpose – 22.6%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$220,000	$ 233,949
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	45,000	50,704
Chicago, IL, General Obligation Refunding Project, “A”, 5.25%, 1/01/2030	30,000	32,568
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	65,000	73,369
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	50,000	62,373
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	20,000	22,509
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	135,000	151,640
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	1,025,000	884,063
Jackson, MS, General Obligation Refunding, 5%, 3/01/2027	700,000	855,752
Jackson, MS, General Obligation Refunding, 5%, 3/01/2028	550,000	689,229
Mississippi Development Bank Special Obligation (Biloxi General Obligation), 4%, 3/01/2037	500,000	581,295
Mississippi Development Bank Special Obligation (City of Jackson, Mississippi General Obligation Capital City Convention Center Refunding Project), 5%, 3/01/2025	1,000,000	1,139,016
Mississippi Development Bank Special Obligation (Gulfport Public Improvement General Obligation), 4%, 9/01/2039	520,000	594,880
Mississippi Development Bank Special Obligation (Gulfport Public Improvement General Obligation), 4%, 9/01/2041	500,000	569,730
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	1,000,000	1,341,402
Mississippi Development Bank Special Obligation (Hattiesburg General Obligation Project), 4%, 2/01/2045	500,000	577,546
Mississippi Development Bank Special Obligation (Hattiesburg General Obligation), 5.25%, 2/01/2049	750,000	933,602
Mississippi Development Bank Special Obligation (Hattiesburg, Mississippi General Obligation), 4%, 2/01/2044	115,000	131,552
Mississippi Development Bank Special Obligation (Hinds County), 5%, 11/01/2032	500,000	611,967
Mississippi Development Bank Special Obligation (Hinds County), 4%, 11/01/2042	500,000	572,685
Mississippi Development Bank Special Obligation (Lauderdale County, Mississippi General Obligation Bond Project), 5%, 3/01/2028	300,000	374,250
Mississippi Development Bank Special Obligation (Lauderdale County, Mississippi General Obligation Bond Project), 5%, 3/01/2029	200,000	247,567
Mississippi Development Bank Special Obligation (Lauderdale County, Mississippi General Obligation Bond Project), 5%, 3/01/2031	200,000	245,521
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2031	1,000,000	1,211,353
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2032	1,000,000	1,211,145
Mississippi Development Bank Special Obligation (Vicksburg Sports Complex General Obligation Bond Project), BAM, 5%, 7/01/2048	1,000,000	1,206,472
Mississippi Development Bank Special Obligation (Warren County Public Improvement General Obligation), “B”, 5%, 9/01/2031	375,000	499,130
Mississippi General Obligation, “A”, 5%, 6/01/2031	1,000,000	1,306,482
Mississippi General Obligation, “B”, 3%, 10/01/2035	875,000	970,679
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	150,000	157,941
State of Illinois, General Obligation, 5.5%, 5/01/2039	150,000	189,654
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	130,000	163,872
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	190,000	243,088
14

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - General Purpose – continued
State of Mississippi, “A”, 5%, 10/01/2033	$1,000,000	$ 1,230,627
State of Mississippi, “A”, 5%, 11/01/2036	1,000,000	1,202,479
State of Mississippi, “B”, 5%, 12/01/2033	1,000,000	1,208,464
State of Mississippi, “B”, 4%, 10/01/2036	1,000,000	1,195,231
State of Mississippi, “B”, 4%, 10/01/2038	1,000,000	1,185,857
State of Mississippi, “D”, 4%, 12/01/2030	1,000,000	1,180,519
		$ 25,340,162
General Obligations - Schools – 12.3%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	$20,000	$ 23,912
Lamar County, MS, School District, 5%, 9/01/2031 (Prerefunded 9/01/2023)	1,095,000	1,193,957
Mississippi Development Bank Special Obligation (Canton Public School District), AGM, 5%, 12/01/2031	1,000,000	1,167,809
Mississippi Development Bank Special Obligation (Clinton Public School District), 4%, 4/01/2036	500,000	583,696
Mississippi Development Bank Special Obligation (Clinton Public School District), 4%, 4/01/2037	500,000	582,160
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2031	500,000	551,270
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2032	500,000	551,113
Mississippi Development Bank Special Obligation (Hinds County School District), 5%, 3/01/2043	450,000	549,692
Mississippi Development Bank Special Obligation (Jackson Public School District General Obligation), BAM, 4%, 10/01/2035	250,000	289,351
Mississippi Development Bank Special Obligation (Jackson Public School District Limited Tax Refunding Note Project), “B”, 5%, 10/01/2023	530,000	554,491
Mississippi Development Bank Special Obligation (Jackson Public School District), BAM, 5.25%, 10/01/2037	1,000,000	1,251,154
Mississippi Development Bank Special Obligation (Lafayette County School District General Obligation Bond Project), BAM, 5%, 4/01/2030	100,000	127,482
Mississippi Development Bank Special Obligation (Rankin County), 4%, 6/01/2043	750,000	850,633
Mississippi Development Bank Special Obligation (Vicksburg Warren School District General Obligation Project), BAM, 5%, 3/01/2048	1,500,000	1,837,266
Mississippi Development Bank Special Obligation, (Mississippi Gulf Coast Community College District Facilities Construction and Refinancing Project), 5%, 12/01/2026	515,000	622,233
Natchez-Adams, MS, School District Trust Certificates, 5%, 2/01/2025	470,000	535,632
Natchez-Adams, MS, School District Trust Certificates, 5%, 2/01/2026	145,000	169,910
Natchez-Adams, MS, School District Trust Certificates, 5%, 2/01/2030	1,245,000	1,580,163
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, 0%, 7/01/2035	1,020,000	788,229
		$ 13,810,153
Healthcare Revenue - Hospitals – 7.7%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	$10,000	$ 12,174
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	5,000	6,036
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	50,000	56,680
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	500,000	581,880
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	465,000	569,850
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 4%, 7/01/2041	535,000	607,881
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	20,000	20,088
Mississippi Hospital Equipment & Facilities Authority Refunding Rev. (Forrest County General Hospital Refunding Project), “A”, 5%, 1/01/2028	575,000	700,512
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	1,000,000	1,040,228
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2044 (Put Date 9/01/2025)	500,000	564,754
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	1,000,000	1,131,362
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2026	585,000	700,859
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “IV”, 5%, 10/01/2037	1,500,000	1,848,458
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	655,000	739,262
		$ 8,580,024
Industrial Revenue - Other – 0.7%
Jackson County, MS, Development Bank Special Obligation (Gomesa Project), 3.625%, 11/01/2036 (n)	$500,000	$ 493,977
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	290,000	335,402
		$ 829,379
15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Paper – 1.6%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/2022	$750,000	$ 772,354
Warren County, MS, Environmental Improvement Rev. (International Paper Co. Project), “B”, 1.6%, 8/01/2027 (Put Date 6/16/2025)	1,000,000	1,033,996
		$ 1,806,350
Miscellaneous Revenue - Other – 1.2%
Mississippi Development Bank Special Obligation (Itawamba Community College Capital Improvement Project), 5%, 10/01/2029	$280,000	$ 359,225
Mississippi Development Bank Special Obligation (Itawamba Community College Capital Improvement Project), 5%, 10/01/2030	720,000	929,658
		$ 1,288,883
Sales & Excise Tax Revenue – 6.3%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029 (w)	$5,000	$ 6,160
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030 (w)	5,000	6,248
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031 (w)	5,000	6,371
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036 (w)	30,000	34,602
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042 (w)	40,000	44,680
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	295,000	298,516
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	270,000	307,222
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	40,000	47,037
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	80,000	96,638
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	80,000	98,975
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	15,000	18,963
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	35,000	45,049
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	35,000	44,035
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	45,000	56,577
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	35,000	40,781
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	30,000	34,870
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	750,000	987,000
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2030	1,650,000	2,137,234
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	20,000	22,475
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	929,000	1,053,728
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	203,000	225,109
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	71,000	78,733
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	1,106
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	33,000	36,995
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	1,000	955
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	38,000	34,296
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	7,000	6,029
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	346,000	275,702
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	330,000	244,622
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	1,891,000	621,955
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	115,000	127,626
		$ 7,040,289
Single Family Housing - State – 5.0%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, GNMA, 4%, 11/15/2047	$310,000	$ 332,851
Iowa Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 4%, 7/01/2047	330,000	354,114
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	335,000	371,798
Mississippi Home Corp., Single Family Mortgage Rev., “A”, GNMA, 3%, 12/01/2050	1,485,000	1,610,047
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 2.875%, 12/01/2043	1,000,000	1,033,971
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 3%, 6/01/2051	1,000,000	1,089,131
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	370,000	395,790
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4.25%, 1/01/2050	375,000	413,080
		$ 5,600,782
State & Local Agencies – 5.8%
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	$25,000	$30,574
16

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	$25,000	$ 30,459
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	10,000	12,145
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	115,000	144,617
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	225,000	272,080
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/2029 (Prerefunded 1/01/2023)	500,000	529,876
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/2030 (Prerefunded 1/01/2023)	500,000	529,876
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), ETM, 5%, 1/01/2026 (Prerefunded 1/01/2023)	1,105,000	1,171,026
Mississippi Development Bank Special Obligation (Laurel Highway Refunding Project), “B”, 4%, 1/01/2022	735,000	741,787
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 5/01/2036	500,000	501,794
Mississippi Development Bank Special Obligation (Tupelo Public Improvement Rev. Project), 5%, 7/01/2049	1,500,000	1,851,077
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	100,000	119,396
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	210,000	261,276
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	280,000	313,527
		$ 6,509,510
Student Loan Revenue – 0.2%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$45,000	$ 47,361
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	110,000	112,956
		$ 160,317
Tax - Other – 3.8%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$455,000	$ 534,209
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	510,000	522,275
State of Mississippi, Gaming Tax Rev., “A”, 4%, 10/15/2038	1,000,000	1,141,741
State of Mississippi, Gaming Tax Rev., “E”, 5%, 10/15/2030	1,305,000	1,507,067
Triborough Bridge & Tunnel Authority, NY, Payroll Mobility Tax, ”C-3“, 3%, 5/15/2051	545,000	565,609
		$ 4,270,901
Tobacco – 0.3%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$70,000	$ 87,947
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	1,285,000	205,676
		$ 293,623
Toll Roads – 0.6%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$110,000	$ 123,203
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	85,000	94,748
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	160,000	166,370
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	310,000	320,843
		$ 705,164
Transportation - Special Tax – 1.7%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	$10,000	$ 10,138
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	555,000	614,885
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	255,000	265,752
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2038 (w)	30,000	34,490
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2039 (w)	65,000	74,493
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2040 (w)	60,000	68,588
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2041 (w)	55,000	62,713
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2029 (w)	30,000	36,853
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2030 (w)	25,000	31,197
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2031 (w)	40,000	50,692
17

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2032 (w)	$30,000	$ 38,727
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2033 (w)	40,000	51,265
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2034 (w)	35,000	44,609
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035 (w)	35,000	44,351
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2036 (w)	35,000	44,117
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037 (w)	20,000	25,095
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	60,000	74,707
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2050	40,000	49,492
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	165,000	196,207
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5.25%, 12/15/2021	55,000	55,547
		$ 1,873,918
Universities - Colleges – 10.0%
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	$920,000	$ 1,164,543
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AAC, 5.5%, 12/01/2023	470,000	498,427
Mississippi State University, Educational Building Corp. Refunding Rev. (Mississippi State University Facilities Refinancing), “A”, 4%, 8/01/2043	600,000	683,853
Mississippi State University, Educational Building Corp. Rev. (Campus Improvement Project), 5%, 11/01/2031	500,000	581,896
Mississippi State University, Educational Building Corp. Rev. (Mississippi State University Refunding and Improvements Project), 5.25%, 8/01/2038 (Prerefunded 8/01/2023)	1,000,000	1,091,946
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 4%, 6/01/2047	1,000,000	1,103,615
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 5%, 6/01/2047	1,250,000	1,479,702
University of Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 10/01/2028	115,000	145,333
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), 5%, 9/01/2034	1,480,000	1,753,218
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 3/01/2028	745,000	849,383
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 9/01/2035	1,515,000	1,791,097
		$ 11,143,013
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$120,000	$ 123,000
Utilities - Investor Owned – 0.4%
Mississippi Business Finance Corp. Refunding Rev. (System Energy Resources, Inc. Project), 2.375%, 6/01/2044	$500,000	$ 493,795
Utilities - Municipal Owned – 2.7%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	$315,000	$ 348,287
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	75,000	82,430
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	85,000	93,000
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), AGM, 5%, 3/01/2035	500,000	583,990
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	240,000	234,600
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	35,000	34,212
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2022 (a)(d)	20,000	19,625
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	10,000	9,813
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	90,000	88,312
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	10,000	9,750
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	90,000	88,087
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	150,000	146,625
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	15,000	15,000
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	80,000	79,998
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	50,000	48,000
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	10,000	10,011
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2022 (a)(d)	40,000	39,150
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	40,000	39,100
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	5,000	4,888
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	120,000	117,300
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2024	500,000	525,011
18

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	$60,000	$ 59,999
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	105,000	113,581
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	10,874
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	9,825
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	14,719
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	60,000	57,975
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	65,000	63,781
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	20,000	19,625
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	60,000	58,875
		$ 3,026,443
Utilities - Other – 0.1%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	$95,000	$ 99,232
Water & Sewer Utility Revenue – 10.7%
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	$30,000	$ 33,879
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	145,000	162,089
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	30,000	32,726
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	30,000	32,435
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	120,000	144,640
Jackson County, MS, Utility Authority Rev. (Water and Wastewater Treatment System), AGM, 5%, 9/01/2040	2,000,000	2,294,685
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	25,000	27,988
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	30,000	33,481
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	15,000	16,775
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	35,000	39,071
Mississippi Development Bank Special Obligation (Diamondhead Water & Sewer District), 4%, 7/01/2033	200,000	241,320
Mississippi Development Bank Special Obligation (Diamondhead Water & Sewer District), 4%, 7/01/2035	405,000	485,694
Mississippi Development Bank Special Obligation (Diamondhead Water & Sewer District), 4%, 7/01/2037	545,000	649,085
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	750,000	842,842
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), “A”, AGM, 5%, 9/01/2023	1,220,000	1,224,135
Mississippi Development Bank Special Obligation (Meridian Combined Water and Sewer Rev. Project), BAM, 4%, 7/01/2045	1,305,000	1,516,680
Mississippi Development Bank Special Obligation (Meridian Combined Water and Sewer Rev. Project), BAM, 4%, 7/01/2050	1,500,000	1,731,216
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2043 (Prerefunded 1/01/2028)	1,000,000	1,248,985
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2048 (Prerefunded 1/01/2028)	1,000,000	1,248,985
		$ 12,006,711
Total Municipal Bonds (Identified Cost, $99,703,562)		$106,282,042
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$161,000	$ 143,395
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	300,000	93,477
Total Bonds (Identified Cost, $246,091)		$ 236,872
Investment Companies (h) – 2.9%
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 0.04% (v) (Identified Cost, $3,283,206)	3,283,206	$ 3,283,206
Other Assets, Less Liabilities – 2.0%		2,263,815
Net Assets – 100.0%		$112,065,935
See Portfolio Footnotes and Notes to Financial Statements
19

Portfolio of Investments (unaudited) – continued
MFS New York Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.4%
Airport Revenue – 2.7%
Albany County, NY, Airport Authority Rev., “A”, 5%, 12/15/2043	$1,500,000	$ 1,825,315
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	245,000	256,910
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	170,000	170,583
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2040	1,500,000	1,696,908
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2028	650,000	719,830
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2029	500,000	553,715
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2035	1,000,000	1,237,643
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2038	1,000,000	1,227,949
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	102,021
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	15,000	17,029
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	90,283
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	130,000	146,710
		$ 8,044,896
General Obligations - General Purpose – 13.0%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$615,000	$ 653,993
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/2025	45,000	45,470
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	2,935,000	2,531,437
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	165,000	166,148
Nassau County, NY, General Improvement, “B”, 5%, 4/01/2023	1,820,000	1,950,612
Nassau County, NY, General Improvement, “B”, AGM, 5%, 7/01/2035	2,175,000	2,677,848
Nassau County, NY, General Improvement, “B”, AGM, 5%, 7/01/2037	3,000,000	3,684,089
New York, NY, “B-1”, 5%, 12/01/2041	3,000,000	3,604,498
New York, NY, “D-1”, 5%, 12/01/2038	2,000,000	2,482,400
New York, NY, “J”, FGIC, 5.5%, 2/15/2026	5,000	5,020
New York, NY, General Obligation, “A”, 3%, 3/15/2035	3,000,000	3,387,135
New York, NY, General Obligation, “F-1”, 5%, 4/01/2043	3,000,000	3,617,051
Oyster Bay, NY, Public Improvement Rev., AGM, 4%, 3/01/2026	350,000	398,761
Oyster Bay, NY, Public Improvement Rev., AGM, 4%, 3/01/2027	2,550,000	2,954,779
Oyster Bay, NY, Public Improvement Rev., AGM, 4%, 3/01/2028	850,000	1,000,815
Poughkeepsie, NY, Dutchess County Public Improvement, 5%, 6/01/2031	635,000	724,677
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	115,000	121,088
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AAC, 5.45%, 7/01/2030	270,000	278,448
State of Illinois, General Obligation, 5.5%, 5/01/2039	215,000	271,838
State of Illinois, General Obligation, 5.75%, 5/01/2045	200,000	253,125
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	335,000	422,285
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	490,000	626,912
Suffolk County, NY, Public Improvement, “A”, BAM, 3%, 6/15/2032	4,000,000	4,363,336
Yonkers, NY, General Obligation, “A”, AGM, 5%, 2/15/2033	300,000	390,681
Yonkers, NY, General Obligation, “A”, AGM, 5%, 2/15/2034	300,000	389,000
Yonkers, NY, School District, “B”, AGM, 5%, 2/15/2033	360,000	468,817
Yonkers, NY, School District, “B”, AGM, 5%, 2/15/2034	380,000	492,734
		$ 37,962,997
General Obligations - Schools – 1.4%
Cayuga, NY, Moravia Central School District, Onondaga & Tompkins Counties Anticipation Notes, 1.25%, 6/30/2022	$4,000,000	$ 4,030,552
Healthcare Revenue - Hospitals – 6.6%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2026	$450,000	$ 517,811
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2027	300,000	344,478
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2029	590,000	676,027
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems, Inc. Project), 4%, 7/01/2041	1,500,000	1,662,224
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems, Inc. Project), “A”, 5%, 7/01/2044 (Prerefunded 7/01/2024)	1,000,000	1,126,176
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 5%, 11/01/2037	2,000,000	2,296,130
20

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	$1,250,000	$ 1,531,854
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	40,000	40,176
Monroe County, NY, Industrial Development Corp. Rev. (Rochester General Hospital Project), 5%, 12/01/2046	2,000,000	2,280,244
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/2032	1,000,000	1,112,844
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	170,000	194,170
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 8/01/2043	1,000,000	1,139,156
New York Dormitory Authority Rev. (Montefiore Obligated Group), “A”, 4%, 9/01/2045	1,500,000	1,690,177
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035 (n)	800,000	952,924
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 4%, 12/01/2037	1,000,000	1,148,342
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 4%, 12/01/2038	1,000,000	1,145,684
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039	1,290,000	1,424,214
Westchester County, NY, Health Care Corp. Rev., “B”, “C-2”, 6%, 11/01/2030	130,000	130,492
		$ 19,413,123
Healthcare Revenue - Long Term Care – 1.9%
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d/b/a/ Jefferson's Ferry Project), 5.25%, 11/01/2036	$1,000,000	$ 1,189,723
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d/b/a/ Jefferson's Ferry Project), “A”, 4%, 11/01/2045	2,000,000	2,236,560
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Orchard Park CCRC, Inc. Project), 5%, 11/15/2037	750,000	841,572
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Kendal at Ithaca, Inc. Project), “A”, 5%, 7/01/2044	915,000	998,102
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	255,000	251,790
		$ 5,517,747
Industrial Revenue - Airlines – 3.1%
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 3%, 8/01/2031	$1,500,000	$ 1,604,522
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	1,000,000	1,001,994
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	1,000,000	1,257,031
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2034	1,000,000	1,196,578
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2036	2,000,000	2,388,791
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4.375%, 10/01/2045	1,500,000	1,736,948
		$ 9,185,864
Industrial Revenue - Environmental Services – 0.4%
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	$1,000,000	$ 1,048,077
Industrial Revenue - Other – 0.8%
Onondaga County, NY, Industrial Development Agency Sewer Facilities Rev. (Bristol-Meyers Squibb Co. Project), 5.75%, 3/01/2024	$1,000,000	$ 1,123,733
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	200,000	206,578
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032 (n)	339,085	364,271
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	495,000	572,496
		$ 2,267,078
Industrial Revenue - Paper – 0.3%
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 4.5%, 1/01/2025 (n)	$885,000	$ 946,877
Miscellaneous Revenue - Other – 5.5%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$205,000	$ 219,619
New York City Convention Center Development Corp., Capital Appreciation, “B”, AGM, 0%, 11/15/2043	680,000	386,074
21

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – continued
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	$1,940,000	$ 2,124,048
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040 (n)	1,500,000	1,671,308
New York Liberty Development Corp., Liberty Rev. (4 World Trade Center Project), 5%, 11/15/2044	1,000,000	1,005,566
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,665,000	1,698,537
New York, NY, Industrial Development Agency Pilot Refunding Rev., (Queens Stadium Project), “A”, AGM, 5%, 1/01/2029	1,250,000	1,586,238
New York, NY, Industrial Development Agency Pilot Refunding Rev., (Queens Stadium Project), “A”, AGM, 5%, 1/01/2030	1,500,000	1,940,168
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	3,000,000	3,086,059
New York, NY, Trust for Cultural Resources Refunding Rev. (Carnegie Hall), 5%, 12/01/2038	250,000	313,865
New York, NY, Trust for Cultural Resources Refunding Rev. (Carnegie Hall), 5%, 12/01/2039	250,000	312,687
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	750,000	729,863
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	1,000,000	965,340
		$ 16,039,372
Multi-Family Housing Revenue – 3.0%
New York Housing Finance Agency Affordable Housing Rev. (Climate Bond), “B”, 3.7%, 11/01/2038	$1,450,000	$ 1,564,199
New York Housing Finance Agency Affordable Housing Rev. (Climate Bond), “I”, 4%, 11/01/2043	1,015,000	1,108,909
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “E”, 3.5%, 2/15/2048	106,740	107,972
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	750,000	775,479
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “A-3-A”, 3.8%, 11/01/2039	2,000,000	2,167,708
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “C-1-A”, 3.95%, 11/01/2048	2,810,000	3,025,356
		$ 8,749,623
Port Revenue – 3.9%
Port Authority of NY & NJ (205th Series), 5%, 11/15/2042	$2,000,000	$ 2,432,455
Port Authority of NY & NJ (211th Series), 4%, 9/01/2043	2,000,000	2,311,844
Port Authority of NY & NJ (220th Series), 5%, 11/01/2044	3,000,000	3,668,836
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	2,000,000	2,292,738
Port Authority of NY & NJ (226th Series), 5%, 10/15/2032	500,000	655,424
		$ 11,361,297
Sales & Excise Tax Revenue – 3.4%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029 (w)	$20,000	$ 24,639
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030 (w)	15,000	18,745
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031 (w)	20,000	25,484
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036 (w)	80,000	92,272
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042 (w)	105,000	117,285
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	750,000	853,395
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	110,000	129,352
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	235,000	283,875
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	210,000	259,809
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	45,000	56,890
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	105,000	135,147
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	95,000	119,524
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	130,000	163,445
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	55,000	64,085
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	40,000	46,493
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	60,000	69,893
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	63,000	70,797
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	2,186,000	2,479,492
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	567,000	628,753
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	210,000	232,872
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	4,000	4,423
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	90,000	100,896
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	7,000	6,682
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	103,000	92,960
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	17,000	14,641
22

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	$942,000	$ 750,611
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	904,000	670,117
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	5,509,000	1,811,925
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	440,000	488,307
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	100,000	104,332
		$ 9,917,141
Secondary Schools – 2.7%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), “A”, 5%, 6/01/2035	$1,000,000	$ 1,108,976
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2025	220,000	244,177
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2029	320,000	368,072
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2036	400,000	450,747
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	750,000	773,535
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2031 (n)	350,000	387,524
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2041 (n)	610,000	667,426
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2051 (n)	735,000	791,288
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2056 (n)	530,000	568,290
Build NYC Resource Corp. Rev. (Packer Collegiate Institute Project), 5%, 6/01/2040	675,000	745,561
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2034	450,000	509,066
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2035	500,000	564,776
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2036	645,000	727,338
		$ 7,906,776
Single Family Housing - State – 2.0%
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	$895,000	$ 993,312
New York Mortgage Agency Homeowner Mortgage Rev., 4%, 10/01/2037	2,110,000	2,271,851
New York Mortgage Agency Rev., “212”, AMT, 3.7%, 10/01/2033	335,000	343,352
New York Mortgage Agency Rev., “217”, 3.625%, 4/01/2039	355,000	384,202
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4.25%, 1/01/2050	1,020,000	1,123,577
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, FNMA, 4.75%, 1/01/2049	690,000	768,774
		$ 5,885,068
State & Local Agencies – 6.2%
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.83% (LIBOR - 3mo. + 0.75%), 6/01/2037	$1,430,000	$ 1,375,783
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	30,000	35,609
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	15,000	19,340
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2033	10,000	12,871
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	10,000	11,826
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	35,000	41,298
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	30,000	35,278
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	30,000	35,139
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2038	45,000	52,530
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	25,000	28,988
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	265,000	316,400
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	615,000	765,164
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 3%, 3/15/2042	2,500,000	2,655,710
New York Dormitory Authority Rev., State Personal Income Tax, “A” (Group C), 5%, 2/15/2037	1,000,000	1,197,702
New York Dormitory Authority Rev., State Personal Income Tax, “D”, 5%, 2/15/2040	830,000	844,014
New York State Thruway Authority, Personal Income Tax Rev., “A-1”, 4%, 3/15/2038	4,000,000	4,722,767
New York Urban Development Corp., State Personal Income Tax Rev., “C”, 5%, 3/15/2034	2,000,000	2,443,619
New York, NY, Transitional Finance Authority Building Aid Rev., “S-3”, 5%, 7/15/2043	3,000,000	3,683,984
		$ 18,278,022
23

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – 6.8%
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, “B”, 0%, 1/01/2045	$2,000,000	$ 773,401
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	190,000	219,952
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	100,000	115,595
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	300,000	341,722
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2/15/2042	2,000,000	2,358,505
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, Unrefunded Balance, 5.75%, 2/15/2047	970,000	974,086
New York, NY, City Transitional Finance Authority Rev., “A-3”, 4%, 8/01/2043	3,000,000	3,403,124
New York, NY, City Transitional Finance Authority Rev., “B-1”, 5%, 8/01/2038	1,175,000	1,457,056
New York, NY, City Transitional Finance Authority Rev., “B-1”, 4%, 8/01/2042	2,000,000	2,272,091
New York, NY, City Transitional Finance Authority Rev., “E-1”, 5%, 2/01/2035	2,300,000	2,764,649
New York, NY, City Transitional Finance Authority Rev., “E-1”, 5%, 2/01/2043	2,500,000	2,980,584
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	350,000	358,424
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	425,000	452,282
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	1,215,000	1,324,319
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	165,000	186,486
		$ 19,982,276
Tobacco – 2.4%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-3”, 6.25%, 6/01/2037 (Prerefunded 6/01/2022)	$765,000	$ 795,693
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	180,000	226,149
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	3,650,000	584,217
New York Counties Tobacco Trust II, 5.625%, 6/01/2035	35,000	35,134
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5%, 6/01/2032	750,000	773,315
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B-1”, 4%, 6/01/2050	2,000,000	2,258,704
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	1,000,000	1,186,783
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2036	1,000,000	1,184,995
		$ 7,044,990
Toll Roads – 2.9%
Buffalo & Fort Erie, NY, Public Bridge Authority Toll System Rev., 5%, 1/01/2042	$1,000,000	$ 1,182,519
Buffalo & Fort Erie, NY, Public Bridge Authority Toll System Rev., 5%, 1/01/2047	1,000,000	1,181,269
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5.25%, 1/01/2056	2,000,000	2,329,201
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	205,000	229,605
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	170,000	189,496
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 1/01/2028 (Prerefunded 1/01/2022)	1,000,000	1,011,836
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 4%, 11/15/2054	2,000,000	2,313,175
		$ 8,437,101
Transportation - Special Tax – 4.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NPFG, 4.75%, 7/01/2038	$395,000	$ 399,987
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	275,000	276,914
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	25,000	25,346
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	1,255,000	1,390,416
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NPFG, 5%, 7/01/2038	40,000	40,553
Metropolitan Transportation Authority Refunding Rev., NY (Climate Bond Certified), “A-2”, AGM, 5%, 11/15/2044	3,000,000	3,651,882
Metropolitan Transportation Authority Refunding Rev., NY (Climate Bond Certified), “C-1”, 4%, 11/15/2037	1,000,000	1,129,589
Metropolitan Transportation Authority Refunding Rev., NY (Climate Bond Certified), “E”, 5%, 11/15/2033	2,000,000	2,507,652
Metropolitan Transportation Authority, NY, Transportation Rev., “A-2”, FLR, 0.834% (67% of SOFR + 0.8%), 11/01/2032 (Put Date 4/01/2026)	1,500,000	1,517,861
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2038 (w)	85,000	97,720
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2039 (w)	170,000	194,827
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2040 (w)	160,000	182,901
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2041 (w)	140,000	159,633
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2029 (w)	75,000	92,131
24

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2030 (w)	$70,000	$ 87,351
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2031 (w)	105,000	133,067
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2032 (w)	75,000	96,817
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2033 (w)	100,000	128,162
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2034 (w)	95,000	121,082
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035 (w)	90,000	114,046
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2036 (w)	95,000	119,747
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037 (w)	45,000	56,464
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	155,000	192,994
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2050	105,000	129,918
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	185,000	230,171
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	185,000	225,897
		$ 13,303,128
Universities - Colleges – 13.5%
Albany, NY, Capital Resource Corp. Rev. (Albany College of Pharmacy Project), “A”, 5%, 12/01/2033	$125,000	$ 137,591
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	1,080,000	1,217,503
Build NYC Resource Corp. Rev. (Manhattan College Project), 5%, 8/01/2047	2,000,000	2,363,202
Dobbs Ferry, NY, Local Development Corp. (Mercy College Project), 5%, 7/01/2039	1,000,000	1,098,872
Dutchess County, NY, Local Development Corp. Rev. (Vassar College Project), 5%, 7/01/2042	1,500,000	1,809,927
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2047	2,000,000	2,403,099
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), “A”, 3%, 7/01/2051	3,000,000	3,149,394
Hempstead, NY, Local Development Corp. Rev. (Molloy College Project), 5%, 7/01/2036	675,000	787,958
Hempstead, NY, Local Development Corp. Rev. (Molloy College Project), 5%, 7/01/2038	480,000	557,975
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “B”, 5.25%, 4/01/2029	1,325,000	1,694,191
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 5%, 7/01/2030	1,000,000	1,155,466
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 5%, 7/01/2037	1,000,000	1,214,639
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 4%, 7/01/2050	2,000,000	2,306,559
New York Dormitory Authority Rev. (Columbia University), “B”, 5%, 10/01/2038	1,000,000	1,240,072
New York Dormitory Authority Rev. (New York University), “A”, 4%, 7/01/2041	1,500,000	1,709,538
New York Dormitory Authority Rev. (St. John's University), “A”, 4%, 7/01/2033	1,000,000	1,218,632
New York Dormitory Authority Rev. (St. John's University), “A”, 4%, 7/01/2034	500,000	607,036
New York Dormitory Authority Rev. (Teachers College), 4%, 7/01/2038 (w)	375,000	433,136
New York Dormitory Authority Rev. (Teachers College), 5%, 7/01/2039 (w)	425,000	528,983
New York Dormitory Authority Rev. (Teachers College), 4%, 7/01/2040 (w)	785,000	898,656
New York Dormitory Authority Rev. (Teachers College), 5%, 7/01/2041 (w)	800,000	990,797
New York Dormitory Authority Rev., Non-State Supported Debt, “A”, 5%, 7/01/2037 (Prerefunded 7/01/2022)	3,000,000	3,108,494
New York Dormitory Authority Rev., Non-State Supported Debt, “A”, 5%, 7/01/2039	2,000,000	2,549,082
Oneida County, NY, Local Development Corp. Rev. (Hamilton College Project), 5%, 7/01/2051	750,000	1,130,835
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	80,000	81,060
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	135,000	137,025
Schenectady County, NY, Capital Resource Corp. Tax-Exempt Rev. (Union College Project), 5%, 1/01/2047	2,000,000	2,362,538
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), “B”, 5%, 9/01/2038 (w)	100,000	123,243
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), “B”, 5%, 9/01/2039 (w)	200,000	245,813
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), “B”, 5%, 9/01/2040 (w)	150,000	183,639
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), “B”, 5%, 9/01/2041 (w)	100,000	122,078
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Ithaca College Project), “A”, 5%, 7/01/2041	1,000,000	1,211,711
Troy, NY, Capital Resource Corp. Rev. (Rensselaer Polytechnic Institute Project), 4%, 9/01/2033	100,000	118,681
Troy, NY, Capital Resource Corp. Rev. (Rensselaer Polytechnic Institute Project), 4%, 9/01/2035	500,000	591,580
		$ 39,489,005
Universities - Dormitories – 2.3%
Amherst, NY, Development Corporation, Student Housing Facility Refunding Rev. (UBF Facility/Student Housing Corp./Greiner and Hadley Projects at SUNY Buffalo), “A”, AGM, 5%, 10/01/2045	$1,000,000	$ 1,179,701
New York Dormitory Authority Rev. (State University Dormitory Facilities), “A”, 5%, 7/01/2037	3,000,000	3,108,493
25

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – continued
Onondaga County, NY, Trust for Cultural Resources Rev. (Abby Lane Housing Corp. Project), 5%, 5/01/2040	$1,000,000	$ 1,148,965
Westchester County, NY, Local Development Corp. Rev. (Purchase Housing Corp. II Project), 5%, 6/01/2042	1,250,000	1,408,268
		$ 6,845,427
Utilities - Cogeneration – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$540,000	$ 553,500
Utilities - Municipal Owned – 1.9%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$155,000	$ 170,355
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	180,000	196,942
Long Island, NY, Power Authority, Electric System General Rev., 5%, 9/01/2035	1,000,000	1,225,156
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	675,000	659,812
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	100,000	97,750
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2022 (a)(d)	50,000	49,063
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	25,000	24,531
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	250,000	245,312
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	25,000	24,375
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	265,000	259,369
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	430,000	420,325
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	140,000	134,400
Puerto Rico Electric Power Authority Rev., “RR”, NPFG, 5%, 7/01/2022	885,000	897,236
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2022 (a)(d)	115,000	112,556
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	110,000	107,525
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	20,000	19,550
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	345,000	337,237
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	30,000	32,621
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	20,000	19,650
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	50,000	49,063
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	170,000	164,263
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	180,000	176,625
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	55,000	53,969
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	170,000	166,813
		$ 5,644,498
Utilities - Other – 0.6%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	$1,085,000	$ 1,652,580
Water & Sewer Utility Revenue – 6.4%
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	$215,000	$ 247,693
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	270,000	310,741
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	750,000	859,837
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	345,000	415,841
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	100,000	112,379
New York Environmental Facilities Corp., Clean Water & Drinking Water Rev. (New York City Municipal Water Finance Authority Project), “B”, 5%, 6/15/2043	3,500,000	4,313,767
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., 4%, 6/15/2041	3,000,000	3,500,334
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “BB”, 5%, 6/15/2046	1,000,000	1,200,240
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “DD”, 5%, 6/15/2029	1,325,000	1,721,997
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “DD”, 5%, 6/15/2034	2,000,000	2,158,654
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “DD”, 5%, 6/15/2037	3,000,000	3,742,726
		$ 18,584,209
Total Municipal Bonds (Identified Cost, $268,846,474)		$288,091,224
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$415,000	$369,620
26

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	$1,000,000	$ 311,589
Total Bonds (Identified Cost, $710,166)		$ 681,209
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 0.04% (v) (Identified Cost, $4,014,324)	4,014,324	$ 4,014,324
Other Assets, Less Liabilities – (0.0)%		(86,257)
Net Assets – 100.0%		$292,700,500
See Portfolio Footnotes and Notes to Financial Statements
27

Portfolio of Investments (unaudited) – continued
MFS North Carolina Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.9%
Airport Revenue – 5.4%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2032	$1,245,000	$ 1,399,238
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2039	1,000,000	1,252,763
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2038	1,155,000	1,334,105
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2038	1,500,000	1,768,484
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2039	1,700,000	1,998,618
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2040	2,000,000	2,341,821
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2041	1,500,000	1,751,193
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2042	1,000,000	1,196,812
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2047	2,000,000	2,378,734
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2049	2,500,000	3,052,740
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	440,000	461,390
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	305,000	306,045
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2034	1,150,000	1,452,825
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2035	1,000,000	1,260,380
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2036	1,000,000	1,256,061
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2036	2,000,000	2,402,846
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2037	2,000,000	2,405,229
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,445,000	1,683,277
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	175,000	198,374
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	195,000	221,374
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	150,000	169,281
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	240,000	270,849
		$ 30,562,439
General Obligations - General Purpose – 10.5%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$1,030,000	$ 1,095,305
Charlotte, NC, General Obligation, “A”, 5%, 6/01/2026	8,000,000	9,641,676
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	315,000	355,556
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	235,000	293,152
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	85,000	95,661
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	665,000	746,968
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	5,015,000	4,325,437
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	675,000	681,478
Durham County, NC, General Obligation Refunding, 4%, 6/01/2036	500,000	595,351
Durham County, NC, General Obligation Refunding, 4%, 6/01/2037	450,000	534,375
Durham County, NC, General Obligation Refunding, 4%, 6/01/2039	650,000	768,396
Forsyth, NC, General Obligation, “A”, 5%, 4/01/2033	2,500,000	3,323,650
Forsyth, NC, General Obligation, “A”, 4%, 4/01/2034	5,100,000	6,282,542
Gaston County, NC, Rev., 5%, 4/01/2033	675,000	846,203
Gaston County, NC, Rev., 5%, 4/01/2035	610,000	764,246
Granville County, NC, 5%, 10/01/2034	675,000	843,589
Granville County, NC, 5%, 10/01/2035	690,000	861,116
Holly Springs, NC, General Obligation Public Improvement, 5%, 6/01/2029	1,460,000	1,898,406
Holly Springs, NC, General Obligation Public Improvement, 5%, 6/01/2030	1,385,000	1,839,714
Holly Springs, NC, General Obligation Public Improvement, 5%, 6/01/2031	1,490,000	2,022,122
Holly Springs, NC, General Obligation Public Improvement, 4%, 6/01/2032	1,500,000	1,873,820
Lee County, NC, Limited Obligation, 3.25%, 5/01/2035	1,000,000	1,090,771
Lee County, NC, Limited Obligation, 4%, 5/01/2036	500,000	584,175
Lee County, NC, Limited Obligation, 4%, 5/01/2037	855,000	996,592
North Carolina General Obligation Refunding, “A”, 5%, 6/01/2023	1,000,000	1,079,810
North Carolina Public Improvement General Obligation (Connect NC), “A”, 5%, 6/01/2030	4,790,000	6,348,642
North Carolina Public Improvement General Obligation (Connect NC), “B”, 5%, 6/01/2030	1,625,000	2,097,895
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	625,000	658,086
Randolph County, NC, 4%, 10/01/2037	1,045,000	1,236,014
Randolph County, NC, 4%, 10/01/2038	500,000	589,222
28

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - General Purpose – continued
Randolph County, NC, 4%, 10/01/2039	$500,000	$ 587,813
State of Illinois, General Obligation, 5.5%, 5/01/2039	375,000	474,136
State of Illinois, General Obligation, 5.75%, 5/01/2045	350,000	442,968
State of Illinois, General Obligation, “A”, 5%, 3/01/2028	465,000	569,889
State of Illinois, General Obligation, “A”, 5%, 3/01/2029	705,000	875,344
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	645,000	813,057
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	935,000	1,196,250
		$ 59,329,427
Healthcare Revenue - Hospitals – 9.1%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$555,000	$ 623,462
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2036	3,000,000	3,738,338
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2040	3,000,000	3,462,700
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	40,000	48,694
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	20,000	24,143
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	255,000	289,067
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	85,000	85,375
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2036 (Prerefunded 10/01/2027)	1,500,000	1,853,012
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2047 (Prerefunded 10/01/2027)	2,425,000	2,995,704
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	320,000	365,496
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/2042 (Prerefunded 6/01/2022)	2,420,000	2,497,525
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2032	600,000	765,645
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2033	255,000	324,382
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2031	2,800,000	3,260,614
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2033	3,000,000	3,493,515
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2045	2,500,000	2,856,326
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wake Forest Baptist Obligated Group), “A”, 5%, 12/01/2033	1,000,000	1,229,113
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 10/01/2031	4,355,000	4,546,070
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 10/01/2038	1,825,000	1,902,280
North Carolina Medical Care Commission, Hospital Rev. (Caromont Health/Gaston Healthcare), “B”, 5%, 2/01/2051 (Put Date 2/01/2026)	2,500,000	2,965,710
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	1,580,000	1,783,259
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2027	150,000	178,728
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2035	1,515,000	1,669,510
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2038	1,065,000	1,166,863
University of North Carolina, Hospitals at Chapel Hill Rev., 4%, 2/01/2037	405,000	467,130
University of North Carolina, Hospitals at Chapel Hill Rev., 4%, 2/01/2038	1,040,000	1,197,010
University of North Carolina, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	6,500,000	7,598,685
		$ 51,388,356
Healthcare Revenue - Long Term Care – 6.5%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community), 5%, 11/01/2037	$2,750,000	$ 3,179,504
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036 (w)	1,000,000	1,080,196
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042 (w)	2,000,000	2,120,491
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	1,500,000	1,596,289
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2031	1,000,000	1,130,317
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2036	800,000	894,653
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	2,000,000	2,384,162
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), 5%, 7/01/2045	1,000,000	1,070,975
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), “A”, 5%, 7/01/2047	1,000,000	1,099,185
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Carolina Village Project), “B”, 5%, 4/01/2047	2,000,000	2,065,852
29

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2033	$180,000	$ 211,549
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2034	185,000	216,760
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2041	830,000	957,130
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2046	715,000	817,990
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2051	1,100,000	1,254,608
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Friends Homes, Inc.), “A”, 4%, 9/01/2040	2,000,000	2,191,431
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Galloway Ridge), “A”, 5%, 1/01/2039	1,225,000	1,376,319
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2050	1,500,000	1,676,337
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne Project), 5.25%, 10/01/2037	1,500,000	1,641,440
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2049	2,000,000	2,227,578
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2031	800,000	871,915
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,200,000	2,378,456
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	1,500,000	1,613,712
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2033	1,590,000	1,686,849
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2035	1,000,000	1,154,179
		$ 36,897,877
Human Services – 0.2%
North Carolina Capital Facilities Finance Agency Rev. (Arc of North Carolina Projects), “A”, 5%, 10/01/2034	$1,000,000	$ 1,186,605
Industrial Revenue - Other – 0.4%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$600,000	$ 619,735
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032 (n)	571,335	613,771
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	830,000	959,943
		$ 2,193,449
Miscellaneous Revenue - Other – 0.9%
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2/01/2025	$1,000,000	$ 1,144,619
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	420,000	449,952
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	3,145,000	3,208,348
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	85,000	85,189
		$ 4,888,108
Multi-Family Housing Revenue – 0.0%
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 1/01/2022	$70,000	$ 70,583
Sales & Excise Tax Revenue – 2.7%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029 (w)	$35,000	$ 43,119
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030 (w)	25,000	31,242
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031 (w)	35,000	44,597
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036 (w)	150,000	173,009
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042 (w)	200,000	223,400
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	1,140,000	1,153,588
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	1,295,000	1,473,529
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	185,000	217,546
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	400,000	483,192
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	375,000	463,945
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	75,000	94,817
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	175,000	225,245
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	165,000	207,594
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	220,000	276,599
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	100,000	116,518
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	65,000	75,551
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	105,000	122,313
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	105,000	117,995
30

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	$1,056,000	$ 1,197,779
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	957,000	1,061,229
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	348,000	385,901
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	9,000	9,953
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	154,000	172,644
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	14,000	13,365
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	174,000	157,038
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	31,000	26,698
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,584,000	1,262,174
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,515,000	1,123,039
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	9,954,000	3,273,897
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	670,000	743,558
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	185,000	193,015
		$ 15,164,089
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	$430,000	$ 480,841
Single Family Housing - Local – 0.4%
Montgomery County, MD, Housing Opportunities Commission Program Rev., “A”, 4%, 7/01/2049	$2,180,000	$ 2,418,831
Single Family Housing - State – 3.3%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$1,275,000	$ 1,368,059
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	1,595,000	1,770,204
North Carolina Housing Finance Agency, Home Ownership Refunding Rev., “45”, GNMA, 3%, 7/01/2051	2,780,000	3,011,481
North Carolina Housing Finance Agency, Home Ownership Rev., “41”, FNMA, 3.55%, 7/01/2044	1,760,000	1,866,474
North Carolina Housing Finance Agency, Home Ownership Rev., “43”, GNMA, 2.95%, 7/01/2043	3,470,000	3,625,209
North Carolina Housing Finance Agency, Home Ownership Rev., “44”, 4%, 7/01/2050	4,685,000	5,217,199
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	1,830,000	1,957,557
		$ 18,816,183
State & Local Agencies – 15.3%
Asheville, NC, Limited Obligation, 5%, 4/01/2028 (Prerefunded 4/01/2022)	$400,000	$ 409,571
Buncombe County, NC, Limited Obligation, 4%, 6/01/2034	1,700,000	2,004,643
Buncombe County, NC, Limited Obligation, 4%, 6/01/2035	1,465,000	1,724,396
Buncombe County, NC, Limited Obligation, “A”, 5%, 6/01/2027	125,000	154,340
Buncombe County, NC, Limited Obligation, “A”, 5%, 6/01/2028	200,000	253,126
Buncombe County, NC, Limited Obligation, “A”, 5%, 6/01/2029	275,000	354,991
Buncombe County, NC, Limited Obligation, “A”, 5%, 6/01/2030	250,000	329,171
Cabarrus County, NC, Limited Obligation, 4%, 6/01/2034	1,000,000	1,153,775
Charlotte, NC, Convention Facility Projects, COP, “A”, 4%, 6/01/2037	1,320,000	1,559,095
Charlotte, NC, Convention Facility Projects, COP, “A”, 4%, 6/01/2049	2,500,000	2,895,008
Charlotte, NC, COP, 5%, 12/01/2034	1,000,000	1,259,034
Charlotte, NC, COP, 5%, 12/01/2035	2,000,000	2,518,728
Charlotte, NC, Cultural Arts Facilities, COP, “B”, 4%, 6/01/2038	2,015,000	2,373,147
Charlotte, NC, Cultural Arts Facilities, COP, “B”, 4%, 6/01/2039	1,250,000	1,471,742
Charlotte, NC, NASCAR Hall of Fame Public Facilities, COP, “C”, 4%, 6/01/2038	4,500,000	5,299,832
Charlotte, NC, NASCAR Hall of Fame Public Facilities, COP, “C”, 3%, 6/01/2039	3,000,000	3,282,134
Charlotte, NC, Refunding COP (Transit Projects), “A”, 5%, 6/01/2027	600,000	741,207
Charlotte, NC, Refunding COP (Transit Projects), “A”, 5%, 6/01/2028	600,000	758,934
Charlotte, NC, Refunding COP (Transit Projects), “A”, 5%, 6/01/2029	1,250,000	1,613,596
Charlotte, NC, Refunding COP (Transit Projects), “A”, 5%, 6/01/2030	700,000	921,679
Charlotte, NC, Transit Projects/Phase II, COP, “B”, 5%, 6/01/2026	1,250,000	1,452,475
Chatham County, NC, Limited Obligation, 4%, 11/01/2037	1,750,000	2,067,282
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	115,000	140,638
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	100,000	121,837
31

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	$45,000	$ 54,651
Dare County, NC, Limited Obligation, “A”, 4%, 6/01/2025	175,000	197,444
Dare County, NC, Limited Obligation, “A”, 4%, 6/01/2026	275,000	317,835
Dare County, NC, Limited Obligation, “A”, 4%, 6/01/2027	300,000	353,829
Dare County, NC, Limited Obligation, “A”, 4%, 6/01/2028	300,000	360,117
Dare County, NC, Limited Obligation, “A”, 4%, 6/01/2029	200,000	243,983
Dare County, NC, Limited Obligation, “A”, 4%, 6/01/2030	200,000	247,269
Dare County, NC, Limited Obligation, “A”, 4%, 6/01/2031	275,000	338,052
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.83% (LIBOR - 3mo. + 0.75%), 6/01/2037	2,310,000	2,222,418
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2034	2,000,000	2,373,420
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2035	1,240,000	1,469,391
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2036	1,375,000	1,625,535
Durham County, NC, Limited Obligation, 4%, 4/01/2035	1,270,000	1,489,810
Durham County, NC, Limited Obligation, 4%, 4/01/2037	3,000,000	3,500,961
Harnett County, NC, Limited Obligation Refunding, 5%, 12/01/2026	750,000	912,936
Harnett County, NC, Limited Obligation Refunding, 5%, 12/01/2027	910,000	1,136,602
Harnett County, NC, Limited Obligation Refunding, 4%, 12/01/2028	250,000	302,402
Henderson County, NC, Limited Obligation, 4%, 6/01/2024	290,000	318,299
Henderson County, NC, Limited Obligation, 4%, 6/01/2026	150,000	173,514
Henderson County, NC, Limited Obligation, 4%, 6/01/2027	425,000	502,293
Henderson County, NC, Limited Obligation, 4%, 6/01/2029	300,000	366,469
Henderson County, NC, Limited Obligation, 4%, 6/01/2031	320,000	401,363
Johnston County, NC, Finance Corp. Limited Obligation, “A”, 5%, 4/01/2033	550,000	712,121
Johnston County, NC, Finance Corp. Limited Obligation, “A”, 4%, 4/01/2034	500,000	603,091
Johnston County, NC, Finance Corp. Limited Obligation, “A”, 4%, 4/01/2036	800,000	954,094
Johnston County, NC, Finance Corp. Limited Obligation, “A”, 4%, 4/01/2037	500,000	594,556
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	520,000	653,922
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	1,010,000	1,221,339
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2026	300,000	349,277
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2027	350,000	415,358
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2028	300,000	362,117
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2029	280,000	343,252
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2030	200,000	248,318
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2031	140,000	172,997
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2032	125,000	153,594
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2033	150,000	183,665
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2034	130,000	158,008
Mooresville, NC, Limited Obligation, “A”, 3%, 10/01/2036	350,000	389,693
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	465,000	555,193
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	1,030,000	1,281,495
North Carolina Limited Obligation (Build, Inc.), “A”, 5%, 5/01/2029	1,625,000	2,104,992
North Carolina Turnpike Authority Refunding Rev., (Monroe Expressway System), 5%, 7/01/2038	1,250,000	1,648,929
North Carolina Turnpike Authority Refunding Rev., (Monroe Expressway System), 5%, 7/01/2041	1,795,000	2,348,972
North Carolina Turnpike Authority, State Appropriation Refunding Rev. (Monroe Expressway System), 5%, 7/01/2031	835,000	1,127,838
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Refunding Rev., “A”, 4%, 1/01/2034	2,555,000	2,988,414
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2043	3,500,000	1,926,763
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	2,530,000	3,035,560
Pitt County, NC, Limited Obligation, “B”, 5%, 4/01/2022	245,000	250,818
Pitt County, NC, Limited Obligation, “B”, 5%, 4/01/2023	225,000	240,972
Pitt County, NC, Limited Obligation, “B”, 5%, 4/01/2025	425,000	492,153
Pitt County, NC, Limited Obligation, “B”, 5%, 4/01/2027	400,000	491,995
Pitt County, NC, Limited Obligation, “B”, 5%, 4/01/2029	300,000	386,407
Pitt County, NC, Limited Obligation, “B”, 5%, 4/01/2031	245,000	327,164
Scotland County, NC, Limited Obligation, 5%, 12/01/2033	210,000	257,795
Scotland County, NC, Limited Obligation, 5%, 12/01/2034	1,000,000	1,224,450
Wake County, NC, Limited Obligation, “A”, 5%, 8/01/2027	920,000	1,142,546
32

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Wake County, NC, Limited Obligation, “A”, 4%, 8/01/2037	$3,000,000	$ 3,525,516
		$ 86,642,348
Student Loan Revenue – 0.9%
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2027	$550,000	$ 651,597
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2028	1,000,000	1,203,183
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2029	700,000	852,922
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 3.125%, 6/01/2039	2,235,000	2,259,081
		$ 4,966,783
Tax - Other – 0.7%
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2029	$290,000	$ 365,359
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	2,415,000	2,473,125
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	760,000	808,786
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	305,000	344,717
		$ 3,991,987
Tax Assessment – 0.2%
Mooresville, NC, Special Assessment Rev., 5.375%, 3/01/2040 (n)	$1,000,000	$ 1,032,374
Tobacco – 0.5%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-3”, 6.25%, 6/01/2037 (Prerefunded 6/01/2022)	$1,295,000	$ 1,346,957
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	325,000	408,324
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	6,270,000	1,003,573
		$ 2,758,854
Toll Roads – 6.3%
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	$2,000,000	$ 2,253,590
North Carolina Turnpike Authority, State Appropriation Refunding Rev. (Monroe Expressway System), 5%, 7/01/2027	1,930,000	2,389,317
North Carolina Turnpike Authority, State Appropriation Refunding Rev. (Monroe Expressway System), 5%, 7/01/2028	1,000,000	1,268,840
North Carolina Turnpike Authority, State Appropriation Refunding Rev. (Monroe Expressway System), 5%, 7/01/2029	1,230,000	1,595,827
North Carolina Turnpike Authority, State Appropriation Refunding Rev. (Monroe Expressway System), 5%, 7/01/2030	2,215,000	2,931,760
North Carolina Turnpike Authority, State Appropriation Refunding Rev. (Monroe Expressway System), 5%, 7/01/2032	1,500,000	2,018,316
North Carolina Turnpike Authority, Triangle Expressway System Rev., 5%, 1/01/2040	2,000,000	2,410,821
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2031	500,000	597,982
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2038	3,000,000	3,703,712
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 5%, 1/01/2036	1,975,000	2,449,403
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 2/01/2024	6,000,000	6,611,195
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 1/01/2032	1,150,000	1,353,760
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2039	2,600,000	3,087,954
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	435,000	487,211
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	350,000	390,139
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	595,000	618,689
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	1,160,000	1,200,573
		$ 35,369,089
Transportation - Special Tax – 3.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	$435,000	$ 438,027
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	65,000	65,899
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	1,640,000	1,789,018
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	1,210,000	1,261,017
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	290,000	361,086
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	260,000	323,484
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	260,000	317,477
North Carolina Department of State Treasurer, Grant Anticipation Rev., 5%, 3/01/2033	1,000,000	1,312,642
North Carolina Department of State Treasurer, Grant Anticipation Rev., 4%, 3/01/2034	2,000,000	2,409,769
33

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
North Carolina Department of State Treasurer, Grant Anticipation Rev., 4%, 3/01/2035	$2,000,000	$ 2,397,038
North Carolina Grant Anticipation Rev., 5%, 3/01/2027	7,000,000	8,586,667
		$ 19,262,124
Universities - Colleges – 19.5%
Appalachian State University Rev., 4%, 10/01/2048	$1,415,000	$ 1,620,754
Appalachian State University, Millennial Campus Rev. (End Zone Project), 5%, 5/01/2044	3,000,000	3,645,293
East Carolina University, NC, General Rev., “A”, 4%, 10/01/2045	2,195,000	2,436,472
Elizabeth City State University Rev., AGM, 5%, 4/01/2040	3,155,000	3,794,705
North Carolina Agricultural & Technical University Rev., “A”, 5%, 10/01/2035	3,075,000	3,569,471
North Carolina Capital Facilities Finance Agency Refunding Rev. (Duke University), “B”, 4%, 10/01/2039	3,265,000	3,655,202
North Carolina Capital Facilities Finance Agency Refunding Rev. (Duke University), “B”, 5%, 10/01/2044	4,955,000	5,896,329
North Carolina Capital Facilities Finance Agency Rev. (Davidson College), 5%, 3/01/2045	1,500,000	1,526,655
North Carolina Capital Facilities Finance Agency Rev. (Wake Forest University), 4%, 1/01/2048	3,000,000	3,346,533
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (Campbell University), “A”, 5%, 10/01/2024	1,250,000	1,415,223
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (Campbell University), “A”, 5%, 10/01/2025	1,000,000	1,166,794
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (Campbell University), “A”, 5%, 10/01/2026	850,000	1,018,342
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (Campbell University), “A”, 5%, 10/01/2027	400,000	489,133
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (High Point University), 3%, 5/01/2022	220,000	223,372
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (High Point University), 4%, 5/01/2023	265,000	280,074
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (High Point University), 4%, 5/01/2024	190,000	206,258
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (High Point University), 5%, 5/01/2025	255,000	292,593
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (High Point University), 5%, 5/01/2026	275,000	324,581
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (High Point University), 5%, 5/01/2027	400,000	482,859
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Meredith College), 4%, 6/01/2034	1,370,000	1,488,582
North Carolina Central University Rev., 5%, 4/01/2044	3,265,000	3,906,550
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2029 (Prerefunded 10/01/2023)	5,000,000	5,475,758
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2033	500,000	648,187
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2034	1,000,000	1,292,170
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2035	1,180,000	1,522,210
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	450,000	451,445
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	170,000	172,253
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	275,000	279,125
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	115,000	115,756
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	140,000	142,100
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	735,000	852,174
University of North Carolina at Chapel Hill, General Rev., “B”, 5%, 12/01/2030	750,000	1,005,489
University of North Carolina at Chapel Hill, General Rev., “B”, 5%, 12/01/2031	1,000,000	1,369,141
University of North Carolina at Chapel Hill, General Rev., “B”, 5%, 12/01/2032	1,000,000	1,361,909
University of North Carolina at Chapel Hill, General Rev., “B”, 5%, 12/01/2033	750,000	1,017,552
University of North Carolina at Chapel Hill, General Rev., “B”, 5%, 12/01/2034	1,125,000	1,521,028
University of North Carolina Board of Governors Rev., 4%, 4/01/2049	5,000,000	5,584,318
University of North Carolina, Ashville, Rev., 4%, 6/01/2039	1,450,000	1,673,229
University of North Carolina, Charlotte, Rev., 5%, 4/01/2043 (Prerefunded 4/01/2024)	1,715,000	1,915,853
University of North Carolina, Charlotte, Rev., “A”, 5%, 10/01/2038	1,110,000	1,398,580
University of North Carolina, Charlotte, Rev., “A”, 4%, 10/01/2040	6,310,000	7,181,677
University of North Carolina, Greensboro, Refunding Rev., 4%, 4/01/2036	1,750,000	1,998,893
University of North Carolina, Greensboro, Rev., 4%, 4/01/2034	1,000,000	1,151,109
University of North Carolina, Greensboro, Rev., 4%, 4/01/2035	1,000,000	1,148,830
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	2,000,000	2,231,577
University of North Carolina, School of Art General Rev., 4%, 2/01/2040	1,000,000	1,147,295
University of North Carolina, School of Art General Rev., 4%, 2/01/2045	2,825,000	3,202,788
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 5%, 6/01/2028	3,045,000	3,511,923
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2032	500,000	557,169
34

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2033	$400,000	$ 444,885
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2034	500,000	555,026
University of North Carolina, Wilmington, Rev., “B”, 4%, 10/01/2039	1,000,000	1,165,042
University of North Carolina, Wilmington, Rev., “B”, 4%, 10/01/2044	1,405,000	1,618,691
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	195,000	212,721
Western Carolina University, NC, General Obligation Rev., 5%, 10/01/2043	3,700,000	4,435,825
Western Carolina University, NC, General Rev., “B”, 5%, 4/01/2032	2,420,000	3,114,058
Western Carolina University, NC, General Rev., “B”, 5%, 4/01/2033	500,000	641,369
Western Carolina University, NC, General Rev., “B”, 5%, 4/01/2034	1,300,000	1,662,145
Winston-Salem State University, NC, General Rev., 5%, 4/01/2033	1,000,000	1,023,174
Winston-Salem State University, NC, General Rev., AGM, 5%, 10/01/2042	2,470,000	2,960,760
Winston-Salem State University, NC, Student Housing Project Rev., 5%, 6/01/2029	1,550,000	1,686,166
		$ 110,235,175
Universities - Dormitories – 0.7%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$3,045,000	$ 3,687,688
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$800,000	$ 820,000
Utilities - Municipal Owned – 1.2%
Greenville, NC, Greenville Utilities Commission Combined Enterprise System Rev., 5%, 8/01/2044	$300,000	$ 375,069
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	1,125,000	1,099,687
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	175,000	171,063
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2022 (a)(d)	85,000	83,406
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	40,000	39,250
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	415,000	407,219
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	40,000	39,000
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	440,000	430,650
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	720,000	703,800
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	240,000	230,400
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2022 (a)(d)	195,000	190,856
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	190,000	185,725
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	35,000	34,213
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	585,000	571,838
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	340,000	368,421
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	420,000	454,323
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	50,000	54,368
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	35,000	34,388
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	80,000	78,500
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	265,000	256,056
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	305,000	299,281
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	95,000	93,219
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	300,000	294,375
		$ 6,495,107
Utilities - Other – 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	$1,290,000	$ 1,531,606
Water & Sewer Utility Revenue – 7.3%
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 6/01/2040 (Prerefunded 6/01/2024)	$1,250,000	$ 1,406,146
Charlotte, NC, Water & Sewer System Refunding Rev., 5%, 7/01/2030	2,000,000	2,658,950
Charlotte, NC, Water & Sewer System Refunding Rev., 5%, 7/01/2033	1,750,000	2,295,082
Charlotte, NC, Water & Sewer Systems Rev., 4%, 7/01/2047	4,000,000	4,616,452
Durham, NC, Utility System Refunding Rev., 5%, 8/01/2033	2,625,000	3,516,796
Durham, NC, Utility System Refunding Rev., 4%, 8/01/2034	1,675,000	2,073,480
Greensboro, NC, Enterprise Systems Rev., “A”, 4%, 6/01/2047	2,000,000	2,275,978
35

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	$220,000	$ 248,449
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	380,000	437,783
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	480,000	552,428
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,325,000	1,519,046
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,000,000	1,117,853
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	605,000	729,228
Jacksonville, NC, Enterprise Systems Refunding Rev., “A”, 5%, 5/01/2024	500,000	560,181
Jacksonville, NC, Enterprise Systems Refunding Rev., “A”, 5%, 5/01/2025	485,000	563,398
Jacksonville, NC, Enterprise Systems Refunding Rev., “A”, 5%, 5/01/2026	450,000	538,946
Jacksonville, NC, Enterprise Systems Refunding Rev., “A”, 5%, 5/01/2027	550,000	676,959
Jacksonville, NC, Enterprise Systems Refunding Rev., “A”, 5%, 5/01/2028	425,000	536,218
Lincoln County, NC, Enterprise System Rev., 3%, 8/01/2034	175,000	194,330
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	95,000	106,354
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	115,000	128,343
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	60,000	67,101
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	140,000	156,284
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2025	2,010,000	2,326,324
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2028	500,000	605,058
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2029	1,400,000	1,606,712
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2031	1,600,000	1,832,833
Raleigh, NC, Combined Enterprise Systems Rev., “A”, 5%, 3/01/2029 (Prerefunded 3/01/2023)	3,145,000	3,357,191
Union County, NC, Enterprise System Rev., 5%, 6/01/2026	750,000	903,523
Union County, NC, Enterprise System Rev., 5%, 6/01/2027	800,000	989,777
Union County, NC, Enterprise System Rev., 5%, 6/01/2028	750,000	950,886
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2034	700,000	812,637
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2035	500,000	577,464
		$ 40,938,190
Total Municipal Bonds (Identified Cost, $511,072,585)		$541,128,113
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$786,000	$ 700,052
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,700,000	529,701
Total Bonds (Identified Cost, $1,279,995)		$ 1,229,753
Investment Companies (h) – 3.2%
Money Market Funds – 3.2%
MFS Institutional Money Market Portfolio, 0.04% (v) (Identified Cost, $18,403,574)	18,403,631	$ 18,403,631
Other Assets, Less Liabilities – 0.7%		3,717,350
Net Assets – 100.0%		$564,478,847
See Portfolio Footnotes and Notes to Financial Statements
36

Portfolio of Investments (unaudited) – continued
MFS Pennsylvania Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.1%
Airport Revenue – 4.0%
Allegheny County, PA, Airport Authority Rev., “A”, 5%, 1/01/2036	$2,000,000	$ 2,527,349
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	215,000	245,042
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2034	750,000	900,923
Philadelphia, PA, Airport Rev., “C-1”, VRDN, 0.08%, 6/15/2025	4,000,000	4,000,000
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	55,000	62,346
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	65,000	73,791
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	45,000	50,784
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	80,000	90,283
		$ 7,950,518
General Obligations - General Purpose – 9.8%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$350,000	$ 372,191
Bucks County, PA, Northampton Township, General Obligation, 4%, 5/15/2043	1,000,000	1,110,513
Chester County, PA, General Obligation, 4%, 7/15/2038	500,000	587,736
Chester County, PA, General Obligation, 4%, 7/15/2039	510,000	597,400
Chester County, PA, General Obligation, 4%, 7/15/2040	500,000	584,590
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	220,000	248,903
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	65,000	75,692
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	70,000	83,620
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	1,650,000	1,423,125
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	235,000	237,255
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	100,000	100,696
Lackawanna County, PA, General Obligations, “A”, BAM, 4%, 3/15/2031	1,205,000	1,409,596
Lackawanna County, PA, General Obligations, “A”, BAM, 4%, 3/15/2034	955,000	1,107,386
Lackawanna County, PA, General Obligations, “A”, BAM, 4%, 3/15/2035	500,000	577,942
Monroe County, PA, General Obligation, “A”, 4%, 7/15/2035	2,000,000	2,364,783
Penn Hills, PA, Capital Appreciation, “D”, 0%, 12/01/2032	595,000	472,632
Pennsylvania General Obligation, AGM, 5%, 9/15/2026	425,000	516,608
Pennsylvania General Obligation Refunding, 5%, 1/15/2023	1,415,000	1,502,182
Philadelphia, PA, “B”, 5%, 2/01/2035	1,000,000	1,256,227
Philadelphia, PA, General Obligation, “A”, 5%, 5/01/2034	1,000,000	1,303,979
Puerto Rico Public Buildings Authority Government Facilities Rev., “I”, AGM, 5%, 7/01/2036	25,000	25,174
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AAC, 5.45%, 7/01/2030	165,000	170,163
Reading, Berks County, PA, General Obligation, BAM, 5%, 11/01/2030	1,000,000	1,232,692
Reading, Berks County, PA, General Obligation, BAM, 5%, 11/01/2031	1,000,000	1,229,397
State of Illinois, General Obligation, 5.5%, 5/01/2039	125,000	158,045
State of Illinois, General Obligation, 5.75%, 5/01/2045	115,000	145,547
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	220,000	277,322
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	320,000	409,412
		$ 19,580,808
General Obligations - Schools – 10.3%
Allegheny County, PA, Pine-Richland School District, General Obligation, “B”, 4%, 3/01/2036	$400,000	$ 472,545
Allegheny County, PA, Pine-Richland School District, General Obligation, “B”, 4%, 3/01/2037	600,000	706,653
Beaver County, PA, Aliquippa School District, General Obligation, BAM, 4%, 12/01/2041	1,000,000	1,131,359
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	1,000,000	1,191,969
Carlisle, PA, School District, 5%, 9/01/2026 (Prerefunded 3/01/2022)	1,000,000	1,019,873
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/2031	1,150,000	950,753
Erie, PA, City School District General Obligation, “A”, AGM, 4%, 4/01/2033	1,150,000	1,341,542
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 4%, 4/15/2054	765,000	871,304
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	1,500,000	1,825,678
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	545,000	589,724
Montgomery County, PA, Springfield Township School District, General Obligation, 4%, 11/15/2037	1,500,000	1,676,507
Northampton County, PA, Area School District, “A”, 5%, 10/01/2033	1,000,000	1,046,122
Pequea Valley, PA, School District Lancaster Country General Obligation, 4%, 5/15/2027	125,000	147,152
37

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038 (Prerefunded 9/01/2026)	$5,000	$ 6,060
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038	1,495,000	1,763,526
Philadelphia, PA, School District, “A”, 5%, 9/01/2044	1,500,000	1,852,747
Scranton, PA, School District General Obligation, 4%, 12/01/2040	1,500,000	1,721,239
Scranton, PA, School District, “E”, BAM, 5%, 12/01/2034	1,000,000	1,201,802
Upper St. Clair Township, PA, School District General Obligation, “B”, 3.625%, 10/01/2039	1,000,000	1,083,482
		$ 20,600,037
Healthcare Revenue - Hospitals – 15.7%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “B”, 5%, 10/15/2029	$1,000,000	$ 1,294,481
Allegheny County, PA, Mt. Lebanon Hospital Authority Rev. (St. Clair Memorial Hospital), 5%, 7/01/2038	1,000,000	1,204,297
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 4%, 11/01/2038	500,000	523,850
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 11/01/2040	1,600,000	1,620,962
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	1,000,000	1,128,576
Bucks County, PA, St. Mary Hospital Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2048 (Prerefunded 12/01/2028)	665,000	846,725
Bucks County, PA, St. Mary Hospital Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2048	335,000	409,194
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 5%, 11/15/2041	850,000	987,134
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 6.25%, 11/15/2041 (Prerefunded 11/15/2021)	500,000	503,453
Chester County, PA, Health & Education Facilities Authority Health System Rev. (Main Line Health System), “A”, 5%, 10/01/2052	1,750,000	2,098,308
Doylestown, PA, Hospital Rev., “A”, 5%, 7/01/2049	1,000,000	1,172,377
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2039	500,000	607,535
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2040	1,000,000	1,212,982
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2043	1,000,000	1,191,415
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	500,000	544,450
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	735,000	900,730
Lancaster County, PA, Hospital Authority Rev. (University of Pennsylvania Health System), “A”, 5%, 8/15/2036	1,000,000	1,188,986
Lehigh County, PA, Hospital Authority, General Purpose Refunding Rev. (Health Network), “A”, 4%, 7/01/2039	1,000,000	1,163,347
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	25,000	25,110
Montour County, PA, Geisinger Authority Health System Rev., “A”, 4%, 4/01/2039	1,000,000	1,155,846
Montour County, PA, Geisinger Authority Health System Rev., “A-1”, 5%, 2/15/2045	1,000,000	1,171,799
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke's Hospital), “A”, 5%, 8/15/2048	500,000	600,345
Philadelphia, PA, Authority for Industrial Development Rev. (Children's Hospital of Philadelphia Project), “A”, 5%, 7/01/2032	1,000,000	1,363,107
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2036	1,000,000	1,192,135
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	1,000,000	1,185,825
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), “A”, 5%, 7/01/2034	500,000	580,792
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039	810,000	894,274
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), 4%, 6/01/2044	1,000,000	1,141,599
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/2044 (Prerefunded 6/01/2024)	1,000,000	1,124,917
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), “B”, 5.625%, 1/01/2032 (Prerefunded 1/01/2022)	500,000	506,598
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), “A”, 5%, 7/01/2029	100,000	126,675
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), “A”, 4%, 7/01/2037	1,400,000	1,639,219
		$ 31,307,043
Healthcare Revenue - Long Term Care – 3.5%
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	$500,000	$ 520,005
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), “A”, 5%, 1/01/2039	1,000,000	1,211,791
East Hempfield Township, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2039	750,000	844,579
Lancaster County, PA, Hospital Authority Health Center Rev. (Landis Homes Retirement Community Project), “A”, 5%, 7/01/2045	500,000	543,993
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2035	500,000	557,106
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2036	260,000	308,686
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2037	250,000	296,337
Lancaster County, PA, Hospital Authority Rev. (Brethren Village Project), 5.125%, 7/01/2037	500,000	568,343
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2040	500,000	567,775
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2045	500,000	563,712
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	400,000	425,880
38

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	$500,000	$ 550,975
		$ 6,959,182
Industrial Revenue - Environmental Services – 0.2%
Blythe Township, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037	$250,000	$ 295,172
Industrial Revenue - Other – 1.0%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 3/01/2031	$1,000,000	$ 1,328,690
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032 (n)	106,835	114,770
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	400,000	462,623
		$ 1,906,083
Miscellaneous Revenue - Other – 0.5%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$145,000	$ 155,341
Pennsylvania Economic Development Financing Authority Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	750,000	881,159
		$ 1,036,500
Multi-Family Housing Revenue – 1.2%
Pennsylvania Housing Finance Agency, Special Limited Obligation, Multi-Family Housing Development Rev. (Country Commons Apartments), FNMA, 3.6%, 8/01/2035	$964,675	$ 1,065,003
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2058	1,250,000	1,413,061
		$ 2,478,064
Sales & Excise Tax Revenue – 2.0%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029 (w)	$10,000	$ 12,320
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030 (w)	10,000	12,497
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031 (w)	10,000	12,742
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036 (w)	50,000	57,670
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042 (w)	70,000	78,190
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	60,000	70,555
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	130,000	157,037
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	125,000	154,648
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	25,000	31,606
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	60,000	77,227
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	55,000	69,198
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	70,000	88,009
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	55,000	64,085
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	35,000	40,771
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	35,000	39,332
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	188,000	213,241
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	367,000	406,971
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	116,000	128,634
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	1,106
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	69,000	77,353
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	6,000	5,728
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	55,000	49,638
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	9,000	7,751
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	524,000	417,537
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	509,000	377,311
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	2,990,000	983,419
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	195,000	216,409
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	100,000	104,332
		$ 3,955,317
39

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – 2.7%
Bucks County, PA, Industrial Development Authority Rev. (School Lane Charter School Project), “A”, 5.125%, 3/15/2046	$500,000	$ 563,525
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	500,000	552,849
Montgomery County, PA, Industrial Development Authority Rev. (Haverford School Project), 4%, 3/01/2049	1,000,000	1,100,728
Philadelphia, PA, Authority for Industrial Development Rev. (A String Theory Charter School Project), 5%, 6/15/2040 (n)	900,000	1,048,179
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2037	500,000	509,351
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	500,000	558,081
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2050	500,000	591,321
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	400,000	434,249
		$ 5,358,283
Single Family Housing - Local – 0.4%
Montgomery County, MD, Housing Opportunities Commission Program Rev., “A”, 4%, 7/01/2049	$715,000	$ 793,332
Single Family Housing - State – 5.0%
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	$520,000	$ 577,120
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 3.65%, 10/01/2032	1,000,000	1,066,691
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135A”, 3%, 10/01/2051	2,000,000	2,153,671
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “A”, 4%, 4/01/2039	400,000	422,969
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	960,000	1,026,915
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 4/01/2023	510,000	544,615
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 10/01/2023	760,000	827,638
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 4/01/2024	850,000	942,433
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 10/01/2024	845,000	952,654
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 4/01/2025	500,000	572,627
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 10/01/2025	300,000	348,752
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, FNMA, 4.75%, 1/01/2049	400,000	445,666
		$ 9,881,751
State & Local Agencies – 6.9%
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	$655,000	$ 741,153
Commonwealth Financing Authority Rev., “A-2”, 5%, 6/01/2036 (Prerefunded 6/01/2022)	1,500,000	1,548,052
Commonwealth Financing Authority Rev., “B”, 5%, 6/01/2032	225,000	296,924
Commonwealth Financing Authority Rev., “B”, 5%, 6/01/2033	200,000	263,204
Commonwealth Financing Authority Rev., “B”, 5%, 6/01/2034	215,000	282,146
Commonwealth Financing Authority Rev., “B”, 5%, 6/01/2035	260,000	340,367
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	1,000,000	1,214,462
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.83% (LIBOR - 3mo. + 0.75%), 6/01/2037	745,000	716,754
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	10,000	12,894
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2033	10,000	12,871
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	5,000	5,913
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	25,000	29,499
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	15,000	17,639
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	20,000	23,426
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2038	25,000	29,183
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	15,000	17,393
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	155,000	185,064
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	340,000	423,018
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	1,255,000	1,505,782
Philadelphia, PA, Authority for Industrial Development Rev. (Rebuild Project), 5%, 5/01/2037	250,000	304,615
Philadelphia, PA, Authority for Industrial Development Rev. (Rebuild Project), 5%, 5/01/2038	1,000,000	1,214,769
Philadelphia, PA, Redevelopment Authority City Agreement Rev., “A”, 5%, 4/15/2028	1,000,000	1,151,144
Philadelphia, PA, Redevelopment Authority City Service Agreement Refunding Rev., “B”, 5%, 4/15/2027	2,165,000	2,465,346
Philadelphia, PA, Redevelopment Authority Refunding Rev. (Neighborhood Transformation Initiative), BAM, 5%, 4/15/2024	1,000,000	1,024,963
		$ 13,826,581
40

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Student Loan Revenue – 1.0%
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	$325,000	$ 393,424
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2030	400,000	502,293
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	1,100,000	1,095,935
		$ 1,991,652
Tax - Other – 2.2%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2042 (w)	$1,000,000	$ 1,236,179
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.375%, 5/01/2042 (n)	300,000	350,207
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042 (n)	500,000	573,350
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2035	750,000	770,544
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	115,000	133,129
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	60,000	69,357
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	185,000	210,728
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	155,000	158,731
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	655,000	713,933
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	105,000	118,673
		$ 4,334,831
Tax Assessment – 0.3%
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	$500,000	$ 543,160
Tobacco – 0.2%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$110,000	$ 138,202
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	2,055,000	328,922
		$ 467,124
Toll Roads – 3.1%
Delaware River Port Authority Rev., 5%, 1/01/2029	$1,145,000	$ 1,264,999
Pennsylvania Turnpike Commission Rev., “B”, 5%, 12/01/2046	1,000,000	1,268,543
Pennsylvania Turnpike Commission Rev., ”A“, 4%, 12/01/2050	1,500,000	1,729,069
Pennsylvania Turnpike Commission Subordinate Rev., “A”, AGM, 4%, 12/01/2049	1,500,000	1,725,575
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	140,000	156,803
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	110,000	122,615
		$ 6,267,604
Transportation - Special Tax – 2.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$130,000	$ 130,844
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	270,000	271,879
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	755,000	836,466
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	75,000	81,738
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NPFG, 5%, 7/01/2038	20,000	20,277
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	395,000	411,655
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	100,000	124,512
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	215,000	255,664
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	85,000	105,754
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	85,000	103,791
Pennsylvania Turnpike Commission (Motor License Fund), “B”, 5%, 12/01/2030 (Prerefunded 12/01/2021)	1,000,000	1,007,738
Southeastern, PA, Transportation Authority Capital Grant Receipts Refunding (Federal Transit Administration Section 5337 State of Good Repair Formula Program Funds), 5%, 6/01/2022	2,365,000	2,440,569
		$ 5,790,887
Universities - Colleges – 9.1%
Adams County, PA, General Obligation (Gettysburg College), 5%, 8/15/2033	$2,100,000	$ 2,674,638
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, 5%, 3/01/2032 (Prerefunded 3/01/2025)	500,000	576,125
41

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2039	$1,200,000	$ 1,396,840
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 4%, 5/01/2036	300,000	346,434
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 4%, 5/01/2041	920,000	1,047,711
Montgomery County, PA, Industrial Development Authority Rev. (Germantown Academy Project), “A”, 4%, 10/01/2046	625,000	712,322
Northampton County, PA, General Purpose Authority College Rev. (Lafayette College), 4%, 11/01/2038	1,000,000	1,159,835
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2049	1,000,000	1,159,315
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2027	600,000	734,459
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2046	1,750,000	2,157,507
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 4%, 3/01/2037	750,000	858,996
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 5%, 3/01/2039	750,000	919,497
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/2041 (Prerefunded 11/01/2021)	500,000	502,274
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), “A”, 4%, 7/15/2051	1,250,000	1,416,074
Pennsylvania Public School Building Authority Rev. (Montgomery County Community College), 5%, 5/01/2033	1,000,000	1,132,089
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	95,000	96,425
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	25,000	25,346
Wilkes-Barre, PA, Finance Authority Rev. (University of Scranton), “A”, 5%, 11/01/2026	1,000,000	1,162,280
		$ 18,078,167
Universities - Dormitories – 1.2%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$1,025,000	$ 1,241,340
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046 (Prerefunded 7/01/2024)	1,000,000	1,125,880
		$ 2,367,220
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$265,000	$ 271,625
Utilities - Municipal Owned – 1.3%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$95,000	$ 104,411
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	105,000	114,883
Philadelphia, PA, Gas Works Rev., 5%, 8/01/2031	500,000	581,917
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	390,000	381,225
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	55,000	53,762
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2022 (a)(d)	25,000	24,531
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	15,000	14,719
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	140,000	137,375
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	15,000	14,625
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	150,000	146,812
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	245,000	239,487
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	80,000	76,800
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2022 (a)(d)	65,000	63,619
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	65,000	63,537
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	9,775
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	200,000	195,500
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	16,311
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	9,825
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	30,000	29,438
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	95,000	91,794
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	105,000	103,031
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	30,000	29,438
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	95,000	93,219
		$ 2,596,034
Utilities - Other – 0.3%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	$280,000	$426,472
42

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	$235,000	$ 245,470
		$ 671,942
Water & Sewer Utility Revenue – 11.2%
Allegheny County, PA, Sanitation Authority Sewer Rev., BAM, 5%, 12/01/2030	$500,000	$ 588,771
Allegheny County, PA, Sanitation Authority Sewer Rev., “A”, 5%, 6/01/2032	300,000	396,383
Allegheny County, PA, Sanitation Authority Sewer Rev., “A”, 4%, 6/01/2033	250,000	304,322
Allegheny County, PA, Sanitation Authority Sewer Rev., “B”, 5%, 6/01/2032	550,000	726,702
Bucks County, PA, Water & Sewer Authority, Water System Rev., 5%, 12/01/2033 (Prerefunded 12/01/2021)	1,000,000	1,007,738
Cambria County, PA, Greater Johnstown Water Authority Rev., AGM, 4%, 8/15/2041	2,000,000	2,317,757
Canonsburg-Houston, PA, Joint Authority Sewer Rev., “A”, 5%, 12/01/2040	1,000,000	1,158,351
Capital Region Water Sewer System Rev., 5%, 7/15/2042	1,000,000	1,198,706
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 12/01/2042	500,000	518,493
Erie, PA, Water Authority Rev., “A”, AGM, 5%, 12/01/2043	1,000,000	1,215,779
Erie, PA, Water Authority Rev., “A”, AGM, 4%, 12/01/2050	995,000	1,138,977
Erie, PA, Water Authority Rev., “D”, BAM, 4%, 12/01/2041	1,500,000	1,720,601
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	205,000	247,094
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2031	1,000,000	1,167,248
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2032	500,000	586,391
Philadelphia, PA, Water and Wastewater Rev., “A”, 5%, 10/01/2037	1,000,000	1,226,291
Philadelphia, PA, Water and Wastewater Rev., “A”, 5%, 10/01/2038	1,000,000	1,243,398
Pittsburgh, PA, Water & Sewer Authority Rev., “B”, AGM, 5%, 9/01/2033	675,000	881,251
Pittsburgh, PA, Water & Sewer Authority Rev., “B”, AGM, 5%, 9/01/2034	500,000	650,571
Pittsburgh, PA, Water and Sewer System Authority Subordinate Refunding Rev., “B”, AGM, 4%, 9/01/2034	2,500,000	2,971,904
Williamsport, PA, Sanitary Authority Sewer Rev., BAM, 5%, 1/01/2030	870,000	1,108,825
		$ 22,375,553
Total Municipal Bonds (Identified Cost, $179,933,910)		$191,684,470
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$270,000	$ 240,476
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	500,000	155,794
Total Bonds (Identified Cost, $411,575)		$ 396,270
Investment Companies (h) – 3.1%
Money Market Funds – 3.1%
MFS Institutional Money Market Portfolio, 0.04% (v) (Identified Cost, $6,249,619)	6,249,619	$ 6,249,619
Other Assets, Less Liabilities – 0.6%		1,165,314
Net Assets – 100.0%		$199,495,673
See Portfolio Footnotes and Notes to Financial Statements
43

Portfolio of Investments (unaudited) – continued
MFS South Carolina Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.5%
Airport Revenue – 4.5%
Charleston County, SC, Airport District Rev., 5%, 7/01/2037	$505,000	$ 633,367
Charleston County, SC, Airport District Rev., 5%, 7/01/2038	750,000	938,602
Charleston County, SC, Airport District Rev., 5%, 7/01/2039	450,000	561,881
Charleston County, SC, Airport District Rev., 5%, 7/01/2043	1,250,000	1,547,369
Charleston County, SC, Airport District Rev., 5%, 7/01/2048	1,500,000	1,844,109
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	220,000	230,695
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	155,000	155,531
Horry County, SC, Airport Refunding Rev., 4%, 7/01/2038	1,500,000	1,783,113
Horry County, SC, Airport Refunding Rev., 4%, 7/01/2039	1,500,000	1,778,066
Horry County, SC, Airport Rev. (Myrtle Beach International Airport), “A”, 5%, 7/01/2040	2,250,000	2,252,407
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2024	230,000	258,024
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2025	305,000	353,925
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2026	465,000	554,839
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2027	580,000	709,990
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	102,021
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	10,000	11,353
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	75,000	84,640
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	120,000	135,425
		$ 13,935,357
General Obligations - General Purpose – 7.1%
Aiken County, SC, County Administration Building Project, 5%, 3/01/2025 (Prerefunded 3/01/2022)	$910,000	$ 927,894
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	475,000	505,116
Charleston County, SC, General Obligation Park & Recreation District, 4%, 2/01/2023	1,210,000	1,270,932
Charleston County, SC, General Obligation Park & Recreation District, 4%, 2/01/2024	1,030,000	1,119,428
Charleston County, SC, General Obligation Park & Recreation District, 4%, 2/01/2025	800,000	895,304
Charleston County, SC, General Obligation Park & Recreation District, 4%, 2/01/2028	1,335,000	1,595,918
Charleston County, SC, General Obligation Park & Recreation District, 4%, 2/01/2030	620,000	763,671
Charleston County, SC, General Obligation, “C”, 5%, 11/01/2026	2,055,000	2,420,073
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	105,000	118,309
Chicago, IL, General Obligation Refunding Project, “A”, 5.25%, 1/01/2030	70,000	75,993
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	325,000	367,697
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	95,000	110,627
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	105,000	125,430
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2033	405,000	438,055
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	2,435,000	2,100,187
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	35,000	35,336
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	65,000	65,603
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	145,000	146,009
Lancaster County, SC, General Obligation Refunding, 3%, 3/01/2039	725,000	786,356
North Charleston, SC, General Obligation, 5%, 12/01/2024	675,000	773,150
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	105,000	110,558
Richland County, SC, Sewer System General Obligation Refunding, 5%, 3/01/2023	690,000	736,184
Richland County, SC, Sewer System General Obligation Refunding, 5%, 3/01/2024	725,000	807,832
South Carolina General Obligation State Institution Bonds, “A”, 5%, 4/01/2034	1,810,000	2,409,109
South Carolina General Obligation State Institution Bonds, “D”, 5%, 4/01/2034	850,000	1,131,350
State of Illinois, General Obligation, 5.5%, 5/01/2039	190,000	240,229
State of Illinois, General Obligation, 5.75%, 5/01/2045	175,000	221,484
State of Illinois, General Obligation, “A”, 5%, 3/01/2028	250,000	306,392
State of Illinois, General Obligation, “A”, 5%, 3/01/2029	370,000	459,400
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	340,000	428,588
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	495,000	633,309
		$ 22,125,523
44

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – 12.2%
Aiken County, SC, Consolidated School District Special Obligation, 4%, 6/01/2035	$275,000	$ 322,979
Aiken County, SC, Consolidated School District Special Obligation, 3.125%, 6/01/2041	1,400,000	1,507,094
Aiken County, SC, Consolidated School District Special Obligation, “A”, 4%, 4/01/2036	2,000,000	2,357,954
Anderson County, SC, School District, “A”, 5%, 3/01/2026	1,240,000	1,480,063
Beaufort County, SC, School District General Obligation, “A”, 5%, 3/01/2029	5,000,000	6,428,491
Chesterfield County, SC, School District, 5%, 3/01/2025	1,000,000	1,019,104
Darlington County, SC, General Obligation School District, 5%, 3/01/2026	4,025,000	4,804,237
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	1,295,000	1,501,083
Lancaster County, SC, School District General Obligation, “A”, 5%, 3/01/2025	4,140,000	4,783,597
Lexington County, SC, School District No. 1, “A”, 5%, 3/01/2023	1,030,000	1,099,396
Richland County, SC, School District No. 1, General Obligation Refunding, “D”, 5%, 3/01/2024	1,850,000	2,060,889
Richland County, SC, School District No. 2, General Obligation Refunding, 5%, 3/01/2023	2,825,000	3,016,579
Spartanburg County, SC, School District No. 2 General Obligation, 5%, 3/01/2028	1,030,000	1,260,196
Spartanburg County, SC, School District No. 7, General Obligation, “B”, 5%, 3/01/2048	2,000,000	2,468,455
Spartanburg County, SC, School District No. 7, General Obligation, “D”, 5%, 3/01/2042	3,000,000	3,733,995
		$ 37,844,112
Healthcare Revenue - Hospitals – 10.8%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$255,000	$ 286,455
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	20,000	24,347
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	10,000	12,072
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	120,000	136,032
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	30,000	32,882
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Healthcare), 4%, 10/01/2036	1,500,000	1,697,715
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Healthcare), “B”, 5%, 10/01/2031	1,950,000	1,995,680
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	1,115,000	1,366,414
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2026 (Prerefunded 11/01/2021)	175,000	175,628
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2026	325,000	326,179
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2031	1,000,000	1,145,421
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2032	1,000,000	1,142,739
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2035	1,000,000	1,154,487
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2036	1,000,000	1,154,740
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 5%, 12/01/2046	2,000,000	2,502,281
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Anmed Health), 5%, 2/01/2038	1,500,000	1,720,297
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5%, 7/01/2037 (Prerefunded 7/01/2022)	1,250,000	1,294,632
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	2,000,000	2,333,927
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	500,000	551,477
South Carolina Jobs & Economic Development Authority, Hospital Rev. (McLeod Health Projects), 4%, 11/01/2048	2,000,000	2,242,590
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), “A”, 5.25%, 8/01/2030 (Prerefunded 8/01/2023)	1,000,000	1,090,982
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), 5%, 5/01/2037	2,000,000	2,420,195
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2037 (Prerefunded 4/15/2022)	30,000	30,742
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2037	1,970,000	2,013,737
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	3,340,000	3,769,674
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 5%, 4/15/2027	580,000	707,072
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 5%, 4/15/2034	1,000,000	1,275,915
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2036	450,000	529,191
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2037	550,000	644,885
		$ 33,778,388
Healthcare Revenue - Long Term Care – 1.7%
South Carolina Jobs & Economic Development Authority Rev. (Bishop Gadsden Episcopal Retirement Community), “A”, 5%, 4/01/2049	$1,250,000	$ 1,419,412
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 5/01/2043	750,000	759,484
45

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	$250,000	$ 253,290
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2042	750,000	782,174
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036 (n)	1,000,000	1,105,749
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	1,000,000	1,091,195
		$ 5,411,304
Industrial Revenue - Other – 0.3%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$100,000	$ 103,289
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032 (n)	264,765	284,431
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	395,000	456,840
		$ 844,560
Industrial Revenue - Paper – 0.4%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	$1,000,000	$ 1,051,318
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	100,000	112,455
		$ 1,163,773
Miscellaneous Revenue - Other – 0.9%
Florence, SC, Accommodations Fee Rev., 5%, 5/01/2035	$2,550,000	$ 2,907,238
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	45,000	45,100
		$ 2,952,338
Port Revenue – 4.2%
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	$1,820,000	$ 2,086,392
South Carolina Ports Authority Rev., 5%, 7/01/2028	300,000	342,136
South Carolina Ports Authority Rev., 5%, 7/01/2029	450,000	513,476
South Carolina Ports Authority Rev., 5%, 7/01/2033 (Prerefunded 7/01/2025)	500,000	582,892
South Carolina Ports Authority Rev., 5%, 7/01/2036	3,000,000	3,671,146
South Carolina Ports Authority Rev., 4%, 7/01/2055	2,000,000	2,221,345
South Carolina Ports Authority Rev. (tax-exempt), “B”, 5%, 7/01/2044	3,000,000	3,633,670
		$ 13,051,057
Sales & Excise Tax Revenue – 3.1%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029 (w)	$20,000	$ 24,639
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030 (w)	15,000	18,745
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031 (w)	20,000	25,484
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036 (w)	80,000	92,272
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042 (w)	110,000	122,870
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	95,000	111,713
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	185,000	223,476
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	185,000	228,880
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	35,000	44,248
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	85,000	109,405
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	80,000	100,652
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	105,000	132,013
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	40,000	46,607
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	45,000	52,305
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	50,000	58,244
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	49,000	55,065
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	3,610,000	4,094,679
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	450,000	499,010
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	163,000	180,753
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	4,000	4,423
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	71,000	79,595
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	6,000	5,728
46

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	$79,000	$ 71,299
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	14,000	12,057
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	725,000	577,699
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	695,000	515,190
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	5,158,000	1,696,480
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	405,000	449,464
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	100,000	104,332
		$ 9,737,327
Secondary Schools – 0.6%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049 (n)	$250,000	$ 280,534
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042 (Prerefunded 6/01/2022)	220,000	227,079
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2056 (n)	1,400,000	1,465,764
		$ 1,973,377
Single Family Housing - State – 5.3%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$610,000	$ 654,522
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	795,000	882,327
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	865,000	925,293
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2027	520,000	626,671
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2027	500,000	609,873
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 4%, 7/01/2050	2,845,000	3,183,864
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 3%, 1/01/2052	3,180,000	3,475,434
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 3.25%, 1/01/2052	2,970,000	3,241,569
South Carolina Housing, Finance & Development Authority Rev., “A”, 3.75%, 7/01/2043	585,000	622,841
South Carolina Housing, Finance & Development Authority Rev., “A”, 3.8%, 1/01/2049	530,000	563,360
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4.25%, 1/01/2050	900,000	991,392
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, FNMA, 4.75%, 1/01/2049	620,000	690,782
		$ 16,467,928
State & Local Agencies – 12.5%
Berkeley County, SC, School District Special Obligation, 5%, 12/01/2021	$1,000,000	$ 1,007,687
Charleston County, SC, Special Source Rev., “C”, 5%, 12/01/2021	1,000,000	1,007,735
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), “B”, 5%, 12/01/2030 (Prerefunded 12/01/2023)	3,595,000	3,959,862
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	55,000	67,262
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	45,000	54,827
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	25,000	30,362
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.83% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,330,000	1,279,574
Dillon County, SC, School Facilities Corp., 5%, 12/01/2028	590,000	735,886
Dillon County, SC, School Facilities Corp., 5%, 12/01/2032	1,625,000	2,035,499
Dillon County, SC, School Facilities Corp., 5%, 12/01/2033	1,705,000	2,129,015
Florence, SC, Public Facilities Corp., Installment Purchase Rev., “B”, 4%, 11/01/2030	1,035,000	1,261,838
Florence, SC, Public Facilities Corp., Installment Purchase Rev., “B”, 4%, 11/01/2031	500,000	604,389
Florence, SC, Public Facilities Corp., Installment Purchase Rev., “B”, 4%, 11/01/2032	500,000	600,033
Greenwood, SC, Fifty School Facilities, Inc., Installment Purchase Rev. (Greenwood School District No. 50), BAM, 5%, 12/01/2028	3,000,000	3,565,513
Laurens County, SC, School District No. 55, 5%, 12/01/2021	515,000	518,917
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	240,000	301,810
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	465,000	562,300
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	35,000	41,544
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	20,000	25,787
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2033	10,000	12,871
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	10,000	11,826
47

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	$35,000	$ 41,298
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	30,000	35,278
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	30,000	35,139
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2038	45,000	52,530
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	25,000	28,988
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	230,000	274,612
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	490,000	609,643
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2044	815,000	1,002,538
North Charleston, SC, Public Facilities Corp. Refunding Rev., “B”, 4%, 6/01/2038	1,000,000	1,204,909
North Charleston, SC, Public Facilities Corp. Refunding Rev., “B”, 4%, 6/01/2040	1,000,000	1,198,645
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	2,000,000	2,239,478
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	1,115,000	1,337,806
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2028	2,000,000	2,297,341
Square County, SC, Redevelopment Corp. Installment Purchase Rev. (Greenville County, South Carolina Project), 4%, 4/01/2026	400,000	460,941
Square County, SC, Redevelopment Corp. Installment Purchase Rev. (Greenville County, South Carolina Project), 5%, 4/01/2027	655,000	805,246
Square County, SC, Redevelopment Corp. Installment Purchase Rev. (Greenville County, South Carolina Project), 5%, 4/01/2028	400,000	504,258
Square County, SC, Redevelopment Corp. Installment Purchase Rev. (Greenville County, South Carolina Project), 5%, 4/01/2030	300,000	393,771
Square County, SC, Redevelopment Corp. Installment Purchase Rev. (Greenville County, South Carolina Project), 5%, 4/01/2031	400,000	533,302
Square County, SC, Redevelopment Corp. Installment Purchase Rev. (Greenville County, South Carolina Project), 4%, 4/01/2032	350,000	436,063
Square County, SC, Redevelopment Corp. Installment Purchase Rev. (Greenville County, South Carolina Project), 4%, 4/01/2033	600,000	738,844
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2026	1,000,000	1,164,560
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2027	1,195,000	1,388,032
Williamsburg County, SC, Public Facilities Corp. Installment Purchase Refunding Rev. (Williamsburg County Project), BAM, 4%, 6/01/2027	890,000	1,040,546
Williamsburg County, SC, Public Facilities Corp. Installment Purchase Refunding Rev. (Williamsburg County Project), BAM, 4%, 6/01/2029	535,000	643,477
Williamsburg County, SC, Public Facilities Corp. Installment Purchase Refunding Rev. (Williamsburg County Project), BAM, 4%, 6/01/2031	500,000	600,978
		$ 38,882,760
Tax - Other – 3.3%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$940,000	$ 1,103,641
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	180,000	208,375
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	95,000	109,816
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	285,000	324,636
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	1,260,000	1,587,422
Myrtle Beach, SC, Tax Increment Refunding Bonds Rev. (Myrtle Beach Air Force Base Redevelopment Project Area), 5%, 10/01/2030	1,000,000	1,172,321
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	2,000,000	2,371,974
North Charleston, SC, Limited Obligation Bond (Tax Increment Pledge), 4%, 10/01/2032	685,000	830,692
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	405,000	414,748
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	440,000	468,245
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	50,000	53,927
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	1,245,000	1,357,018
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	165,000	186,486
		$ 10,189,301
Tax Assessment – 0.4%
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.375%, 11/01/2049 (n)	$1,000,000	$ 1,114,635
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	20,000	22,901
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	18,000	21,184
		$ 1,158,720
Tobacco – 0.3%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$150,000	$ 188,457
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	280,000	311,357
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	3,020,000	483,380
		$ 983,194
48

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – 0.3%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$275,000	$ 285,949
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	535,000	553,712
		$ 839,661
Transportation - Special Tax – 5.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$680,000	$ 684,416
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	20,000	20,277
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	1,125,000	1,246,389
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	90,000	98,178
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	600,000	625,298
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2038 (w)	85,000	97,720
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2039 (w)	175,000	200,557
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2040 (w)	170,000	194,333
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2041 (w)	145,000	165,334
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2029 (w)	80,000	98,273
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2030 (w)	70,000	87,350
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2031 (w)	110,000	139,404
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2032 (w)	80,000	103,272
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2033 (w)	100,000	128,162
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2034 (w)	95,000	121,082
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035 (w)	95,000	120,382
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2036 (w)	100,000	126,049
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037 (w)	50,000	62,738
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	150,000	186,768
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2050	105,000	129,918
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	350,000	416,197
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	125,000	155,521
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	125,000	152,633
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5.25%, 12/15/2021	130,000	131,292
South Carolina Transportation Infrastructure Bank Refunding Rev., “A”, 5%, 10/01/2036	1,205,000	1,471,426
South Carolina Transportation Infrastructure Bank Refunding Rev., “A”, 5%, 10/01/2037	1,500,000	1,828,734
South Carolina Transportation Infrastructure Bank Refunding Rev., “A”, AGM, 5%, 10/01/2035	2,000,000	2,447,116
South Carolina Transportation Infrastructure Bank Rev., “A”, 5%, 10/01/2030	2,000,000	2,523,136
South Carolina Transportation Infrastructure Bank Rev., “A”, 5%, 10/01/2040	2,000,000	2,428,458
		$ 16,190,413
Universities - Colleges – 4.4%
College of Charleston, SC, Academic & Administrative Facilities Refunding Rev., “A”, 5%, 4/01/2028	$1,030,000	$ 1,291,073
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, 5%, 4/01/2022	1,205,000	1,233,372
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	200,000	200,642
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	75,000	75,994
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	125,000	126,875
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	55,000	55,362
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	70,000	71,050
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	390,000	452,174
South Carolina Jobs & Economic Development Authority (Furman University), 5%, 10/01/2028	700,000	807,696
South Carolina Jobs & Economic Development Authority (Wofford College), 5%, 4/01/2035	1,565,000	1,800,681
South Carolina Jobs & Economic Development Authority (Wofford College), 5%, 4/01/2049	2,000,000	2,388,903
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	30,000	30,415
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2035	170,000	170,589
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2040	335,000	336,161
University of South Carolina, Higher Education Facilities Refunding Rev. (Campus Village Project), “A', 5%, 5/01/2041	3,000,000	3,871,125
University of South Carolina, Higher Education Facilities Refunding Rev., ”A“, 5%, 5/01/2040	575,000	691,627
		$ 13,603,739
49

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$435,000	$ 445,875
Utilities - Municipal Owned – 8.8%
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	$145,000	$ 159,365
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	170,000	186,001
Newberry, SC, Combined Public Utility System Refunding Rev., ”A“, AGM, 4%, 9/01/2022	325,000	335,798
Newberry, SC, Combined Public Utility System Refunding Rev., ”A“, AGM, 4%, 9/01/2023	285,000	304,431
Newberry, SC, Combined Public Utility System Refunding Rev., ”A“, AGM, 4%, 9/01/2024	255,000	280,482
Newberry, SC, Combined Public Utility System Refunding Rev., ”A“, AGM, 4%, 9/01/2025	375,000	422,345
Newberry, SC, Combined Public Utility System Refunding Rev., ”A“, AGM, 4%, 9/01/2026	640,000	736,090
Newberry, SC, Combined Public Utility System Refunding Rev., ”A“, AGM, 4%, 9/01/2027	200,000	234,214
Newberry, SC, Combined Public Utility System Refunding Rev., ”A“, AGM, 5%, 9/01/2028	275,000	346,495
Newberry, SC, Combined Public Utility System Refunding Rev., ”A“, AGM, 5%, 9/01/2030	275,000	360,225
Piedmont, SC, Municipal Power Agency Rev., ”A“, 4%, 1/01/2025	2,350,000	2,615,127
Piedmont, SC, Municipal Power Agency Rev., ”B“, 5%, 1/01/2032 (w)	3,000,000	3,857,161
Piedmont, SC, Municipal Power Agency Rev., ”C“, AGM, 5%, 1/01/2030	1,000,000	1,003,333
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	525,000	513,187
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	80,000	78,200
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2022 (a)(d)	40,000	39,250
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	20,000	19,625
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	190,000	186,438
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	20,000	19,500
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	205,000	200,644
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	330,000	322,575
Puerto Rico Electric Power Authority Rev., ”EEE“, 6.05%, 7/01/2032 (a)(d)	115,000	110,400
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2022 (a)(d)	100,000	97,875
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	90,000	87,975
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	15,000	14,663
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	270,000	263,925
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2034	25,000	27,184
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	15,000	14,738
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	40,000	39,250
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	120,000	115,950
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	140,000	137,375
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	45,000	44,156
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	145,000	142,281
Rock Hill, SC, Combined Utility System Rev., ”A“, 4%, 1/01/2049	650,000	739,885
Rock Hill, SC, Utility Systems Rev., 5%, 1/01/2041	1,000,000	1,140,162
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., ”A“, 5%, 6/01/2032	500,000	653,006
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., ”A“, 5%, 6/01/2033	1,000,000	1,299,299
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., ”A“, 4%, 6/01/2035	500,000	593,566
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., ”A“, 4%, 6/01/2036	500,000	591,836
South Carolina Public Service Authority Improvement Rev., ”B“, 4%, 12/01/2038	1,750,000	2,089,567
South Carolina Public Service Authority Improvement Rev., ”B“, 4%, 12/01/2039	1,500,000	1,781,240
South Carolina Public Service Authority Refunding Rev., ”A“, 4%, 12/01/2040	3,000,000	3,506,649
South Carolina Public Service Authority Refunding Rev., ”B“, 5%, 12/01/2038	500,000	544,940
South Carolina Public Service Authority Rev., ”A“, 5%, 12/01/2032	1,000,000	1,297,035
		$ 27,553,443
Utilities - Other – 0.6%
Nebraska Central Plains Energy Project, Gas Project Rev., ”3“, 5%, 9/01/2042	$790,000	$ 823,332
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	130,000	163,347
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2022	290,000	302,920
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2026	570,000	676,756
		$ 1,966,355
50

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – 11.5%
Columbia, SC, Stormwater System Rev. (City Improvements), 5%, 2/01/2038	$755,000	$ 934,354
Columbia, SC, Waterworks & Sewer System Rev., 4%, 2/01/2043	2,000,000	2,302,400
Columbia, SC, Waterworks & Sewer System Rev., ”A“, 4%, 2/01/2044	3,990,000	4,632,407
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	90,000	101,638
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	410,000	458,320
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	300,000	361,601
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), ”B“, 5%, 7/01/2030	500,000	591,470
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), ”B“, 5%, 7/01/2035	500,000	588,965
Lexington County, SC, Joint Municipal Water & Sewer Commission and Improvement Refunding Rev., ”A“, 4%, 6/01/2040	1,235,000	1,453,184
Lexington County, SC, Joint Municipal Water & Sewer Commission and Improvement Refunding Rev., ”A“, 4%, 6/01/2043	1,260,000	1,472,552
Lexington, SC, Waterworks & Sewer Systems Rev., 4%, 6/01/2041	2,000,000	2,319,698
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NPFG, 5%, 7/01/2032	50,000	55,976
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NPFG, 5%, 7/01/2036	60,000	66,962
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	30,000	33,550
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	70,000	78,142
Mount Pleasant, SC, Waterworks & Sewer System Rev., ”A“, 5%, 6/01/2036	1,000,000	1,217,756
Mount Pleasant, SC, Waterworks & Sewer System Rev., ”A“, 5%, 6/01/2037	1,000,000	1,217,752
North Charleston, SC, Sewer District, 5%, 7/01/2039	3,425,000	3,825,370
South Carolina Grand Strand Water & Sewer Authority System Improvement Refunding Rev., ”A“, 4%, 6/01/2046	4,000,000	4,762,199
South Carolina Jobs & Economic Development Authority Rev. (Alligator Rural Water & Sewer Company, Inc. Project), 4%, 3/15/2029	220,000	259,207
South Carolina Jobs & Economic Development Authority Rev. (Alligator Rural Water & Sewer Company, Inc. Project), 4%, 3/15/2030	200,000	238,222
South Carolina Jobs & Economic Development Authority Rev. (Alligator Rural Water & Sewer Company, Inc. Project), 4%, 3/15/2031	250,000	300,698
South Carolina Jobs & Economic Development Authority Rev. (Alligator Rural Water & Sewer Company, Inc. Project), 4%, 3/15/2032	185,000	221,039
Spartanburg, SC, Sanitary Sewer District Convertible Rev., ”B“, 5%, 3/01/2033 (Prerefunded 3/01/2023)	1,000,000	1,067,469
Spartanburg, SC, Sanitary Sewer District Convertible Rev., ”B“, 5%, 3/01/2034	2,000,000	2,281,074
Spartanburg, SC, Water System Refunding & Improvement Rev., ”B“, 5%, 6/01/2039	4,000,000	4,844,735
		$ 35,686,740
Total Municipal Bonds (Identified Cost, $293,589,172)		$306,785,245
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$420,000	$ 374,074
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	800,000	249,271
Total Bonds (Identified Cost, $647,723)		$ 623,345
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 0.04% (v) (Identified Cost, $894,911)	894,911	$ 894,911
Other Assets, Less Liabilities – 1.0%		3,156,142
Net Assets – 100.0%		$311,459,643
See Portfolio Footnotes and Notes to Financial Statements
51

Portfolio of Investments (unaudited) – continued
MFS Tennessee Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 75.0%
Airport Revenue – 3.7%
Memphis-Shelby County, TN, Airport Authority Facilities Rev., 5%, 7/01/2037	$1,000,000	$ 1,210,152
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2030	750,000	965,285
Metropolitan Nashville Airport Authority, TN, Airport Rev., ”B“, 5%, 7/01/2035	1,100,000	1,261,047
		$ 3,436,484
General Obligations - General Purpose – 13.1%
Bedford County, TN, General Obligation Refunding Rev., BAM, 5%, 4/01/2023	$1,190,000	$ 1,274,472
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	245,000	260,534
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), ”B“, 5.5%, 1/01/2037	45,000	50,704
Chicago, IL, General Obligation Refunding Project, ”A“, 5.25%, 1/01/2030	30,000	32,568
Chicago, IL, General Obligation, ”A“, 5%, 1/01/2025	145,000	164,050
Chicago, IL, General Obligation, ”A“, 5%, 1/01/2026	40,000	46,580
Chicago, IL, General Obligation, ”A“, 5%, 1/01/2027	45,000	53,756
Chicago, IL, General Obligation, ”A“, 5.25%, 1/01/2033	175,000	189,283
Commonwealth of Puerto Rico, General Obligation, ”A“, 8%, 7/01/2035 (a)(d)	1,045,000	901,313
Commonwealth of Puerto Rico, Public Improvement, ”A-4“, AGM, 5%, 7/01/2031	90,000	90,626
Jackson, TN, General Obligation, 5%, 6/01/2031	1,000,000	1,268,575
Memphis, TN, General Improvement, 4%, 6/01/2041	1,000,000	1,129,346
Memphis, TN, General Improvement, ”B“, 5%, 4/01/2031	1,000,000	1,110,061
Memphis, TN, General Improvement, ”B“, 5%, 4/01/2034	1,025,000	1,137,813
Metropolitan Government of Nashville & Davidson County, TN, General Obligation, ”C“, 5%, 1/01/2024	500,000	553,234
Nantucket, MA, General Obligation, 5%, 10/01/2022 (w)	1,000,000	1,046,820
New Castle, DE, General Obligation, ”A“, 5%, 10/01/2023 (w)	795,000	870,199
Puerto Rico Public Buildings Authority Government Facilities Rev., ”M-2“, AAC, 10%, 7/01/2035	190,000	200,058
State of Illinois, General Obligation, 5.5%, 5/01/2039	150,000	189,654
State of Illinois, General Obligation, ”A“, 5%, 3/01/2030	120,000	151,266
State of Illinois, General Obligation, ”A“, 5%, 3/01/2031	175,000	223,897
Sullivan County, TN, General Obligation, 5%, 5/01/2027	1,000,000	1,232,679
		$ 12,177,488
General Obligations - Schools – 1.0%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	$25,000	$ 29,890
Williamson County, TN, School District, 5%, 4/01/2026	740,000	885,900
		$ 915,790
Healthcare Revenue - Hospitals – 11.6%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), ”A“, 5%, 10/01/2044	$1,000,000	$ 1,106,773
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), ”A“, 5.25%, 1/01/2045 (Prerefunded 1/01/2023)	500,000	530,455
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), ”A-2“, 5%, 8/01/2044	500,000	608,681
Doylestown, PA, Hospital Rev., ”A“, 4%, 7/01/2045	10,000	10,961
Jackson, TN, Hospital Refunding Rev. (Jackson-Madison County General Hospital), 4%, 4/01/2041	425,000	459,945
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 5%, 4/01/2028	1,500,000	1,717,321
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), ”A“, 5%, 1/01/2033	1,000,000	1,193,711
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (East Tennessee Children's Hospital), 5%, 11/15/2038	1,000,000	1,228,162
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	750,000	863,164
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2036	1,000,000	1,138,146
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	25,000	25,110
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), ”A“, AGM, 5%, 7/01/2046	100,000	114,218
Shelby County, TN, Health, Educational & Housing Facility Board Rev. (Methodist Healthcare), ”A“, 5%, 5/01/2035	1,500,000	1,770,014
		$ 10,766,661
Healthcare Revenue - Long Term Care – 2.6%
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Blakeford at Green Hills), 5%, 7/01/2037 (Prerefunded 7/01/2022)	$1,000,000	$1,033,797
52

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Shelby County, TN, Health, Educational & Housing Facility Board, Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2049	$550,000	$ 594,247
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), ”A“, 4%, 12/01/2026 (w)	245,000	271,944
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2026 (w)	500,000	547,976
		$ 2,447,964
Industrial Revenue - Other – 0.4%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), ”A“, 5.25%, 5/01/2044 (n)	$310,000	$ 358,533
Miscellaneous Revenue - Other – 3.1%
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), ”B“, 3%, 7/01/2022 (n)(w)	$100,000	$ 99,966
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Rev., Public Improvement, ”A“, 5%, 8/01/2023	1,205,000	1,302,330
Metropolitan Nashville Airport Authority, Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 7/01/2026	465,000	465,402
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	980,000	999,740
		$ 2,867,438
Multi-Family Housing Revenue – 0.3%
District of Columbia Housing Finance Agency, Multi-Family Development Program, ”B-2“, 0.5%, 3/01/2027 (Put Date 10/01/2024)	$260,000	$ 259,307
Idaho Housing and Finance Association Multi-Family Housing Rev. (Sunset Landing Apartments Project ), ”A“, 0.7%, 7/01/2024 (w)	45,000	44,978
		$ 304,285
Sales & Excise Tax Revenue – 2.4%
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2029 (w)	$5,000	$ 6,160
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2030 (w)	5,000	6,248
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2031 (w)	5,000	6,371
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2036 (w)	30,000	34,602
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2042 (w)	35,000	39,095
Guam Government Business Privilege Tax Rev., ”A“, 5.25%, 1/01/2036	300,000	303,576
Guam Government Business Privilege Tax Rev., ”D“, 5%, 11/15/2031	270,000	307,222
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2026	40,000	47,037
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2027	80,000	96,638
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2028	75,000	92,789
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2029	20,000	25,285
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2030	35,000	45,049
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2036	35,000	44,035
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2037	50,000	62,863
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 4%, 1/01/2040	50,000	58,244
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	23,000	25,847
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	164,000	186,019
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	226,000	250,614
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	76,000	84,277
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.536%, 7/01/2053	1,000	1,106
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	39,000	43,721
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	3,000	2,864
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	41,000	37,003
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	7,000	6,029
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	380,000	302,794
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027 (n)	105,000	116,528
		$ 2,232,016
Secondary Schools – 0.5%
District of Columbia Rev. (Rocketship D.C.), ”A“, 5%, 6/01/2049 (n)	$250,000	$ 280,534
North Texas Education Finance Corp., Education Rev. (Uplift Education), ”A“, 5.125%, 12/01/2042 (Prerefunded 6/01/2022)	130,000	134,183
		$ 414,717
53

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - Local – 0.5%
Montgomery County, MD, Housing Opportunities Commission Program Rev., ”A“, 4%, 7/01/2049	$450,000	$ 499,300
Single Family Housing - State – 3.9%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), ”D-1“, GNMA, 4%, 11/15/2047	$300,000	$ 322,113
Iowa Finance Authority, Single Family Mortgage Rev., ”A“, GNMA, 4%, 7/01/2047	340,000	364,845
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”A“, 4.25%, 9/01/2049	325,000	360,700
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 4.25%, 1/01/2050	105,000	115,662
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 3%, 7/01/2051	500,000	543,330
Tennessee Housing Development Agency, Residential Finance Program Rev., ”3“, 3.85%, 7/01/2043	10,000	10,465
Tennessee Housing Development Agency, Residential Finance Program Rev., ”3“, 3.75%, 1/01/2050	865,000	956,942
Tennessee Housing Development Agency, Residential Finance Program Rev., ”4“, 4%, 7/01/2043	890,000	970,109
		$ 3,644,166
State & Local Agencies – 4.2%
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 0.83% (LIBOR - 3mo. + 0.75%), 6/01/2037	$795,000	$ 764,858
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047 (Prerefunded 5/01/2028)	135,000	169,768
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047	250,000	302,312
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”AAA“, 5%, 6/15/2026	95,000	113,427
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”LLL“, 5%, 6/15/2039	220,000	273,717
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	335,000	375,113
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), ”A“, AGM, 5%, 6/01/2033	665,000	797,884
Tennessee School Board Authority, Higher Education Facilities Second Program, ”A“, 5%, 11/01/2043 (Prerefunded 11/01/2022)	1,000,000	1,051,629
		$ 3,848,708
Student Loan Revenue – 0.2%
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3%, 12/01/2039	$45,000	$ 47,361
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3.5%, 12/01/2044	115,000	118,091
		$ 165,452
Tax - Other – 2.5%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$495,000	$ 581,173
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2035	105,000	121,552
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2036	60,000	69,357
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2046	175,000	199,338
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), ”A“, 4.75%, 7/01/2027	300,000	290,900
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), ”A“, 5.5%, 7/01/2037	100,000	95,802
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2031	230,000	235,536
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2024	260,000	276,690
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2025	25,000	26,963
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2026	415,000	452,339
		$ 2,349,650
Tax Assessment – 0.6%
Nashville, TN, Metropolitan Development and Housing Agency Rev. (Fifth + Broadway Development), 5.125%, 6/01/2036 (n)	$500,000	$ 569,825
Tobacco – 0.9%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2036	$70,000	$ 87,947
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, ”A-1“, 1.015%, 6/01/2024	500,000	500,134
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, ”B-1“, 4%, 6/01/2050	15,000	16,940
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/2031	220,000	220,564
		$ 825,585
Toll Roads – 0.6%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$165,000	$171,569
54

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – continued
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	$320,000	$ 331,193
		$ 502,762
Transportation - Special Tax – 1.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”J“, NPFG, 5%, 7/01/2029	$15,000	$ 15,207
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.5%, 7/01/2029	665,000	736,754
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2031	45,000	49,089
Metropolitan Transportation Authority Rev., NY, Anticipation Note, ”D-1“, 5%, 9/01/2022	250,000	260,541
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	200,000	237,827
New Jersey Transportation Trust Fund Authority, Transportation Program, ”A“, 5%, 12/15/2039	65,000	80,871
New Jersey Transportation Trust Fund Authority, Transportation Program, ”BB“, 5%, 6/15/2044	70,000	85,475
New Jersey Transportation Trust Fund Authority, Transportation System, ”A“, 5.25%, 12/15/2021	55,000	55,547
		$ 1,521,311
Universities - Colleges – 2.8%
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 5%, 9/01/2030	$375,000	$ 390,436
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Lipscomb University Project), ”A“, 5%, 10/01/2041	1,000,000	1,144,874
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2039	200,000	241,393
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	120,000	120,386
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	5,000	5,006
Shelby County, TN, Health, Educational & Housing Facility Board, Educational Facilities Rev. (Rhodes College), 4%, 8/01/2035	605,000	690,572
University of Puerto Rico Rev., ”P“, NPFG, 5%, 6/01/2025	15,000	15,208
		$ 2,607,875
Universities - Dormitories – 0.6%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CDFI Phase I LLC, University of Tennessee at Chattanooga), 5%, 10/01/2035	$500,000	$ 555,038
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$125,000	$ 128,125
Utilities - Investor Owned – 0.1%
Farmington, NM, Pollution Control Rev. (Public Service Company of New Mexico San Juan Project), ”A“, 0.875%, 6/01/2040 (Put Date 10/01/2026) (w)	$15,000	$ 14,847
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), ”A“, 0.875%, 6/01/2043 (Put Date 10/01/2026)	25,000	24,732
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), ”B“, 1%, 6/01/2043 (Put Date 10/01/2026)	10,000	9,893
		$ 49,472
Utilities - Municipal Owned – 5.2%
Memphis, TN, Electric Systems Rev., 5%, 12/01/2034 (Prerefunded 12/01/2024)	$1,000,000	$ 1,147,285
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., ”A“, 5%, 5/15/2029	1,000,000	1,292,206
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., ”A“, 5%, 5/15/2037	1,000,000	1,210,017
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	260,000	254,150
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	40,000	39,100
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2022 (a)(d)	20,000	19,625
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	10,000	9,813
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	90,000	88,312
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	10,000	9,750
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	100,000	97,875
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	165,000	161,287
Puerto Rico Electric Power Authority Rev., ”EEE“, 6.05%, 7/01/2032 (a)(d)	50,000	48,000
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2022 (a)(d)	40,000	39,150
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	40,000	39,100
55

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	$10,000	$ 9,775
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	130,000	127,075
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2034	10,000	10,874
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	10,000	9,825
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	15,000	14,719
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	65,000	62,806
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	70,000	68,688
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	20,000	19,625
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	60,000	58,875
		$ 4,837,932
Utilities - Other – 1.8%
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2022	$115,000	$ 120,123
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2023	110,000	120,022
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2026	1,200,000	1,424,750
		$ 1,664,895
Water & Sewer Utility Revenue – 10.7%
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2029 (Prerefunded 2/01/2023)	$1,000,000	$ 1,063,481
Clarksville, TN, Water, Sewer & Gas Rev., 4%, 2/01/2038	500,000	578,705
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	65,000	73,406
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	110,000	126,727
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	135,000	155,370
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	380,000	435,651
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	300,000	335,356
Knox County, TN, Hallsdale-Powell Utility District, Waterworks & Sewer Rev., 4%, 4/01/2035	1,000,000	1,171,206
Memphis, TN, Sanitary Sewerage Systems Rev., ”B“, 5%, 10/01/2039	1,000,000	1,287,973
Memphis, TN, Storm Water System Rev., 5%, 10/01/2039	1,410,000	1,731,163
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Rev., 5%, 7/01/2032	2,000,000	2,157,616
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NPFG, 5%, 7/01/2032	30,000	33,585
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NPFG, 5%, 7/01/2036	35,000	39,061
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	20,000	22,367
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	45,000	50,234
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	65,000	73,046
Wilson County, TN, West Wilson Utility District Waterworks Rev., 5%, 6/01/2030	550,000	635,475
		$ 9,970,422
Total Municipal Bonds (Identified Cost, $65,406,558)		$69,661,894
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$149,000	$ 132,707
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	400,000	124,635
Total Bonds (Identified Cost, $268,601)		$ 257,342
Investment Companies (h) – 26.8%
Money Market Funds – 26.8%
MFS Institutional Money Market Portfolio, 0.04% (v) (Identified Cost, $24,949,484)	24,949,486	$ 24,949,486
Other Assets, Less Liabilities – (2.1)%		(1,933,834)
Net Assets – 100.0%		$92,934,888
See Portfolio Footnotes and Notes to Financial Statements
56

Portfolio of Investments (unaudited) – continued
MFS Virginia Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 99.1%
Airport Revenue – 3.3%
Chicago, IL, O'Hare International Airport Rev., Senior Lien, ”B“, 5%, 1/01/2030	$510,000	$ 581,262
Metropolitan Washington, D.C., Airport Authority Rev., ”B“, 5%, 10/01/2027	980,000	1,141,355
Metropolitan Washington, D.C., Airport Authority Rev., ”B“, 5%, 10/01/2028	1,000,000	1,164,648
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., ”A“, 5%, 10/01/2037	1,000,000	1,232,351
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., ”A“, 5%, 10/01/2038	1,000,000	1,235,879
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., ”A“, 4%, 10/01/2039	1,000,000	1,179,755
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., ”A“, 4%, 10/01/2040	1,000,000	1,174,889
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., ”A“, 4%, 10/01/2041	1,000,000	1,171,354
Norfolk, VA, Airport Authority Refunding Rev., ”A“, 5%, 7/01/2028	500,000	629,572
Norfolk, VA, Airport Authority Refunding Rev., ”A“, 5%, 7/01/2029	500,000	642,269
Norfolk, VA, Airport Authority Refunding Rev., ”A“, 5%, 7/01/2030	400,000	523,224
Norfolk, VA, Airport Authority Refunding Rev., ”A“, 5%, 7/01/2031	500,000	665,597
Norfolk, VA, Airport Authority Rev., 5%, 7/01/2029	525,000	674,382
San Francisco, CA, City & County Airports Commission, International Airport Rev., ”B“, 5%, 5/01/2046	1,160,000	1,351,281
		$ 13,367,818
General Obligations - General Purpose – 14.5%
Arlington County, VA, General Obligation Public Improvement, 5%, 6/15/2033	$2,755,000	$ 3,696,069
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	775,000	824,137
Chesterfield County, VA, Public Improvement, ”A“, 4%, 1/01/2036	1,570,000	1,807,208
Chicago, IL, General Obligation, ”A“, 5.5%, 1/01/2033	400,000	451,500
Chicago, IL, General Obligation, ”D“, 5.5%, 1/01/2040	65,000	73,153
Chicago, IL, General Obligation, ”F“, 5.5%, 1/01/2042	475,000	533,548
Commonwealth of Puerto Rico, General Obligation, ”A“, 8%, 7/01/2035 (a)(d)	3,605,000	3,109,312
Commonwealth of Puerto Rico, Public Improvement, ”A-4“, AGM, 5%, 7/01/2031	240,000	241,670
Commonwealth of Virginia, General Obligation, ”B“, 5%, 6/01/2024	1,315,000	1,479,976
Commonwealth of Virginia, General Obligation, ”B“, 5%, 6/01/2026	4,750,000	5,724,745
Fairfax County, VA, Public Improvement, ”A“, 5%, 10/01/2037	2,000,000	2,533,391
Loudoun County, VA, General Obligation Public Improvement, ”A“, 5%, 12/01/2022	3,000,000	3,168,143
Lynchburg, VA, Public Improvement, 5%, 6/01/2026	1,000,000	1,124,603
Newport News, VA, General Obligation Improvement, ”A“, 4%, 2/01/2038	1,425,000	1,672,172
Norfolk, VA, General Obligation Capital Improvement, 5%, 8/01/2043 (Prerefunded 8/01/2028)	2,615,000	3,333,079
Norfolk, VA, General Obligation Capital Improvement, ”A“, 5%, 3/01/2033	3,000,000	3,987,624
Portsmouth, VA, General Obligation Public Improvement, ”A“, 5%, 2/01/2032 (Prerefunded 2/01/2023)	440,000	467,628
Portsmouth, VA, General Obligation Public Improvement, ”A“, 5%, 2/01/2032	60,000	63,809
Prince George County, VA, General Obligation, 5%, 8/01/2027	1,580,000	1,961,180
Prince George County, VA, General Obligation, 5%, 8/01/2028	1,865,000	2,372,376
Prince George County, VA, General Obligation, 5%, 8/01/2029	2,260,000	2,939,258
Puerto Rico Public Buildings Authority Government Facilities Rev., ”M-2“, AAC, 10%, 7/01/2035	170,000	178,999
Puerto Rico Public Buildings Authority Rev., Guaranteed, ”D“, AAC, 5.45%, 7/01/2030	380,000	391,890
Richmond, VA, General Obligation Public Improvement, ”B“, 5%, 7/15/2022	8,040,000	8,346,137
Richmond, VA, Public Improvement, ”A“, 5%, 3/01/2028 (Prerefunded 3/01/2023)	220,000	234,843
State of Illinois, General Obligation, 5.5%, 5/01/2039	270,000	341,378
State of Illinois, General Obligation, 5.75%, 5/01/2045	245,000	310,078
State of Illinois, General Obligation, ”A“, 5%, 3/01/2028	330,000	404,437
State of Illinois, General Obligation, ”A“, 5%, 3/01/2029	495,000	614,603
State of Illinois, General Obligation, ”A“, 5%, 3/01/2030	455,000	573,552
State of Illinois, General Obligation, ”A“, 5%, 3/01/2031	660,000	844,412
Suffolk, VA, General Obligation, 5%, 12/01/2022	2,480,000	2,618,998
Virginia Beach, VA, Public Improvement, ”B“, 5%, 4/01/2022	2,000,000	2,047,794
		$ 58,471,702
General Obligations - Schools – 3.0%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	$70,000	$ 83,692
Virginia Public School Authority, Special Obligation School Financing (Henrico County), 5%, 8/15/2025 (w)	2,405,000	2,816,105
57

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Virginia Public School Authority, Special Obligation School Financing (Henrico County), 5%, 8/15/2027 (w)	$1,345,000	$ 1,669,899
Virginia Public School Authority, Special Obligation School Financing (Prince William County), 5%, 8/01/2025	1,305,000	1,476,795
Virginia Public School Authority, Special Obligation School Refunding (Montgomery County), 5%, 2/01/2025	5,330,000	6,140,862
		$ 12,187,353
Healthcare Revenue - Hospitals – 13.3%
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2037	$2,800,000	$ 3,576,708
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), ”A-2“, 5%, 8/01/2044	30,000	36,521
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), ”A-2“, 5%, 8/01/2049	15,000	18,107
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 5%, 7/01/2033	2,000,000	2,496,431
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 5%, 7/01/2034	1,475,000	1,835,609
Colorado Health Facilities Authority Rev. (CommonSpirit Health), ”A-2“, 4%, 8/01/2044	180,000	204,047
Commonwealth of Virginia, University Health System General Rev., ”A“, 4%, 7/01/2040	2,000,000	2,254,684
Doylestown, PA, Hospital Rev., ”A“, 4%, 7/01/2045	45,000	49,322
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), ”A“, 5%, 5/15/2044	2,000,000	2,233,013
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), ”A“, 4%, 5/15/2048	4,000,000	4,578,421
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health System Project), ”B“, 5%, 5/15/2022	5,000,000	5,147,458
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2031	750,000	831,439
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2033	1,000,000	1,108,585
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), ”A“, 5%, 9/01/2030	1,585,000	1,942,391
Lynchburg, VA, Economic Development Authority Rev. (Centra Health), ”A“, 5%, 1/01/2047	3,000,000	3,460,077
Norfolk, VA, Economic Development Authority Health Care Facilities Rev. (Sentara Healthcare), ”B“, 5%, 11/01/2036	2,875,000	3,012,529
Norfolk, VA, Economic Development Authority Hospital Facilities Refunding Rev. (Sentara Healthcare), ”B“, 4%, 11/01/2048	3,000,000	3,381,207
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), ”A“, 5%, 7/01/2047	1,625,000	2,428,426
Virginia Small Business Financing Authority Health Facilities Rev. (Bon Secours Mercy Health, Inc.), ”A“, 4%, 12/01/2049	3,445,000	3,959,676
Virginia Small Business Financing Authority Rev. (Sentara Healthcare), 4%, 11/01/2039	3,750,000	4,377,944
Virginia Small Business Financing Authority Rev. (Sentara Healthcare), 3%, 11/01/2040	3,370,000	3,631,888
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2028	600,000	697,729
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2030	400,000	463,880
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), ”A“, 5%, 1/01/2044 (Prerefunded 1/01/2024)	2,000,000	2,206,044
		$ 53,932,136
Healthcare Revenue - Long Term Care – 3.4%
Albemarle County, VA, Economic Development Authority, Residential Care Facilities Rev. (Westminster-Canterbury Blue Ridge), ”A“, 5%, 1/01/2042	$1,000,000	$ 1,029,594
Alexandria, VA, Industrial Development Authority, Residential Care Facilities Mortgage Rev. (Goodwin House, Inc.), 5%, 10/01/2030	1,000,000	1,147,253
Fairfax County, VA, Economic Development Authority Residential Care Facilities Rev. (Goodwin House, Inc.), 5%, 10/01/2036	1,000,000	1,119,886
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Lifespire of Virginia.), ”C“, 5%, 12/01/2037	765,000	893,472
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2024	395,000	405,389
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2025	385,000	394,842
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), 4%, 10/01/2040	500,000	564,074
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), 4%, 10/01/2045	720,000	806,147
Lexington, VA, Industrial Development Authority Residential Care Facilities Rev. (Kendal at Lexington), 4%, 1/01/2037	1,000,000	1,071,355
Lexington, VA, Industrial Development Authority Residential Care Facilities Rev. (Kendal at Lexington), ”A“, 5%, 1/01/2042	1,000,000	1,062,118
Prince William County, VA, Industrial Development Authority, Residential Care Facilities Rev. (Westminster at Lake Ridge), 5%, 1/01/2037	1,000,000	1,070,756
Suffolk, VA, Economic Development Facilities First Mortgage Rev. (Lake Prince Center, Inc.), 5%, 9/01/2031	1,000,000	1,100,805
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), ”A“, 5%, 1/01/2033	1,750,000	2,127,598
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Pinnacle Living), ”C“, 5%, 6/01/2042	1,000,000	1,066,735
		$ 13,860,024
58

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Environmental Services – 0.3%
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	$1,000,000	$ 1,050,893
Industrial Revenue - Other – 0.4%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), ”A“, 3.625%, 1/01/2035 (n)	$300,000	$ 309,868
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), ”A“, 4.5%, 5/01/2032 (n)	431,985	464,071
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), ”A“, 5.25%, 5/01/2044 (n)	635,000	734,414
		$ 1,508,353
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	$100,000	$ 111,551
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	130,000	146,192
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), ”A“, 6.375%, 3/01/2019 (a)(d)	1,683,272	168
		$ 257,911
Miscellaneous Revenue - Other – 1.5%
Loudoun County, VA, Economic Development Authority Rev. (Howard Hughes Medical Institute), Capital Appreciation, ”A“, 0%, 7/01/2049	$7,500,000	$ 3,272,764
Rappahannock, VA, Regional Jail Authority Rev., 5%, 10/01/2033 (Prerefunded 10/01/2025)	2,220,000	2,616,255
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	70,000	70,156
		$ 5,959,175
Multi-Family Housing Revenue – 1.3%
Virginia Housing Development Authority Rev., Rental Housing, ”A“, 3.8%, 9/01/2044	$2,000,000	$ 2,168,264
Virginia Housing Development Authority Rev., Rental Housing, ”D“, 3.7%, 10/01/2038	3,000,000	3,288,173
		$ 5,456,437
Parking – 0.9%
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2035	$1,250,000	$ 1,505,488
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2036	1,000,000	1,201,465
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2037	750,000	899,330
		$ 3,606,283
Port Revenue – 1.3%
Virginia Port Authority Facilities Refunding Rev., ”B“, 5%, 7/01/2027	$1,500,000	$ 1,771,404
Virginia Port Authority Facilities Rev, ”A“, 5%, 7/01/2031 (Prerefunded 7/01/2025)	3,000,000	3,485,224
		$ 5,256,628
Sales & Excise Tax Revenue – 3.7%
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2029 (w)	$25,000	$ 30,799
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2030 (w)	20,000	24,993
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2031 (w)	25,000	31,855
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2036 (w)	105,000	121,106
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2042 (w)	140,000	156,380
Hampton Roads, VA, Transportation Accountability Commission, ”A“, 5%, 7/01/2029	1,000,000	1,296,557
Hampton Roads, VA, Transportation Accountability Commission, ”A“, 5%, 7/01/2030	1,000,000	1,322,617
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	77,000	86,530
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	4,818,000	5,464,865
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	717,000	795,090
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	251,000	278,337
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.536%, 7/01/2053	6,000	6,635
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	122,000	136,770
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	11,000	10,501
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	135,000	121,840
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	26,000	22,392
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	1,212,000	965,754
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	1,160,000	859,885
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	7,149,000	2,351,325
59

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027 (n)	$640,000	$ 710,264
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	130,000	135,632
		$ 14,930,127
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C.), ”A“, 5%, 6/01/2056 (n)	$325,000	$ 363,426
Single Family Housing - State – 1.3%
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”A“, 4.25%, 9/01/2049	$1,135,000	$ 1,259,675
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	1,370,000	1,465,493
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 4.25%, 1/01/2050	1,280,000	1,409,980
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., ”A“, FNMA, 4.75%, 1/01/2049	870,000	969,323
		$ 5,104,471
State & Local Agencies – 11.9%
Campbell County, VA, Industrial Development Authority, 4%, 6/01/2039	$1,000,000	$ 1,168,153
Campbell County, VA, Industrial Development Authority, 4%, 6/01/2040	1,000,000	1,165,618
Colorado State University Board of Governors, System Enterprise Refunding Rev., ”E“, 4%, 3/01/2043	1,555,000	1,759,531
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 0.83% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,955,000	1,880,878
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), ”A“, 5%, 10/01/2033	500,000	567,208
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), ”A“, 5%, 10/01/2034	1,000,000	1,132,818
Fairfax County, VA, Public Improvement, ”A“, 5%, 10/01/2025	700,000	798,137
Fairfax County, VA, Redevelopment and Housing Authority Refunding Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2039	3,265,000	3,999,784
Franklin County, VA, Industrial Development Authority, 3%, 10/15/2036	1,000,000	1,079,801
Franklin County, VA, Industrial Development Authority, 3%, 10/15/2037	580,000	624,295
Henry County, VA, Industrial Development Authority, Public Facility Leave Rev., 4%, 11/01/2045	3,000,000	3,349,761
Loudoun County, VA, Economic Development Authority Rev. (Louduon County Public Facilities Project), ”A“, 3%, 12/01/2037	2,000,000	2,229,785
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047 (Prerefunded 5/01/2028)	395,000	496,729
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047	770,000	931,120
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	25,000	32,234
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2033	10,000	12,871
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	65,000	76,867
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	55,000	64,897
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	35,000	41,158
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	35,000	40,995
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2038	50,000	58,367
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	25,000	28,988
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”AAA“, 5%, 6/15/2026	340,000	405,947
New River Valley, VA, Regional Jail Authority Rev., 5%, 10/01/2036	3,205,000	3,836,287
Southampton County, VA, Industrial Development Authority Rev., 5%, 12/01/2021	1,245,000	1,254,510
Virginia College Building Authority, Educational Facilities Rev. (21st Century College and Equipment Programs), ”E-1“, 5%, 2/01/2023	2,140,000	2,276,660
Virginia Port Authority, Port Fund Rev., ”B“, 5%, 7/01/2027	2,510,000	3,053,748
Virginia Public Building Authority, Facilities Rev., ”A“, 4%, 8/01/2039	4,500,000	5,329,192
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, ”C“, 4%, 11/01/2036	3,450,000	4,060,209
Washington, D.C. Metropolitan Area Transit Authority Dedicated Rev. (Green Bonds - Climate Bond Certified), ”A“, 5%, 7/15/2046	5,000,000	6,404,299
		$ 48,160,847
Student Loan Revenue – 0.1%
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3%, 12/01/2039	$150,000	$ 157,871
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3.5%, 12/01/2044	385,000	395,346
		$ 553,217
60

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – 1.4%
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2031	$375,000	$ 384,026
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2024	700,000	744,934
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2025	85,000	91,676
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2026	2,030,000	2,212,649
Triborough Bridge & Tunnel Authority, NY, Payroll Mobility Tax, ”C-3“, 3%, 5/15/2051	1,965,000	2,039,306
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	220,000	248,648
		$ 5,721,239
Tax Assessment – 0.6%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	$745,000	$ 773,439
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	1,000,000	1,086,612
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.15%, 3/01/2035 (n)	500,000	527,426
		$ 2,387,477
Tobacco – 0.2%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2036	$225,000	$ 282,686
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, ”2“, 0%, 6/01/2057	4,495,000	719,467
		$ 1,002,153
Toll Roads – 4.6%
Chesapeake Bay Bridge & Tunnel District First Tier General Resolution Rev., 5%, 7/01/2051	$3,000,000	$ 3,514,383
Metropolitan Washington, D.C., Airport Authority Rev. Senior Lien (Dulles Toll Road), 5%, 10/01/2053	2,000,000	2,041,607
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), ”B“, 4%, 10/01/2044	3,000,000	3,385,181
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), ”B“, AGM, 4%, 10/01/2053	2,830,000	3,223,069
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC Project), 5%, 7/01/2034	2,500,000	2,527,405
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	465,000	483,513
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	905,000	936,654
Virginia Small Business Financing Authority Senior Lien Rev. (95 Express Lanes LLC Project), 5%, 1/01/2044	1,500,000	1,515,739
Virginia Small Business Financing Authority, Senior Lien Private Activity Rev. (Transform 66 P3 Project), 5%, 12/31/2049	1,000,000	1,187,878
		$ 18,815,429
Transportation - Special Tax – 8.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”J“, NPFG, 5%, 7/01/2029	$50,000	$ 50,691
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.5%, 7/01/2029	1,715,000	1,900,051
Commonwealth of Virginia, Federal Transportation Grant Anticipation Rev., 5%, 9/15/2027	1,000,000	1,208,483
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., 5%, 9/15/2033	3,360,000	4,420,076
Commonwealth of Virginia, Transportation Board Interstate 81 Corridor Program Rev., 5%, 5/15/2030	300,000	395,827
Commonwealth of Virginia, Transportation Board Interstate 81 Corridor Program Rev., 5%, 5/15/2031	500,000	673,061
Commonwealth of Virginia, Transportation Board Interstate 81 Corridor Program Rev., 5%, 5/15/2032	300,000	402,557
Commonwealth of Virginia, Transportation Board Interstate 81 Corridor Program Rev., 5%, 5/15/2033	500,000	668,016
Commonwealth of Virginia, Transportation Board Interstate 81 Corridor Program Rev., 5%, 5/15/2034	1,655,000	2,201,378
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 4%, 5/15/2042	3,000,000	3,402,625
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, ”A“, 4%, 5/15/2035	2,750,000	3,195,232
Metropolitan Transportation Authority Rev., NY, Anticipation Note, ”D-1“, 5%, 9/01/2022	850,000	885,839
New Jersey Transportation Trust Fund Authority, ”A“, 4%, 6/15/2038 (w)	115,000	132,210
New Jersey Transportation Trust Fund Authority, ”A“, 4%, 6/15/2039 (w)	230,000	263,589
New Jersey Transportation Trust Fund Authority, ”A“, 4%, 6/15/2040 (w)	215,000	245,774
New Jersey Transportation Trust Fund Authority, ”A“, 4%, 6/15/2041 (w)	190,000	216,645
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2029 (w)	100,000	122,841
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2030 (w)	90,000	112,308
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2031 (w)	145,000	183,759
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2032 (w)	100,000	129,089
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2033 (w)	135,000	173,019
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2034 (w)	130,000	165,691
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2035 (w)	120,000	152,062
61

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2036 (w)	$125,000	$ 157,561
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2037 (w)	65,000	81,559
New Jersey Transportation Trust Fund Authority, Transportation Program, ”A“, 5%, 12/15/2039	190,000	236,392
New Jersey Transportation Trust Fund Authority, Transportation Program, ”BB“, 5%, 6/15/2044	190,000	232,002
New Jersey Transportation Trust Fund Authority, Transportation System, ”A“, 5.25%, 12/15/2021	185,000	186,839
Virginia Port Authority Rev., 5%, 7/01/2030 (Prerefunded 7/01/2025)	1,000,000	1,165,785
Virginia Port Authority Rev., 5%, 7/01/2031 (Prerefunded 7/01/2025)	500,000	582,892
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	1,560,000	1,882,301
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	1,560,000	1,879,151
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., ”B“, 5%, 7/01/2042	3,860,000	4,617,341
		$ 32,322,646
Universities - Colleges – 9.3%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 9/01/2026	$1,190,000	$ 1,181,780
Commonwealth of Virginia, University General Pledge Refunding Rev., ”A“, 4%, 11/01/2037	745,000	857,771
Commonwealth of Virginia, University General Pledge Refunding Rev., ”A“, 4%, 5/01/2048	2,475,000	2,796,454
Lexington, VA, Industrial Development Authority Educational Facilities Rev. (Washington and Lee Universities), ”A“, 5%, 1/01/2043	1,000,000	1,201,424
Montgomery County, VA, Economic Development Authority Rev., Tax-Exempt (Virginia Tech Foundation), ”A“, 4%, 6/01/2037	1,000,000	1,171,656
Montgomery County, VA, Economic Development Authority Rev., Tax-Exempt (Virginia Tech Foundation), ”A“, 4%, 6/01/2038	1,750,000	2,045,888
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	445,000	447,117
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	230,000	233,450
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	595,000	689,855
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), ”A“, 5%, 9/01/2034	1,000,000	1,195,256
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 4%, 4/01/2038	250,000	284,033
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 4%, 4/01/2039	225,000	254,990
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 4%, 4/01/2040	250,000	282,514
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 5%, 4/01/2049	900,000	1,080,840
University of Virginia, General Rev. Pledge Refunding, ”A“, 5%, 6/01/2043 (Prerefunded 6/01/2023)	685,000	739,407
University of Virginia, General Rev. Pledge Refunding, ”B“, 5%, 4/01/2046	2,500,000	2,994,956
University of Virginia, Rector and Visitors General Pledge Rev. (Multi-Year Capital Project), ”A“, 4%, 8/01/2048	2,000,000	2,307,679
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), ”A“, 5%, 7/01/2035 (n)	1,000,000	1,082,033
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), ”B“, 5.25%, 7/01/2035 (n)	1,000,000	1,090,875
Virginia College Building Authority, Educational Facilities Rev. (Randolph-Macon College), 4%, 1/15/2041	1,600,000	1,797,926
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 4%, 6/01/2036	1,280,000	1,483,276
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 3%, 6/01/2041	470,000	483,088
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 4%, 6/01/2046	1,250,000	1,407,962
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NPFG, 5.25%, 1/01/2031	1,000,000	1,272,774
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), ”A“, 5%, 1/01/2040	1,000,000	1,122,659
Virginia Commonwealth University, General Rev., ”A“, 5%, 11/01/2033	4,000,000	5,122,802
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	2,500,000	2,845,765
		$ 37,474,230
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$595,000	$ 609,875
Utilities - Municipal Owned – 3.0%
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	$835,000	$ 816,212
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	130,000	127,075
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2022 (a)(d)	60,000	58,875
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	30,000	29,438
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	305,000	299,281
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	30,000	29,250
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	320,000	313,200
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	535,000	522,962
Puerto Rico Electric Power Authority Rev., ”DDD“, AGM, 3.625%, 7/01/2023	60,000	59,999
Puerto Rico Electric Power Authority Rev., ”DDD“, AGM, 3.65%, 7/01/2024	315,000	314,993
62

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., ”EEE“, 6.05%, 7/01/2032 (a)(d)	$175,000	$ 168,000
Puerto Rico Electric Power Authority Rev., ”PP“, NPFG, 5%, 7/01/2024	25,000	25,346
Puerto Rico Electric Power Authority Rev., ”SS“, AGM, 4.375%, 7/01/2030	30,000	30,034
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2022 (a)(d)	145,000	141,919
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	140,000	136,850
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	25,000	24,438
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	430,000	420,325
Puerto Rico Electric Power Authority Rev., ”UU“, AGM, 4.25%, 7/01/2027	185,000	184,996
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2030	340,000	367,785
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2034	35,000	38,058
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	25,000	24,563
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	60,000	58,875
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	205,000	198,081
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	225,000	220,781
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	70,000	68,687
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	215,000	210,969
Richmond, VA, Public Utility Rev., ”A“, 5%, 1/15/2027 (Prerefunded 1/15/2023)	2,555,000	2,712,442
Richmond, VA, Public Utility Rev., ”A“, 5%, 1/15/2035	2,000,000	2,364,696
Richmond, VA, Public Utility Rev., ”A“, 5%, 1/15/2038 (Prerefunded 1/15/2023)	2,000,000	2,123,242
		$ 12,091,372
Utilities - Other – 0.4%
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2022	$290,000	$ 302,920
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2026	1,140,000	1,353,512
		$ 1,656,432
Water & Sewer Utility Revenue – 11.1%
Fairfax County, VA, Sewer Rev., ”A“, 4%, 7/15/2039	$3,000,000	$ 3,623,561
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2028 (Prerefunded 4/01/2022)	1,000,000	1,023,929
Fairfax County, VA, Water Authority Rev., 4%, 4/01/2032	2,175,000	2,716,437
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2041	3,000,000	3,603,982
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	295,000	339,858
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	375,000	431,584
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,045,000	1,198,040
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	430,000	518,294
Hampton Roads, VA, Sanitation District Wastewater Rev., ”A“, 5%, 10/01/2035 (Prerefunded 10/01/2027)	660,000	821,855
Hampton Roads, VA, Sanitation District Wastewater Rev., ”A“, 4%, 10/01/2037	1,350,000	1,528,762
Hampton Roads, VA, Sanitation District Wastewater Rev., ”A“, 4%, 10/01/2038	1,265,000	1,429,977
Henrico County, VA, Water and Sewer System Rev., 4%, 5/01/2046	1,435,000	1,643,559
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NPFG, 5%, 7/01/2032	80,000	89,561
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NPFG, 5%, 7/01/2036	100,000	111,603
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	50,000	55,917
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	110,000	122,795
Norfolk, VA, Water Rev., 5%, 11/01/2028 (Prerefunded 5/01/2022)	985,000	1,012,562
Norfolk, VA, Water Rev., 5%, 11/01/2028	15,000	15,411
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 3%, 7/01/2044	2,065,000	2,240,709
Virginia Beach, VA, Water & Sewer System Rev., 5%, 10/01/2022	1,310,000	1,372,837
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5%, 11/01/2025 (Prerefunded 11/01/2021)	1,550,000	1,555,681
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, ”B“, 5%, 11/01/2025 (Prerefunded 11/01/2021)	140,000	140,513
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, ”B“, 5%, 11/01/2025	5,000	5,018
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, ”B“, 5%, 11/01/2027 (Prerefunded 11/01/2021)	5,710,000	5,730,929
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, ”B“, 5%, 11/01/2027	45,000	45,165
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, ”B“, 5%, 11/01/2028 (Prerefunded 11/01/2021)	2,960,000	2,970,736
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, ”B“, 5%, 11/01/2028	40,000	40,146
63

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Virginia Resources Authority, Infrastructure Rev., Unrefunded Balance, 5%, 11/01/2025	$45,000	$ 45,165
Virginia Resources Authority, Infrastructure Rev., Virginia Pooled Financing Program, ”C“, 5%, 11/01/2022	1,620,000	1,704,341
Virginia Resources Authority, Infrastructure Rev., Virginia Pooled Financing Program, ”C“, 4%, 11/01/2044	3,235,000	3,811,095
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), Capital Appreciation, 0%, 11/01/2033 (Prerefunded 11/01/2022)	2,245,000	1,480,327
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), Capital Appreciation, 0%, 11/01/2034 (Prerefunded 11/01/2022)	2,250,000	1,417,086
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), Capital Appreciation, 0%, 11/01/2035 (Prerefunded 11/01/2022)	1,950,000	1,171,454
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), Capital Appreciation, 0%, 11/01/2036 (Prerefunded 11/01/2022)	1,250,000	715,291
		$ 44,734,180
Total Municipal Bonds (Identified Cost, $383,371,034)		$400,841,834
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$557,000	$ 496,092
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,200,000	373,907
Total Bonds (Identified Cost, $905,478)		$ 869,999
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 0.04% (v) (Identified Cost, $4,654,379)	4,654,412	$ 4,654,412
Other Assets, Less Liabilities – (0.5)%		(1,830,567)
Net Assets – 100.0%		$404,535,678
See Portfolio Footnotes and Notes to Financial Statements
64

Portfolio of Investments (unaudited) – continued
MFS West Virginia Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.6%
Airport Revenue – 1.1%
Dallas and Fort Worth, TX, International Airport Rev., ”B“, 5%, 11/01/2044	$155,000	$ 162,535
Dallas and Fort Worth, TX, International Airport Rev., ”C“, 5%, 11/01/2045	110,000	110,377
Salt Lake, UT, International Airport Rev., ”A“, 5%, 7/01/2024	90,000	100,966
Salt Lake, UT, International Airport Rev., ”A“, 5%, 7/01/2025	115,000	133,447
Salt Lake, UT, International Airport Rev., ”A“, 5%, 7/01/2026	175,000	208,811
Salt Lake, UT, International Airport Rev., ”A“, 5%, 7/01/2027	220,000	269,306
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”B“, 5%, 12/01/2044	60,000	68,014
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”B“, BAM, 5%, 12/01/2039	70,000	79,467
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”C“, 5%, 12/01/2039	55,000	62,070
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”C“, 5%, 12/01/2044	85,000	95,926
		$ 1,290,919
General Obligations - General Purpose – 13.0%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$260,000	$ 276,485
Commonwealth of Puerto Rico, General Obligation, ”A“, 8%, 7/01/2035 (a)(d)	1,100,000	948,750
Commonwealth of Puerto Rico, Public Improvement, ”A-4“, AGM, 5%, 7/01/2031	95,000	95,661
State of Illinois, General Obligation, 5.5%, 5/01/2039	165,000	208,620
State of Illinois, General Obligation, ”A“, 5%, 3/01/2030	135,000	170,175
State of Illinois, General Obligation, ”A“, 5%, 3/01/2031	195,000	249,485
State of West Virginia, General Obligation Road Bonds, ”A“, 5%, 6/01/2027	720,000	891,250
State of West Virginia, General Obligation Road Bonds, ”A“, 5%, 12/01/2035	1,000,000	1,267,458
State of West Virginia, General Obligation Road Bonds, ”A“, 5%, 12/01/2042	3,000,000	3,881,948
State of West Virginia, General Obligation Road Bonds, ”A“, 5%, 6/01/2044	3,000,000	3,728,320
State of West Virginia, General Obligation Road Bonds, ”B“, 5%, 12/01/2040	1,750,000	2,163,590
State of West Virginia, General Obligation Road Bonds, ”B“, 5%, 6/01/2041	200,000	246,465
State of West Virginia, General Obligation Road Bonds, ”B“, 4%, 12/01/2042	1,000,000	1,155,901
		$ 15,284,108
General Obligations - Schools – 2.3%
Greenbrier County, WV, Board of Education, 4%, 5/01/2024	$590,000	$ 642,070
Monongalia County, WV, Board of Education, 5%, 5/01/2031 (Prerefunded 5/01/2022)	2,000,000	2,055,373
		$ 2,697,443
Healthcare Revenue - Hospitals – 15.7%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), ”A“, 4%, 4/01/2044	$155,000	$ 174,120
Doylestown, PA, Hospital Rev., ”A“, 4%, 7/01/2045	15,000	16,441
Spartanburg County, SC, Regional Health Services District Hospital Rev., ”A“, 4%, 4/15/2043	780,000	880,343
Virginia Small Business Financing Authority Health Facilities Rev. (Bon Secours Mercy Health, Inc.), ”A“, 4%, 12/01/2049	490,000	563,205
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Cabell Huntington Hospital Obligated Group), 4%, 1/01/2038	230,000	259,353
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), ”A“, 5%, 9/01/2028	1,000,000	1,112,424
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), ”A“, 5%, 9/01/2039	1,500,000	1,820,813
West Virginia Hospital Finance Authority Hospital Rev. (Cabell Huntington Hospital Obligated Group), ”A“, 4.125%, 1/01/2047	1,245,000	1,391,266
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), ”A“, ETM, 6.5%, 9/01/2023	660,000	714,896
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044	1,000,000	1,142,556
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), ETM, 5%, 1/01/2044 (Prerefunded 1/01/2024)	1,000,000	1,104,209
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), ”A“, 5%, 6/01/2027	200,000	238,792
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), ”A“, 4%, 6/01/2035	1,500,000	1,673,631
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), ”A“, 5.5%, 6/01/2044 (Prerefunded 6/01/2023)	3,460,000	3,760,412
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, AGM, 4%, 6/01/2051	2,000,000	2,239,845
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), ”A“, 5%, 6/01/2042	1,000,000	1,179,757
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), ”A“, 4%, 6/01/2051	220,000	246,383
		$ 18,518,446
65

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – 1.0%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$420,000	$ 590,860
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), ”A“, 4%, 1/01/2050 (n)	200,000	206,652
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), ”A“, 5.25%, 5/01/2044 (n)	325,000	375,881
		$ 1,173,393
Miscellaneous Revenue - Other – 7.2%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2040	$140,000	$ 149,984
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”1“, 5%, 11/15/2044 (n)	580,000	635,024
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	545,000	555,978
State of West Virginia, Higher Education Policy Commission Community & Technical Colleges Capital Improvement Refunding Rev., 5%, 7/01/2038	200,000	239,203
West Virginia Economic Development Authority, Excess Lottery Rev., 5%, 6/15/2022	250,000	257,865
West Virginia Economic Development Authority, Excess Lottery Rev., ”A“, 5%, 7/01/2038	1,000,000	1,231,437
West Virginia School Building Authority, ”A“, 5%, 7/01/2028	590,000	686,070
West Virginia School Building Authority, ”A“, 3%, 7/01/2033	2,000,000	2,171,484
West Virginia School Building Authority, Excess Lottery Rev., ”B“, 5%, 7/01/2030	1,000,000	1,003,589
West Virginia School Building Authority, Lottery Capital Improvement Rev., “A”, 5%, 7/01/2028	1,500,000	1,620,675
		$ 8,551,309
Sales & Excise Tax Revenue – 5.8%
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2029 (w)	$10,000	$ 12,319
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2030 (w)	5,000	6,248
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2031 (w)	10,000	12,742
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2036 (w)	30,000	34,602
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2042 (w)	45,000	50,265
Guam Government Business Privilege Tax Rev., ”A“, 5.25%, 1/01/2036	335,000	338,993
Guam Government Business Privilege Tax Rev., ”A“, 5.125%, 1/01/2042	790,000	799,178
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A“, 5%, 7/01/2031	500,000	674,260
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), ”A“, 4.125%, 6/01/2043 (n)	1,000,000	1,109,623
Ohio County, WV, Commission Special District Excise Tax Improvement Refunding Rev. (Fort Henry Economic Opportunity Development District - The Highlands Project), ”B“, 2.75%, 3/01/2041	290,000	280,605
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	25,000	28,094
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	1,537,000	1,743,358
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	238,000	263,921
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	83,000	92,040
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.536%, 7/01/2053	1,000	1,106
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	39,000	43,721
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	3,000	2,864
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	45,000	40,613
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	7,000	6,029
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	412,000	328,293
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	396,000	293,547
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	1,503,000	494,341
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027 (n)	120,000	133,174
		$ 6,789,936
Single Family Housing - State – 2.5%
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”A“, 4.25%, 9/01/2049	$355,000	$ 393,995
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 4.25%, 1/01/2050	400,000	440,619
West Virginia Housing Development Fund, ”A“, 3.875%, 11/01/2044	1,500,000	1,607,980
West Virginia Housing Development Fund, ”B“, 1.8%, 5/01/2026	485,000	504,029
		$ 2,946,623
66

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – 7.2%
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047 (Prerefunded 5/01/2028)	$140,000	$ 176,056
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047	260,000	314,404
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	5,000	6,447
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	5,000	5,913
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	20,000	23,599
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	15,000	17,639
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	10,000	11,713
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2038	15,000	17,510
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	10,000	11,595
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”AAA“, 5%, 6/15/2026	105,000	125,366
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2044	1,640,000	869,772
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 5/01/2033	1,000,000	1,001,713
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), AGM, 5%, 6/01/2022	1,000,000	1,003,518
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), ”A“, 5%, 6/01/2029	2,000,000	2,061,199
West Virginia Economic Development Authority, Lease Rev. (Correctional, Juvenile, and Public Safety Facilities), ”A“, 5%, 6/01/2025	255,000	262,924
West Virginia Economic Development Authority, Lease Rev. (State Office Building), ”B“, NPFG, 5.25%, 1/01/2025	410,000	411,592
West Virginia Economic Development Authority, Lease Rev. (State Office Building), ”B“, NPFG, 5.25%, 1/01/2030	1,355,000	1,360,262
West Virginia Hospital Finance Authority Hospital Rev. (Veterans Nursing Home), 5.5%, 3/01/2034	795,000	797,269
		$ 8,478,491
Tax - Other – 2.4%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$535,000	$ 628,136
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2031	945,000	967,744
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2026	95,000	103,548
Virgin Islands Public Finance Authority Rev. (Gross Receipts), AGM, 5%, 10/01/2032	1,000,000	1,034,760
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	113,022
		$ 2,847,210
Tax Assessment – 1.2%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, ”A“, 5%, 6/01/2033	$455,000	$ 455,357
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), 4%, 6/01/2034	1,000,000	1,007,773
		$ 1,463,130
Tobacco – 0.9%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2036	$75,000	$ 94,229
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 4%, 6/01/2048	125,000	138,998
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, ”2“, 5%, 6/01/2055	500,000	565,996
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, ”2“, 0%, 6/01/2057	1,360,000	217,681
		$ 1,016,904
Toll Roads – 2.5%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$155,000	$ 173,604
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	120,000	133,762
West Virginia Parkways Authority, Senior Lien Turnpike Toll Rev., 4%, 6/01/2042	1,250,000	1,478,401
West Virginia Parkways Authority, Turnpike Toll Rev., 4%, 6/01/2047	1,000,000	1,136,723
		$ 2,922,490
Transportation - Special Tax – 4.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”AA-1“, AGM, 4.95%, 7/01/2026	$520,000	$ 523,377
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.5%, 7/01/2029	760,000	842,005
New Jersey Transportation Trust Fund Authority, ”AA“, 4%, 6/15/2050	1,000,000	1,143,049
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	220,000	261,610
New Jersey Transportation Trust Fund Authority, Transportation Program, ”BB“, 4%, 6/15/2044	1,225,000	1,379,317
67

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
West Virginia, Surface Transportation Improvements Special Obligation, ”A“, 5%, 9/01/2025	$1,400,000	$ 1,638,888
		$ 5,788,246
Universities - Colleges – 10.2%
Fairmont, WV, State University Board of Governors Refunding Rev., ”A“, 5%, 6/01/2031	$720,000	$ 940,244
Fairmont, WV, State University Board of Governors Refunding Rev., ”A“, 5%, 6/01/2032	1,050,000	1,394,615
Marshall University, WV, Board of Governors Rev., ”A“, AGM, 5%, 5/01/2030	860,000	1,111,083
Marshall University, WV, Board of Governors Rev., ”A“, AGM, 3%, 5/01/2046	1,000,000	1,051,986
Marshall University, WV, Board of Governors Rev., ”A“, AGM, 4%, 5/01/2050	1,500,000	1,714,530
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	110,000	113,572
West Virginia University, Board of Governors Improvement Rev. (West Virginia University Project), ”A“, 5%, 10/01/2044	1,000,000	1,283,361
West Virginia University, Board of Governors Improvement Rev. (West Virginia University Project), ”A“, 5%, 10/01/2049	1,000,000	1,235,244
West Virginia University, University Systems Rev., ”A“, NPFG, 5.25%, 4/01/2028	2,720,000	3,154,358
		$ 11,998,993
Utilities - Cogeneration – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$240,000	$ 246,000
Utilities - Investor Owned – 1.5%
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), ”A“, 0.625%, 12/01/2038 (Put Date 12/15/2025)	$750,000	$ 742,096
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), ”A“, 1%, 1/01/2041 (Put Date 9/01/2025)	1,000,000	1,000,352
		$ 1,742,448
Utilities - Municipal Owned – 1.6%
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2033	$435,000	$ 480,968
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	285,000	278,587
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	45,000	43,988
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2022 (a)(d)	20,000	19,625
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	10,000	9,813
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	100,000	98,125
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	10,000	9,750
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	110,000	107,662
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	180,000	175,950
Puerto Rico Electric Power Authority Rev., ”EEE“, 6.05%, 7/01/2032 (a)(d)	50,000	48,000
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2022 (a)(d)	40,000	39,150
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	50,000	48,875
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	10,000	9,775
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	145,000	141,737
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2030	135,000	146,032
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2034	10,000	10,874
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	10,000	9,825
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	20,000	19,625
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	70,000	67,638
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	75,000	73,594
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	20,000	19,625
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	65,000	63,781
		$ 1,922,999
Utilities - Other – 0.1%
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2022	$125,000	$ 130,569
Water & Sewer Utility Revenue – 14.3%
Berkeley County, WV, Public Service Sewer District, ”A“, BAM, 5%, 6/01/2036	$1,700,000	$ 1,997,383
Fairmont, WV, Waterworks Rev., AAC, 5.25%, 7/01/2022	75,000	77,470
Fairmont, WV, Waterworks Rev., ”A“, BAM, 4%, 7/01/2027	200,000	232,954
68

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Fairmont, WV, Waterworks Rev., ”A“, BAM, 4%, 7/01/2028	$200,000	$ 236,681
Fairmont, WV, Waterworks Rev., ”A“, BAM, 4%, 7/01/2029	300,000	360,003
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	40,000	45,173
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	180,000	201,213
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2029	20,000	21,818
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2035	20,000	21,623
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	135,000	162,720
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NPFG, 5%, 7/01/2032	35,000	39,183
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NPFG, 5%, 7/01/2036	40,000	44,641
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	20,000	22,367
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	50,000	55,816
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	75,000	84,284
Morgantown, WV, Combined Utility System Rev., ”A“, AGM, 5%, 12/01/2041	1,000,000	1,192,607
Morgantown, WV, Combined Utility System Rev., ”A“, BAM, 4%, 12/01/2033	400,000	476,236
Morgantown, WV, Combined Utility System Rev., ”B“, 5%, 12/01/2043	2,000,000	2,418,517
West Virginia Water Development Authority Rev. (Loan Program II), ”A“, 5%, 11/01/2026	650,000	711,429
West Virginia Water Development Authority Rev. (Loan Program II), ”A-II“, 5%, 11/01/2033	1,475,000	1,780,683
West Virginia Water Development Authority Rev. (Loan Program IV), ”A-IV“, 5%, 11/01/2038	500,000	608,986
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/2038 (Prerefunded 6/01/2023)	3,000,000	3,233,058
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/2043 (Prerefunded 6/01/2023)	1,000,000	1,077,686
Wheeling, WV, Combined Waterworks and Sewerage System Rev., ”A“, BAM, 4%, 6/01/2051	1,500,000	1,754,685
		$ 16,857,216
Total Municipal Bonds (Identified Cost, $106,686,710)		$112,666,873
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$167,000	$ 148,739
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	400,000	124,635
Total Bonds (Identified Cost, $284,871)		$ 273,374
Investment Companies (h) – 3.2%
Money Market Funds – 3.2%
MFS Institutional Money Market Portfolio, 0.04% (v) (Identified Cost, $3,774,215)	3,774,215	$ 3,774,216
Other Assets, Less Liabilities – 0.9%		1,110,131
Net Assets – 100.0%		$117,824,594
Portfolio Footnotes:
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers and in unaffiliated issuers were as follows:
	Affiliated Issuers	Unaffiliated Issuers
Mississippi Fund	$ 3,283,206	$106,518,914
New York Fund	4,014,324	288,772,433
North Carolina Fund	18,403,631	542,357,866
Pennsylvania Fund	6,249,619	192,080,740
South Carolina Fund	894,911	307,408,590
Tennessee Fund	24,949,486	69,919,236
Virginia Fund	4,654,412	401,711,833
West Virginia Fund	3,774,216	112,940,247
69

Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities and percentage of net assets for each fund is as follows:
	Value	Percent of net assets
Mississippi Fund	$ 1,193,877	1.1%
New York Fund	12,792,458	4.4%
North Carolina Fund	6,085,711	1.1%
Pennsylvania Fund	3,266,140	1.6%
South Carolina Fund	5,988,383	1.9%
Tennessee Fund	1,682,728	1.8%
Virginia Fund	8,425,513	2.1%
West Virginia Fund	2,733,728	2.3%
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
SOFR	Secured Overnight Financing Rate
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See Notes to Financial Statements
70

Financial Statements
Statements of Assets and Liabilities
At 9/30/21 (unaudited)
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $99,949,653, $269,556,640, $512,352,580, and $180,345,485, respectively)	$106,518,914	$288,772,433	$542,357,866	$192,080,740
Investments in affiliated issuers, at value (identified cost, $3,283,206, $4,014,324, $18,403,574, and $6,249,619, respectively)	3,283,206	4,014,324	18,403,631	6,249,619
Cash	5,672	6,228	11,984	39,146
Receivables for
Investments sold	1,625,000	2,615,708	894,001	560,538
Fund shares sold	10,380	62,297	491,270	160,220
When-issued investments sold	401,292	161,073	—	—
Interest	1,089,176	2,965,416	6,872,048	2,077,433
Receivable from investment adviser	—	—	—	3,953
Other assets	13,548	9,893	11,079	8,988
Total assets	$112,947,188	$298,607,372	$569,041,879	$201,180,637
Liabilities
Payables for
Distributions	$8,622	$59,204	$51,377	$41,729
Fund shares reacquired	71,389	211,706	655,722	142,155
When-issued investments purchased	744,914	5,533,533	3,676,044	1,424,952
Payable to affiliates
Investment adviser	2,685	1,521	13,529	—
Administrative services fee	140	269	463	202
Shareholder servicing costs	16,582	50,227	97,361	31,376
Distribution and service fees	518	3,102	6,912	817
Payable for independent Trustees' compensation	—	—	2,769	—
Accrued expenses and other liabilities	36,403	47,310	58,855	43,733
Total liabilities	$881,253	$5,906,872	$4,563,032	$1,684,964
Net assets	$112,065,935	$292,700,500	$564,478,847	$199,495,673
Net assets consist of
Paid-in capital	$108,197,549	$276,022,945	$545,800,939	$189,593,332
Total distributable earnings (loss)	3,868,386	16,677,555	18,677,908	9,902,341
Net assets	$112,065,935	$292,700,500	$564,478,847	$199,495,673
71

Statements of Assets and Liabilities (unaudited) – continued
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net assets
Class A	$93,751,840	$173,397,519	$364,504,690	$143,119,020
Class B	96,590	861,796	388,680	709,984
Class C	—	12,280,045	34,532,985	—
Class I	15,249,149	100,526,497	122,596,732	36,583,537
Class R6	2,968,356	5,634,643	42,455,760	19,083,132
Total net assets	$112,065,935	$292,700,500	$564,478,847	$199,495,673
Shares of beneficial interest outstanding
Class A	9,440,916	15,169,965	30,450,596	13,386,890
Class B	9,709	75,584	32,511	66,237
Class C	—	1,075,633	2,886,571	—
Class I	1,538,041	9,943,456	12,286,320	3,592,423
Class R6	299,391	557,459	4,254,724	1,873,155
Total shares of beneficial interest outstanding	11,288,057	26,822,097	49,910,722	18,918,705
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$9.93	$11.43	$11.97	$10.69
Offering price per share (100 / 95.75 x net asset value per share)	$10.37	$11.94	$12.50	$11.16
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$9.95	$11.40	$11.96	$10.72
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$—	$11.42	$11.96	$—
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.91	$10.11	$9.98	$10.18
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.91	$10.11	$9.98	$10.19
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements
72

Statements of Assets and Liabilities (unaudited) – continued
At 9/30/21	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $294,236,895, $65,675,159, $384,276,512, and $106,971,581, respectively)	$307,408,590	$69,919,236	$401,711,833	$112,940,247
Investments in affiliated issuers, at value (identified cost, $894,911, $24,949,484, $4,654,379, and $3,774,215, respectively)	894,911	24,949,486	4,654,412	3,774,216
Cash	6,661	2,047	8,553	2,499
Receivables for
Investments sold	5,426,293	709,393	558,341	20,283
Fund shares sold	555,726	953,435	539,403	61,201
Interest	3,414,878	888,625	4,725,282	1,378,651
Receivable from investment adviser	—	45,319	1,840	4,788
Other assets	12,382	4	11,366	12,500
Total assets	$317,719,441	$97,467,545	$412,211,030	$118,194,385
Liabilities
Payables for
Distributions	$23,432	$943,210	$69,952	$12,016
Investments purchased	—	10,598	—	—
Fund shares reacquired	236,927	474,219	316,993	174,690
When-issued investments purchased	5,895,989	3,028,807	7,150,468	115,469
Payable to affiliates
Investment adviser	7,457	—	—	—
Administrative services fee	282	127	348	144
Shareholder servicing costs	45,876	19,364	76,572	23,407
Distribution and service fees	3,123	917	4,332	1,368
Payable for independent Trustees' compensation	2,802	500	2,786	2,801
Accrued expenses and other liabilities	43,910	54,915	53,901	39,896
Total liabilities	$6,259,798	$4,532,657	$7,675,352	$369,791
Net assets	$311,459,643	$92,934,888	$404,535,678	$117,824,594
Net assets consist of
Paid-in capital	$303,273,678	$90,318,924	$393,992,794	$115,548,378
Total distributable earnings (loss)	8,185,965	2,615,964	10,542,884	2,276,216
Net assets	$311,459,643	$92,934,888	$404,535,678	$117,824,594
73

Statements of Assets and Liabilities (unaudited) – continued
	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Net assets
Class A	$227,505,207	$66,962,044	$259,678,302	$99,554,826
Class B	170,225	—	439,399	67,272
Class C	—	—	13,906,209	—
Class I	64,614,580	25,142,966	103,687,154	16,827,886
Class R6	19,169,631	829,878	26,824,614	1,374,610
Total net assets	$311,459,643	$92,934,888	$404,535,678	$117,824,594
Shares of beneficial interest outstanding
Class A	18,400,592	6,352,503	22,681,781	8,863,778
Class B	13,776	—	38,408	5,991
Class C	—	—	1,214,993	—
Class I	6,450,622	2,552,107	10,420,709	1,702,259
Class R6	1,913,411	84,291	2,693,807	139,079
Total shares of beneficial interest outstanding	26,778,401	8,988,901	37,049,698	10,711,107
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$12.36	$10.54	$11.45	$11.23
Offering price per share (100 / 95.75 x net asset value per share)	$12.91	$11.01	$11.96	$11.73
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$12.36	$—	$11.44	$11.23
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$—	$—	$11.45	$—
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$10.02	$9.85	$9.95	$9.89
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$10.02	$9.85	$9.96	$9.88
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements
74

Financial Statements
Statements of Operations
Six months ended 9/30/21 (unaudited)
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net investment income (loss)
Interest	$1,516,512	$4,308,921	$7,237,254	$2,682,028
Dividends from affiliated issuers	617	772	2,558	931
Other	26	49	79	35
Total investment income	$1,517,155	$4,309,742	$7,239,891	$2,682,994
Expenses
Management fee	$252,036	$660,357	$1,260,735	$440,636
Distribution and service fees	118,358	285,795	633,385	181,994
Shareholder servicing costs	34,671	103,571	189,910	68,793
Administrative services fee	12,798	24,599	41,950	18,249
Independent Trustees' compensation	1,943	3,170	5,084	2,485
Custodian fee	10,269	18,397	30,077	14,887
Shareholder communications	3,554	6,179	9,619	6,101
Audit and tax fees	28,482	28,504	28,530	28,489
Legal fees	3,967	5,375	3,489	5,146
Registration fees	28,544	35,038	36,487	29,809
Miscellaneous	15,018	16,545	18,470	15,558
Total expenses	$509,640	$1,187,530	$2,257,736	$812,147
Fees paid indirectly	(1)	(1)	(2)	(1)
Reduction of expenses by investment adviser and distributor	(78,023)	(51,732)	(36,141)	(136,383)
Net expenses	$431,616	$1,135,797	$2,221,593	$675,763
Net investment income (loss)	$1,085,539	$3,173,945	$5,018,298	$2,007,231
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$128,903	$586,975	$341,698	$266,417
Net realized gain (loss)	$128,903	$586,975	$341,698	$266,417
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$184,969	$1,776,028	$2,072,012	$1,296,648
Net realized and unrealized gain (loss)	$313,872	$2,363,003	$2,413,710	$1,563,065
Change in net assets from operations	$1,399,411	$5,536,948	$7,432,008	$3,570,296
See Notes to Financial Statements
75

Statements of Operations (unaudited) – continued
Six months ended 9/30/21	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Net investment income (loss)
Interest	$3,714,634	$1,474,778	$6,137,819	$1,794,183
Dividends from affiliated issuers	1,459	349	1,221	390
Other	50	26	60	27
Total investment income	$3,716,143	$1,475,153	$6,139,100	$1,794,600
Expenses
Management fee	$697,863	$225,789	$896,496	$265,142
Distribution and service fees	287,459	88,251	395,965	126,891
Shareholder servicing costs	93,569	37,724	152,767	48,903
Administrative services fee	25,683	12,040	31,423	13,177
Independent Trustees' compensation	3,333	2,594	3,980	2,089
Custodian fee	18,362	9,147	21,900	9,424
Shareholder communications	5,724	35,151	7,896	3,788
Audit and tax fees	28,499	9,086	28,638	28,482
Legal fees	4,344	44,800	2,266	955
Registration fees	29,778	37,037	36,880	28,382
Interest expense and fees	—	—	2,057	—
Miscellaneous	16,440	14,266	16,485	15,012
Total expenses	$1,211,054	$515,885	$1,596,753	$542,245
Fees paid indirectly	—	(1)	(4)	(2)
Reduction of expenses by investment adviser and distributor	(19,917)	(122,914)	(92,473)	(50,175)
Net expenses	$1,191,137	$392,970	$1,504,276	$492,068
Net investment income (loss)	$2,525,006	$1,082,183	$4,634,824	$1,302,532
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$440,740	$1,757,353	$469,990	$230,684
Affiliated issuers	—	(2)	—	—
Futures contracts	—	—	—	(8,181)
Net realized gain (loss)	$440,740	$1,757,351	$469,990	$222,503
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$860,968	$(1,028,759)	$(71,529)	$170,698
Affiliated issuers	—	(2)	—	2
Futures contracts	—	—	—	79,267
Net unrealized gain (loss)	$860,968	$(1,028,761)	$(71,529)	$249,967
Net realized and unrealized gain (loss)	$1,301,708	$728,590	$398,461	$472,470
Change in net assets from operations	$3,826,714	$1,810,773	$5,033,285	$1,775,002
See Notes to Financial Statements
76

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Six months ended 9/30/21 (unaudited)	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets
From operations
Net investment income (loss)	$1,085,539	$3,173,945	$5,018,298	$2,007,231
Net realized gain (loss)	128,903	586,975	341,698	266,417
Net unrealized gain (loss)	184,969	1,776,028	2,072,012	1,296,648
Change in net assets from operations	$1,399,411	$5,536,948	$7,432,008	$3,570,296
Total distributions to shareholders	$(1,094,003)	$(3,155,407)	$(4,978,085)	$(1,999,268)
Change in net assets from fund share transactions	$2,703,871	$5,525,201	$18,504,421	$11,415,410
Total change in net assets	$3,009,279	$7,906,742	$20,958,344	$12,986,438
Net assets
At beginning of period	109,056,656	284,793,758	543,520,503	186,509,235
At end of period	$112,065,935	$292,700,500	$564,478,847	$199,495,673
Six months ended 9/30/21 (unaudited)	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Change in net assets
From operations
Net investment income (loss)	$2,525,006	$1,082,183	$4,634,824	$1,302,532
Net realized gain (loss)	440,740	1,757,351	469,990	222,503
Net unrealized gain (loss)	860,968	(1,028,761)	(71,529)	249,967
Change in net assets from operations	$3,826,714	$1,810,773	$5,033,285	$1,775,002
Total distributions to shareholders	$(2,514,460)	$(1,889,010)	$(4,309,676)	$(1,312,929)
Change in net assets from fund share transactions	$19,358,074	$(7,263,643)	$20,443,548	$2,997,618
Total change in net assets	$20,670,328	$(7,341,880)	$21,167,157	$3,459,691
Net assets
At beginning of period	290,789,315	100,276,768	383,368,521	114,364,903
At end of period	$311,459,643	$92,934,888	$404,535,678	$117,824,594
See Notes to Financial Statements
77

Statements of Changes in Net Assets – continued
Year ended 3/31/21	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets
From operations
Net investment income (loss)	$2,453,632	$7,242,791	$11,752,260	$4,438,214
Net realized gain (loss)	330,567	678,932	2,064,543	673,571
Net unrealized gain (loss)	2,507,375	9,128,733	17,451,614	4,984,720
Change in net assets from operations	$5,291,574	$17,050,456	$31,268,417	$10,096,505
Total distributions to shareholders	$(2,422,939)	$(7,154,905)	$(11,694,845)	$(4,456,885)
Change in net assets from fund share transactions	$5,469,528	$(3,957,478)	$43,206,435	$22,693,436
Total change in net assets	$8,338,163	$5,938,073	$62,780,007	$28,333,056
Net assets
At beginning of period	100,718,493	278,855,685	480,740,496	158,176,179
At end of period	$109,056,656	$284,793,758	$543,520,503	$186,509,235
Year ended 3/31/21	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Change in net assets
From operations
Net investment income (loss)	$5,602,178	$2,542,413	$9,408,848	$2,805,667
Net realized gain (loss)	491,055	283,413	225,381	(56,336)
Net unrealized gain (loss)	7,019,041	3,453,015	10,909,706	2,391,347
Change in net assets from operations	$13,112,274	$6,278,841	$20,543,935	$5,140,678
Total distributions to shareholders	$(5,579,131)	$(2,524,171)	$(9,736,123)	$(2,825,621)
Change in net assets from fund share transactions	$45,917,088	$(2,310,962)	$33,511,986	$4,684,892
Total change in net assets	$53,450,231	$1,443,708	$44,319,798	$6,999,949
Net assets
At beginning of period	237,339,084	98,833,060	339,048,723	107,364,954
At end of period	$290,789,315	$100,276,768	$383,368,521	$114,364,903
See Notes to Financial Statements
78

Financial Statements
Financial Highlights
MFS MISSISSIPPI MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$9.90	$9.63	$9.64	$9.53	$9.64	$10.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.23	$0.28	$0.34	$0.31	$0.34(c)
Net realized and unrealized gain (loss)	0.03	0.27	(0.01)	0.08	(0.11)	(0.39)
Total from investment operations	$0.13	$0.50	$0.27	$0.42	$0.20	$(0.05)
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.23)	$(0.28)	$(0.31)	$(0.31)	$(0.33)
Net asset value, end of period (x)	$9.93	$9.90	$9.63	$9.64	$9.53	$9.64
Total return (%) (r)(s)(t)(x)	1.28(n)	5.20	2.80	4.47	2.07	(0.49)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95(a)	0.97	0.98	1.00	1.00	0.98(c)
Expenses after expense reductions (f)	0.79(a)	0.81	0.82	0.83	0.83	0.81(c)
Net investment income (loss)	1.92(a)	2.33	2.88	3.53	3.21	3.41(c)
Portfolio turnover	8(n)	20	30	16	11	14
Net assets at end of period (000 omitted)	$93,752	$92,395	$86,335	$79,190	$82,526	$84,401
	Six months ended	Year ended
Class B	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$9.92	$9.64	$9.65	$9.54	$9.65	$10.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.18	$0.22	$0.27	$0.25	$0.27(c)
Net realized and unrealized gain (loss)	0.03	0.26	(0.01)	0.09	(0.11)	(0.39)
Total from investment operations	$0.09	$0.44	$0.21	$0.36	$0.14	$(0.12)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.16)	$(0.22)	$(0.25)	$(0.25)	$(0.27)
Net asset value, end of period (x)	$9.95	$9.92	$9.64	$9.65	$9.54	$9.65
Total return (%) (r)(s)(t)(x)	0.95(n)	4.63	2.14	3.79	1.40	(1.25)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70(a)	1.72	1.73	1.75	1.75	1.72(c)
Expenses after expense reductions (f)	1.44(a)	1.46	1.47	1.49	1.50	1.48(c)
Net investment income (loss)	1.27(a)	1.79	2.24	2.87	2.55	2.74(c)
Portfolio turnover	8(n)	20	30	16	11	14
Net assets at end of period (000 omitted)	$97	$115	$626	$659	$1,007	$1,180
See Notes to Financial Statements
79

Financial Highlights − continued
MFS MISSISSIPPI MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$9.89	$9.61	$9.63	$9.51	$9.62	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.24	$0.29	$0.34	$0.32	$0.34(c)
Net realized and unrealized gain (loss)	0.02	0.28	(0.02)	0.09	(0.11)	(0.38)
Total from investment operations	$0.12	$0.52	$0.27	$0.43	$0.21	$(0.04)
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.24)	$(0.29)	$(0.31)	$(0.32)	$(0.34)
Net asset value, end of period (x)	$9.91	$9.89	$9.61	$9.63	$9.51	$9.62
Total return (%) (r)(s)(t)(x)	1.23(n)	5.41	2.79	4.67	2.15	(0.42)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70(a)	0.72	0.72	0.75	0.74	0.75(c)
Expenses after expense reductions (f)	0.69(a)	0.70	0.71	0.74	0.74	0.75(c)
Net investment income (loss)	2.02(a)	2.42	2.96	3.63	3.29	3.44(c)
Portfolio turnover	8(n)	20	30	16	11	14
Net assets at end of period (000 omitted)	$15,249	$13,878	$11,374	$8,672	$6,540	$4,646
	Six months ended	Year ended
Class R6	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.89	$9.61	$9.63	$9.51	$9.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.24	$0.29	$0.35	$0.21
Net realized and unrealized gain (loss)	0.02	0.28	(0.01)	0.09	(0.24)
Total from investment operations	$0.12	$0.52	$0.28	$0.44	$(0.03)
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.24)	$(0.30)	$(0.32)	$(0.22)
Net asset value, end of period (x)	$9.91	$9.89	$9.61	$9.63	$9.51
Total return (%) (r)(s)(t)(x)	1.26(n)	5.48	2.85	4.74	(0.36)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64(a)	0.65	0.66	0.68	0.71(a)
Expenses after expense reductions (f)	0.63(a)	0.64	0.65	0.67	0.70(a)
Net investment income (loss)	2.08(a)	2.47	2.95	3.71	3.33(a)
Portfolio turnover	8(n)	20	30	16	11
Net assets at end of period (000 omitted)	$2,968	$2,668	$2,384	$867	$560

See Notes to Financial Statements
80

Financial Highlights − continued
MFS MISSISSIPPI MUNICIPAL BOND FUND − continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
81

Financial Highlights − continued
MFS NEW YORK MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$11.33	$10.93	$11.00	$10.87	$10.93	$11.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.29	$0.31	$0.40	$0.40	$0.41(c)
Net realized and unrealized gain (loss)	0.10	0.39	(0.08)	0.11	(0.08)	(0.39)
Total from investment operations	$0.22	$0.68	$0.23	$0.51	$0.32	$0.02
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.28)	$(0.30)	$(0.38)	$(0.38)	$(0.40)
Net asset value, end of period (x)	$11.43	$11.33	$10.93	$11.00	$10.87	$10.93
Total return (%) (r)(s)(t)(x)	1.95(n)	6.32	2.08	4.82	2.89	0.15(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87(a)	0.87	0.88	0.89	0.89	0.89(c)
Expenses after expense reductions (f)	0.83(a)	0.84	0.86	0.88	0.88	0.88(c)
Net investment income (loss)	2.11(a)	2.57	2.73	3.75	3.60	3.68(c)
Portfolio turnover	10(n)	45	25	17	23	28
Net assets at end of period (000 omitted)	$173,398	$170,723	$174,514	$154,803	$143,689	$124,890
	Six months ended	Year ended
Class B	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$11.31	$10.90	$10.97	$10.84	$10.90	$11.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.20	$0.22	$0.32	$0.32	$0.33(c)
Net realized and unrealized gain (loss)	0.09	0.41	(0.07)	0.11	(0.09)	(0.40)
Total from investment operations	$0.17	$0.61	$0.15	$0.43	$0.23	$(0.07)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.20)	$(0.22)	$(0.30)	$(0.29)	$(0.31)
Net asset value, end of period (x)	$11.40	$11.31	$10.90	$10.97	$10.84	$10.90
Total return (%) (r)(s)(t)(x)	1.48(n)	5.63	1.32	4.05	2.12	(0.60)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62(a)	1.62	1.63	1.64	1.64	1.64(c)
Expenses after expense reductions (f)	1.58(a)	1.60	1.62	1.63	1.64	1.63(c)
Net investment income (loss)	1.37(a)	1.85	2.00	3.01	2.87	2.94(c)
Portfolio turnover	10(n)	45	25	17	23	28
Net assets at end of period (000 omitted)	$862	$1,063	$2,193	$2,876	$3,980	$5,032
See Notes to Financial Statements
82

Financial Highlights − continued
MFS NEW YORK MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class C	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$11.32	$10.91	$10.98	$10.86	$10.92	$11.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.20	$0.22	$0.32	$0.31	$0.33(c)
Net realized and unrealized gain (loss)	0.10	0.41	(0.07)	0.10	(0.08)	(0.39)
Total from investment operations	$0.18	$0.61	$0.15	$0.42	$0.23	$(0.06)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.20)	$(0.22)	$(0.30)	$(0.29)	$(0.32)
Net asset value, end of period (x)	$11.42	$11.32	$10.91	$10.98	$10.86	$10.92
Total return (%) (r)(s)(t)(x)	1.57(n)	5.63	1.32	3.95	2.12	(0.60)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62(a)	1.62	1.63	1.64	1.64	1.64(c)
Expenses after expense reductions (f)	1.58(a)	1.59	1.62	1.63	1.64	1.63(c)
Net investment income (loss)	1.36(a)	1.83	1.98	2.99	2.85	2.94(c)
Portfolio turnover	10(n)	45	25	17	23	28
Net assets at end of period (000 omitted)	$12,280	$12,260	$15,471	$16,953	$22,932	$25,246
	Six months ended	Year ended
Class I	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$10.02	$9.66	$9.73	$9.61	$9.67	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.28	$0.30	$0.38	$0.38	$0.39(c)
Net realized and unrealized gain (loss)	0.09	0.35	(0.08)	0.10	(0.08)	(0.34)
Total from investment operations	$0.21	$0.63	$0.22	$0.48	$0.30	$0.05
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.27)	$(0.29)	$(0.36)	$(0.36)	$(0.38)
Net asset value, end of period (x)	$10.11	$10.02	$9.66	$9.73	$9.61	$9.67
Total return (%) (r)(s)(t)(x)	2.09(n)	6.65	2.25	5.13	3.07	0.49(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62(a)	0.62	0.63	0.64	0.64	0.64(c)
Expenses after expense reductions (f)	0.58(a)	0.59	0.62	0.63	0.64	0.64(c)
Net investment income (loss)	2.36(a)	2.81	2.97	3.99	3.84	3.97(c)
Portfolio turnover	10(n)	45	25	17	23	28
Net assets at end of period (000 omitted)	$100,526	$95,882	$83,586	$68,415	$57,349	$50,414
See Notes to Financial Statements
83

Financial Highlights − continued
MFS NEW YORK MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class R6	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$10.02	$9.66	$9.73	$9.61	$9.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.28	$0.30	$0.39	$0.24
Net realized and unrealized gain (loss)	0.09	0.36	(0.07)	0.10	(0.23)
Total from investment operations	$0.21	$0.64	$0.23	$0.49	$0.01
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.28)	$(0.30)	$(0.37)	$(0.23)
Net asset value, end of period (x)	$10.11	$10.02	$9.66	$9.73	$9.61
Total return (%) (r)(s)(t)(x)	2.12(n)	6.72	2.31	5.19	0.11(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55(a)	0.56	0.56	0.57	0.60(a)
Expenses after expense reductions (f)	0.52(a)	0.53	0.55	0.57	0.59(a)
Net investment income (loss)	2.41(a)	2.86	3.01	4.04	3.80(a)
Portfolio turnover	10(n)	45	25	17	23
Net assets at end of period (000 omitted)	$5,635	$4,866	$3,092	$1,914	$1,293
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
84

Financial Highlights − continued
MFS NORTH CAROLINA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$11.91	$11.45	$11.59	$11.48	$11.59	$12.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.27	$0.32	$0.40	$0.40	$0.41(c)
Net realized and unrealized gain (loss)	0.06	0.46	(0.13)	0.07	(0.14)	(0.42)
Total from investment operations	$0.17	$0.73	$0.19	$0.47	$0.26	$(0.01)
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.27)	$(0.33)	$(0.36)	$(0.37)	$(0.41)
Net asset value, end of period (x)	$11.97	$11.91	$11.45	$11.59	$11.48	$11.59
Total return (%) (r)(s)(t)(x)	1.39(n)	6.42	1.55	4.23	2.28	(0.14)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83(a)	0.84	0.85	0.86	0.87	0.87(c)
Expenses after expense reductions (f)	0.82(a)	0.83	0.83	0.85	0.86	0.86(c)
Net investment income (loss)	1.76(a)	2.29	2.72	3.53	3.39	3.48(c)
Portfolio turnover	10(n)	25	28	19	12	22
Net assets at end of period (000 omitted)	$364,505	$359,286	$326,916	$295,515	$283,545	$263,433
	Six months ended	Year ended
Class B	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$11.90	$11.44	$11.57	$11.46	$11.58	$11.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.19	$0.24	$0.32	$0.31	$0.32(c)
Net realized and unrealized gain (loss)	0.06	0.45	(0.13)	0.07	(0.14)	(0.41)
Total from investment operations	$0.12	$0.64	$0.11	$0.39	$0.17	$(0.09)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.18)	$(0.24)	$(0.28)	$(0.29)	$(0.32)
Net asset value, end of period (x)	$11.96	$11.90	$11.44	$11.57	$11.46	$11.58
Total return (%) (r)(s)(t)(x)	1.01(n)	5.64	0.88	3.46	1.43	(0.81)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59(a)	1.59	1.61	1.62	1.62	1.62(c)
Expenses after expense reductions (f)	1.57(a)	1.58	1.59	1.61	1.62	1.61(c)
Net investment income (loss)	1.02(a)	1.60	2.01	2.78	2.65	2.73(c)
Portfolio turnover	10(n)	25	28	19	12	22
Net assets at end of period (000 omitted)	$389	$416	$788	$1,299	$2,288	$3,303
See Notes to Financial Statements
85

Financial Highlights − continued
MFS NORTH CAROLINA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class C	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$11.91	$11.45	$11.58	$11.47	$11.59	$12.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.18	$0.23	$0.32	$0.31	$0.32(c)
Net realized and unrealized gain (loss)	0.05	0.46	(0.12)	0.07	(0.14)	(0.41)
Total from investment operations	$0.11	$0.64	$0.11	$0.39	$0.17	$(0.09)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.18)	$(0.24)	$(0.28)	$(0.29)	$(0.32)
Net asset value, end of period (x)	$11.96	$11.91	$11.45	$11.58	$11.47	$11.59
Total return (%) (r)(s)(t)(x)	0.92(n)	5.63	0.88	3.45	1.42	(0.81)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58(a)	1.59	1.61	1.62	1.62	1.62(c)
Expenses after expense reductions (f)	1.57(a)	1.58	1.59	1.61	1.62	1.61(c)
Net investment income (loss)	1.02(a)	1.56	1.96	2.78	2.64	2.73(c)
Portfolio turnover	10(n)	25	28	19	12	22
Net assets at end of period (000 omitted)	$34,533	$35,315	$45,135	$38,639	$53,117	$57,868
	Six months ended	Year ended
Class I	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$9.93	$9.55	$9.66	$9.57	$9.66	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.25	$0.29	$0.36	$0.35	$0.37(c)
Net realized and unrealized gain (loss)	0.05	0.38	(0.10)	0.06	(0.10)	(0.34)
Total from investment operations	$0.15	$0.63	$0.19	$0.42	$0.25	$0.03
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.25)	$(0.30)	$(0.33)	$(0.34)	$(0.37)
Net asset value, end of period (x)	$9.98	$9.93	$9.55	$9.66	$9.57	$9.66
Total return (%) (r)(s)(t)(x)	1.52(n)	6.64	1.87	4.46	2.54	0.23(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58(a)	0.59	0.60	0.61	0.62	0.62(c)
Expenses after expense reductions (f)	0.57(a)	0.58	0.59	0.60	0.61	0.62(c)
Net investment income (loss)	2.01(a)	2.52	2.95	3.77	3.62	3.71(c)
Portfolio turnover	10(n)	25	28	19	12	22
Net assets at end of period (000 omitted)	$122,597	$113,800	$83,861	$58,802	$45,147	$38,561
See Notes to Financial Statements
86

Financial Highlights − continued
MFS NORTH CAROLINA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class R6	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.93	$9.55	$9.66	$9.57	$9.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.25	$0.30	$0.37	$0.23
Net realized and unrealized gain (loss)	0.05	0.38	(0.11)	0.05	(0.22)
Total from investment operations	$0.15	$0.63	$0.19	$0.42	$0.01
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.25)	$(0.30)	$(0.33)	$(0.22)
Net asset value, end of period (x)	$9.98	$9.93	$9.55	$9.66	$9.57
Total return (%) (r)(s)(t)(x)	1.55(n)	6.71	1.94	4.54	0.15(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52(a)	0.52	0.53	0.54	0.55(a)
Expenses after expense reductions (f)	0.50(a)	0.51	0.52	0.53	0.55(a)
Net investment income (loss)	2.07(a)	2.59	3.01	3.85	3.64(a)
Portfolio turnover	10(n)	25	28	19	12
Net assets at end of period (000 omitted)	$42,456	$34,703	$24,040	$16,161	$13,198
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
87

Financial Highlights − continued
MFS PENNSYLVANIA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$10.60	$10.24	$10.26	$10.15	$10.19	$10.50
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.27	$0.33	$0.40	$0.40	$0.38
Net realized and unrealized gain (loss)	0.09	0.36	(0.02)	0.07	(0.07)	(0.32)
Total from investment operations	$0.20	$0.63	$0.31	$0.47	$0.33	$0.06
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.27)	$(0.33)	$(0.36)	$(0.37)	$(0.37)
Net asset value, end of period (x)	$10.69	$10.60	$10.24	$10.26	$10.15	$10.19
Total return (%) (r)(s)(t)(x)	1.87(n)	6.21	2.97	4.73	3.29	0.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90(a)	0.92	0.94	0.96	0.97	0.96
Expenses after expense reductions (f)	0.72(a)	0.76	0.78	0.80	0.81	0.80
Net investment income (loss)	2.02(a)	2.55	3.13	3.91	3.90	3.64
Portfolio turnover	6(n)	28	17	16	16	15
Net assets at end of period (000 omitted)	$143,119	$137,727	$117,575	$105,777	$99,319	$98,907
	Six months ended	Year ended
Class B	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$10.62	$10.27	$10.29	$10.18	$10.21	$10.52
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.19	$0.25	$0.32	$0.32	$0.30
Net realized and unrealized gain (loss)	0.10	0.35	(0.02)	0.07	(0.05)	(0.32)
Total from investment operations	$0.17	$0.54	$0.23	$0.39	$0.27	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.19)	$(0.25)	$(0.28)	$(0.30)	$(0.29)
Net asset value, end of period (x)	$10.72	$10.62	$10.27	$10.29	$10.18	$10.21
Total return (%) (r)(s)(t)(x)	1.58(n)	5.32	2.21	3.95	2.62	(0.19)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65(a)	1.67	1.69	1.71	1.72	1.71
Expenses after expense reductions (f)	1.47(a)	1.51	1.53	1.55	1.56	1.56
Net investment income (loss)	1.28(a)	1.86	2.40	3.15	3.15	2.87
Portfolio turnover	6(n)	28	17	16	16	15
Net assets at end of period (000 omitted)	$710	$851	$1,507	$2,373	$3,462	$4,740
See Notes to Financial Statements
88

Financial Highlights − continued
MFS PENNSYLVANIA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$10.09	$9.76	$9.78	$9.67	$9.71	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.26	$0.32	$0.38	$0.39	$0.36
Net realized and unrealized gain (loss)	0.09	0.34	(0.02)	0.08	(0.07)	(0.29)
Total from investment operations	$0.20	$0.60	$0.30	$0.46	$0.32	$0.07
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.27)	$(0.32)	$(0.35)	$(0.36)	$(0.36)
Net asset value, end of period (x)	$10.18	$10.09	$9.76	$9.78	$9.67	$9.71
Total return (%) (r)(s)(t)(x)	1.97(n)	6.18	3.06	4.88	3.37	0.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65(a)	0.67	0.69	0.71	0.71	0.74
Expenses after expense reductions (f)	0.62(a)	0.66	0.68	0.70	0.71	0.73
Net investment income (loss)	2.12(a)	2.64	3.21	4.00	3.99	3.69
Portfolio turnover	6(n)	28	17	16	16	15
Net assets at end of period (000 omitted)	$36,584	$32,103	$26,064	$20,253	$20,579	$19,388
	Six months ended	Year ended
Class R6	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$10.10	$9.76	$9.78	$9.67	$9.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.27	$0.33	$0.40	$0.26
Net realized and unrealized gain (loss)	0.09	0.34	(0.02)	0.07	(0.18)
Total from investment operations	$0.20	$0.61	$0.31	$0.47	$0.08
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.27)	$(0.33)	$(0.36)	$(0.25)
Net asset value, end of period (x)	$10.19	$10.10	$9.76	$9.78	$9.67
Total return (%) (r)(s)(t)(x)	2.00(n)	6.35	3.13	4.94	0.78(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58(a)	0.60	0.61	0.64	0.67(a)
Expenses after expense reductions (f)	0.55(a)	0.59	0.60	0.63	0.66(a)
Net investment income (loss)	2.18(a)	2.71	3.28	4.13	4.02(a)
Portfolio turnover	6(n)	28	17	16	16
Net assets at end of period (000 omitted)	$19,083	$15,830	$13,031	$10,736	$1,205

See Notes to Financial Statements
89

Financial Highlights − continued
MFS PENNSYLVANIA MUNICIPAL BOND FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
90

Financial Highlights − continued
MFS SOUTH CAROLINA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$12.30	$11.94	$11.97	$11.83	$11.91	$12.35
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.25	$0.33	$0.41	$0.38	$0.39(c)
Net realized and unrealized gain (loss)	0.08	0.36	(0.04)	0.10	(0.09)	(0.46)
Total from investment operations	$0.18	$0.61	$0.29	$0.51	$0.29	$(0.07)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.25)	$(0.32)	$(0.37)	$(0.37)	$(0.37)
Net asset value, end of period (x)	$12.36	$12.30	$11.94	$11.97	$11.83	$11.91
Total return (%) (r)(s)(t)(x)	1.27(n)	5.18	2.44	4.39	2.41	(0.56)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85(a)	0.87	0.88	0.90	0.91	0.90(c)
Expenses after expense reductions (f)	0.84(a)	0.84	0.84	0.84	0.84	0.83(c)
Net investment income (loss)	1.56(a)	2.08	2.68	3.49	3.20	3.19(c)
Portfolio turnover	11(n)	23	22	14	15	19
Net assets at end of period (000 omitted)	$227,505	$222,730	$192,059	$156,427	$159,257	$169,953
	Six months ended	Year ended
Class B	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$12.30	$11.93	$11.97	$11.82	$11.90	$12.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.18	$0.24	$0.32	$0.29	$0.30(c)
Net realized and unrealized gain (loss)	0.07	0.35	(0.05)	0.11	(0.09)	(0.46)
Total from investment operations	$0.12	$0.53	$0.19	$0.43	$0.20	$(0.16)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.16)	$(0.23)	$(0.28)	$(0.28)	$(0.28)
Net asset value, end of period (x)	$12.36	$12.30	$11.93	$11.97	$11.82	$11.90
Total return (%) (r)(s)(t)(x)	0.90(n)	4.50	1.59	3.70	1.64	(1.31)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60(a)	1.62	1.64	1.65	1.66	1.65(c)
Expenses after expense reductions (f)	1.59(a)	1.59	1.59	1.59	1.59	1.59(c)
Net investment income (loss)	0.83(a)	1.48	1.96	2.74	2.46	2.44(c)
Portfolio turnover	11(n)	23	22	14	15	19
Net assets at end of period (000 omitted)	$170	$280	$1,200	$1,955	$2,718	$3,777
See Notes to Financial Statements
91

Financial Highlights − continued
MFS SOUTH CAROLINA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$9.97	$9.67	$9.70	$9.58	$9.65	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.23	$0.29	$0.36	$0.33	$0.34(c)
Net realized and unrealized gain (loss)	0.07	0.30	(0.03)	0.08	(0.08)	(0.36)
Total from investment operations	$0.16	$0.53	$0.26	$0.44	$0.25	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.23)	$(0.29)	$(0.32)	$(0.32)	$(0.33)
Net asset value, end of period (x)	$10.02	$9.97	$9.67	$9.70	$9.58	$9.65
Total return (%) (r)(s)(t)(x)	1.41(n)	5.53	2.63	4.71	2.60	(0.21)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60(a)	0.62	0.63	0.65	0.66	0.65(c)
Expenses after expense reductions (f)	0.59(a)	0.59	0.59	0.59	0.59	0.59(c)
Net investment income (loss)	1.81(a)	2.31	2.92	3.74	3.44	3.45(c)
Portfolio turnover	11(n)	23	22	14	15	19
Net assets at end of period (000 omitted)	$64,615	$53,171	$35,189	$28,182	$21,954	$12,140
	Six months ended	Year ended
Class R6	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.97	$9.67	$9.70	$9.58	$9.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.23	$0.29	$0.36	$0.23
Net realized and unrealized gain (loss)	0.07	0.31	(0.03)	0.09	(0.22)
Total from investment operations	$0.16	$0.54	$0.26	$0.45	$0.01
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.24)	$(0.29)	$(0.33)	$(0.22)
Net asset value, end of period (x)	$10.02	$9.97	$9.67	$9.70	$9.58
Total return (%) (r)(s)(t)(x)	1.45(n)	5.59	2.68	4.77	0.08(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54(a)	0.55	0.57	0.58	0.60(a)
Expenses after expense reductions (f)	0.53(a)	0.53	0.53	0.52	0.52(a)
Net investment income (loss)	1.86(a)	2.36	2.95	3.81	3.53(a)
Portfolio turnover	11(n)	23	22	14	15
Net assets at end of period (000 omitted)	$19,170	$14,608	$8,892	$4,341	$2,605

See Notes to Financial Statements
92

Financial Highlights − continued
MFS SOUTH CAROLINA MUNICIPAL BOND FUND − continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
93

Financial Highlights − continued
MFS TENNESSEE MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$10.56	$10.17	$10.36	$10.23	$10.36	$10.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.25	$0.31	$0.36	$0.35	$0.36(c)
Net realized and unrealized gain (loss)	0.07	0.39	(0.19)	0.09	(0.15)	(0.36)
Total from investment operations	$0.18	$0.64	$0.12	$0.45	$0.20	$0.00(w)
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.25)	$(0.31)	$(0.32)	$(0.33)	$(0.34)
Net asset value, end of period (x)	$10.54	$10.56	$10.17	$10.36	$10.23	$10.36
Total return (%) (r)(s)(t)(x)	1.73(n)	6.38	1.13	4.52	1.92	(0.01)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11(a)	0.98	0.98	0.98	0.98	0.96(c)
Expenses after expense reductions (f)	0.86(a)	0.86	0.87	0.88	0.88	0.87(c)
Net investment income (loss)	2.08(a)	2.44	3.00	3.50	3.32	3.42(c)
Portfolio turnover	9(n)	23	34	13	18	11
Net assets at end of period (000 omitted)	$66,962	$70,628	$71,672	$70,930	$84,131	$90,616
	Six months ended	Year ended
Class I	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$9.87	$9.51	$9.68	$9.56	$9.68	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.26	$0.32	$0.36	$0.35	$0.36(c)
Net realized and unrealized gain (loss)	0.06	0.36	(0.17)	0.08	(0.14)	(0.34)
Total from investment operations	$0.18	$0.62	$0.15	$0.44	$0.21	$0.02
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.26)	$(0.32)	$(0.32)	$(0.33)	$(0.34)
Net asset value, end of period (x)	$9.85	$9.87	$9.51	$9.68	$9.56	$9.68
Total return (%) (r)(s)(t)(x)	1.84(n)	6.59	1.46	4.75	2.18	0.19(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86(a)	0.73	0.73	0.73	0.73	0.74(c)
Expenses after expense reductions (f)	0.61(a)	0.61	0.62	0.63	0.63	0.62(c)
Net investment income (loss)	2.33(a)	2.68	3.25	3.77	3.56	3.68(c)
Portfolio turnover	9(n)	23	34	13	18	11
Net assets at end of period (000 omitted)	$25,143	$25,437	$23,156	$23,310	$17,243	$18,416
See Notes to Financial Statements
94

Financial Highlights − continued
MFS TENNESSEE MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class R6	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.86	$9.50	$9.67	$9.55	$9.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.27	$0.32	$0.36	$0.23
Net realized and unrealized gain (loss)	0.08	0.36	(0.17)	0.09	(0.25)
Total from investment operations	$0.20	$0.63	$0.15	$0.45	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.27)	$(0.32)	$(0.33)	$(0.22)
Net asset value, end of period (x)	$9.85	$9.86	$9.50	$9.67	$9.55
Total return (%) (r)(s)(t)(x)	1.98(n)	6.67	1.54	4.84	(0.19)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75(a)	0.66	0.65	0.65	0.69(a)
Expenses after expense reductions (f)	0.54(a)	0.54	0.54	0.55	0.55(a)
Net investment income (loss)	2.43(a)	2.75	3.30	3.83	3.65(a)
Portfolio turnover	9(n)	23	34	13	18
Net assets at end of period (000 omitted)	$830	$4,033	$3,777	$3,081	$3,024
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
95

Financial Highlights − continued
MFS VIRGINIA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$11.42	$11.07	$11.14	$10.98	$11.10	$11.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.29	$0.33	$0.37	$0.38	$0.41(c)
Net realized and unrealized gain (loss)	0.04	0.36	(0.08)	0.13	(0.14)	(0.42)
Total from investment operations	$0.17	$0.65	$0.25	$0.50	$0.24	$(0.01)
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.30)	$(0.32)	$(0.34)	$(0.36)	$(0.40)
Net asset value, end of period (x)	$11.45	$11.42	$11.07	$11.14	$10.98	$11.10
Total return (%) (r)(s)(t)(x)	1.33(n)	5.94	2.22	4.67	2.13	(0.11)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86(a)	0.88	0.91	0.92	0.92	0.91(c)
Expenses after expense reductions (f)	0.81(a)	0.82	0.84	0.84	0.83	0.83(c)
Net investment income (loss)	2.27(a)	2.57	2.88	3.37	3.36	3.60(c)
Portfolio turnover	12(n)	21	24	15	15	13
Net assets at end of period (000 omitted)	$259,678	$251,971	$235,639	$226,366	$221,291	$228,297
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.81(a)	0.81	0.81	0.81	0.81	0.81(c)
See Notes to Financial Statements
96

Financial Highlights − continued
MFS VIRGINIA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class B	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$11.41	$11.06	$11.13	$10.98	$11.10	$11.50
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.21	$0.24	$0.29	$0.29	$0.32(c)
Net realized and unrealized gain (loss)	0.03	0.36	(0.07)	0.12	(0.14)	(0.41)
Total from investment operations	$0.12	$0.57	$0.17	$0.41	$0.15	$(0.09)
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.22)	$(0.24)	$(0.26)	$(0.27)	$(0.31)
Net asset value, end of period (x)	$11.44	$11.41	$11.06	$11.13	$10.98	$11.10
Total return (%) (r)(s)(t)(x)	0.95(n)	5.16	1.46	3.80	1.37	(0.77)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61(a)	1.63	1.66	1.67	1.67	1.66(c)
Expenses after expense reductions (f)	1.56(a)	1.57	1.59	1.60	1.59	1.58(c)
Net investment income (loss)	1.52(a)	1.82	2.14	2.62	2.61	2.82(c)
Portfolio turnover	12(n)	21	24	15	15	13
Net assets at end of period (000 omitted)	$439	$436	$581	$755	$914	$1,118
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.56(a)	1.56	1.56	1.56	1.56	1.56(c)
See Notes to Financial Statements
97

Financial Highlights − continued
MFS VIRGINIA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class C	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$11.42	$11.06	$11.14	$10.98	$11.10	$11.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.21	$0.24	$0.29	$0.29	$0.32(c)
Net realized and unrealized gain (loss)	0.03	0.37	(0.08)	0.13	(0.14)	(0.42)
Total from investment operations	$0.12	$0.58	$0.16	$0.42	$0.15	$(0.10)
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.22)	$(0.24)	$(0.26)	$(0.27)	$(0.31)
Net asset value, end of period (x)	$11.45	$11.42	$11.06	$11.14	$10.98	$11.10
Total return (%) (r)(s)(t)(x)	0.95(n)	5.25	1.36	3.89	1.36	(0.86)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61(a)	1.63	1.66	1.67	1.67	1.66(c)
Expenses after expense reductions (f)	1.56(a)	1.57	1.59	1.60	1.59	1.58(c)
Net investment income (loss)	1.52(a)	1.82	2.13	2.62	2.61	2.85(c)
Portfolio turnover	12(n)	21	24	15	15	13
Net assets at end of period (000 omitted)	$13,906	$14,348	$16,736	$17,665	$24,116	$26,034
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.56(a)	1.56	1.56	1.56	1.56	1.56(c)
See Notes to Financial Statements
98

Financial Highlights − continued
MFS VIRGINIA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$9.93	$9.62	$9.68	$9.55	$9.65	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.28	$0.31	$0.34	$0.35	$0.38(c)
Net realized and unrealized gain (loss)	0.03	0.32	(0.07)	0.11	(0.12)	(0.36)
Total from investment operations	$0.16	$0.60	$0.24	$0.45	$0.23	$0.02
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.29)	$(0.30)	$(0.32)	$(0.33)	$(0.37)
Net asset value, end of period (x)	$9.95	$9.93	$9.62	$9.68	$9.55	$9.65
Total return (%) (r)(s)(t)(x)	1.39(n)	6.26	2.47	4.82	2.42	0.21(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61(a)	0.63	0.66	0.67	0.67	0.67(c)
Expenses after expense reductions (f)	0.56(a)	0.57	0.59	0.60	0.59	0.58(c)
Net investment income (loss)	2.52(a)	2.80	3.12	3.61	3.60	3.83(c)
Portfolio turnover	12(n)	21	24	15	15	13
Net assets at end of period (000 omitted)	$103,687	$94,495	$71,807	$57,139	$43,832	$39,856
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.56(a)	0.56	0.56	0.56	0.56	0.56(c)
See Notes to Financial Statements
99

Financial Highlights − continued
MFS VIRGINIA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class R6	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.93	$9.63	$9.69	$9.55	$9.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.28	$0.31	$0.35	$0.23
Net realized and unrealized gain (loss)	0.04	0.31	(0.06)	0.12	(0.22)
Total from investment operations	$0.17	$0.59	$0.25	$0.47	$0.01
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.29)	$(0.31)	$(0.33)	$(0.23)
Net asset value, end of period (x)	$9.96	$9.93	$9.63	$9.69	$9.55
Total return (%) (r)(s)(t)(x)	1.53(n)	6.23	2.55	5.01	0.05(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53(a)	0.55	0.58	0.59	0.60(a)
Expenses after expense reductions (f)	0.49(a)	0.50	0.51	0.51	0.51(a)
Net investment income (loss)	2.59(a)	2.87	3.20	3.69	3.61(a)
Portfolio turnover	12(n)	21	24	15	15
Net assets at end of period (000 omitted)	$26,825	$22,118	$14,286	$10,153	$6,196
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.49(a)	0.48	0.48	0.48	0.48(a)
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
100

Financial Highlights − continued
MFS WEST VIRGINIA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$11.19	$10.95	$10.98	$10.89	$11.01	$11.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.28	$0.33	$0.38	$0.37	$0.38(c)
Net realized and unrealized gain (loss)	0.04	0.24	(0.03)	0.06	(0.13)	(0.38)
Total from investment operations	$0.16	$0.52	$0.30	$0.44	$0.24	$0.00(w)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.28)	$(0.33)	$(0.35)	$(0.36)	$(0.36)
Net asset value, end of period (x)	$11.23	$11.19	$10.95	$10.98	$10.89	$11.01
Total return (%) (r)(s)(t)(x)	1.47(n)	4.81	2.75	4.09	2.15	0.02(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96(a)	0.97	0.98	0.98	0.97	0.95(c)
Expenses after expense reductions (f)	0.87(a)	0.87	0.86	0.86	0.86	0.86(c)
Net investment income (loss)	2.18(a)	2.51	3.00	3.53	3.34	3.38(c)
Portfolio turnover	16(n)	23	19	17	11	18
Net assets at end of period (000 omitted)	$99,555	$99,380	$98,950	$98,510	$101,013	$111,179
	Six months ended	Year ended
Class B	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$11.18	$10.95	$10.98	$10.88	$11.00	$11.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.20	$0.25	$0.30	$0.29	$0.30(c)
Net realized and unrealized gain (loss)	0.05	0.23	(0.03)	0.06	(0.14)	(0.39)
Total from investment operations	$0.13	$0.43	$0.22	$0.36	$0.15	$(0.09)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.20)	$(0.25)	$(0.26)	$(0.27)	$(0.28)
Net asset value, end of period (x)	$11.23	$11.18	$10.95	$10.98	$10.88	$11.00
Total return (%) (r)(s)(t)(x)	1.19(n)	3.93	1.98	3.40	1.38	(0.81)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71(a)	1.72	1.73	1.73	1.72	1.70(c)
Expenses after expense reductions (f)	1.62(a)	1.62	1.62	1.62	1.62	1.62(c)
Net investment income (loss)	1.45(a)	1.78	2.28	2.77	2.58	2.63(c)
Portfolio turnover	16(n)	23	19	17	11	18
Net assets at end of period (000 omitted)	$67	$109	$155	$494	$613	$866
See Notes to Financial Statements
101

Financial Highlights − continued
MFS WEST VIRGINIA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$9.84	$9.64	$9.67	$9.58	$9.69	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.27	$0.32	$0.36	$0.35	$0.35(c)
Net realized and unrealized gain (loss)	0.05	0.20	(0.03)	0.06	(0.12)	(0.31)
Total from investment operations	$0.17	$0.47	$0.29	$0.42	$0.23	$0.04
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.27)	$(0.32)	$(0.33)	$(0.34)	$(0.35)
Net asset value, end of period (x)	$9.89	$9.84	$9.64	$9.67	$9.58	$9.69
Total return (%) (r)(s)(t)(x)	1.74(n)	4.94	2.95	4.44	2.33	0.37(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70(a)	0.72	0.73	0.73	0.72	0.72(c)
Expenses after expense reductions (f)	0.62(a)	0.62	0.62	0.62	0.62	0.61(c)
Net investment income (loss)	2.41(a)	2.73	3.23	3.75	3.58	3.63(c)
Portfolio turnover	16(n)	23	19	17	11	18
Net assets at end of period (000 omitted)	$16,828	$14,052	$7,545	$6,248	$7,038	$4,820
	Six months ended	Year ended
Class R6	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.84	$9.63	$9.66	$9.58	$9.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.28	$0.32	$0.37	$0.24
Net realized and unrealized gain (loss)	0.05	0.21	(0.03)	0.04	(0.22)
Total from investment operations	$0.17	$0.49	$0.29	$0.41	$0.02
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.28)	$(0.32)	$(0.33)	$(0.23)
Net asset value, end of period (x)	$9.88	$9.84	$9.63	$9.66	$9.58
Total return (%) (r)(s)(t)(x)	1.68(n)	5.13	3.02	4.42	0.18(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62(a)	0.64	0.64	0.64	0.65(a)
Expenses after expense reductions (f)	0.54(a)	0.54	0.54	0.53	0.54(a)
Net investment income (loss)	2.46(a)	2.83	3.27	3.87	3.67(a)
Portfolio turnover	16(n)	23	19	17	11
Net assets at end of period (000 omitted)	$1,375	$824	$715	$246	$130

See Notes to Financial Statements
102

Financial Highlights − continued
MFS WEST VIRGINIA MUNICIPAL BOND FUND − continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
103

Notes to Financial Statements
(unaudited)
(1)  Business and Organization
MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Tennessee Municipal Bond Fund (Tennessee Fund), MFS Virginia Municipal Bond Fund (Virginia Fund), and MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each fund is a diversified series with the exception of Mississippi Fund and West Virginia Fund which are non-diversified.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the funds and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the funds could be taxable to shareholders.
Certain of each fund's investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on each fund's performance. With respect to each fund's accounting for investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — Each fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between each fund and the applicable counterparty. Each fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to each fund, have been included in each fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally
104

Notes to Financial Statements (unaudited) - continued
valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2021 in valuing each fund's assets or liabilities:
	Level 1	Level 2	Level 3	Total
Mississippi Fund
Financial Instruments
Municipal Bonds	$—	$106,282,042	$—	$106,282,042
U.S. Corporate Bonds	—	236,872	—	236,872
Mutual Funds	3,283,206	—	—	3,283,206
Total	$3,283,206	$106,518,914	$—	$109,802,120
New York Fund
Financial Instruments
Municipal Bonds	$—	$288,091,224	$—	$288,091,224
U.S. Corporate Bonds	—	681,209	—	681,209
Mutual Funds	4,014,324	—	—	4,014,324
Total	$4,014,324	$288,772,433	$—	$292,786,757
North Carolina Fund
Financial Instruments
Municipal Bonds	$—	$541,128,113	$—	$541,128,113
U.S. Corporate Bonds	—	1,229,753	—	1,229,753
Mutual Funds	18,403,631	—	—	18,403,631
Total	$18,403,631	$542,357,866	$—	$560,761,497
105

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	Level 1	Level 2	Level 3	Total
Pennsylvania Fund
Financial Instruments
Municipal Bonds	$—	$191,684,470	$—	$191,684,470
U.S. Corporate Bonds	—	396,270	—	396,270
Mutual Funds	6,249,619	—	—	6,249,619
Total	$6,249,619	$192,080,740	$—	$198,330,359
South Carolina Fund
Financial Instruments
Municipal Bonds	$—	$306,785,245	$—	$306,785,245
U.S. Corporate Bonds	—	623,345	—	623,345
Mutual Funds	894,911	—	—	894,911
Total	$894,911	$307,408,590	$—	$308,303,501
Tennessee Fund
Financial Instruments
Municipal Bonds	$—	$69,661,894	$—	$69,661,894
U.S. Corporate Bonds	—	257,342	—	257,342
Mutual Funds	24,949,486	—	—	24,949,486
Total	$24,949,486	$69,919,236	$—	$94,868,722
Virginia Fund
Financial Instruments
Municipal Bonds	$—	$400,841,834	$—	$400,841,834
U.S. Corporate Bonds	—	869,999	—	869,999
Mutual Funds	4,654,412	—	—	4,654,412
Total	$4,654,412	$401,711,833	$—	$406,366,245
West Virginia Fund
Financial Instruments
Municipal Bonds	$—	$112,666,873	$—	$112,666,873
U.S. Corporate Bonds	—	273,374	—	273,374
Mutual Funds	3,774,216	—	—	3,774,216
Total	$3,774,216	$112,940,247	$—	$116,714,463
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — Certain funds use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When certain funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by certain funds during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. At September 30, 2021, the funds did not have any outstanding derivative instruments.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by certain funds for the six months ended September 30, 2021 as reported in the Statements of Operations:
Fund	Risk	Futures Contracts
West Virginia Fund	Interest Rate	$(8,081)
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Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by certain funds for the six months ended September 30, 2021 as reported in the Statements of Operations:
Fund	Risk	Futures Contracts
West Virgina Fund	Interest Rate	$76,267
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, each fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of each fund's credit risk to such counterparty equal to any amounts payable by each fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover each fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The funds may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statements of Operations.
Futures Contracts — Certain funds entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund's maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Inverse Floaters — The Virginia Fund invests in municipal inverse floating rate securities which are structured by the Virginia Fund utilizing the fund's municipal bonds which have already been issued (known as self-deposited secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short-term interest rates. A self-deposited secondary market inverse floating rate security is created when the Virginia Fund transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the trust or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”) which are held by the Virginia Fund. Such self-deposited inverse floaters held by the Virginia Fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the Virginia Fund and amounts owed to the holders of the floating rate certificates under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the Virginia Fund in its Statements of Assets and Liabilities under the caption, “Payable to the holders of the floating rate certificates”. At September 30, 2021, the Virginia Fund did not hold any floating rate certificates. For the six months ended September 30, 2021, the average payable to the holders of the settled floating rate certificates was $191,257 at a weighted average interest rate of 0.01%. Interest expense and fees include interest payments made to the holders of certain floating rate
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Notes to Financial Statements (unaudited) - continued
certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended September 30, 2021, interest expense and fees related to self-deposited inverse floaters amounted to $1,385 and are included in “Interest expense and fees” in the Statements of Operations.
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.
Each fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statements of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, each fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Fees Paid Indirectly — Each fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by each fund. The amount of the credit, for the six months ended September 30, 2021, is shown as a reduction of total expenses in the Statements of Operations.
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, and derivative transactions, as applicable to each fund.
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The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 3/31/21	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Ordinary income (including any short-term capital gains)	$26,771	$85,904	$364,526	$54,673	$67,319	$27,295	$302,307	$28,504
Tax-exempt income	2,396,168	7,069,001	11,330,319	4,402,212	5,511,812	2,496,876	9,433,816	2,797,117
Total distributions	$2,422,939	$7,154,905	$11,694,845	$4,456,885	$5,579,131	$2,524,171	$9,736,123	$2,825,621
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 9/30/21	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Cost of investments	$103,415,844	$273,849,090	$531,028,563	$186,734,104
Gross appreciation	6,535,665	19,701,781	31,074,384	11,899,827
Gross depreciation	(149,389)	(764,114)	(1,341,450)	(303,572)
Net unrealized appreciation (depreciation)	$6,386,276	$18,937,667	$29,732,934	$11,596,255
As of 3/31/21
Undistributed ordinary income	27,218	85,587	180,338	44,692
Undistributed tax-exempt income	452,995	1,074,461	1,915,380	724,661
Capital loss carryforwards	(2,982,963)	(3,461,167)	(12,576,239)	(2,390,597)
Other temporary differences	(191,992)	(566,454)	(948,724)	(357,848)
Net unrealized appreciation (depreciation)	6,257,720	17,163,587	27,653,230	10,310,405
As of 9/30/21	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Cost of investments	$295,552,280	$90,723,381	$389,597,040	$110,907,853
Gross appreciation	13,802,092	4,211,925	20,672,595	6,039,514
Gross depreciation	(1,050,871)	(66,584)	(3,903,390)	(232,904)
Net unrealized appreciation (depreciation)	$12,751,221	$4,145,341	$16,769,205	$5,806,610
As of 3/31/21
Undistributed ordinary income	75,955	9,618	109,923	52,427
Undistributed tax-exempt income	881,417	905,702	1,359,547	490,643
Capital loss carryforwards	(5,765,325)	(3,216,688)	(8,434,271)	(4,128,696)
Other temporary differences	(457,431)	(190,629)	(772,530)	(252,710)
Net unrealized appreciation (depreciation)	12,139,095	5,186,198	17,556,606	5,652,479
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of March 31, 2021, each fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Short-Term	$(1,274,611)	$(3,461,167)	$(11,619,218)	$(2,390,597)	$(4,071,845)	$(2,411,985)	$(5,234,675)	$(1,627,402)
Long-Term	(1,708,352)	—	(957,021)	—	(1,693,480)	(804,703)	(3,199,596)	(2,501,294)
Total	$(2,982,963)	$(3,461,167)	$(12,576,239)	$(2,390,597)	$(5,765,325)	$(3,216,688)	$(8,434,271)	$(4,128,696)
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to
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Notes to Financial Statements (unaudited) - continued
differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Mississippi Fund		New York Fund		North Carolina Fund		Pennsylvania Fund
	Six Months Ended 9/30/21	Year Ended 3/31/21	Six Months Ended 9/30/21	Year Ended 3/31/21	Six Months Ended 9/30/21	Year Ended 3/31/21	Six Months Ended 9/30/21	Year Ended 3/31/21
Class A	$913,085	$2,055,799	$1,833,052	$4,260,533	$3,199,124	$7,895,170	$1,433,808	$3,301,867
Class B	684	4,318	6,374	29,344	2,000	9,137	4,971	22,490
Class C	—	—	83,758	253,482	174,409	626,025	—	—
Class I	150,202	294,859	1,169,534	2,498,450	1,204,087	2,442,306	369,555	759,458
Class R6	30,032	67,963	62,689	113,096	398,465	722,207	190,934	373,070
Total	$1,094,003	$2,422,939	$3,155,407	$7,154,905	$4,978,085	$11,694,845	$1,999,268	$4,456,885
	South Carolina Fund		Tennessee Fund		Virginia Fund		West Virginia Fund
	Six Months Ended 9/30/21	Year Ended 3/31/21	Six Months Ended 9/30/21	Year Ended 3/31/21	Six Months Ended 9/30/21	Year Ended 3/31/21	Six Months Ended 9/30/21	Year Ended 3/31/21
Class A	$1,781,115	$4,250,603	$1,307,998	$1,753,273	$2,723,106	$6,549,795	$1,110,916	$2,488,264
Class B	865	8,828	—	—	2,993	10,591	587	2,229
Class C	—	—	—	—	96,577	300,167	—	—
Class I	571,976	1,051,444	522,463	660,204	1,183,929	2,341,558	188,408	313,431
Class R6	160,504	268,256	57,762	107,166	303,071	534,012	13,018	21,697
Total	$2,514,460	$5,579,131	$1,889,010	$2,524,171	$4,309,676	$9,736,123	$1,312,929	$2,825,621
(3)  Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the funds’ Board of Trustees. For the six months ended September 30, 2021, these management fee reductions amounted to the following, which are included in the reduction of total expenses in the Statements of Operations:
Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$7,192	$18,843	$35,975	$12,573	$19,913	$6,443	$25,581	$7,566
The management fee incurred for the six months ended September 30, 2021 was equivalent to an annual effective rate of 0.44% of each fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:
	New York Fund	North Carolina Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	0.83%	0.84%	0.84%	0.86%	0.81%	0.87%
Class B	1.58%	1.59%	1.59%	N/A	1.56%	1.62%
Class C	1.58%	1.59%	N/A	N/A	1.56%	N/A
Class I	0.58%	0.59%	0.59%	0.61%	0.56%	0.62%
Class R6	0.53%	0.52%	0.53%	0.54%	0.49%	0.55%
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These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until July 31, 2022. For the six months ended September 30, 2021, these reductions amounted to the following for the New York Fund, the Tennessee Fund, the Virginia Fund, and the West Virginia Fund and are included in the reduction of total expenses in the Statements of Operations.
New York Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$32,889	$116,471	$66,774	$42,609
For the six months ended September 30, 2021, the North Carolina Fund’s and South Carolina Fund's actual operating expenses did not exceed the limits described above and therefore, the investment adviser did not pay any portion of the funds' expenses related to these agreements.
Effective August 1, 2021, the investment adviser has agreed in writing to pay a portion of the Pennsylvania Fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of the Pennsylvania Fund’s average daily net assets:
Pennsylvania Fund
Class A	0.69%
Class B	1.44%
Class I	0.59%
Class R6	0.52%
This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until July 31, 2022. For the period from August 1, 2021 through September 30, 2021, this reduction amounted to $16,373 and is included in the reduction of total expenses in the Statements of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2021, as its portion of the initial sales charge on sales of Class A shares of each fund:
Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$2,203	$1,939	$9,404	$7,668	$6,243	$1,817	$5,004	$2,742
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	—	0.25%	0.25%	0.10%	$117,830
New York Fund	—	0.25%	0.25%	0.25%	218,802
North Carolina Fund	—	0.25%	0.25%	0.25%	457,076
Pennsylvania Fund	—	0.25%	0.25%	0.10%	178,077
South Carolina Fund	—	0.25%	0.25%	0.25%	286,404
Tennessee Fund	—	0.25%	0.25%	0.25%	87,688
Virginia Fund	—	0.25%	0.25%	0.25%	322,810
West Virginia Fund	—	0.25%	0.25%	0.25%	126,490
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	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	0.75%	0.25%	1.00%	0.75%	$528
New York Fund	0.75%	0.25%	1.00%	1.00%	4,708
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	1,992
Pennsylvania Fund	0.75%	0.25%	1.00%	0.85%	3,917
South Carolina Fund	0.75%	0.25%	1.00%	1.00%	1,055
Virginia Fund	0.75%	0.25%	1.00%	1.00%	2,200
West Virginia Fund	0.75%	0.25%	1.00%	1.00%	401
	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
New York Fund	0.75%	0.25%	1.00%	1.00%	$62,285
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	174,317
Virginia Fund	0.75%	0.25%	1.00%	1.00%	70,955
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund(c)	Virginia Fund	West Virginia Fund
Total Distribution and Service Fees	$118,358	$285,795	$633,385	$181,994	$287,459	$88,251	$395,965	$126,891
(c)	The Total Distribution and Service Fees for the Tennessee Fund include $563 of Distribution and Service Fees incurred by Class B, prior to Class B shares converting to Class A shares during the six months ended September 30, 2021.
(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2021 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended September 30, 2021, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	$—	$—	$166	$3	$4	$—	$118	$—
Mississippi Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rates to 0.10% and 0.00%, respectively. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2022. For the six months ended September 30, 2021, these reductions amounted to $70,699 and $132 for Class A and Class B, respectively, and are included in the reduction of total expenses in the Statements of Operations.
Pennsylvania Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2022. For the six months ended September 30, 2021, these reductions amounted to $106,847 and $587 for Class A and Class B, respectively, and are included in the reduction of total expenses in the Statements of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2021, were as follows:
CDSC Imposed	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	$554	$3,874	$15,348	$252	$10,069	$95	$2,202	$400
Class B	—	1,280	—	—	52	—	—	—
Class C	N/A	2,476	105	N/A	N/A	N/A	69	N/A
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Notes to Financial Statements (unaudited) - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended September 30, 2021, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Expenses paid	$1,625	$8,620	$10,648	$8,150	$5,217	$1,666	$10,670	$2,528
Percentage of average daily net assets	0.0029%	0.0059%	0.0038%	0.0083%	0.0034%	0.0033%	0.0054%	0.0043%
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended September 30, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$33,046	$94,951	$179,262	$60,643	$88,352	$36,058	$142,097	$46,375
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2021 was equivalent to the following annual effective rates of each fund's average daily net assets:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Percentage of average daily net assets	0.0229%	0.0168%	0.0150%	0.0186%	0.0166%	0.0240%	0.0158%	0.0224%
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The Mississippi Fund, the New York Fund, the Pennsylvania Fund, and the Tennessee Fund no longer participate in the DB plan. The DB plan resulted in a pension expense for the following funds. These amounts are included in “Independent Trustees’ compensation” in the Statements of Operations for the six months ended September 30, 2021:
North Carolina Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$121	$119	$119	$119
The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to the following at September 30, 2021, and is included in “Payable for independent Trustees’ compensation” in the Statements of Assets and Liabilities:
North Carolina Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$2,769	$2,802	$2,786	$2,801
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
113

Notes to Financial Statements (unaudited) - continued
On June 18, 2021, MFS redeemed the following fund shares:
Fund	Class	Shares	Amount
North Carolina Fund	Class R6	5,743	$57,893
Virginia Fund	Class R6	5,774	58,142
(4)  Portfolio Securities
For the six months ended September 30, 2021, purchases and sales of investments, other than short-term obligations, were as follows:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Purchases	$8,972,071	$31,558,489	$60,411,795	$21,167,950	$63,777,341	$8,975,168	$73,287,623	$19,507,989
Sales	$10,883,168	$29,518,176	$53,883,859	$12,237,228	$31,427,831	$39,711,077	$47,711,888	$18,594,815
(5)  Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Mississippi Fund				New York Fund
	Six Months Ended 9/30/21		Year ended 3/31/21		Six Months Ended 9/30/21		Year ended 3/31/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	468,914	$4,689,348	1,158,053	$11,381,463	966,002	$11,132,778	1,830,942	$20,327,920
Class B	37	372	203	1,992	—	—	2,514	28,267
Class C	—	—	—	—	82,502	950,572	154,106	1,721,692
Class I	192,971	1,928,786	411,802	4,071,191	502,392	5,119,183	1,701,251	16,809,838
Class R6	44,578	445,291	110,133	1,083,067	119,728	1,222,667	208,661	2,054,168
	706,500	$7,063,797	1,680,191	$16,537,713	1,670,624	$18,425,200	3,897,474	$40,941,885
Shares issued to shareholders in reinvestment of distributions
Class A	87,518	$875,295	198,409	$1,951,155	137,165	$1,580,838	326,932	$3,645,100
Class B	17	174	209	2,024	522	5,997	2,230	24,720
Class C	—	—	—	—	6,426	73,978	20,040	222,852
Class I	13,504	134,803	26,461	259,865	102,468	1,044,487	231,894	2,288,157
Class R6	3,007	30,020	6,881	67,595	6,151	62,689	11,447	113,096
	104,046	$1,040,292	231,960	$2,280,639	252,732	$2,767,989	592,543	$6,293,925
Shares reacquired
Class A	(447,516)	$(4,477,094)	(994,086)	$(9,740,963)	(996,614)	$(11,486,503)	(3,065,195)	$(33,791,067)
Class B	(1,982)	(19,868)	(53,748)	(523,669)	(18,999)	(217,773)	(111,918)	(1,247,029)
Class C	—	—	—	—	(96,329)	(1,109,571)	(508,585)	(5,680,181)
Class I	(72,272)	(722,357)	(217,925)	(2,145,712)	(226,307)	(2,303,518)	(1,016,702)	(9,938,837)
Class R6	(18,115)	(180,899)	(95,165)	(938,480)	(53,904)	(550,623)	(54,612)	(536,174)
	(539,885)	$(5,400,218)	(1,360,924)	$(13,348,824)	(1,392,153)	$(15,667,988)	(4,757,012)	$(51,193,288)
Net change
Class A	108,916	$1,087,549	362,376	$3,591,655	106,553	$1,227,113	(907,321)	$(9,818,047)
Class B	(1,928)	(19,322)	(53,336)	(519,653)	(18,477)	(211,776)	(107,174)	(1,194,042)
Class C	—	—	—	—	(7,401)	(85,021)	(334,439)	(3,735,637)
Class I	134,203	1,341,232	220,338	2,185,344	378,553	3,860,152	916,443	9,159,158
Class R6	29,470	294,412	21,849	212,182	71,975	734,733	165,496	1,631,090
	270,661	$2,703,871	551,227	$5,469,528	531,203	$5,525,201	(266,995)	$(3,957,478)
114

Notes to Financial Statements (unaudited) - continued
	North Carolina Fund				Pennsylvania Fund
	Six Months Ended 9/30/21		Year ended 3/31/21		Six Months Ended 9/30/21		Year ended 3/31/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,708,611	$20,636,617	6,602,432	$77,721,228	934,397	$10,059,852	2,474,008	$25,928,595
Class B	—	—	1,276	14,396	11	117	38	388
Class C	212,780	2,569,670	504,123	5,910,821	—	—	—	—
Class I	1,694,976	17,045,174	4,368,095	42,924,803	566,148	5,812,744	915,677	9,163,074
Class R6	1,018,729	10,258,149	1,385,236	13,674,485	341,509	3,512,448	583,182	5,829,247
	4,635,096	$50,509,610	12,861,162	$140,245,733	1,842,065	$19,385,161	3,972,905	$40,921,304
Shares issued to shareholders in reinvestment of distributions
Class A	250,851	$3,025,813	627,631	$7,378,536	125,719	$1,352,956	294,973	$3,085,376
Class B	149	1,799	726	8,481	426	4,592	2,040	21,320
Class C	13,886	167,379	50,553	592,825	—	—	—	—
Class I	105,174	1,057,603	214,421	2,103,354	30,123	308,725	63,165	629,313
Class R6	37,947	381,568	71,308	699,567	7,640	78,359	12,015	120,001
	408,007	$4,634,162	964,639	$10,782,763	163,908	$1,744,632	372,193	$3,856,010
Shares reacquired
Class A	(1,668,709)	$(20,127,199)	(5,616,204)	$(66,037,402)	(671,939)	$(7,217,812)	(1,250,228)	$(13,104,888)
Class B	(2,578)	(31,008)	(35,926)	(422,186)	(14,274)	(154,228)	(68,742)	(721,534)
Class C	(306,320)	(3,691,941)	(1,531,861)	(18,023,528)	—	—	—	—
Class I	(973,699)	(9,803,104)	(1,906,770)	(18,642,473)	(184,627)	(1,892,069)	(469,667)	(4,680,498)
Class R6	(296,462)	(2,986,099)	(480,280)	(4,696,472)	(43,804)	(450,274)	(362,505)	(3,576,958)
	(3,247,768)	$(36,639,351)	(9,571,041)	$(107,822,061)	(914,644)	$(9,714,383)	(2,151,142)	$(22,083,878)
Net change
Class A	290,753	$3,535,231	1,613,859	$19,062,362	388,177	$4,194,996	1,518,753	$15,909,083
Class B	(2,429)	(29,209)	(33,924)	(399,309)	(13,837)	(149,519)	(66,664)	(699,826)
Class C	(79,654)	(954,892)	(977,185)	(11,519,882)	—	—	—	—
Class I	826,451	8,299,673	2,675,746	26,385,684	411,644	4,229,400	509,175	5,111,889
Class R6	760,214	7,653,618	976,264	9,677,580	305,345	3,140,533	232,692	2,372,290
	1,795,335	$18,504,421	4,254,760	$43,206,435	1,091,329	$11,415,410	2,193,956	$22,693,436
	South Carolina Fund				Tennessee Fund
	Six Months Ended 9/30/21		Year ended 3/31/21		Six Months Ended 9/30/21		Year ended 3/31/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,460,899	$18,207,760	3,622,825	$44,351,500	252,742	$2,712,434	714,057	$7,442,924
Class B	—	—	1,030	12,749	—	—	3	36
Class I	1,712,845	17,231,903	2,251,458	22,235,583	216,135	2,160,451	581,137	5,636,477
Class R6	509,139	5,139,748	646,473	6,413,862	46,534	465,628	125,051	1,209,802
	3,682,883	$40,579,411	6,521,786	$73,013,694	515,411	$5,338,513	1,420,248	$14,289,239
Shares issued to shareholders in reinvestment of distributions
Class A	138,638	$1,725,441	336,266	$4,097,388	113,127	$1,201,849	152,279	$1,587,030
Class B	69	862	731	8,819	44	464	275	2,858
Class I	49,779	502,050	91,275	902,178	51,374	510,235	65,870	641,923
Class R6	15,916	160,504	27,122	268,235	5,800	57,762	11,003	107,166
	204,402	$2,388,857	455,394	$5,276,620	170,345	$1,770,310	229,427	$2,338,977
115

Notes to Financial Statements (unaudited) - continued
	South Carolina Fund − continued				Tennessee Fund − continued
	Six Months Ended 9/30/21		Year ended 3/31/21		Six Months Ended 9/30/21		Year ended 3/31/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,300,475)	$(16,211,541)	(1,944,801)	$(23,726,152)	(701,208)	$(7,500,209)	(1,222,879)	$(12,780,270)
Class B	(9,061)	(112,742)	(79,566)	(968,002)	(16,923)	(181,231)	(5,861)	(61,580)
Class I	(645,804)	(6,512,066)	(647,031)	(6,417,783)	(292,566)	(2,924,300)	(504,967)	(4,895,965)
Class R6	(76,749)	(773,845)	(127,656)	(1,261,289)	(376,956)	(3,766,726)	(124,547)	(1,201,363)
	(2,032,089)	$(23,610,194)	(2,799,054)	$(32,373,226)	(1,387,653)	$(14,372,466)	(1,858,254)	$(18,939,178)
Net change
Class A	299,062	$3,721,660	2,014,290	$24,722,736	(335,339)	$(3,585,926)	(356,543)	$(3,750,316)
Class B	(8,992)	(111,880)	(77,805)	(946,434)	(16,879)	(180,767)	(5,583)	(58,686)
Class I	1,116,820	11,221,887	1,695,702	16,719,978	(25,057)	(253,614)	142,040	1,382,435
Class R6	448,306	4,526,407	545,939	5,420,808	(324,622)	(3,243,336)	11,507	115,605
	1,855,196	$19,358,074	4,178,126	$45,917,088	(701,897)	$(7,263,643)	(208,579)	$(2,310,962)
	Virginia Fund				West Virginia Fund
	Six Months Ended 9/30/21		Year ended 3/31/21		Six Months Ended 9/30/21		Year ended 3/31/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,251,995	$14,476,139	4,343,470	$48,934,253	438,106	$4,958,798	528,300	$5,897,279
Class B	2,129	24,462	2,258	25,986	2	16	2,112	23,813
Class C	56,813	656,081	237,225	2,690,383	—	—	—	—
Class I	1,480,345	14,851,277	3,369,391	33,380,444	322,988	3,224,347	733,254	7,204,193
Class R6	564,869	5,669,990	939,360	9,267,335	56,551	563,815	26,052	255,077
	3,356,151	$35,677,949	8,891,704	$94,298,401	817,647	$8,746,976	1,289,718	$13,380,362
Shares issued to shareholders in reinvestment of distributions
Class A	212,823	$2,456,435	507,718	$5,759,053	94,439	$1,068,109	214,015	$2,382,778
Class B	226	2,606	845	9,574	51	582	200	2,226
Class C	7,351	84,803	22,789	258,077	—	—	—	—
Class I	100,020	1,003,058	204,142	2,014,090	15,230	151,595	25,141	246,860
Class R6	30,133	302,452	54,008	533,483	1,308	13,018	2,214	21,697
	350,553	$3,849,354	789,502	$8,574,277	111,028	$1,233,304	241,570	$2,653,561
Shares reacquired
Class A	(843,147)	$(9,739,957)	(4,084,717)	$(45,948,525)	(553,817)	$(6,283,939)	(895,511)	$(9,976,692)
Class B	(2,112)	(24,312)	(17,450)	(198,890)	(3,769)	(42,514)	(6,777)	(75,812)
Class C	(105,738)	(1,221,719)	(516,194)	(5,859,010)	—	—	—	—
Class I	(678,800)	(6,817,520)	(1,520,352)	(14,892,809)	(63,292)	(631,012)	(114,007)	(1,114,581)
Class R6	(127,577)	(1,280,247)	(251,195)	(2,461,458)	(2,535)	(25,197)	(18,727)	(181,946)
	(1,757,374)	$(19,083,755)	(6,389,908)	$(69,360,692)	(623,413)	$(6,982,662)	(1,035,022)	$(11,349,031)
Net change
Class A	621,671	$7,192,617	766,471	$8,744,781	(21,272)	$(257,032)	(153,196)	$(1,696,635)
Class B	243	2,756	(14,347)	(163,330)	(3,716)	(41,916)	(4,465)	(49,773)
Class C	(41,574)	(480,835)	(256,180)	(2,910,550)	—	—	—	—
Class I	901,565	9,036,815	2,053,181	20,501,725	274,926	2,744,930	644,388	6,336,472
Class R6	467,425	4,692,195	742,173	7,339,360	55,324	551,636	9,539	94,828
	1,949,330	$20,443,548	3,291,298	$33,511,986	305,262	$2,997,618	496,266	$4,684,892
Effective June 1, 2019, purchases of each fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see each fund’s prospectus for details.
116

Notes to Financial Statements (unaudited) - continued
(6)  Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by each fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended September 30, 2021, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations, with the exception of the Virginia Fund, whose commitment fee and interest expense are included in “Interest expense and fees” in the Statements of Operations.
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Commitment Fee	$194	$499	$964	$336	$512	$129	$670	$199
Interest Expense	—	—	—	—	—	—	—	—
(7)  Investments in Affiliated Issuers
An affiliated issuer of a fund may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the six months ended September 30, 2021, are as follows:
	Affiliated Issuer - MFS Institutional Money Market Portfolio
	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Mississippi Fund	$38,650	$15,610,578	$12,366,022	$—	$—	$3,283,206
New York Fund	2,328,184	36,014,937	34,328,797	—	—	4,014,324
North Carolina Fund	8,059,699	78,877,379	68,533,447	—	—	18,403,631
Pennsylvania Fund	3,316,601	23,573,375	20,640,357	—	—	6,249,619
South Carolina Fund	3,938,050	58,388,442	61,431,581	—	—	894,911
Tennessee Fund	621,190	36,373,670	12,045,370	(2)	(2)	24,949,486
Virginia Fund	4,569,228	63,354,996	63,269,812	—	—	4,654,412
West Virginia Fund	588,118	22,852,570	19,666,474	—	2	3,774,216
	Dividend Income	Capital Gain Distributions
Mississippi Fund	$617	$—
New York Fund	772	—
North Carolina Fund	2,558	—
Pennsylvania Fund	931	—
South Carolina Fund	1,459	—
Tennessee Fund	349	—
Virginia Fund	1,221	—
West Virginia Fund	390	—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of each fund's investments and each fund's performance.
117

Notes to Financial Statements (unaudited) - continued
(9)  Subsequent Event
Effective as of the close of business on October 1, 2021, under a Plan of Reorganization (“Reorganization”) approved by the Board of Trustees for the MFS Municipal Series Trust and approved by shareholders of the MFS Tennessee Municipal Bond Fund (the “Tennessee Fund”), the assets and liabilities of the Tennessee Fund were transferred to the MFS Municipal Intermediate Fund (the “Intermediate Fund”) in exchange solely for shares of beneficial interest in the Intermediate Fund having an aggregate net asset value equal to the net asset value of the Tennessee Fund. Immediately following the transfer, the Intermediate Fund shares received by the Tennessee Fund were distributed pro rata to the Tennessee Fund's shareholders and the Tennessee Fund was liquidated and terminated.
118

Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Tennessee Municipal Bond Fund, a series of MFS Municipal Series Trust, which was held on September 16, 2021, the following action was taken:
Item 1: To consider and act upon a proposal to approve a Plan of Reorganization (the “Plan”) of the MFS Municipal Series Trust, on behalf of each of its MFS Tennessee Municipal Bond Fund (the “Tennessee Municipal Bond Fund”) and its MFS Municipal Intermediate Fund (the “Municipal Intermediate Fund”), providing for the transfer of the Tennessee Municipal Bond Fund's assets to and the assumption of the Tennessee Municipal Bond Fund's liabilities by the Municipal Intermediate Fund in exchange solely for shares of beneficial interest of the Municipal Intermediate Fund, and the distribution of Municipal Intermediate Fund shares to the shareholders of the Tennessee Municipal Bond Fund in complete liquidation and termination of the Tennessee Municipal Bond Fund.
Number of Dollars
For	$46,345,832
Against	1,067,975
Abstain	8,533,985
119

Board Review of Investment Advisory Agreement
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2021 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2020 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Funds’ advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Funds, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed each Fund’s total return investment performance as well as its respective Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of each Fund’s Class I shares in comparison to the performance of funds in its respective Broadridge performance universe over the three-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. See below for a description of the performance information considered by the Trustees.
In assessing the reasonableness of each Fund’s advisory fee, the Trustees considered, among other information, each Fund’s advisory fee and the total expense ratio of each Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense groups based on information provided by Broadridge. The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations. See below for a description of the fee information considered by the Trustees.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to each Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to each Fund, as well as the more extensive regulatory burdens imposed on MFS in managing each Fund, in comparison to the relevant separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of each Fund in comparison to the relevant separate accounts.
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Board Review of Investment Advisory Agreement - continued
The Trustees also considered whether each Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that each Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the information noted below, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Funds, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling each Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow each Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that each Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2021.
MFS Mississippi Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for each of the three- and one-year periods ended December 31, 2020 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund began offering Class I shares on April 1, 2016; therefore, no performance data for Class I shares for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.
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Board Review of Investment Advisory Agreement - continued
MFS New York Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2020 and was in the 4th quintile relative to the other funds in the universe for the one-year period ended December 31, 2020 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund began offering Class I shares on April 1, 2016; therefore, no performance data for Class I shares for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.
MFS North Carolina Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2020 and was in the 4th quintile relative to the other funds in the universe for the one-year period ended December 31, 2020 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund began offering Class I shares on April 1, 2016; therefore, no performance data for Class I shares for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
MFS Pennsylvania Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for the three-year period ended December 31, 2020 and was in the 2nd quintile relative to the other funds in the universe for the one-year period ended December 31, 2020 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund began offering Class I shares on April 1, 2016; therefore, no performance data for Class I shares for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median. The Trustees also noted that MFS has agreed to implement an expense limitation for the Fund effective August 1, 2021, which may not be changed without the Trustees’ approval.
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Board Review of Investment Advisory Agreement - continued
MFS South Carolina Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2020 and was in the 3rd quintile relative to the other funds in the universe for the one-year period ended December 31, 2020 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund began offering Class I shares on April 1, 2016; therefore, no performance data for Class I shares for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
MFS Tennessee Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2020 and was in the 5th quintile relative to the other funds in the universe for the one-year period ended December 31, 2020 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund began offering Class I shares on April 1, 2016; therefore, no performance data for Class I shares for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
MFS Virginia Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for the three-year period ended December 31, 2020 and was in the 2nd quintile relative to the other funds in the universe for the one-year period ended December 31, 2020 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund began offering Class I shares on April 1, 2016; therefore, no performance data for Class I shares for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
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Board Review of Investment Advisory Agreement - continued
MFS West Virginia Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for each of the three- and one-year periods ended December 31, 2020 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund began offering Class I shares on April 1, 2016; therefore, no performance data for Class I shares for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
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Statement Regarding Liquidity Risk Management Program
Each fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. Each fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of each fund. Liquidity risk is the risk that each fund could not meet requests to redeem shares issued by each fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage each fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted each fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in each fund may be subject, can be found in each fund's prospectus.
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Proxy Voting Policies and Information
MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of each fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about each fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing each fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
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Kansas City, MO 64121-9341
OVERNIGHT MAIL
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Semiannual Report
September 30, 2021
MFS®  Municipal Income Fund
LMB-SEM

MFS® Municipal Income Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
After having taken aggressive steps to cushion the economic and market fallout related to the virus, some global central banks have begun to recalibrate monetary policy. For example, the U.S. Federal Reserve has signaled it will likely taper its bond buying program before the end of 2021, which has helped push up Treasury yields, particularly on the short end of the yield curve. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year. Production and transportation bottlenecks and labor shortages stemming from the pandemic have fueled a rise in inflation, though Fed policymakers expect the price hikes will prove transitory.
Since midyear, global economic growth has moderated, with the spread of the Delta variant of the coronavirus and a regulatory crackdown in China featuring prominently. Stress in China's property development sector has also contributed to a slowdown there. Tightening global energy and raw materials supplies are a further concern for investors.
The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create value for investors over time.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
November 12, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure (i)
Top ten industries (i)
Healthcare Revenue - Hospitals	14.6%
Housing - Single Family	9.0%
General Obligations - General Purpose	8.8%
Airport Revenue	6.7%
State & Local Agencies	4.9%
General Obligations - Schools	4.7%
Universities - Colleges	4.2%
Transportation – Special Tax	4.0%
Sales & Excise Tax Revenue	3.8%
Miscellaneous Revenue - Other	3.7%
Composition including fixed income credit quality (a)(i)
AAA	3.7%
AA	29.6%
A	31.4%
BBB	18.5%
BB	5.0%
B	1.2%
CCC	0.3%
CC	0.5%
C	0.1%
D	1.5%
Not Rated	9.3%
Cash & Cash Equivalents	0.6%
Other	(1.7)%
Portfolio facts (i)
Average Duration (d)	7.0
Average Effective Maturity (m)	16.0 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and/or the leverage created through the issuance of self-deposited inverse floaters and may be negative.
Percentages are based on net assets as of September 30, 2021.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
April 1, 2021 through September 30, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2021 through September 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/21	Ending Account Value 9/30/21	Expenses Paid During Period (p) 4/01/21-9/30/21
A	Actual	0.71%	$1,000.00	$1,019.88	$3.60
	Hypothetical (h)	0.71%	$1,000.00	$1,021.51	$3.60
B	Actual	1.46%	$1,000.00	$1,016.08	$7.38
	Hypothetical (h)	1.46%	$1,000.00	$1,017.75	$7.38
C	Actual	1.46%	$1,000.00	$1,016.05	$7.38
	Hypothetical (h)	1.46%	$1,000.00	$1,017.75	$7.38
I	Actual	0.46%	$1,000.00	$1,021.16	$2.33
	Hypothetical (h)	0.46%	$1,000.00	$1,022.76	$2.33
R6	Actual	0.39%	$1,000.00	$1,020.40	$1.98
	Hypothetical (h)	0.39%	$1,000.00	$1,023.11	$1.98
A1	Actual	0.46%	$1,000.00	$1,020.06	$2.33
	Hypothetical (h)	0.46%	$1,000.00	$1,022.76	$2.33
B1	Actual	1.20%	$1,000.00	$1,017.19	$6.07
	Hypothetical (h)	1.20%	$1,000.00	$1,019.05	$6.07
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Expense ratios include 0.01% of investment related expenses from self-deposited inverse floaters (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

Portfolio of Investments
9/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 99.3%
Alabama - 1.6%
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2035	$300,000	$ 357,848
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2036	1,070,000	1,272,125
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2037	240,000	284,478
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2038	1,580,000	1,868,192
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2039	310,000	364,226
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2040	155,000	181,033
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.25%, 6/01/2025	685,000	712,016
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A”, 4%, 12/01/2048 (Put Date 12/01/2023)	6,570,000	7,023,676
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A-1”, 4%, 10/01/2049 (Put Date 10/01/2026)	4,945,000	5,680,013
Black Belt Energy Gas District, AL, Gas Prepay Rev., “B-1”, FLR, 0.958% (67% of LIBOR - 1mo. + 0.9%), 12/01/2048 (Put Date 12/01/2023)	20,175,000	20,295,376
DCH Health Care Authority, AL, Health Care Facilities Rev., 5%, 6/01/2033	785,000	878,847
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	1,175,000	1,015,542
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	1,655,000	1,174,242
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	2,370,000	1,184,194
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	4,495,000	2,103,007
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	310,000	310,000
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	455,000	498,357
Mobile, AL, General Obligation Warrants, “A”, 5%, 2/15/2030	3,130,000	3,782,900
Southeast Alabama Gas Supply District Rev. (Project No. 1), “A”, 4%, 4/01/2049	14,580,000	15,720,972
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032 (n)	6,930,340	7,445,098
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	14,090,000	16,295,894
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2038	1,505,000	1,856,423

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Alabama - continued
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2039	$620,000	$ 763,070
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2044	4,070,000	4,954,581
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	2,480,000	3,002,284
		$99,024,394
Alaska - 0.2%
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 6/01/2027	$620,000	$ 760,896
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 12/01/2027	1,000,000	1,242,225
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 6/01/2028	1,315,000	1,647,873
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 12/01/2028	1,365,000	1,729,121
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 6/01/2029	1,025,000	1,311,865
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 4%, 12/01/2029	1,830,000	2,216,957
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 4%, 6/01/2030	1,100,000	1,339,722
		$10,248,659
Arizona - 2.0%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2038	$370,000	$ 431,243
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2048	990,000	1,134,609
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2052	1,235,000	1,412,912
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.125%, 7/01/2037 (n)	1,000,000	1,147,500
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.25%, 7/01/2047 (n)	750,000	855,707
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037 (n)	95,000	110,496
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047 (n)	160,000	183,942
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051 (n)	425,000	487,354
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2037	1,000,000	1,165,567

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2047	$2,350,000	$ 2,696,083
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2052	1,870,000	2,139,753
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037 (n)	165,000	191,914
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047 (n)	165,000	189,690
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051 (n)	310,000	355,487
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2031	400,000	516,668
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2032	300,000	386,541
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2033	250,000	321,354
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2035	1,395,000	1,785,167
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2040	290,000	366,693
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2036	1,100,000	1,274,970
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2038	600,000	691,529
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2039	750,000	862,117
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2040	800,000	916,105
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2045	1,015,000	1,146,657
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2050	1,385,000	1,552,306
Coconino County, AZ, Pollution Control Corp., “A”, 1.875%, 9/01/2032 (Put Date 3/31/2023)	2,605,000	2,656,585
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.125%, 7/01/2033	1,285,000	1,257,975
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	1,965,000	2,061,820
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Sun Health Services), “A”, 5%, 11/15/2042	3,000,000	3,456,140

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Sun Health Services), “A”, 5%, 11/15/2048	$4,000,000	$ 4,584,582
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2038	675,000	785,285
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2048	465,000	533,271
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2034	170,000	195,374
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039	295,000	359,219
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039 (n)	860,000	1,007,144
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	545,000	652,063
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	460,000	528,253
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054	690,000	823,411
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054 (n)	2,050,000	2,346,511
Maricopa County, AZ, Industrial Development Authority Rev. (Banner Health), “A”, 5%, 1/01/2038	3,000,000	3,589,001
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “A”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	1,580,000	1,563,066
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 1%, 6/01/2043 (Put Date 10/01/2026)	790,000	781,533
Phoenix, AZ, Civic Improvement Corp. Rental Car Facility Charge Rev., “A”, 5%, 7/01/2037	6,500,000	7,971,133
Phoenix, AZ, Civic Improvement Corp. Rental Car Facility Charge Rev., “A”, 5%, 7/01/2045	10,000,000	12,053,389
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	470,000	523,090

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	$140,000	$ 155,814
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045 (n)	570,000	629,382
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046 (n)	340,000	375,292
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	700,000	776,969
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	560,000	617,687
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	895,000	982,224
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035 (n)	840,000	911,717
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045 (n)	925,000	990,313
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046 (n)	610,000	669,177
Phoenix, AZ, Industrial Development Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), 0.18%, 12/01/2035 (Put Date 11/01/2021)	26,960,000	26,958,358
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2044	420,000	498,674
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2049	1,030,000	1,217,339
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2059	840,000	986,301
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2030	150,000	181,082

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2031	$530,000	$ 635,716
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2033	285,000	340,252
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2037	500,000	592,763
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2042	605,000	711,409
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4.75%, 6/15/2037 (n)	1,075,000	1,086,797
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2047 (n)	1,020,000	1,031,312
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2052 (n)	550,000	555,909
Salt River, AZ, Agricultural Improvement & Power District, “A”, 5%, 1/01/2038	8,000,000	9,543,678
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 2.2%, 3/01/2028 (Put Date 6/03/2024)	2,150,000	2,243,678
		$122,743,052
Arkansas - 0.5%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$215,000	$ 222,995
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	435,000	452,219
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	45,000	46,593

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arkansas - continued
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), 5%, 12/01/2047	$905,000	$ 1,097,733
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2026	4,465,000	5,309,216
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2027	4,690,000	5,709,533
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2028	2,025,000	2,517,928
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2029	1,725,000	2,178,502
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2036	870,000	1,085,334
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2037	605,000	752,504
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2038	1,320,000	1,637,833
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2039	480,000	594,059
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2040	530,000	654,523
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2044	1,815,000	2,219,680
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-2”, 5%, 9/01/2044 (Put Date 9/01/2027)	1,500,000	1,779,738
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3%, 7/01/2032	170,000	170,865
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.125%, 7/01/2036	470,000	471,310
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	180,000	195,342
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	775,000	817,461
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,665,000	1,967,794
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	435,000	481,876
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	4,995,000	2,319,782
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2042	1,520,000	1,718,942
		$34,401,762

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - 8.6%
San Diego County, CA, Regional Transportation Commission Sales Tax Rev., “A”, 5%, 10/01/2022	$8,335,000	$ 8,733,951
Alameda, CA, Corridor Transportation Authority Senior Lien Rev., “A”, AGM, 5%, 10/01/2028	985,000	1,075,963
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, ETM, 5%, 6/01/2025	3,960,000	4,625,598
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, ETM, 5%, 6/01/2026	4,145,000	4,998,516
California Community Housing Agency, Essential Housing Rev. (Aster), “A-1”, 4%, 2/01/2056 (n)	8,605,000	9,385,849
California Community Housing Agency, Essential Housing Rev. (Fountains at Emerald Park), “A-1”, 3%, 8/01/2056 (n)	1,710,000	1,702,583
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2032	140,000	180,496
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2035	190,000	227,299
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2037	305,000	362,526
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2038	130,000	154,135
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2039	165,000	195,123
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2046 (Prerefunded 11/15/2025)	2,530,000	3,004,375
California Housing Finance Agency Municipal Certificates, “A”, 4%, 3/20/2033	5,076,862	5,982,446
California Housing Finance Agency Municipal Certificates, “X”, 0.796%, 11/20/2035 (i)	70,739,495	4,799,130
California Infrastructure & Economic Development Bank Refunding Rev. (Los Angeles County Museum of Art Project), “A”, 1.2%, 12/01/2050 (Put Date 6/01/2028)	7,940,000	7,964,010
California Infrastructure & Economic Development Bank Refunding Rev. (Los Angeles County Museum of Art Project), “B”, FLR, 0.75% (MUNIPSA + 0.70%), 12/01/2050 (Put Date 6/01/2026)	2,500,000	2,540,367
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	595,000	896,371
California Municipal Finance Authority Rev. (Channing House Project), “B”, 5%, 5/15/2047	1,500,000	1,737,041
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	1,750,000	2,085,215

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	$1,510,000	$ 1,762,489
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	4,890,000	5,681,277
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	235,000	270,446
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	2,150,000	2,393,882
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	4,280,000	4,596,411
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2033	290,000	348,785
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2037	670,000	795,778
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2038	390,000	461,977
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2040	230,000	270,380
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 2.5%, 11/01/2038 (Put Date 5/01/2024)	3,795,000	3,983,947
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2033	260,000	306,645
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	510,000	597,299
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	510,000	591,328
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2026	415,000	474,922
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2027	400,000	465,306
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2028	360,000	424,882
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	895,000	1,049,144
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-1”, 3.125%, 5/15/2029 (n)	2,025,000	2,051,285

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-2”, 2.375%, 11/15/2028 (n)	$1,350,000	$ 1,364,434
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-3”, 2.125%, 11/15/2027 (n)	2,055,000	2,072,762
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 8/01/2029 (w)	5,000,000	6,341,722
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 8/01/2030 (w)	9,000,000	11,596,360
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 2/01/2031 (w)	7,845,000	10,360,560
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 2/01/2032 (w)	8,055,000	10,855,819
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/2038	9,180,000	10,033,536
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	9,250,000	10,435,202
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024 (n)	560,000	609,800
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2025 (n)	585,000	650,816
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030 (n)	505,000	571,116
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	1,340,000	1,489,791
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 3.5%, 7/01/2034	795,000	880,642
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2034	1,000,000	1,219,163
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2035	1,475,000	1,794,628
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3%, 11/01/2022 (n)	725,000	734,389
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027 (n)	3,930,000	4,324,585
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2032 (n)	485,000	577,927

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041 (n)	$955,000	$ 1,115,729
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/2023	55,000	57,676
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	190,000	206,155
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	645,000	730,631
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	2,645,000	2,987,716
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	5,455,000	6,046,537
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056 (n)	990,000	1,102,398
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2058	7,400,000	8,658,244
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5%, 7/01/2029 (n)	620,000	666,706
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (n)	475,000	516,804
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	1,795,000	1,922,024
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052 (n)	780,000	833,600
California Statewide Communities Development Authority, Essential Housing Rev. (Pasadena Portfolio), “A-1”, 2.65%, 12/01/2046 (n)	9,155,000	8,574,149
California Statewide Communities Development Authority, Essential Housing Rev. (Renaissance at City Center), “A”, 5%, 7/01/2051 (n)	2,297,637	2,622,727
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2030	4,495,000	3,910,446
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2031	4,015,000	3,398,589

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2033	$2,785,000	$ 2,238,876
Foothill-De Anza, CA, Community College District, Capital Appreciation, NPFG, 0%, 8/01/2034	21,410,000	17,144,974
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2034	3,000,000	3,453,091
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036	1,540,000	1,559,673
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5.25%, 6/01/2047	880,000	906,294
Hastings Campus Housing Finance Authority Rev., “A”, 5%, 7/01/2061 (n)	8,590,000	10,053,269
Hastings Campus Housing Finance Authority Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	12,210,000	7,428,289
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, AGM, 5%, 9/01/2044	2,620,000	2,868,965
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2036 (Prerefunded 5/15/2022)	640,000	665,188
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	480,000	530,453
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2034	480,000	500,826
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2044	820,000	853,651
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2033	1,315,000	1,699,054
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2034	1,370,000	1,763,755
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2035	2,160,000	2,773,869
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2036	1,710,000	2,187,860
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2037	2,210,000	2,818,619
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2038	1,870,000	2,378,789
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2039	2,010,000	2,549,926
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2040	2,100,000	2,657,953
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2041	2,255,000	2,846,044

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2028	$1,000,000	$ 1,211,657
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2034	465,000	574,349
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2036	825,000	1,016,172
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2037	1,030,000	1,268,671
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5.25%, 5/15/2038	1,770,000	2,203,906
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2044	3,605,000	4,377,186
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2038	4,040,000	4,748,880
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2041	6,435,000	7,558,231
Merced, CA, Union High School District, Capital Appreciation, “A”, AGM, 0%, 8/01/2030	580,000	500,614
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2041	6,500,000	7,212,965
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2046	2,000,000	2,212,242
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2023, 5.875% to 8/01/2028	1,860,000	2,189,488
Oceanside, CA, Unified School District, Capital Appreciation, AGM, 0%, 8/01/2030	4,335,000	3,725,324
Oceanside, CA, Unified School District, Capital Appreciation, “A”, AGM, 0%, 8/01/2027	1,735,000	1,615,567
Oceanside, CA, Unified School District, Capital Appreciation, “A”, AGM, 0%, 8/01/2029	3,520,000	3,115,183
Oceanside, CA, Unified School District, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	195,000	184,099
Oceanside, CA, Unified School District, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	395,000	358,024
Oceanside, CA, Unified School District, Capital Appreciation, ETM, AGM, 0%, 8/01/2024	350,000	345,389
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,640,000	1,828,114
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2024	1,700,000	1,897,622

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2025	$4,800,000	$ 5,540,720
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2026	2,750,000	3,264,811
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2027	2,750,000	3,342,869
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2028	875,000	1,086,920
Port of Oakland, CA, Rev., “P”, 5%, 5/01/2033	10,815,000	11,112,518
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 2%, 6/01/2029	2,015,000	2,048,081
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 5.25%, 6/01/2039 (Prerefunded 6/01/2023)	4,655,000	5,046,423
Sacramento County, CA, Airport System Rev., “A”, 5%, 7/01/2041	10,000,000	11,791,424
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2041	6,000,000	7,074,854
Sacramento, CA, Transient Occupancy Tax Rev. (Convention Center Complex), “A”, 5%, 6/01/2033	115,000	138,899
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2024	500,000	540,134
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2025	1,500,000	1,619,306
San Diego County, CA, Regional Transportation Commission Sales Tax Rev., “A”, 3%, 10/01/2022	8,335,000	8,568,846
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2028	6,000,000	6,159,788
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 1/01/2047	1,230,000	1,476,596
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2038	4,300,000	5,310,947
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2039	4,900,000	6,038,533
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2040	2,285,000	2,810,608
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	340,000	377,420
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	6,795,000	8,066,684
San Mateo County, CA, Community College District (Election of 2005), Capital Appreciation, “A”, NPFG, 0%, 9/01/2026	5,100,000	4,901,926

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
State of California, AGM, 5.25%, 8/01/2032	$9,160,000	$ 12,630,015
State of California, Various Purpose General Obligation, 5.25%, 10/01/2028	2,965,000	2,969,626
State of California, Various Purpose General Obligation, 5%, 12/01/2028	10,000,000	12,802,117
State of California, Various Purpose General Obligation, 5%, 12/01/2029	2,250,000	2,940,269
State of California, Various Purpose General Obligation, 5%, 12/01/2031	45,000	53,821
State of California, Various Purpose General Obligation, 5%, 12/01/2032	1,750,000	2,091,278
State of California, Various Purpose General Obligation, 5%, 12/01/2034	1,345,000	1,605,252
State of California, Various Purpose General Obligation, 5%, 4/01/2045	9,730,000	12,102,970
State of California, Various Purpose General Obligation Refunding, 5%, 4/01/2024	4,365,000	4,469,530
State of California, Various Purpose General Obligation Refunding, 5%, 8/01/2029	5,000,000	6,034,885
State of California, Various Purpose General Obligation Refunding, 5%, 12/01/2030	500,000	663,664
State of California, Various Purpose General Obligation Refunding, 5%, 4/01/2031	3,180,000	4,249,822
State of California, Various Purpose General Obligation Refunding, 5%, 9/01/2034	9,000,000	10,835,671
State of California, Various Purpose General Obligation Refunding, 5%, 9/01/2041	22,040,000	28,714,587
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2045	950,000	1,178,208
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2049	865,000	1,068,767
University of California Regents, Limited Project Rev., “S”, 5%, 5/15/2029 (w)	4,000,000	5,076,526
University of California Regents, Limited Project Rev., “S”, 5%, 5/15/2030 (w)	3,000,000	3,883,961
University of California Regents, Limited Project Rev., “S”, 5%, 5/15/2031 (w)	3,000,000	3,958,041
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, AGM, 0%, 8/01/2029	3,440,000	3,051,483
		$541,162,461

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - 4.0%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2027	$57,000	$ 65,999
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2028	92,000	115,820
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2028	55,000	63,548
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2029	92,000	118,071
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2029	55,000	63,431
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2030	96,000	122,617
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2030	13,000	14,972
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2031	101,000	128,840
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2031	59,000	67,850
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2032	110,000	140,193
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2032	70,000	80,371
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2033	110,000	139,753
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2034	125,000	158,353
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2035	44,000	55,641
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2050	527,000	648,416
Colorado Eagle County School District RE50J, Garfield Routt Counties, General Obligation, 5%, 12/01/2034	2,535,000	3,052,886
Colorado Eagle County School District RE50J, Garfield Routt Counties, General Obligation, 5%, 12/01/2035	5,000,000	6,007,497
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), 5%, 12/01/2031	1,725,000	1,904,280
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	1,020,000	1,117,403
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2029	195,000	209,664
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	740,000	785,210

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	$605,000	$ 639,455
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	545,000	559,396
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	490,000	539,500
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	495,000	541,896
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	910,000	965,220
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 5%, 12/01/2038	1,335,000	1,614,576
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 4%, 12/01/2048	3,440,000	3,833,367
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/2031	1,855,000	2,029,851
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2038	305,000	362,871
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2048	365,000	427,221
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2053	385,000	449,810
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2040	3,555,000	4,458,631
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2050	18,125,000	22,341,192
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2055	1,450,000	1,786,037
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Pinnacle Charter School, Inc. Project), “A”, 4%, 12/01/2036	1,370,000	1,612,222
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Pinnacle Charter School, Inc. Project), “A”, 4%, 12/01/2041	1,670,000	1,934,466
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2040	1,750,000	2,160,008
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2050	3,590,000	4,366,086

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2055	$5,295,000	$ 6,421,795
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2035	530,000	667,204
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2040	785,000	973,828
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2050	3,225,000	3,940,813
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2050	485,000	544,272
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2055	875,000	978,273
Colorado Health Facilities Authority Rev. (Adventist System/Sunbelt Obligated Group), “A”, 5%, 11/15/2041	10,000,000	11,638,065
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2037	2,375,000	2,941,331
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043 (Prerefunded 6/01/2023)	1,195,000	1,301,226
Colorado Health Facilities Authority Rev. (Sanford Health), “A”, 5%, 11/01/2039	9,400,000	11,839,702
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2036	1,185,000	1,397,902
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2037	9,250,000	10,880,681
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 1/01/2044	4,620,000	5,063,754
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2038	3,200,000	3,768,505
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2043	4,685,000	5,438,216
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2032	1,015,000	1,301,324
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2033	1,000,000	1,275,805
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2034	1,040,000	1,320,359

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2035	$760,000	$ 882,450
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2037	450,000	519,387
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2038	350,000	402,951
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2039	350,000	401,891
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2040	300,000	343,708
Colorado Housing & Finance Authority Rev., “B-1”, GNMA, 4%, 11/01/2048	1,920,000	2,077,625
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, “C”, 4.75%, 5/01/2049 (u)	4,770,000	5,302,468
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class III, “H”, 4.25%, 11/01/2049	5,910,000	6,560,577
Colorado Housing & Finance Authority, Single Family Mortgage, “B”, GNMA, 3%, 5/01/2051	10,605,000	11,480,801
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 1/15/2030	235,000	299,720
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 7/15/2030	165,000	212,179
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 1/15/2031	285,000	369,957
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 7/15/2031	235,000	304,329
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 1/15/2032	380,000	490,770
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 7/15/2032	380,000	489,584
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 1/15/2033	355,000	425,502
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2033	355,000	438,734

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2034	$710,000	$ 845,091
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2036	590,000	695,587
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2038	425,000	497,788
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2036	2,755,000	3,294,121
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2040	10,000,000	11,848,042
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2025	3,000,000	3,460,853
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2041	1,500,000	1,781,962
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/2028 (Prerefunded 11/15/2022)	1,930,000	2,031,013
Denver, CO, City & County School District No. 1, 5%, 12/01/2024 (Prerefunded 12/01/2021)	10,000,000	10,077,382
Denver, CO, City & County School District No. 1, 5%, 12/01/2033	5,000,000	6,582,499
Denver, CO, City & County School District No. 1, 5%, 12/01/2034	8,750,000	11,482,763
Denver, CO, City & County School District No. 1, 4%, 12/01/2035	3,750,000	4,572,008
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	965,000	1,113,520
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,635,000	1,869,493
Denver, CO, Health & Hospital Authority Rev., “A”, 4%, 12/01/2038	785,000	901,269
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	1,210,000	1,297,937
E-470 Public Highway Authority Rev., CO, “A”, 5%, 9/01/2040	930,000	1,037,644
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2030	1,470,000	1,750,694
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2031	1,660,000	1,972,395
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2032	1,755,000	2,080,445

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2033	$1,760,000	$ 2,081,543
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2034	1,445,000	1,706,620
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2035	1,630,000	1,921,552
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2045	5,280,000	5,989,305
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	1,215,000	1,526,670
		$250,796,504
Connecticut - 1.1%
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2025	$2,990,000	$ 3,411,532
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	4,230,000	4,756,336
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “B-2”, 2.75%, 1/01/2026 (n)	310,000	312,683
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “B-2”, 4%, 11/15/2032	105,000	106,009
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 3.5%, 11/15/2045	1,020,000	1,062,839
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, 4%, 11/15/2044	235,000	238,755
Hamden, CT, General Obligation, BAM, 5%, 8/15/2028	810,000	1,009,282
Hamden, CT, General Obligation, BAM, 5%, 8/15/2030	375,000	483,219
Hamden, CT, General Obligation, BAM, 5%, 8/15/2032	75,000	96,984
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2028	4,290,000	5,167,219
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2029	2,375,000	2,848,873
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2030	2,355,000	2,811,984
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2031	2,015,000	2,399,414
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	9,200,000	9,687,981
New Haven, CT, General Obligation, “A”, AGM, 5%, 8/15/2032	1,000,000	1,179,382
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2028	4,595,000	4,630,184
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2029	4,595,000	4,630,184

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - continued
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2030	$4,615,000	$ 4,650,337
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 5/01/2033	5,505,000	7,273,277
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 5/01/2034	8,900,000	11,697,896
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2031 (n)(w)	145,000	154,096
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2036 (n)(w)	230,000	240,939
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2041 (n)(w)	275,000	284,996
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2051 (n)(w)	600,000	610,788
West Haven, CT, General Obligation , BAM, 4%, 3/15/2035	925,000	1,074,532
West Haven, CT, General Obligation , BAM, 4%, 3/15/2040	750,000	859,464
		$71,679,185
Delaware - 0.1%
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2036	$235,000	$ 270,669
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2046	475,000	538,974
Delaware Economic Development Authority, Exempt Facility Refunding Rev. (NRG Energy Project), “A”, 1.25%, 10/01/2045 (Put Date 10/01/2025)	5,600,000	5,636,958
		$6,446,601
District of Columbia - 0.7%
District of Columbia Rev. (Kipp D.C. Charter School), “A”, 6%, 7/01/2043 (Prerefunded 7/01/2023)	$1,450,000	$ 1,593,994
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	3,435,000	3,553,934
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	4,505,000	4,660,983
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	910,000	941,508
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2035	3,000,000	3,558,691

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
District of Columbia - continued
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2031	$6,000,000	$ 7,893,737
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2032	4,000,000	5,239,759
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2033	7,000,000	9,135,426
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2034	4,000,000	5,192,392
		$41,770,424
Florida - 3.1%
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2035	$1,005,000	$ 1,271,771
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2036	1,705,000	2,152,872
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2037	2,225,000	2,801,689
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	20,000	20,456
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	1,045,000	1,142,597
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.5%, 5/01/2033	485,000	530,864
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.6%, 5/01/2034	1,405,000	1,539,723
Broward County, FL, Airport System Rev., 5%, 10/01/2042	1,085,000	1,297,144
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2038	3,000,000	3,741,610
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2039	4,500,000	5,599,329
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2044	3,500,000	4,307,777
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	100,000	106,908
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	625,000	680,918
Capital Trust Agency, FL, Rev. (Aero Miami FX LLC), “A”, 5.35%, 7/01/2029	7,525,000	7,552,309
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035 (a)(d)(z)	100,000	68,000

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035 (a)(d)(z)	$835,000	$ 567,800
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044 (a)(d)(z)	1,265,000	860,200
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049 (a)(d)(z)	180,000	122,400
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2029	1,350,000	1,546,085
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2030	1,420,000	1,620,193
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2036	585,000	680,684
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046	2,270,000	2,557,761
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 4%, 8/01/2030	105,000	117,669
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2040	155,000	186,125
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2055	485,000	571,106
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 3%, 7/01/2031 (n)(w)	100,000	101,606
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 4%, 7/01/2051 (n)(w)	645,000	670,840
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 4%, 9/15/2030 (n)	220,000	237,876
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 5%, 9/15/2040 (n)	500,000	556,971
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 5%, 9/15/2050 (n)	985,000	1,084,231
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2035	150,000	163,150
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2045	280,000	297,482
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2055	395,000	416,641

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037 (n)	$305,000	$ 329,811
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047 (n)	1,180,000	1,263,704
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2031 (n)	395,000	462,581
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2035 (n)	320,000	371,527
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2051 (n)	8,395,000	9,558,299
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “B-1”, 2.375%, 6/01/2027 (n)	400,000	396,327
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “B-2”, 1.75%, 6/01/2026 (n)	375,000	373,663
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2031	935,000	1,155,996
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2032	755,000	927,776
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2033	550,000	672,669
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2034	1,070,000	1,299,826
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2035	595,000	719,876
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2036	815,000	983,389
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2037	1,140,000	1,265,792
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2038	1,575,000	1,743,973
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2039	1,880,000	2,075,961
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2044	2,040,000	2,223,357
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033 (n)	550,000	644,396
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	680,000	797,406

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	$1,230,000	$ 1,436,383
Florida Housing Finance Corp., Homeowner Mortgage Rev. (Special Program), “B”, 3%, 7/01/2045	685,000	698,373
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, 4%, 7/01/2049 (u)	4,120,000	4,456,872
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 3%, 1/01/2052	7,000,000	7,595,253
Florida Housing Finance Corp., Homeowner Mortgage Rev., “2”, GNMA, 3%, 7/01/2052	8,285,000	9,041,028
Florida Mid-Bay Bridge Authority Rev., “A”, 5%, 10/01/2035	3,250,000	3,672,878
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053 (n)	570,000	663,726
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2034	1,935,000	2,212,760
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	130,000	135,736
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	120,000	128,106
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	185,000	195,650
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	605,000	673,384
Lee County, FL, Airport Rev., “A”, 5%, 10/01/2025	3,180,000	3,718,615
Lee County, FL, Airport Rev., “A”, 5%, 10/01/2026	9,340,000	11,220,118
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2039	2,000,000	2,207,282
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 5%, 10/01/2030	240,000	312,935
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 5%, 10/01/2031	995,000	1,291,392
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 5%, 10/01/2032	420,000	541,728
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 5%, 10/01/2033	1,300,000	1,671,056
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2034	760,000	903,981
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2035	760,000	900,968
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2036	945,000	1,117,017

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2037	$945,000	$ 1,113,578
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2038	1,065,000	1,251,818
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2039	795,000	931,987
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2041	710,000	828,188
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6.125%, 8/01/2042	595,000	597,251
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Cabana Club Apartments), 1.4%, 4/01/2023 (Put Date 4/01/2022)	2,155,000	2,156,336
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Platform 3750), GNMA, 0.25%, 8/01/2024 (Put Date 8/01/2023)	3,870,000	3,871,758
Miami-Dade County, FL, Seaport Refunding Rev., “A-1”, AGM, 4%, 10/01/2045	6,205,000	7,159,432
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	280,000	291,535
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	135,000	139,613
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	230,000	237,859
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	5,785,000	6,707,026
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2034	495,000	603,938
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2044	750,000	927,247
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2049	1,040,000	1,278,094
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2035	550,000	375,397
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2036	660,000	432,941
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	250,000	157,624

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2038	$770,000	$ 466,774
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2039	920,000	535,973
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2040	985,000	550,350
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2041	1,095,000	586,959
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	880,000	452,263
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Baptist Health South Florida Obligated Group), 4%, 8/15/2049	9,785,000	11,108,301
Palm Beach County, FL, Health Facilities Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “B”, 5%, 11/15/2042	890,000	1,079,260
Palm Beach County, FL, Health Facilities Authority Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/2049	430,000	452,890
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), “B-2”, 2.625%, 6/01/2025	3,390,000	3,461,927
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.3%, 5/01/2039	685,000	787,950
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	885,000	1,021,270
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2040	200,000	217,452
St. John's County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/2027 (a)(d)	125,000	87,500
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2027	105,000	117,570
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2028	100,000	112,841
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2029	105,000	118,707
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2030	95,000	106,749
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2031	100,000	111,871

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2036	$475,000	$ 525,835
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2041	360,000	394,587
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2046	360,000	392,417
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2050	345,000	374,206
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	52,264	31,358
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	245,000	268,014
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	225,000	245,819
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	485,000	530,650
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	1,455,000	1,590,864
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2034	1,430,000	1,011,781
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2035	785,000	533,039
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2036	1,210,000	786,875
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2037	570,000	354,332
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2038	785,000	465,713
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2039	785,000	444,181
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2040	1,070,000	577,038

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2041	$475,000	$ 244,454
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2042	475,000	233,066
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2038	310,000	360,266
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2039	310,000	359,338
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2040	475,000	594,162
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2045	1,665,000	1,893,507
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2050	3,380,000	4,151,864
		$194,035,952
Georgia - 3.0%
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2035	$7,450,000	$ 8,620,773
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2037	4,000,000	4,602,468
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2039	5,000,000	5,727,039
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2040	2,250,000	2,572,098
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2025	1,415,000	1,431,537
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2026	800,000	809,350
Atlanta, GA, Airport Rev., “B”, 5%, 7/01/2044	9,800,000	12,075,144
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 3.625%, 1/01/2031 (n)	1,320,000	1,458,134
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2036 (n)	1,155,000	1,391,022
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	3,295,000	3,860,224
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	855,000	970,218
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 2.25%, 10/01/2032 (Put Date 5/25/2023)	5,115,000	5,267,351

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 1.5%, 1/01/2040 (Put Date 2/03/2025)	$5,045,000	$ 5,180,724
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	650,000	723,656
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	1,140,000	1,260,827
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2031	300,000	387,484
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2032	335,000	399,915
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2033	190,000	226,084
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2034	345,000	409,156
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2036	310,000	365,394
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2037	325,000	411,867
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2038	335,000	423,543
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2039	300,000	350,324
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2040	205,000	258,007
Coweta County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 5%, 7/01/2044	9,425,000	11,628,427
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2028	5,285,000	5,304,996
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2029	1,415,000	1,420,354
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2030	4,345,000	4,361,440
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2041	3,910,000	3,924,734
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 4%, 4/01/2050	3,395,000	3,839,722
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4%, 12/01/2047	1,815,000	1,939,226
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/2044	325,000	336,214

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	$4,545,000	$ 4,636,547
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	845,000	1,024,697
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	1,740,000	2,200,325
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2043	1,865,000	2,234,082
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, FLR, 0.805% (67% of LIBOR - 1mo. + 0.75%), 4/01/2048 (Put Date 9/01/2023)	10,315,000	10,381,911
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 5/15/2031	5,760,000	7,233,247
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 4%, 8/01/2049 (Put Date 12/02/2024)	6,390,000	7,041,717
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 3/01/2050 (Put Date 9/01/2026)	20,295,000	23,162,000
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2056	1,940,000	2,319,789
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2063	1,945,000	2,325,767
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, AGM, 4%, 1/01/2046	1,200,000	1,366,083
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, AGM, 4%, 1/01/2046	750,000	853,802
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, AGM, 5%, 1/01/2062	4,105,000	4,983,206
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, AGM, 5%, 1/01/2062	2,700,000	3,277,626
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 1/01/2026	3,065,000	3,229,366
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2035	305,000	358,524
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2036	335,000	392,544
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2037	230,000	268,692
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	4,000,000	4,689,978

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2045	$5,000,000	$ 5,858,995
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5.5%, 8/15/2054 (Prerefunded 2/15/2025)	4,215,000	4,927,905
Monroe County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Scherer Project), “A”, 1.5%, 1/01/2039 (Put Date 2/03/2025)	3,750,000	3,852,138
		$188,556,393
Guam - 0.2%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029 (w)	$370,000	$ 455,825
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030 (w)	275,000	343,658
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031 (w)	370,000	471,457
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036 (w)	1,570,000	1,810,830
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042 (w)	2,125,000	2,373,622
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	545,000	551,496
Guam International Airport Authority Rev. (A.B. Won Pat Airport), “A”, 3.839%, 10/01/2036	860,000	885,296
Guam International Airport Authority Rev. (A.B. Won Pat Airport), “A”, 4.46%, 10/01/2043	975,000	1,011,758
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	6,060,000	7,304,335
		$15,208,277
Hawaii - 0.2%
Hawaii Harbor System Rev., “A”, 4%, 7/01/2033	$475,000	$ 563,361
Hawaii Harbor System Rev., “A”, 4%, 7/01/2034	415,000	489,787
Hawaii Harbor System Rev., “A”, 4%, 7/01/2035	295,000	347,411
Hawaii Harbor System Rev., “A”, 4%, 7/01/2036	30,000	35,214
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	1,380,000	1,390,567
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	850,000	856,577
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2030 (Prerefunded 1/01/2022)	3,695,000	3,738,641
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2031	1,380,000	1,395,734

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Hawaii - continued
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2032	$920,000	$ 930,376
		$9,747,668
Idaho - 0.1%
Idaho Housing and Finance Association, Federal Highway Trust Fund, “A”, 4%, 7/15/2038	$1,650,000	$ 1,967,435
Idaho Housing and Finance Association, Federal Highway Trust Fund, “A”, 4%, 7/15/2039	1,645,000	1,955,901
		$3,923,336
Illinois - 9.7%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$9,190,000	$ 9,772,671
Chicago, IL, Board of Education, 5%, 12/01/2042	4,045,000	4,200,702
Chicago, IL, Board of Education (School Reform), “A”, NPFG, 5.25%, 12/01/2023	6,805,000	7,257,715
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2022	1,405,000	1,395,687
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2023	1,205,000	1,186,763
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2028	9,895,000	8,801,558
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2029	3,290,000	2,846,239
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2030	1,430,000	1,201,213
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2022	3,410,000	3,387,397
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2023	14,590,000	14,369,191
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2026	3,405,000	3,184,211
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2028	3,895,000	3,464,585
Chicago, IL, Board of Education, “A”, 5.5%, 12/01/2039	105,000	105,749
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	270,000	318,895
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	220,000	265,984
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2036	1,010,000	1,186,986
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2037	1,005,000	1,179,090

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2042	$1,785,000	$ 2,083,137
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	2,495,000	2,897,758
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	15,110,000	18,351,065
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2025	2,505,000	2,946,856
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2026	970,000	1,172,395
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2027	2,455,000	3,039,991
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	1,165,000	1,474,493
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	775,000	996,816
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	580,000	759,133
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	1,550,000	2,064,764
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2030	2,760,000	3,387,492
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2031	5,300,000	6,461,643
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2032	4,540,000	5,503,361
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2029	310,000	387,340
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2030	200,000	248,371
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2031	200,000	247,478
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2032	200,000	246,819
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2033	180,000	221,514

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2034	$175,000	$ 214,809
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	130,000	159,318
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “G”, 5%, 12/01/2034	1,205,000	1,438,972
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2036	3,245,000	3,863,072
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	3,675,000	4,318,664
Chicago, IL, Capital Appreciation “A”, NPFG, 0%, 1/01/2027	1,490,000	1,382,360
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2026	9,690,000	9,192,842
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2027	1,820,000	1,688,520
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	745,000	842,875
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	3,885,000	4,524,060
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	2,660,000	3,177,572
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	605,000	738,323
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2028	6,375,000	6,961,218
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	7,090,000	8,819,691
Chicago, IL, General Obligation, “A”, 5%, 1/01/2031	625,000	783,672
Chicago, IL, General Obligation, “A”, 5%, 1/01/2036	1,110,000	1,191,528
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	1,820,000	2,186,757
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	350,000	419,765
Chicago, IL, General Obligation, “A”, 5%, 1/01/2044	4,500,000	5,352,713
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2049	6,995,000	8,512,539
Chicago, IL, General Obligation, “A”, AGM, 5.25%, 1/01/2031	1,000,000	1,082,849
Chicago, IL, General Obligation, “C”, 5%, 1/01/2024	2,240,000	2,263,753
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2033	935,000	1,055,381
Chicago, IL, General Obligation, Refunding, “A”, 5.625%, 1/01/2031	300,000	363,986
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2029	9,145,000	9,215,296
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2031	1,525,000	1,676,872
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	745,000	901,449
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	1,850,000	2,185,392

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	$5,900,000	$ 6,921,363
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	945,000	1,001,476
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	470,000	497,785
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	1,890,000	2,005,134
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	3,315,000	3,992,061
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	2,735,000	3,117,162
Chicago, IL, Transit Authority Rev. (Section 5307 Urbanized Area Formula Funds), 5%, 6/01/2027	1,135,000	1,389,416
Chicago, IL, Transit Authority Rev. (Section 5307 Urbanized Area Formula Funds), 5%, 6/01/2028	1,200,000	1,503,762
Chicago, IL, Transit Authority Rev. (Section 5307 Urbanized Area Formula Funds), 5%, 6/01/2029	900,000	1,151,881
Chicago, IL, Transit Authority Rev. (Section 5337 State of Good Repair Formula Funds), 5%, 6/01/2027	600,000	734,493
Chicago, IL, Transit Authority Rev. (Section 5337 State of Good Repair Formula Funds), 5%, 6/01/2028	1,200,000	1,503,762
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2029 (Prerefunded 12/01/2021)	1,755,000	1,769,275
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031 (Prerefunded 12/01/2021)	655,000	660,328
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2040 (Prerefunded 12/01/2021)	4,685,000	4,723,107
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2045	1,840,000	2,258,134
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2055	1,695,000	2,051,451
Cook County, IL, Community College District No. 508 (City Colleges), BAM, 5%, 12/01/2047	9,665,000	11,166,732
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2031	1,705,000	2,231,990
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2032	1,120,000	1,461,372
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2033	1,100,000	1,429,228
Cook County, IL, General Obligation Refunding, “C”, AGM, 5%, 11/15/2025	3,000,000	3,155,003
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2030	840,000	1,096,200

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2031	$1,050,000	$ 1,387,187
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2032	615,000	809,212
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2035	780,000	1,002,895
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2036	660,000	843,899
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2037	805,000	1,023,065
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2038	1,095,000	1,383,958
Cook County, IL, Sales Tax Rev., “A”, 4%, 11/15/2039	1,400,000	1,630,214
Cook County, IL, Sales Tax Rev., “A”, 4%, 11/15/2040	1,285,000	1,490,597
Cook County, IL, Sales Tax Rev., “A”, 4%, 11/15/2041	1,015,000	1,176,860
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2027	200,000	232,308
DuPage County, IL, Carol Stream Park District, “C”, BAM, 3%, 11/01/2032	1,250,000	1,364,188
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-1”, 4%, 11/01/2030	4,410,000	4,956,841
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-2”, 4%, 11/01/2030	4,410,000	4,956,216
Illinois Finance Authority Rev. (Carle Foundation), “A”, 5%, 8/15/2032	2,960,000	3,925,323
Illinois Finance Authority Rev. (Carle Foundation), “B”, 5%, 8/15/2053 (Put Date 8/15/2031)	4,800,000	6,383,568
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034	2,310,000	2,727,121
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035	2,315,000	2,727,931
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033 (Prerefunded 5/15/2023)	275,000	294,455
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033	1,905,000	1,982,184
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043 (Prerefunded 5/15/2023)	190,000	204,587
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043	1,310,000	1,364,449
Illinois Finance Authority Rev. (McKinley Foundation), “A”, 5.125%, 11/01/2055 (n)	3,205,000	3,439,196
Illinois Finance Authority Rev. (McKinley Foundation), “B”, 7%, 11/01/2037 (n)	990,000	1,121,188
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2046	9,235,000	10,743,755
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	1,035,000	1,238,209
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	1,535,000	1,827,377

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	$6,315,000	$ 6,749,949
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	510,000	589,521
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	1,040,000	1,194,021
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	820,000	942,074
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	795,000	912,149
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “A”, 5%, 3/01/2047	10,000,000	11,725,936
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2034	140,000	165,036
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2028	2,045,000	2,603,358
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2031	4,000,000	5,376,394
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2044	420,000	511,712
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2049	525,000	635,901
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2051	420,000	508,053
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.25%, 7/01/2033	560,000	546,904
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	770,000	797,364
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 4%, 10/01/2040	2,180,000	2,497,611
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2028	195,000	230,050
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	490,000	564,206

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	$980,000	$ 1,115,698
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	490,000	556,988
Illinois Finance Authority, Water Facilities Refunding Rev. (American Water Capital Corp. Project), 2.45%, 10/01/2039 (Put Date 10/01/2029)	7,000,000	7,430,799
Illinois Finance Authority, Water Facilities Refunding Rev. (American Water Capital Corp. Project), 0.7%, 5/01/2040 (Put Date 9/01/2023)	1,850,000	1,850,717
Illinois Housing Development Authority Rev., “A”, 3.87%, 11/15/2035 (n)	7,967,205	9,112,272
Illinois Housing Development Authority Rev., “A”, 4.5%, 10/01/2048	5,700,000	6,368,102
Illinois Housing Development Authority Rev., “A”, GNMA, 3%, 4/01/2051	3,680,000	3,993,062
Illinois Housing Development Authority Rev., “B”, 3.87%, 11/15/2035 (n)	3,249,208	3,716,192
Illinois Housing Development Authority Rev., “B”, GNMA, 3%, 4/01/2051	17,745,000	19,318,014
Illinois Housing Development Authority Rev., “C”, 3.87%, 11/15/2035 (n)	3,242,283	3,708,272
Illinois Housing Development Authority Rev., “D”, 3.87%, 11/15/2035 (n)	2,958,577	3,383,791
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035 (n)	2,036,058	2,328,686
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2029	120,000	147,731
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2030	155,000	189,660
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	1,800,000	2,116,662
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	3,995,000	4,825,883
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	3,720,000	4,602,335
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	755,000	954,489
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	1,750,000	2,252,455
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	1,635,000	2,057,073

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	$2,185,000	$ 2,747,127
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	1,050,000	1,223,440
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	615,000	714,830
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	1,050,000	1,223,128
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	1,770,000	1,953,697
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2028	815,000	1,007,312
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2029	1,020,000	1,285,056
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2030	610,000	759,047
Illinois Toll Highway Authority Rev., “A”, 5%, 12/01/2022	5,000,000	5,278,431
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2033	250,000	290,250
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2036	250,000	288,443
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2039	820,000	939,709
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2035	1,875,000	2,107,084
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2040	1,210,000	1,347,377
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2045	1,515,000	1,669,747
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2028	765,000	899,098
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2029	785,000	922,604
Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2026	2,400,000	2,280,575
Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “A”, BAM, 5%, 6/15/2042	4,550,000	4,699,466
Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 12/15/2056	5,110,000	1,872,461

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), NPFG, 5.5%, 6/15/2029	$5,725,000	$ 6,761,911
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2039	405,000	473,729
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2041	395,000	459,622
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2043	240,000	277,798
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2036	620,000	721,742
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2038	700,000	810,537
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2040	665,000	766,439
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2041	315,000	362,100
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,690,000	1,851,288
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	1,390,000	1,528,197
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	1,130,000	1,198,391
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	1,125,000	1,187,398
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2028	750,000	876,038
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2029	400,000	471,852
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2031	950,000	1,138,642
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2034	900,000	1,058,769
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2036	650,000	760,751
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2038	1,000,000	1,163,547
State of Illinois, 5%, 2/01/2025	2,600,000	2,968,167
State of Illinois, 5%, 1/01/2028	425,000	429,746
State of Illinois, 5%, 5/01/2028	870,000	958,375
State of Illinois, 5.25%, 7/01/2028	2,530,000	2,719,231
State of Illinois, 5%, 11/01/2028	2,005,000	2,371,439
State of Illinois, 5%, 2/01/2029	2,180,000	2,574,272

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
State of Illinois, 4.125%, 11/01/2031	$1,720,000	$ 1,928,806
State of Illinois, 4.5%, 11/01/2039	1,895,000	2,139,087
State of Illinois, AGM, 5%, 4/01/2024	5,000,000	5,351,831
State of Illinois, AGM, 5%, 2/01/2027	1,465,000	1,611,835
State of Illinois, AGM, 4%, 2/01/2030	720,000	818,269
State of Illinois, NPFG, 6%, 11/01/2026	7,230,000	8,629,186
State of Illinois, “A”, 5%, 11/01/2027	9,820,000	11,962,934
State of Illinois, “A”, 5%, 11/01/2028	13,010,000	16,075,388
State of Illinois, “A”, 5%, 4/01/2036	1,705,000	1,791,323
State of Illinois, “A”, 5%, 12/01/2024	425,000	482,626
State of Illinois, “P“, ETM, 6.5%, 6/15/2022	700,000	730,385
State of Illinois, General Obligation, 5.5%, 5/01/2039	1,660,000	2,098,842
State of Illinois, General Obligation, 5.75%, 5/01/2045	1,545,000	1,955,388
State of Illinois, General Obligation, ”A“, 5%, 3/01/2024	2,000,000	2,213,137
State of Illinois, General Obligation, ”A“, 5%, 3/01/2025	2,500,000	2,861,419
State of Illinois, General Obligation, ”A“, 5%, 3/01/2026	2,500,000	2,944,719
State of Illinois, General Obligation, ”B“, 5%, 3/01/2024	3,500,000	3,872,989
State of Illinois, General Obligation, ”B“, 5%, 3/01/2025	4,000,000	4,578,270
State of Illinois, General Obligation, ”B“, 5%, 3/01/2026	3,250,000	3,828,134
State of Illinois, General Obligation, ”C“, 4%, 3/01/2024	6,185,000	6,696,339
State of Illinois, General Obligation, ”C“, 4%, 3/01/2025	1,500,000	1,666,420
University of Illinois, Auxiliary Facilities System Rev., ”A“, BAM, 4%, 4/01/2032	2,210,000	2,638,243
University of Illinois, Auxiliary Facilities System Rev., ”A“, BAM, 4%, 4/01/2035	2,950,000	3,489,808
University of Illinois, Auxiliary Facilities System Rev., ”A“, BAM, 4%, 4/01/2036	1,510,000	1,779,824
University of Illinois, Auxiliary Facilities System Rev., ”A“, BAM, 4%, 4/01/2038	1,930,000	2,262,752
University of Illinois, Auxiliary Facilities System Rev., ”A“, BAM, 4%, 4/01/2039	1,705,000	1,993,929
University of Illinois, Auxiliary Facilities System Rev., ”A“, BAM, 4%, 4/01/2044	1,000,000	1,154,081
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), ”B“, BAM, 4%, 12/01/2029	675,000	797,242
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), ”B“, BAM, 4%, 12/01/2030	850,000	995,121
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), ”B“, BAM, 4%, 12/01/2032	1,180,000	1,363,105

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), ”B“, BAM, 4%, 12/01/2034	$1,755,000	$ 1,997,622
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), ”B“, BAM, 4%, 12/01/2036	2,000,000	2,269,296
		$606,143,541
Indiana - 1.3%
Indiana Finance Authority Environmental Facilities Refunding Rev. (Indianapolis Power & Light Co.), ”B“, 0.95%, 12/01/2038 (Put Date 4/01/2026)	$2,870,000	$ 2,827,389
Indiana Finance Authority Rev. (BHI Senior Living), ”A“, 6%, 11/15/2041 (Prerefunded 11/15/2023)	2,840,000	3,184,064
Indiana Finance Authority Rev. (Marquette Project), ”A“, 5%, 3/01/2030	530,000	587,671
Indiana Finance Authority Rev. (Marquette Project), ”A“, 5%, 3/01/2039	1,340,000	1,469,003
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2035	2,190,000	2,348,165
Indiana Finance Authority Rev. (State Revolving Fund Program), ”A“, 5%, 2/01/2029 (Prerefunded 2/01/2022)	4,000,000	4,063,402
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 5%, 6/01/2027	185,000	223,517
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 5%, 6/01/2028	200,000	246,861
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 5%, 6/01/2029	350,000	440,362
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 5%, 6/01/2032	405,000	513,580
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 4%, 6/01/2033	225,000	264,777
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 4%, 6/01/2034	235,000	275,612
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2028	255,000	312,628
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2033	170,000	216,830
Indiana Finance Authority, Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	5,955,000	7,035,280
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., ”A“, GNMA, 4%, 7/01/2048	2,605,000	2,831,741

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., ”A“, GNMA, 3%, 7/01/2051	$1,395,000	$ 1,511,803
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., ”B“, 3%, 7/01/2050	2,905,000	3,155,486
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., ”B-1“, GNMA, 3.25%, 7/01/2049	2,430,000	2,617,861
Indianapolis, IN, Local Public Improvement (Indianapolis Airport Authority Project), ”D“, 5%, 1/01/2027	11,000,000	13,312,881
Indianapolis, IN, Local Public Improvement (Indianapolis Airport Authority Project), ”I“, 5%, 1/01/2028	1,995,000	2,266,862
Indianapolis, IN, Local Public Improvement, ”A“, 5%, 6/01/2027	7,000,000	8,569,087
Indianapolis, IN, Water System First Lien Refunding Rev., ”A“, 5%, 10/01/2037	5,250,000	6,505,237
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), ”A“, 5%, 4/01/2042	1,170,000	1,189,819
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2032	625,000	766,237
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2033	455,000	555,825
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2035	565,000	685,524
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2038	1,700,000	2,046,133
Mount Vernon, IN, Environmental Improvement Rev. (Southern Indiana Gas and Electric Co. Project), 0.875%, 9/01/2055 (Put Date 9/01/2023)	3,965,000	3,965,409
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 3/01/2026	1,000,000	1,254,863
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	330,000	368,118
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	755,000	849,037
Warrick County, IN, Environmental Improvement Rev. (Southern Indiana Gas And Electric Co.), 0.875%, 9/01/2055 (Put Date 9/01/2023)	2,510,000	2,510,259
		$78,971,323

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Iowa - 0.6%
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), ”A“, 5.25%, 2/15/2044 (Prerefunded 2/15/2023)	$3,000,000	$ 3,206,237
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), ”C“, 5%, 2/15/2030	1,200,000	1,328,656
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), ”C“, 5%, 2/15/2031	2,230,000	2,467,970
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), ”C“, 5%, 2/15/2032	1,085,000	1,200,241
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), ”A“, 5%, 3/01/2033	775,000	843,237
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), ”A“, 5%, 3/01/2038	615,000	666,868
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), ”A“, 5%, 3/01/2048	1,125,000	1,213,237
Iowa Finance Authority, Single Family Mortgage Rev., ”A“, FNMA, 4%, 7/01/2047	830,000	900,200
Iowa Finance Authority, Single Family Mortgage Rev., ”A“, GNMA, 3%, 1/01/2047	4,165,000	4,515,580
Iowa Finance Authority, Single Family Mortgage Rev., ”B“, 3%, 7/01/2051	9,545,000	10,382,823
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3%, 12/01/2039	1,965,000	2,068,108
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3.5%, 12/01/2044	5,865,000	6,022,616
Iowa Tobacco Settlement Authority Asset-Backed, Senior Capital Appreciation, ”B-2“, 0%, 6/01/2065	13,205,000	2,443,819
		$37,259,592
Kansas - 0.7%
Coffeyville, KS, Electric Utility System Rev., ”B“, NPFG, 5%, 6/01/2038 (Prerefunded 6/01/2025) (n)	$3,800,000	$ 4,372,751
Coffeyville, KS, Electric Utility System Rev., ”B“, NPFG, 5%, 6/01/2042 (Prerefunded 6/01/2025) (n)	1,500,000	1,726,086
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,295,000	1,482,536
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	680,000	772,322
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2032	125,000	145,424
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2033	520,000	604,149
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2034	585,000	678,751
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2039	3,000,000	3,458,147

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - continued
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2032	$1,030,000	$ 1,064,613
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2033	1,085,000	1,123,273
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2034	1,145,000	1,184,997
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2036	1,260,000	1,301,800
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2038	1,395,000	1,439,246
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2044	1,510,000	1,545,915
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2049	2,160,000	2,206,380
Sedgwick County, KS, Unified School District No. 266 General Obligation, ”A“, 4%, 9/01/2031	1,145,000	1,332,382
Sedgwick County, KS, Unified School District No. 266 General Obligation, ”A“, 4%, 9/01/2032	855,000	992,578
University of Kansas Hospital Authority, Health Facilities Rev. (University of Kansas Health System), ”A“, 5%, 9/01/2048	13,460,000	16,350,847
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), ”I“, 5%, 5/15/2033	145,000	157,714
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), ”I“, 5%, 5/15/2038	175,000	189,088
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), ”I“, 4.625%, 5/15/2041	145,000	153,761
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), ”I“, 5%, 5/15/2047	720,000	770,791
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 4.2%, 9/01/2027	1,040,000	1,057,172
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	480,000	502,454
		$44,613,177

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - 1.6%
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2032	$810,000	$ 998,344
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2033	800,000	983,510
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2034	910,000	1,115,830
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), ”B“, 5%, 8/15/2037	590,000	704,086
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), ”B“, 5%, 8/15/2041	4,235,000	5,016,765
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), ”B“, 5%, 8/15/2046	2,685,000	3,177,865
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), ”A“, 5%, 6/01/2037	2,530,000	2,954,958
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), ”A“, 5%, 6/01/2041	1,655,000	1,926,000
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), ”A“, 5.25%, 6/01/2041	1,290,000	1,513,905
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), ”A“, 5%, 6/01/2045	2,070,000	2,399,339
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), ”A“, AGM, 5%, 12/01/2045	3,390,000	4,123,103
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), ”A“, AGM, 5%, 12/01/2047	1,895,000	1,985,869
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, ”B-1“, 5%, 6/01/2036	6,475,000	7,360,309
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2033	125,000	149,779
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2035	130,000	154,875
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2036	75,000	89,088
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2038	155,000	182,983
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2041	120,000	140,477
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2046	210,000	242,805
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2051	250,000	287,712

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2056	$250,000	$ 287,712
Kentucky Turnpike Authority, Economic Development Road Rev. (Revitalization Projects), ”A“, 5%, 7/01/2032	2,000,000	2,164,988
Owen County, KY, Water Facilities Refunding Rev. (Kentucky-American Water Co. Project), 0.7%, 6/01/2040 (Put Date 9/01/2023)	1,650,000	1,649,703
Public Energy Authority of Kentucky, Gas Supply Rev., ”B“, 4%, 1/01/2049 (Put Date 1/01/2025)	3,215,000	3,540,911
Public Energy Authority of Kentucky, Gas Supply Rev., ”C“, 4%, 2/01/2050 (Put Date 2/01/2028)	6,935,000	8,111,556
Public Energy Authority of Kentucky, Gas Supply Rev., ”C-1“, 4%, 12/01/2049 (Put Date 6/01/2025)	31,565,000	35,154,265
Trimble, KY, Pollution Control Refunding Rev. (Louisville Gas & Electric Co. Project), ”A“, 1.3%, 9/01/2044 (Put Date 9/01/2027)	12,500,000	12,474,064
		$98,890,801
Louisiana - 1.7%
East Baton Rouge, LA, Sewerage Commission Multi-Modal Rev., ”A“, 1.3%, 2/01/2041 (Put Date 2/01/2028)	$9,430,000	$ 9,562,441
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), ”A“, 5.625%, 6/01/2045	4,825,000	5,043,966
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2043	590,000	702,830
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2048	2,555,000	3,042,929
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), ”A“, 6%, 11/15/2035	580,000	633,920
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), ”A“, 6.25%, 11/15/2045	2,240,000	2,436,405
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), ”A“, 5%, 7/01/2029 (n)	480,000	515,902

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), ”A“, 5%, 7/01/2039 (n)	$1,200,000	$ 1,271,764
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), ”A“, 5%, 7/01/2054 (n)	1,925,000	2,001,238
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), ”A“, 1.65%, 9/01/2027	5,020,000	5,084,324
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), ”A“, 1.65%, 9/01/2033 (Put Date 12/01/2023)	4,075,000	4,127,215
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), ”A“, 1.65%, 9/01/2034 (Put Date 12/01/2023)	3,140,000	3,180,234
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2034	565,000	719,746
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2035	1,475,000	1,873,876
Louisiana Public Facilities Authority Refunding Rev. (Tulane University Project), ”A“, 5%, 4/01/2045	4,910,000	6,085,132
Louisiana Public Facilities Authority Rev. (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	5,465,000	5,936,577
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), ”A-1“, 5.375%, 1/01/2040 (n)	4,035,000	4,634,649
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), ”A-1“, 5.5%, 1/01/2050 (n)	2,765,000	3,153,547
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), ”A-1“, 5.1%, 1/01/2057 (n)	9,290,000	10,261,693
Louisiana Stadium & Exposition District Rev., 5%, 7/03/2023	5,850,000	6,177,500
Louisiana Stadium & Exposition District Rev., ”A“, 5%, 7/01/2023	1,325,000	1,432,080
Louisiana Stadium & Exposition District Rev., ”A“, 5%, 7/01/2024	1,270,000	1,370,086
Louisiana Stadium & Exposition District Rev., ”A“, 5%, 7/01/2025	1,000,000	1,077,897

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), ”A“, AGM, 5%, 10/01/2043	$745,000	$ 898,449
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), ”A“, AGM, 5%, 10/01/2048	1,210,000	1,441,363
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., ”A“, AGM, 5%, 1/01/2032	2,575,000	3,387,787
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., ”A“, AGM, 5%, 1/01/2033	5,815,000	7,601,415
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., ”A“, AGM, 5%, 1/01/2034	5,315,000	6,912,871
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2040 (Prerefunded 12/01/2025)	800,000	946,152
Shreveport, LA, Water & Sewer Rev., ”B“, AGM, 4%, 12/01/2044	1,000,000	1,122,354
Shreveport, LA, Water & Sewer Rev., ”B“, AGM, 4%, 12/01/2049	1,250,000	1,392,689
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	2,000,000	2,046,180
		$106,075,211
Maine - 0.4%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), ”R-2“, 4.375%, 8/01/2035 (Put Date 8/01/2025) (n)	$1,140,000	$ 1,265,864
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), ”R-3“, 5.25%, 1/01/2025 (n)	570,000	641,231
Maine Finance Authority, Student Loan Rev., ”A-1“, AGM, 5%, 12/01/2028	500,000	613,682
Maine Finance Authority, Student Loan Rev., ”A-1“, AGM, 5%, 12/01/2029	500,000	621,148
Maine Finance Authority, Student Loan Rev., ”A-1“, AGM, 5%, 12/01/2030	500,000	628,148
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), ”A“, 4%, 7/01/2036	1,475,000	1,736,566
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), ”A“, 4%, 7/01/2037	1,200,000	1,408,554
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), ”A“, 4%, 7/01/2038	1,250,000	1,463,630
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), ”A“, 4%, 7/01/2039	1,550,000	1,810,221

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maine - continued
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), ”A“, 4%, 7/01/2040	$2,200,000	$ 2,563,724
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), ”A“, 4%, 7/01/2045	3,015,000	3,464,884
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), ”A“, 4%, 7/01/2050	5,375,000	6,120,509
Maine Housing Authority Mortgage, ”C“, 4%, 11/15/2050	3,365,000	3,740,770
Maine Housing Authority Mortgage, ”C-1“, 3.5%, 11/15/2044	1,365,000	1,416,061
		$27,494,992
Maryland - 1.8%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2025	$1,430,000	$ 1,515,821
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2026	480,000	513,792
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2029	540,000	580,588
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2033	1,075,000	1,148,629
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2035	830,000	883,661
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	1,355,000	1,428,673
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	2,180,000	2,290,397
Baltimore, MD, Project Rev. (Water Projects), ”A“, 4%, 7/01/2039	1,500,000	1,752,119
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), ”A“, 5%, 9/01/2038	1,565,000	1,764,878
Baltimore, MD, Subordinate Project Rev. (Mayor and City Council of Baltimore Water Projects), ”A“, 5%, 7/01/2041	5,000,000	6,010,064
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	380,000	435,126
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	420,000	494,284
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), ”B“, 4.625%, 7/01/2043 (n)	970,000	1,146,537
Howard County, MD, Special Obligation (Downtown Columbia Project), ”A“, 4.125%, 2/15/2034 (n)	150,000	157,981
Howard County, MD, Special Obligation (Downtown Columbia Project), ”A“, 4.375%, 2/15/2039 (n)	155,000	163,717
Howard County, MD, Special Obligation (Downtown Columbia Project), ”A“, 4.5%, 2/15/2047 (n)	1,105,000	1,161,663
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”A“, 4.5%, 9/01/2048 (u)	8,035,000	9,028,631
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”B“, 4.5%, 9/01/2048 (u)	6,525,000	7,289,801

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”C“, 4%, 9/01/2044	$1,355,000	$ 1,430,992
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”A“, 3%, 9/01/2051	8,235,000	8,932,794
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”B“, 3%, 9/01/2051	8,735,000	9,524,781
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”C“, 5%, 9/01/2026	300,000	360,226
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”C“, 5%, 9/01/2027	455,000	560,336
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”C“, 5%, 9/01/2028	355,000	446,487
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”D“, 3.25%, 9/01/2050	10,215,000	11,135,949
Maryland Department of Transportation Special Project Rev., ”B“, 4%, 8/01/2040	350,000	409,264
Maryland Department of Transportation Special Project Rev., ”B“, 4%, 8/01/2041	1,400,000	1,632,201
Maryland Department of Transportation Special Project Rev., ”B“, 5%, 8/01/2046	5,580,000	6,994,138
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), ”A“, 5%, 6/01/2030	180,000	219,812
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), ”A“, 5%, 6/01/2032	125,000	151,279
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), ”A“, 5%, 6/01/2035	225,000	270,410
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	695,000	806,665
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 3.25%, 9/01/2030 (n)	235,000	260,477
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2040 (n)	830,000	946,645
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), ”C“, 4%, 6/01/2038	180,000	174,240

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), ”C“, 4%, 6/01/2048	$550,000	$ 504,323
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), ”C“, 4%, 6/01/2058	1,610,000	1,429,176
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2036 (w)	730,000	930,306
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), ”A“, 5.5%, 1/01/2036	5,090,000	6,112,969
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), ”A“, 5%, 7/01/2033	1,745,000	1,992,903
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), ”A“, 5%, 7/01/2034	1,090,000	1,240,748
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), ”A“, 5%, 7/01/2038	4,845,000	5,452,682
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health Issue), 5%, 8/15/2025	6,425,000	7,384,273
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.125%, 7/01/2039 (n)	555,000	617,520
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.25%, 7/01/2048 (n)	545,000	605,711
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), ”A-1“, 5%, 11/01/2037	185,000	201,196
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), ”B“, 5%, 11/01/2042	315,000	340,918
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), ”B“, 5%, 11/01/2047	330,000	356,032
State of Maryland, ”B“, 4%, 8/01/2027	2,570,000	2,651,979
		$111,843,794
Massachusetts - 3.0%
Commonwealth of Massachusetts Transportation Fund Rev. (Accelerated Bridge Program), ”A“, 5%, 6/01/2023	$2,645,000	$ 2,855,636
Commonwealth of Massachusetts Transportation Fund Rev., ”A“, 5%, 6/01/2043	9,290,000	11,412,757
Commonwealth of Massachusetts, ”A“, AAC, 5.5%, 8/01/2030	5,000,000	6,812,737
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”H“, 5%, 12/01/2026	10,000,000	12,217,923
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A-2“, 5%, 7/01/2041	6,500,000	8,188,890
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A-2“, 5%, 7/01/2042	2,250,000	2,829,459

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts College Building Authority Project Rev., ”A“, 5%, 5/01/2031 (Prerefunded 5/01/2023)	$2,395,000	$ 2,575,683
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), ”A“, 5%, 6/01/2039	945,000	1,150,170
Massachusetts Development Finance Agency Rev. (Beth Israel Health, Inc.), ”2018 I-2“, 5%, 7/01/2053	8,670,000	10,379,433
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), ”K“, 5%, 7/01/2031	1,130,000	1,422,870
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), ”K“, 5%, 7/01/2032	1,145,000	1,437,247
Massachusetts Development Finance Agency Rev. (CareGroup), ”J-1“, 5%, 7/01/2048	3,000,000	3,594,088
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2029	1,550,000	1,731,337
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2030	3,225,000	3,588,065
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2031	895,000	992,597
Massachusetts Development Finance Agency Rev. (Emerson College), ”A“, 5.25%, 1/01/2042	250,000	289,987
Massachusetts Development Finance Agency Rev. (Emmanuel College), ”A“, 5%, 10/01/2043	3,515,000	4,057,628
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	790,000	864,405
Massachusetts Development Finance Agency Rev. (Lahey Health System Obligated Group), ”F“, 5%, 8/15/2030	1,000,000	1,155,274
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), ”F“, 5.75%, 7/15/2043	460,000	487,213
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	110,000	119,648
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047 (n)	1,530,000	1,660,796
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	2,960,000	3,209,916
Massachusetts Development Finance Agency Rev. (North Hill Communities), ”A“, 6.25%, 11/15/2033 (Prerefunded 11/15/2023) (n)	275,000	309,765
Massachusetts Development Finance Agency Rev. (North Hill Communities), ”A“, 6.5%, 11/15/2043 (Prerefunded 11/15/2023) (n)	435,000	491,787
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”S“, 5%, 7/01/2032	1,275,000	1,571,032

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	$305,000	$ 328,527
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	605,000	711,202
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	710,000	831,870
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), ”I“, 5%, 7/01/2036	1,440,000	1,686,497
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), ”K“, 5%, 7/01/2038	1,300,000	1,534,168
Massachusetts Development Finance Agency Rev. (Wellforce Inc.), ”C“, AGM, 5%, 10/01/2032	850,000	1,101,316
Massachusetts Development Finance Agency Rev. (Wellforce Inc.), ”C“, AGM, 5%, 10/01/2033	525,000	677,902
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), ”A“, 4%, 7/01/2044	2,240,000	2,497,914
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), ”A“, 5%, 7/01/2044	935,000	1,117,176
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	1,145,000	1,309,307
Massachusetts Educational Financing Authority, Education Loan Rev., ”B“, 3%, 7/01/2035	3,395,000	3,491,825
Massachusetts Educational Financing Authority, Education Loan Rev., ”B“, 2%, 7/01/2037	440,000	436,015
Massachusetts Educational Financing Authority, Education Loan Rev., ”C“, 2.625%, 7/01/2036	1,455,000	1,494,495
Massachusetts Educational Financing Authority, Education Loan Rev., ”C“, 4.125%, 7/01/2046	6,960,000	7,371,903
Massachusetts Educational Financing Authority, Education Loan Rev., ”C“, 3.75%, 7/01/2047	9,170,000	9,584,802
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 4.7%, 7/01/2026	615,000	616,142
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 4.9%, 7/01/2028	635,000	636,248
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 3.5%, 7/01/2033 (u)	7,335,000	7,483,352
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 3.5%, 7/01/2033	2,500,000	2,550,563
Massachusetts Educational Financing Authority, Education Loan Rev., ”K“, 5.25%, 7/01/2029	1,385,000	1,426,830
Massachusetts Educational Financing Authority, Education Loan Rev., ”K“, 3.625%, 7/01/2032	4,975,000	5,102,547

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., ”C“, 3%, 7/01/2051	$1,850,000	$ 1,834,532
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”221“, 3%, 12/01/2050	3,900,000	4,243,212
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2037 (Prerefunded 7/01/2022)	470,000	486,602
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2037	3,915,000	4,832,861
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2038	4,915,000	6,054,175
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2039	7,975,000	9,801,140
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2035	500,000	624,768
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2036	1,000,000	1,245,924
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2037	1,435,000	1,783,173
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2038	180,000	223,188
Massachusetts Water Resources Authority, General Rev., ”B“, AGM, 5.25%, 8/01/2029	4,215,000	5,579,593
University of Massachusetts Building Authority Rev., ”2017-3“, 5%, 11/01/2036	8,895,000	10,958,442
		$185,064,554
Michigan - 1.8%
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), ”A“, AGM, 5%, 7/01/2043	$1,565,000	$ 1,737,989
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., ”A“, 5.25%, 7/01/2039 (Prerefunded 7/01/2022)	5,920,000	6,144,608
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2036	505,000	619,251
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2038	460,000	561,739
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2043	815,000	978,742
Great Lakes Water Authority, Michigan Water Supply System Rev., ”B“, BAM, 5%, 7/01/2046	5,745,000	6,720,621
Great Lakes Water Authority, Michigan Water Supply System Rev., ”D“, 5%, 7/01/2036	3,155,000	3,748,373
Great Lakes Water Authority, Michigan Water Supply System Rev., ”D“, AGM, 5%, 7/01/2034	3,710,000	4,422,970
Kentwood, MI, Economic Development Corp Rev. (Holland Home Obligated Group), 4%, 11/15/2031 (w)	355,000	389,610

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Kentwood, MI, Economic Development Corp Rev. (Holland Home Obligated Group), 4%, 11/15/2043 (w)	$805,000	$ 857,834
Kentwood, MI, Economic Development Corp Rev. (Holland Home Obligated Group), 4%, 11/15/2045	140,000	153,636
Michigan Building Authority Rev., ”I“, 4%, 10/15/2049	2,800,000	3,237,516
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), ”F“, 3.875%, 10/01/2023	685,000	716,758
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), ”F“, 4%, 10/01/2024	860,000	920,319
Michigan Finance Authority Hospital Rev. (McLaren Health Care), ”D-1“, 1.2%, 10/15/2030 (Put Date 4/13/2028)	2,545,000	2,543,852
Michigan Finance Authority Hospital Rev. (McLaren Health Care), ”D-2“, 1.2%, 10/15/2038 (Put Date 4/13/2028)	3,195,000	3,193,559
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2030	1,000,000	1,221,182
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2031	2,000,000	2,441,350
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2035 (Prerefunded 12/01/2021)	3,195,000	3,219,724
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2048	3,690,000	4,507,245
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), ”2“, 4%, 12/01/2036	5,265,000	6,193,223
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C“, 5%, 7/01/2033	800,000	923,507
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C“, 5%, 7/01/2034	1,790,000	2,063,481
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C“, 5%, 7/01/2035	1,155,000	1,331,002
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NPFG, 5%, 7/01/2032	580,000	649,317
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), ”C-1“, 5%, 7/01/2044 (Prerefunded 7/01/2022)	450,000	466,240

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), ”D-2“, 5%, 7/01/2034	$800,000	$ 922,226
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NPFG, 5%, 7/01/2036	485,000	541,273
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	240,000	268,404
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	570,000	636,300
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2007 Sold Tobacco Receipts), ”B-1“, 5%, 6/01/2049	1,205,000	1,423,144
Michigan Housing Development Authority, ”A“, 4%, 6/01/2046	710,000	744,367
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2048	5,000,000	5,924,780
Michigan Strategic Fund Ltd. Variable Rate Limited Obligation Rev. (Graphic Packaging International LLC Coated Recycled Board Machine Project), 4%, 10/01/2061 (Put Date 10/01/2026)	1,685,000	1,870,571
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”B“, 5%, 12/01/2044	1,000,000	1,133,568
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”B“, BAM, 5%, 12/01/2039	610,000	692,503
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”C“, 5%, 12/01/2039	470,000	530,414
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”C“, 5%, 12/01/2044	1,020,000	1,151,110
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”D“, AGM, 5%, 12/01/2040	7,105,000	8,299,514
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “A”, 5%, 12/01/2046	3,810,000	4,873,026
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2046	1,225,000	1,544,896
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2031	2,490,000	3,105,997
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2032	2,580,000	3,211,662
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2030	980,000	1,289,280

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2031	$1,200,000	$ 1,569,561
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2032	1,850,000	2,409,158
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2034	3,500,000	4,515,262
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2036	1,000,000	1,274,314
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2037	1,100,000	1,397,697
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2038	290,000	367,612
		$109,660,287
Minnesota - 1.1%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), ”A“, 4%, 7/01/2031	$1,020,000	$ 1,115,462
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), ”A“, 4%, 7/01/2036	980,000	1,060,693
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), ”A“, 4%, 7/01/2041	700,000	752,850
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), ”A“, 4.25%, 2/15/2043	2,275,000	2,584,320
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), ”A“, 5%, 2/15/2043	2,550,000	3,044,243
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), ”A“, 4.25%, 2/15/2048	2,280,000	2,574,820
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), ”A“, 5%, 2/15/2048	2,015,000	2,391,641
Duluth, MN, Independent School District No. 709, ”A“, COP, 5%, 2/01/2025	240,000	272,919
Duluth, MN, Independent School District No. 709, ”A“, COP, 4%, 3/01/2032	1,145,000	1,208,777
Duluth, MN, Independent School District No. 709, ”A“, COP, 4.2%, 3/01/2034	305,000	323,296
Duluth, MN, Independent School District No. 709, ”B“, COP, 5%, 2/01/2026	765,000	894,650
Duluth, MN, Independent School District No. 709, ”B“, COP, 5%, 2/01/2028	225,000	275,964
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., ”C“, 5%, 1/01/2041	2,500,000	2,971,273
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., ”C“, 5%, 1/01/2046	3,000,000	3,566,055
Minnesota Housing Finance Agency, Residential Housing, ”A“, 4%, 1/01/2041	515,000	537,488
Minnesota Housing Finance Agency, Residential Housing, ”A“, 4.25%, 7/01/2049 (u)	17,505,000	19,431,963
Minnesota Housing Finance Agency, Residential Housing, ”B“, GNMA, 3%, 7/01/2051	7,075,000	7,681,093

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - continued
Minnesota Housing Finance Agency, Residential Housing, ”D“, 3%, 1/01/2052	$7,215,000	$ 7,851,803
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037 (u)	3,600,000	3,786,144
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	3,160,000	3,227,419
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), ”A“, 5.5%, 7/01/2052 (n)	240,000	267,798
University of Minnesota, ”A“, 5%, 12/01/2025 (Prerefunded 12/01/2021)	710,000	715,494
		$66,536,165
Mississippi - 0.9%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/2022	$1,750,000	$ 1,802,158
Mississippi Development Bank Special Obligation (Harrison County Coliseum), ”A“, 5.25%, 1/01/2034	2,455,000	3,293,142
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2025	400,000	465,722
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2026	1,000,000	1,195,429
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	495,000	556,275
Mississippi Development Bank Special Obligation (Vicksburg Warren School District General Obligation Project), BAM, 5%, 3/01/2048	4,000,000	4,899,377
Mississippi Home Corp., Single Family Mortgage Rev., ”A“, 4%, 12/01/2044	1,455,000	1,591,709
Mississippi Home Corp., Single Family Mortgage Rev., ”A“, GNMA, 3%, 12/01/2050	1,635,000	1,772,678
Mississippi Home Corp., Single Family Mortgage Rev., ”B“, GNMA, 3%, 6/01/2051	3,900,000	4,247,609
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), ”A“, 5%, 9/01/2022	1,445,000	1,503,130
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), ”A“, 5%, 9/01/2023	3,560,000	3,853,242
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), ”A“, 5%, 9/01/2046	1,905,000	2,206,859
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), ”A“, 4%, 1/01/2036	845,000	965,322

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), ”A“, 4%, 1/01/2037	$760,000	$ 865,748
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), ”A“, 4%, 1/01/2039	760,000	861,620
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), ”A“, 4%, 1/01/2040	425,000	480,829
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), ”IV“, 5%, 10/01/2033	350,000	436,204
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), ”IV“, 5%, 10/01/2035	1,200,000	1,486,601
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), ”IV“, 5%, 10/01/2039	850,000	1,042,702
Mississippi State University, Educational Building Corp. Rev. (Mississippi State University Refunding and Improvements Project), 5.25%, 8/01/2038 (Prerefunded 8/01/2023)	1,250,000	1,364,932
State of Mississippi, ”B“, 5%, 12/01/2025	585,000	692,830
State of Mississippi, ”B“, 5%, 12/01/2032	2,500,000	3,027,549
State of Mississippi, ”B“, 5%, 12/01/2033	2,500,000	3,021,161
State of Mississippi, ”B“, 5%, 12/01/2034	5,000,000	6,033,466
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), ”A“, 5%, 3/01/2028	1,080,000	1,231,320
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2048 (Prerefunded 1/01/2028)	5,750,000	7,181,664
		$56,079,278
Missouri - 1.6%
Brentwood & Maplewood, MO, Hanley Road Corridor Transportation Development District, Transportation Sales Tax Refunding Rev., 1.625%, 10/01/2033	$685,000	$ 685,705
Brentwood & Maplewood, MO, Hanley Road Corridor Transportation Development District, Transportation Sales Tax Refunding Rev., 2%, 10/01/2039	850,000	854,377
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), ”B“, AGM, 5%, 3/01/2055	5,675,000	6,823,247
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2046	14,865,000	17,935,317

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), ”B“, 5%, 2/01/2040 (n)	$160,000	$ 162,712
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), ”B“, 5%, 2/01/2050 (n)	275,000	278,250
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2036	1,200,000	1,371,855
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2037	380,000	432,695
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2041	480,000	539,990
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2051	1,360,000	1,503,289
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039 (Prerefunded 10/01/2023)	730,000	799,460
Missouri Health & Educational Facilities Authority Rev. (BJC Health System), ”C“, 5%, 5/01/2052 (Put Date 5/01/2028)	11,820,000	14,716,613
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), ”A“, 5%, 6/01/2030	5,000,000	6,277,211
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), ”A“, 5%, 6/01/2031	3,165,000	3,954,723
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), ”A“, 4%, 2/15/2044	2,300,000	2,612,367
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), ”A“, 4%, 2/15/2049	5,000,000	5,647,366
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), ”A“, 4%, 2/15/2054	4,550,000	5,132,657
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), ”A“, 5%, 6/01/2031	2,615,000	2,917,158
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), ”A“, 3.75%, 5/01/2038	465,000	490,914
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), ”A“, FHLMC, 3%, 5/01/2052	6,250,000	6,785,636
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), ”A“, FNMA, 4.25%, 5/01/2049	4,615,000	5,073,145
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), ”B“, FNMA, 4.75%, 5/01/2049	2,460,000	2,748,528

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Plaza at Noah's Ark Community District, MO, Increment and Improvement Rev., 3%, 5/01/2030	$320,000	$ 322,795
Plaza at Noah's Ark Community District, MO, Increment and Improvement Rev., 3.125%, 5/01/2035	220,000	219,706
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), ”A“, 5%, 8/15/2030	140,000	151,468
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), ”A“, 5%, 8/15/2035	95,000	101,916
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), ”A“, 5.125%, 8/15/2045	260,000	275,231
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), ”A“, 3.875%, 11/15/2029	200,000	198,577
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), ”A“, 4.375%, 11/15/2035	735,000	738,675
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), ”A“, 4.75%, 11/15/2047	2,290,000	2,320,611
St. Louis, MO, Municipal Finance Corp. Leasehold Rev. (Convention Center Expansion and Improvement Projects), AGM, 5%, 10/01/2040	840,000	1,049,981
St. Louis, MO, Municipal Finance Corp. Leasehold Rev. (Convention Center Expansion and Improvement Projects), AGM, 5%, 10/01/2045	3,610,000	4,443,580
		$97,565,755
Montana - 0.2%
Montana Board of Housing Single Family Mortgage, ”B“, 4%, 12/01/2050	$4,585,000	$ 5,114,723
Montana Board of Housing Single Family Mortgage, ”B“, 3%, 12/01/2051	1,200,000	1,308,738
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), ”A“, 4%, 6/01/2049	825,000	891,155
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), ”A-2“, 3%, 12/01/2043	590,000	606,056
Montana Board of Investments, 0.15%, 3/01/2042 (Put Date 3/01/2022)	3,000,000	2,998,605
		$10,919,277

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nebraska - 0.3%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), ”A“, 5%, 9/01/2034	$850,000	$ 1,146,484
Nebraska Investment Finance Authority, Single Family Housing Rev., ”A“, 4%, 9/01/2044	745,000	786,983
Nebraska Investment Finance Authority, Single Family Housing Rev., ”A“, GNMA, 3%, 9/01/2045	3,765,000	4,086,352
Nebraska Investment Finance Authority, Single Family Housing Rev., ”C“, 4%, 9/01/2048 (u)	3,775,000	4,136,101
Nebraska Public Power District Rev., ”A“, 5%, 1/01/2027 (w)	485,000	590,704
Nebraska Public Power District Rev., ”A“, 5%, 1/01/2030 (w)	570,000	740,208
Nebraska Public Power District Rev., ”A“, 5%, 1/01/2031 (w)	1,455,000	1,923,749
Nebraska Public Power District Rev., ”A“, 5%, 1/01/2032 (w)	1,550,000	2,030,989
Nebraska Public Power District Rev., ”A“, 5%, 1/01/2033 (w)	500,000	651,966
Nebraska Public Power District Rev., ”B“, 5%, 1/01/2029 (w)	1,015,000	1,292,576
Nebraska Public Power District Rev., ”B“, 5%, 1/01/2030 (w)	970,000	1,259,653
Nebraska Public Power District Rev., ”B“, 5%, 1/01/2031 (w)	750,000	991,623
Nebraska Public Power District Rev., ”B“, 5%, 1/01/2032 (w)	800,000	1,048,253
Nebraska Public Power District Rev., ”B“, 5%, 1/01/2033 (w)	785,000	1,023,586
		$21,709,227
Nevada - 0.4%
Clark County, NV, School District General Obligation, ”A“, AGM, 4%, 6/15/2037	$900,000	$ 1,062,021
Clark County, NV, School District General Obligation, ”A“, AGM, 4%, 6/15/2039	1,975,000	2,318,853
Clark County, NV, School District General Obligation, ”A“, AGM, 4%, 6/15/2040	130,000	152,300
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 4.5%, 12/15/2029 (n)	140,000	154,020
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 5%, 12/15/2035 (n)	630,000	698,731
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 5%, 12/15/2038 (n)	705,000	778,341
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 5.125%, 12/15/2045 (n)	760,000	832,323
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 5%, 12/15/2048 (n)	2,745,000	2,989,281

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nevada - continued
Nevada Housing Division, Single Family Mortgage Rev., ”A“, GNMA, 3%, 4/01/2051	$3,210,000	$ 3,494,655
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), ”B“, AGM, 5%, 6/01/2033	90,000	108,276
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), ”B“, AGM, 5%, 6/01/2038	115,000	136,708
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), ”B“, AGM, 4%, 6/01/2048	460,000	504,626
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), ”B“, AGM, 4.125%, 6/01/2058	570,000	628,668
Sparks, NV, Tourism Improvement District No. 1 Rev. (Legends at Sparks Marina), ”A“, 2.5%, 6/15/2024 (n)	525,000	533,223
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Projects), ”F“, 2.05%, 3/01/2036 (Put Date 4/15/2022)	10,250,000	10,340,763
		$24,732,789
New Hampshire - 0.3%
National Finance Authority, New Hampshire, Municipal Certificates, ”A“, 4.125%, 1/20/2034	$8,720,842	$ 10,369,680
National Finance Authority, New Hampshire, Resource Recovery Refunding Rev., ”A“, 3.625%, 7/01/2043 (Put Date 7/02/2040) (n)	1,695,000	1,785,631
National Finance Authority, New Hampshire, Resource Recovery Refunding Rev., ”B“, 3.75%, 7/01/2045 (Put Date 7/02/2040) (n)	2,910,000	3,077,534
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	1,600,000	1,892,944
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	1,595,000	1,879,537
New Hampshire National Finance Authority, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2041	1,050,000	1,144,014
		$20,149,340
New Jersey - 6.1%
Atlantic City, NJ, Board of Education, 4%, 4/01/2029	$200,000	$ 233,607
Atlantic City, NJ, Board of Education, 4%, 4/01/2030	165,000	190,217
Atlantic City, NJ, Board of Education, 4%, 4/01/2031	160,000	182,960
Atlantic City, NJ, Board of Education, 4%, 4/01/2032	285,000	324,789
Atlantic City, NJ, Board of Education, 4%, 4/01/2034	280,000	317,020
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), ”A“, AGM, 5%, 7/01/2033	155,000	203,820
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), ”A“, AGM, 5%, 7/01/2035	155,000	202,609

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), ”A“, AGM, 4%, 7/01/2038	$255,000	$ 303,880
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), ”A“, AGM, 4%, 7/01/2039	215,000	255,487
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), ”A“, AGM, 4%, 7/01/2040	310,000	367,492
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”A“, BAM, 5%, 3/01/2032	4,925,000	5,893,106
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”A“, BAM, 5%, 3/01/2037	4,400,000	5,212,533
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”A“, BAM, 5%, 3/01/2042	600,000	705,000
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”B“, AGM, 5%, 3/01/2032	1,665,000	1,992,289
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”B“, AGM, 5%, 3/01/2037	1,670,000	1,978,393
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	355,000	421,371
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2029	555,000	612,010
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2030	850,000	934,550
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2031	555,000	609,158
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2032	555,000	608,407
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	470,000	523,212
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	470,000	516,862
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	1,415,000	1,561,783
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	870,000	959,165
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	435,000	479,068

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2037	$1,970,000	$ 2,335,794
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2042	2,190,000	2,590,162
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), ”A“, 5%, 1/01/2030	1,095,000	1,151,729
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), ”A“, 5%, 1/01/2035	1,570,000	1,640,025
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	1,115,000	1,437,636
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2033	590,000	759,366
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	1,030,000	1,211,225
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	995,000	1,165,437
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2038	1,260,000	1,470,840
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”DDD“, 5%, 6/15/2034	610,000	729,210
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”DDD“, 5%, 6/15/2035	510,000	608,777
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”DDD“, 5%, 6/15/2042	2,855,000	3,389,545
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”NN“, 5%, 3/01/2027	4,135,000	4,399,422
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, 3.125%, 7/01/2029	850,000	864,491
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, 3.125%, 7/01/2031 (u)	8,400,000	9,094,712
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, 5%, 7/01/2033	485,000	575,100
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, BAM, 5%, 7/01/2027	1,105,000	1,365,709

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, BAM, 5%, 7/01/2028	$9,240,000	$ 11,324,150
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	3,650,000	3,804,217
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), ”A“, 5.625%, 11/15/2030	4,050,000	4,467,606
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), ”C“, 5%, 6/15/2042	3,385,000	4,071,785
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), ”E“, 0.85%, 12/01/2025	1,965,000	1,958,284
New Jersey Economic Development Authority, Water Facilities Rev. (Middlesex Water Co.), 5%, 8/01/2059	1,595,000	1,890,100
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), ”A“, AGM, 5%, 7/01/2046	5,485,000	6,264,833
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2031	2,105,000	2,546,403
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2032	2,100,000	2,536,644
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2033	1,775,000	2,139,349
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2034	1,785,000	2,146,311
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2035	1,575,000	1,890,573
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2036	1,835,000	2,198,906
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2037	3,040,000	3,634,481
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.25%, 12/01/2039	5,690,000	6,035,315
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”A“, 5%, 12/01/2028	400,000	495,826

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”A“, 5%, 12/01/2029	$550,000	$ 691,336
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2028	1,450,000	1,797,371
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2029	1,415,000	1,778,618
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.5%, 12/01/2039	7,865,000	8,365,231
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 2.5%, 12/01/2040	2,145,000	2,187,326
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”C“, 3.25%, 12/01/2051	885,000	891,688
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., ”C“, 4.75%, 10/01/2050 (u)	8,420,000	9,503,026
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., ”E“, 3.5%, 4/01/2051 (u)	10,830,000	11,963,684
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., ”H“, 3%, 10/01/2052	10,660,000	11,728,843
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2032	3,000,000	3,690,250
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2033	3,000,000	3,679,690
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2034	3,000,000	3,669,754
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2035	2,950,000	3,602,359
New Jersey Transportation Trust Fund Authority, ”A“, 4%, 6/15/2038 (w)	1,680,000	1,931,415
New Jersey Transportation Trust Fund Authority, ”A“, 4%, 6/15/2039 (w)	3,430,000	3,930,914
New Jersey Transportation Trust Fund Authority, ”A“, 4%, 6/15/2040 (w)	3,240,000	3,703,752
New Jersey Transportation Trust Fund Authority, ”A“, 4%, 6/15/2041 (w)	2,825,000	3,221,166
New Jersey Transportation Trust Fund Authority, ”A“, 4%, 6/15/2042 (w)	2,820,000	3,204,636
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2029 (w)	3,385,000	4,158,187
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2030 (w)	3,070,000	3,830,941
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2031 (w)	4,855,000	6,152,765

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2032 (w)	$3,385,000	$ 4,369,680
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2033 (w)	4,480,000	5,741,659
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2034 (w)	4,235,000	5,397,699
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2035	1,065,000	1,364,021
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2035 (w)	4,090,000	5,182,768
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2036	1,420,000	1,812,725
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2036 (w)	4,235,000	5,338,170
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2037	1,420,000	1,807,075
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2037 (w)	2,115,000	2,653,821
New Jersey Transportation Trust Fund Authority, ”AA“, 4%, 6/15/2038	1,420,000	1,657,613
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2038	1,520,000	1,929,416
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2039	1,420,000	1,797,727
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2040	1,065,000	1,343,457
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2045	2,895,000	3,604,631
New Jersey Transportation Trust Fund Authority, ”B“, AAC, 5.5%, 9/01/2026	3,525,000	4,330,368
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A“, 5%, 6/15/2029	3,420,000	4,033,493
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A“, 5%, 6/15/2031	2,275,000	2,667,973
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	3,985,000	4,738,705
New Jersey Transportation Trust Fund Authority, Transportation System, ”A“, 5.25%, 12/15/2021	2,520,000	2,545,055
New Jersey Transportation Trust Fund Authority, Transportation System, ”B“, NPFG, 5.5%, 12/15/2021	5,000,000	5,052,175
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”A“, 0%, 12/15/2037	25,000,000	16,748,378

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AAC, 0%, 12/15/2028	$12,120,000	$ 10,793,439
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AAC, 0%, 12/15/2035	3,725,000	2,704,274
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AAC, 0%, 12/15/2036	9,720,000	6,837,190
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AGM, 0%, 12/15/2029	15,690,000	13,714,767
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AGM, 0%, 12/15/2032	3,345,000	2,689,940
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, NPFG, 0%, 12/15/2027	6,900,000	6,302,471
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, NPFG, 0%, 12/15/2031	5,000,000	4,084,685
New Jersey Turnpike Authority, Turnpike Rev., ”A“, 4%, 1/01/2042	2,340,000	2,748,529
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 5%, 7/15/2032	196,000	258,653
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 5%, 7/15/2033	239,000	314,002
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 4%, 7/15/2034	377,000	455,282
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 4%, 7/15/2036	368,000	440,723
Newark, NJ, General Obligation Refunding, ”A“, AGM, 5%, 10/01/2024	750,000	843,647
Newark, NJ, General Obligation Refunding, ”A“, AGM, 5%, 10/01/2026	925,000	1,101,224
Newark, NJ, General Obligation Refunding, ”A“, AGM, 5%, 10/01/2028	570,000	707,337
Newark, NJ, General Obligation Refunding, ”B“, AGM, 5%, 10/01/2023	1,000,000	1,085,452
Newark, NJ, General Obligation Refunding, ”B“, AGM, 5%, 10/01/2025	500,000	579,545
South Jersey, NJ, Transportation Authority System Rev., ”A“, AGM, 5%, 11/01/2031	1,290,000	1,641,436
South Jersey, NJ, Transportation Authority System Rev., ”A“, AGM, 5%, 11/01/2032	2,530,000	3,209,772
South Jersey, NJ, Transportation Authority System Rev., ”A“, AGM, 5%, 11/01/2033	725,000	916,931
State of New Jersey, COVID-19 General Obligation, ”A“, 4%, 6/01/2023	2,965,000	3,145,924

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
State of New Jersey, COVID-19 General Obligation, ”A“, 5%, 6/01/2024	$1,480,000	$ 1,659,791
State of New Jersey, COVID-19 General Obligation, ”A“, 5%, 6/01/2027	8,510,000	10,438,635
State of New Jersey, COVID-19 General Obligation, ”A“, 4%, 6/01/2030	5,930,000	7,227,735
State of New Jersey, COVID-19 General Obligation, ”A“, 4%, 6/01/2031	1,855,000	2,279,208
		$381,762,904
New Mexico - 0.2%
Albuquerque, NM, Bernalillo County Water Utility Authority (Joint Water and Sewer System Improvement Rev.), 5%, 7/01/2033	$2,300,000	$ 2,791,935
Farmington, NM, Pollution Control Rev. (Public Service Company of New Mexico San Juan Project), ”A“, 0.875%, 6/01/2040 (Put Date 10/01/2026) (w)	1,565,000	1,549,083
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2040	520,000	592,860
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, ”A-1“, FNMA, 4%, 1/01/2049	1,255,000	1,380,499
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, ”C“, FNMA, 4%, 1/01/2049	2,570,000	2,819,264
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, ”I“, 3%, 1/01/2052	3,700,000	4,033,723
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), ”A“, 5%, 5/15/2034	270,000	306,969
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), ”A“, 5%, 5/15/2039	205,000	231,619
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), ”A“, 5%, 5/15/2044	215,000	241,407
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), ”A“, 5%, 5/15/2049	565,000	632,554
		$14,579,913
New York - 7.0%
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2031	$925,000	$ 1,187,901
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2032	1,000,000	1,279,438
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2033	1,050,000	1,339,173
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2034	1,000,000	1,174,704

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2035	$2,000,000	$ 2,145,961
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2036	1,800,000	1,924,178
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2037	1,500,000	1,598,662
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2038	1,250,000	1,451,628
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2039	1,350,000	1,563,819
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	6,925,000	7,806,673
Hudson Yards, NY, Infrastructure Corp. Rev., ”A“, Unrefunded Balance, 5.75%, 2/15/2047	1,280,000	1,285,392
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), ”A“, 4%, 11/01/2032	480,000	520,049
New York Dormitory Authority Rev. (Cornell University), ”D“, 5%, 7/01/2035	590,000	847,852
New York Dormitory Authority Rev. (Rochester Institute of Technology), ”A“, 5%, 7/01/2032	520,000	661,874
New York Dormitory Authority Rev. (Rochester Institute of Technology), ”A“, 5%, 7/01/2036	1,115,000	1,403,996
New York Dormitory Authority Rev. (Rochester Institute of Technology), ”A“, 5%, 7/01/2040	1,265,000	1,578,551
New York Dormitory Authority Rev. (St. John's University), ”A“, 5%, 7/01/2027	175,000	214,331
New York Dormitory Authority Rev. (St. John's University), ”A“, 5%, 7/01/2028	165,000	206,538
New York Dormitory Authority Rev. (St. John's University), ”A“, 4%, 7/01/2029	425,000	510,698
New York Dormitory Authority Rev. (St. John's University), ”A“, 4%, 7/01/2030	850,000	1,033,097
New York Dormitory Authority Rev. (St. John's University), ”A“, 4%, 7/01/2031	1,000,000	1,228,978
New York Dormitory Authority Rev. (St. John's University), ”A“, 4%, 7/01/2032	1,100,000	1,345,472
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033 (n)	100,000	119,519
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035 (n)	200,000	238,231

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Dormitory Authority Rev., State Personal Income Tax, ”A“, 5%, 12/15/2025	$5,000,000	$ 5,287,030
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	580,000	607,884
New York Environmental Facilities Corp., State Revolving Funds Rev., ”C“, 5%, 5/15/2041	2,745,000	2,754,724
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”1“, 5%, 11/15/2044 (n)	16,940,000	18,547,094
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”2“, 5.375%, 11/15/2040 (n)	3,190,000	3,554,315
New York Liberty Development Corp., Liberty Rev. (4 World Trade Center Project), 5%, 11/15/2031	2,300,000	2,312,802
New York Mortgage Agency Homeowner Mortgage Rev., ”213“, 3%, 4/01/2050 (u)	28,575,000	31,375,064
New York State Thruway Authority, Personal Income Rev., ”A-1“, 4%, 3/15/2046	22,975,000	26,553,767
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	1,490,000	1,493,023
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 3%, 8/01/2031	700,000	748,777
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	765,000	766,526
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.25%, 8/01/2031	1,535,000	1,820,600
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	2,400,000	3,016,874
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2031	8,135,000	9,771,559
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	2,330,000	2,795,020
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2035	5,585,000	6,970,330

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	$1,315,000	$ 1,474,544
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	2,305,000	2,847,983
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport Project), 2.25%, 8/01/2026	1,160,000	1,187,253
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”A“, 5%, 12/01/2030	355,000	451,449
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”A“, 5%, 12/01/2034	640,000	805,968
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”A“, 5%, 12/01/2035	315,000	393,811
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”A“, 5%, 12/01/2036	45,000	56,380
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”A“, 5%, 12/01/2037	510,000	637,520
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”A“, 4%, 12/01/2038	210,000	238,558
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”A“, 4%, 12/01/2039	505,000	572,144
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”C“, 5%, 12/01/2029	570,000	720,453
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”C“, 5%, 12/01/2030	475,000	609,138
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”C“, 5%, 12/01/2031	520,000	662,375
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”C“, 5%, 12/01/2033	1,515,000	1,922,677

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”C“, 5%, 12/01/2034	$1,395,000	$ 1,760,772
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”C“, 5%, 12/01/2035	520,000	653,070
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”C“, 5%, 12/01/2036	945,000	1,187,591
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”C“, 5%, 12/01/2037	1,135,000	1,422,031
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”C“, 5%, 12/01/2038	270,000	337,438
New York Urban Development Corp., State Personal Income Tax Rev. (General Purpose), ”C“, 4%, 3/15/2042	10,000,000	11,579,279
New York Urban Development Corp., State Personal Income Tax Rev. (General Purpose), ”C“, 4%, 3/15/2049	10,200,000	11,671,800
New York Urban Development Corp., State Personal Income Tax Rev., ”A“, 4%, 3/15/2039	6,000,000	7,007,639
New York Urban Development Corp., State Personal Income Tax Rev., ”C“, 5%, 3/15/2034	1,455,000	1,777,733
New York, NY, ”B-1“, 5%, 12/01/2041	3,500,000	4,205,248
New York, NY, General Obligation, ”F-1“, 5%, 3/01/2037	4,500,000	5,755,226
New York, NY, General Obligation, ”F-1“, 5%, 3/01/2039	4,500,000	5,725,171
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), ”E“, 3.5%, 2/15/2048	2,053,767	2,077,470
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), ”F“, 4.5%, 2/15/2048	28,847,667	29,827,686
New York, NY, Housing Development Corp., Multi-Family Housing Rev., ”I-2“, 0.7%, 11/01/2060 (Put Date 5/01/2025)	7,315,000	7,328,977
New York, NY, Housing Finance Agency Affordable Housing Rev., ”L-2“, 0.75%, 11/01/2025	1,800,000	1,801,246
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Yankee Stadium Project), ”A“, AGM, 4%, 3/01/2045	890,000	1,021,998
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	2,495,000	2,566,573
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., ”CC-1“, 5%, 6/15/2046	7,000,000	8,274,663
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., ”CC-1“, 5%, 6/15/2048	5,150,000	6,174,080

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., ”DD“, 5%, 6/15/2031	$3,800,000	$ 5,115,610
New York, NY, Transitional Finance Authority Building Aid Rev., ”S-3“, 5%, 7/15/2043	1,025,000	1,258,695
New York, NY, Transitional Finance Authority Future Tax Secured Rev., ”A-4“, 4%, 11/01/2038	3,285,000	3,863,113
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, ”A“, 4%, 11/01/2034	1,000,000	1,193,662
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, ”A“, 4%, 11/01/2035	1,000,000	1,189,538
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, ”E-1“, 5%, 2/01/2035	1,165,000	1,507,427
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, ”E-1“, 5%, 2/01/2036	815,000	1,049,378
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, ”E-1“, 5%, 2/01/2037	4,360,000	5,596,462
New York, NY, Transitional Finance Authority Rev., ”C-1“, 4%, 5/01/2036	2,000,000	2,368,984
New York, NY, Transitional Finance Authority Rev., ”C-1“, 4%, 5/01/2037	2,280,000	2,690,170
New York, NY, Transitional Finance Authority Rev., ”C-1“, 4%, 5/01/2038	2,800,000	3,292,760
New York, NY, Transitional Finance Authority Rev., ”C-1“, 4%, 5/01/2039	3,500,000	4,104,990
New York, NY, Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.), ”A“, 4%, 12/01/2035	245,000	292,213
New York, NY, Trust for Cultural Resources Refunding Rev. (Lincoln Center for the Performing Arts, Inc.), ”A“, 5%, 12/01/2031	330,000	431,082
New York, NY, Trust for Cultural Resources Refunding Rev. (Lincoln Center for the Performing Arts, Inc.), ”A“, 5%, 12/01/2032	1,090,000	1,415,932
New York, NY, Trust for Cultural Resources Refunding Rev. (Lincoln Center for the Performing Arts, Inc.), ”A“, 4%, 12/01/2034	910,000	1,089,263
Port Authority of NY & NJ (182nd Series), 5.31%, 8/01/2046	2,125,000	2,343,597
Port Authority of NY & NJ (214th Series), 4%, 9/01/2037	2,220,000	2,578,756
Port Authority of NY & NJ (214th Series), 4%, 9/01/2039	920,000	1,062,277
Port Authority of NY & NJ (214th Series), 4%, 9/01/2043	1,485,000	1,696,997
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	1,430,000	1,639,308
Port Authority of NY & NJ (221st Series), 4%, 7/15/2050	3,570,000	4,073,263
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	11,455,000	13,021,543
Port Authority of NY & NJ (223th Series), 5%, 7/15/2033	900,000	1,165,384

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Port Authority of NY & NJ (223th Series), 4%, 7/15/2034	$1,030,000	$ 1,226,483
Port Authority of NY & NJ (223th Series), 4%, 7/15/2035	1,050,000	1,245,363
Port Authority of NY & NJ (223th Series), 4%, 7/15/2036	645,000	761,677
Port Authority of NY & NJ (223th Series), 4%, 7/15/2037	1,405,000	1,649,586
Port Authority of NY & NJ (223th Series), 4%, 7/15/2038	2,805,000	3,284,392
Port Authority of NY & NJ (223th Series), 4%, 7/15/2039	1,870,000	2,183,393
Port Authority of NY & NJ (223th Series), 4%, 7/15/2040	820,000	955,123
Port Authority of NY & NJ (226th Series), 5%, 10/15/2030	860,000	1,118,808
Port Authority of NY & NJ (226th Series), 5%, 10/15/2032	570,000	747,184
Port Authority of NY & NJ (226th Series), 5%, 10/15/2033	680,000	884,399
Port Authority of NY & NJ (226th Series), 5%, 10/15/2034	1,120,000	1,448,972
Port Authority of NY & NJ (226th Series), 5%, 10/15/2035	1,035,000	1,335,279
Port Authority of NY & NJ (226th Series), 5%, 10/15/2036	1,080,000	1,388,039
Port Authority of NY & NJ (226th Series), 5%, 10/15/2037	1,520,000	1,947,124
Port Authority of NY & NJ (226th Series), 5%, 10/15/2038	2,995,000	3,826,286
Port Authority of NY & NJ (226th Series), 5%, 10/15/2039	2,220,000	2,828,193
Port Authority of NY & NJ (226th Series), 5%, 10/15/2040	2,170,000	2,757,890
Port Authority of NY & NJ (226th Series), 5%, 10/15/2041	1,775,000	2,249,258
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, ”B-1“, 4%, 6/01/2050	880,000	993,830
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2028	1,670,000	1,665,447
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2029	2,435,000	2,420,218
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2030	1,870,000	1,851,205
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2031	2,315,000	2,274,672
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2032	4,280,000	4,195,717
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2033	3,775,000	3,685,934
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2034	3,380,000	3,289,249
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2035	4,510,000	4,369,541
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2036	1,470,000	1,419,050
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2034	950,000	1,129,145
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2035	480,000	569,656

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2041	$2,710,000	$ 3,139,689
Triborough Bridge & Tunnel Authority Rev., NY, ”A“, 5%, 11/01/2025	12,095,000	14,286,482
Triborough Bridge & Tunnel Authority Rev., NY, ”A“, FLR, 0.414% (67% of SOFR + 0.38%), 1/01/2032 (Put Date 2/01/2024)	2,535,000	2,536,213
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”A-2“, 5%, 5/15/2051	14,800,000	18,573,031
		$438,054,980
North Carolina - 1.5%
Durham, SC, Multi-Family Housing Authority Rev. (JJ Henderson Senior Apartment Project), 0.3%, 6/01/2024 (Put Date 6/01/2023)	$1,905,000	$ 1,901,604
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (High Point University), 5%, 5/01/2029	525,000	658,695
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (High Point University), 5%, 5/01/2030	560,000	712,594
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (High Point University), 5%, 5/01/2031	1,000,000	1,291,644
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (High Point University), 4%, 5/01/2032	1,000,000	1,187,011
North Carolina Housing Finance Agency, Home Ownership Rev., ”44“, 4%, 7/01/2050	1,595,000	1,776,186
North Carolina Housing Finance Agency, Home Ownership Rev., ”46-A“, GNMA, 3%, 7/01/2051	14,900,000	16,192,211
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), ”A“, 4%, 3/01/2029	275,000	310,469
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), ”A“, 4%, 3/01/2036	790,000	874,471
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), ”A“, 4%, 3/01/2041	465,000	508,901
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), ”A“, 4%, 3/01/2051	5,300,000	5,731,537
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), ”C“, 4%, 3/01/2036 (w)	585,000	631,914

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), ”C“, 4%, 3/01/2042 (w)	$220,000	$ 233,254
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	170,000	181,394
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	260,000	278,236
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	285,000	303,295
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), ”A“, 5%, 10/01/2040	915,000	1,108,183
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), ”A“, 5%, 10/01/2045	875,000	1,048,592
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), ”A“, 5%, 10/01/2050	560,000	667,565
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), ”A“, 4%, 11/01/2052	6,130,000	7,043,483
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), ”A“, 5%, 9/01/2037	100,000	107,581
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), ”C“, 5%, 9/01/2041	370,000	398,365
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), ”C“, 5%, 9/01/2046	1,350,000	1,450,048
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2042	610,000	690,949
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2047	1,195,000	1,346,520
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2051	2,440,000	2,744,452
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2054	975,000	1,095,254
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2031	1,600,000	1,913,542

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 5%, 1/01/2036	$11,650,000	$ 14,448,377
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2049	1,780,000	2,203,153
Raleigh-Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2027	1,400,000	1,708,621
Raleigh-Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2028	1,875,000	2,338,527
Raleigh-Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2029	1,490,000	1,891,466
Raleigh-Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2030	1,250,000	1,604,464
Raleigh-Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2031	1,350,000	1,722,821
Raleigh-Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2032	1,000,000	1,271,524
Raleigh-Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2033	1,000,000	1,267,465
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2027	1,510,000	1,799,200
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2031	1,250,000	1,388,784
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2033	1,375,000	1,520,654
University of North Carolina, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	5,065,000	5,921,129
		$91,474,135
North Dakota - 0.7%
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), ”A“, 4%, 7/01/2034	$260,000	$ 270,546
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), ”A“, 4%, 1/01/2051 (u)	11,850,000	13,192,957
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), ”A“, 3%, 1/01/2052	9,510,000	10,345,676
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), ”D“, 4.25%, 1/01/2049 (u)	5,765,000	6,313,424
North Dakota State Board of Higher Education, Housing and Auxiliary Facilities Rev. (University of North Dakota), ”A“, AGM, 4%, 4/01/2039	2,340,000	2,710,715
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), ”C“, 5%, 6/01/2034	3,895,000	4,622,050

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Dakota - continued
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), ”C“, 5%, 6/01/2038	$3,620,000	$ 4,258,893
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), ”C“, 5%, 6/01/2048	200,000	231,012
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), ”C“, 5%, 6/01/2053	1,485,000	1,707,162
		$43,652,435
Ohio - 2.8%
Akron, Bath, & Copley, OH, Joint Township Hospital District, Hospital Improvement Rev. (Children's Hospital Medical Center of Akron), 5%, 11/15/2038	$3,005,000	$ 3,215,207
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), ”B“, 5%, 2/15/2024 (Prerefunded 2/15/2022)	1,500,000	1,526,341
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2031	1,800,000	2,301,314
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2034	900,000	1,136,510
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2035	450,000	566,606
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2036	1,400,000	1,758,935
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 4%, 6/01/2039	450,000	519,668
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, ”2“, 5%, 6/01/2055	22,550,000	25,526,417
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, ”2“, 0%, 6/01/2057	62,655,000	10,028,528
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 4.75%, 2/15/2047	4,065,000	4,568,969
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2057	10,245,000	12,081,181
Cuyahoga County, OH, Port Authority Tax Increment Financing Rev. (Flats East Bank Project), ”A“, 4%, 12/01/2055 (n)	840,000	879,276
Cuyahoga County, OH, Port Authority Tax Increment Financing Rev. (Flats East Bank Project), ”B“, 4.5%, 12/01/2055 (n)	480,000	508,196
Cuyahoga, OH, Metropolitan Housing Authority General Rev. (2045 Initiative Project), 2%, 12/01/2031	2,925,000	2,940,361
Franklin County, OH, Hospital Facilities Rev. (OhioHealth Corp.), ”A“, 4%, 5/15/2047	4,140,000	4,647,571
Lancaster, PA, Port Authority Gas Supply Rev., ”A“, 5%, 8/01/2049 (Put Date 2/01/2025)	5,250,000	5,983,546

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Lucas County, OH, Hospital Rev. (Promedica Healthcare), ”A“, 5.25%, 11/15/2048	$485,000	$ 581,184
Miami County, OH, Hospital Facilities Rev. (Kettering Health), ”A“, 5%, 8/01/2049	9,845,000	11,920,554
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), ”A“, 4%, 8/01/2041	3,140,000	3,615,679
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), ”A“, 4%, 8/01/2047	1,740,000	1,964,504
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 4%, 8/01/2041	345,000	408,881
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), ”A“, 5%, 11/15/2034	1,000,000	1,232,054
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), ”A“, 4%, 11/15/2038	4,380,000	4,969,365
Northeast Ohio Medical University, General Receipts, ”A“, 4%, 12/01/2035	140,000	160,711
Northeast Ohio Medical University, General Receipts, ”A“, 4%, 12/01/2045	105,000	117,084
Ohio Air Quality Development Authority, Air Quality Rev. (American Electric Power Co.), ”B“, 2.6%, 6/01/2041 (Put Date 10/01/2029)	4,615,000	4,845,962
Ohio Air Quality Development Authority, Air Quality Rev. (American Electric Power Co.), ”C“, 2.1%, 12/01/2027 (Put Date 10/01/2024)	8,400,000	8,703,939
Ohio Air Quality Development Authority, Air Quality Rev. (American Electric Power Co.), ”C“, 2.1%, 4/01/2028 (Put Date 10/01/2024)	3,925,000	4,066,932
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	8,840,000	9,832,728
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038 (n)	250,000	285,576
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048 (n)	330,000	381,831
Ohio Higher Educational Facility Commission Rev. (Franciscan University of Steubenville), 5%, 11/01/2041	3,000,000	3,463,461
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2035	1,130,000	1,417,644
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2038	1,075,000	1,337,190

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2039	$1,135,000	$ 1,408,282
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2042	1,950,000	2,397,972
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), ”A“, 4.5%, 9/01/2048 (u)	3,665,000	4,074,488
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), ”A“, 4.5%, 9/01/2049 (u)	7,445,000	8,306,029
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2034	865,000	1,083,470
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2036	635,000	732,405
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2038	620,000	702,317
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2040	590,000	665,057
Ohio State University, Special Purpose Rev., ”A“, 5%, 6/01/2038 (u)	3,355,000	3,593,108
Ohio State University, Special Purpose Rev., ”A“, 5%, 6/01/2043 (u)	8,150,000	8,728,414
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	7,740,000	8,771,665
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	380,000	380,846
		$178,337,958
Oklahoma - 0.4%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$200,000	$ 204,543
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	2,360,000	2,867,638
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,495,000	1,622,082
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5%, 8/15/2029	150,000	184,537
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5%, 8/15/2033	810,000	980,932
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5%, 8/15/2038	1,135,000	1,359,482
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5.25%, 8/15/2043	395,000	479,025

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oklahoma - continued
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5.25%, 8/15/2048	$1,140,000	$ 1,374,021
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5.5%, 8/15/2052	9,880,000	12,042,820
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5.5%, 8/15/2057	2,630,000	3,205,730
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), ”A“, 4.75%, 9/01/2048	2,200,000	2,472,762
Tulsa, OK, Airport Improvement Trust Rev., ”A“, 5%, 6/01/2045	755,000	835,891
		$27,629,463
Oregon - 1.0%
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), ”B-2“, 2.75%, 11/15/2025 (n)	$950,000	$ 951,595
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management, Inc. Project), ”A“, 2.4%, 8/01/2025 (Put Date 5/02/2022)	1,275,000	1,277,024
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management, Inc. Project), ”A“, 2.4%, 7/01/2038 (Put Date 5/01/2022)	1,730,000	1,750,652
Medford, OR, Hospital Facility Authority Rev. (Asante Projects), ”A“, 5%, 8/15/2045	2,140,000	2,670,749
Medford, OR, Hospital Facility Authority Rev. (Asante Projects), ”A“, 4%, 8/15/2050	1,510,000	1,731,242
Medford, OR, Hospital Facility Authority Rev. (Asante Projects), ”A“, 5%, 8/15/2050	1,425,000	1,770,176
Medford, OR, Hospital Facility Authority Rev. (Asante Projects), ”A“, AGM, 4%, 8/15/2045	3,920,000	4,553,632
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), ”B“, 1.2%, 6/01/2028	795,000	785,923
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), ”B-2“, 0.95%, 6/01/2027	2,045,000	2,024,873
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), ”C“, 1.25%, 6/01/2026	985,000	975,569
Oregon Facilities Authority Rev. (Legacy Health), ”A“, 5%, 6/01/2046	10,100,000	11,692,580
Oregon Facilities Authority Rev. (Samaritan Health Services Project), ”A“, 5%, 10/01/2040	750,000	923,578
Oregon Health & Sciences University Rev., ”B“, 5%, 7/01/2034	7,500,000	8,891,185

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - continued
Oregon Housing & Community Services Department Mortgage Rev. (Single-Family Mortgage Program), ”D“, 4.75%, 1/01/2050 (u)	$6,435,000	$ 7,124,414
Port of Portland, OR, International Airport Rev., ”24B“, 5%, 7/01/2042	1,340,000	1,571,240
Washington Clackamas & Yamhill Counties, OR, Sherwood School District No. 88J, General Obligation, ”B“, 5%, 6/15/2030	4,000,000	4,923,356
Washington Clackamas & Yamhill Counties, OR, Sherwood School District No. 88J, General Obligation, ”B“, 5%, 6/15/2033	1,750,000	2,132,494
Yamhill County, OR, Hospital Authority Rev. (Friendsview), ”A“, 5%, 11/15/2036	730,000	871,909
Yamhill County, OR, Hospital Authority Rev. (Friendsview), ”A“, 5%, 11/15/2046	1,115,000	1,301,227
Yamhill County, OR, Hospital Authority Rev. (Friendsview), ”A“, 5%, 11/15/2051	525,000	610,823
Yamhill County, OR, Hospital Authority Rev. (Friendsview), ”A“, 5%, 11/15/2056	3,150,000	3,638,284
Yamhill County, OR, Hospital Authority Rev. (Friendsview), ”B-1“, 2.5%, 11/15/2028	885,000	887,638
Yamhill County, OR, Hospital Authority Rev. (Friendsview), ”B-2“, 2.125%, 11/15/2027	350,000	350,208
Yamhill County, OR, Hospital Authority Rev. (Friendsview), ”B-3“, 1.75%, 11/15/2026	705,000	705,897
		$64,116,268
Pennsylvania - 6.6%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), ”A“, 4%, 4/01/2044	$9,590,000	$ 10,772,973
Allentown, PA, City School District Rev., ”C“, BAM, 4%, 2/01/2035	1,150,000	1,346,227
Allentown, PA, City School District Rev., ”C“, BAM, 4%, 2/01/2036	1,100,000	1,283,002
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2042 (w)	985,000	1,217,636
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2028 (n)	250,000	299,668
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033 (n)	135,000	159,743
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042 (n)	330,000	387,816

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2027 (n)	$2,000,000	$ 2,360,109
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2035	500,000	588,619
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2036	1,075,000	1,261,345
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2037	500,000	585,135
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2038	500,000	583,879
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2041	2,500,000	2,900,463
Beaver County, PA, Economic Development Authority Rev., BAM, 4%, 11/15/2035	2,280,000	2,594,672
Beaver County, PA, Economic Development Authority Rev., BAM, 4%, 11/15/2036	855,000	970,983
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2028	1,125,000	1,285,091
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2029	3,955,000	4,500,634
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2030	2,025,000	2,294,298
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2037	940,000	1,048,738
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2047	1,460,000	1,606,490
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), ”A“, 5%, 11/01/2044	7,670,000	7,764,686
Berks County, PA, Municipal Authority Rev. (Tower Health Project), ”B“, 5%, 2/01/2040 (Put Date 2/01/2030)	4,200,000	4,839,694
Berks County, PA, Municipal Authority Rev. (Tower Health Project), ”B-1“, 5%, 2/01/2040 (Put Date 2/01/2025)	9,885,000	10,742,646
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	550,000	657,580
Berks County, PA, Reading School District, BAM, 4%, 4/01/2044	945,000	1,099,365
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	895,000	1,010,075
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2050	4,485,000	5,032,008

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Cambria County, PA, General Obligation, ”B“, AGM, 4%, 8/01/2032	$225,000	$ 256,402
Cambria County, PA, General Obligation, ”B“, AGM, 4%, 8/01/2033	270,000	306,955
Cambria County, PA, General Obligation, ”B“, AGM, 4%, 8/01/2034	335,000	379,946
Cambria County, PA, General Obligation, ”B“, AGM, 4%, 8/01/2035	325,000	368,084
Cambria County, PA, General Obligation, ”B“, AGM, 4%, 8/01/2036	170,000	192,114
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), ”A“, 4.75%, 12/15/2037	1,115,000	1,231,294
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), ”A“, 5%, 12/15/2047	530,000	586,020
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), ”A“, 5%, 12/15/2051	645,000	712,332
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	1,475,000	1,803,836
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	1,260,000	1,535,142
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	630,000	765,111
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2022	1,105,000	1,116,521
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2023	795,000	836,773
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033 (Prerefunded 1/01/2025)	310,000	344,631
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033	1,845,000	1,979,458
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038 (Prerefunded 1/01/2025)	30,000	34,314
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038	315,000	346,281
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), ETM, 5%, 1/01/2022	170,000	171,945
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), ETM, 5%, 1/01/2023	120,000	126,938

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	$1,440,000	$ 1,558,831
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2048	505,000	578,987
Delaware County, PA, Upper Darby School District, General Obligation, ”A“, BAM, 4%, 4/01/2046	600,000	695,540
Delaware County, PA, Upper Darby School District, General Obligation, ”A“, BAM, 4%, 4/01/2051	2,345,000	2,723,093
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 0.83% (LIBOR - 3mo. + 0.75%), 6/01/2037	7,315,000	7,037,658
Doylestown, PA, Hospital Rev., ”A“, 4%, 7/01/2045	585,000	641,191
Doylestown, PA, Hospital Rev., ”A“, 5%, 7/01/2049	590,000	691,703
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	365,000	425,512
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	470,000	547,919
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039 (Prerefunded 7/01/2024)	485,000	546,053
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046 (Prerefunded 7/01/2024)	265,000	298,358
Erie, PA, City School District General Obligation, ”A“, AGM, 5%, 4/01/2034	820,000	1,023,006
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), ”A“, 4%, 7/01/2049	7,950,000	9,027,945
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, ”B“, 0%, 12/01/2036	12,095,000	8,214,850
Lehigh County, PA, Water & Sewer Authority Rev., ”A“, 5%, 12/01/2043	4,445,000	4,843,862
Lehigh County, PA, Water & Sewer Authority Rev., ”A“, 5%, 12/01/2043 (Prerefunded 12/01/2023)	5,165,000	5,683,303
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2021	755,000	761,815
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2023	675,000	737,839
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2024	690,000	780,796
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2026	630,000	753,436
Luzerne County, PA, ”A“, AGM, 5%, 11/15/2029	5,835,000	6,835,614
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2029	1,570,000	1,940,249

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	$940,000	$ 1,144,091
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), ”A“, BAM, 5%, 7/01/2030	2,000,000	2,568,423
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2031	680,000	856,920
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2032	2,625,000	3,252,382
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2033	2,000,000	2,471,288
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	1,970,000	2,238,847
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	1,880,000	2,123,888
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2051	3,785,000	4,270,318
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), ”C“, 5%, 11/15/2045	1,380,000	1,665,370
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	2,385,000	2,539,308
Montour County, PA, Geisinger Authority Health System Rev., ”A“, 4%, 4/01/2039	3,320,000	3,837,410
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2032	450,000	540,988
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2033	600,000	718,795
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2044	1,310,000	1,527,178
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2049	800,000	927,452
Pennsylvania Economic Development Financing Authority Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2021	3,270,000	3,306,231
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2026	1,110,000	1,243,247
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2027	760,000	862,166

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2028	$795,000	$ 909,813
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2031	210,000	245,122
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Rev. (Waste Management Project, Inc.), 0.45%, 6/01/2041 (Put Date 6/03/2024)	5,800,000	5,820,330
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Rev. (Waste Management, Inc. Project), ”A“, 0.58%, 8/01/2037 (Put Date 8/01/2024)	2,020,000	2,010,416
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management Project, Inc.), 2.15%, 7/01/2041 (Put Date 7/01/2024)	8,000,000	8,347,797
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., ”A“, 5%, 6/01/2030	250,000	313,933
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., ”A“, 2.625%, 6/01/2042	1,080,000	1,076,009
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), ”A“, AGM, 4%, 5/01/2040	1,310,000	1,520,553
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), ”A“, 5%, 3/01/2038	1,000,000	1,228,679
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), ”A“, 5%, 3/01/2039	250,000	306,499
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services, Inc. Housing Project), 5%, 10/01/2044 (Prerefunded 10/01/2022)	3,915,000	4,101,879
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., ”128A“, 4.75%, 4/01/2033 (u)	5,090,000	5,578,666
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., ”135A“, 3%, 10/01/2051	9,965,000	10,730,666
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., ”135B“, 5%, 4/01/2028	2,350,000	2,884,225
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., ”135B“, 5%, 4/01/2029	2,400,000	2,993,126
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., ”135B“, 5%, 10/01/2029	2,410,000	3,027,312
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., ”135B“, 5%, 4/01/2030	2,420,000	3,060,044
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., ”135B“, 5%, 10/01/2030	1,400,000	1,783,378

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134A”, 3%, 10/01/2049	$15,200,000	$ 16,321,711
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), 5%, 4/01/2028 (Prerefunded 4/01/2022)	1,870,000	1,913,806
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), ”A“, AGM, 5%, 6/01/2030	2,000,000	2,408,588
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), ”A“, AGM, 5%, 6/01/2032	7,820,000	9,404,459
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), ”A“, AGM, 5%, 6/01/2033	22,255,000	26,702,130
Pennsylvania Turnpike Commission Rev., ”A“, 5%, 12/01/2044	2,220,000	2,765,005
Philadelphia, PA, ”B“, 5%, 2/01/2032	5,250,000	6,664,742
Philadelphia, PA, ”B“, 5%, 2/01/2035	3,850,000	4,836,474
Philadelphia, PA, Airport Refunding Rev., ”B“, 5%, 7/01/2047	5,000,000	5,931,719
Philadelphia, PA, Airport Rev., ”B“, 5%, 7/01/2033	4,215,000	5,074,902
Philadelphia, PA, Airport Rev., ”B“, 5%, 7/01/2034	250,000	300,308
Philadelphia, PA, Airport Rev., ”B“, 5%, 7/01/2042	11,175,000	13,292,874
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”A“, 5.625%, 8/01/2036	315,000	352,022
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”A“, 5.75%, 8/01/2046	1,030,000	1,140,688
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”A“, 5.375%, 8/01/2051	1,530,000	1,728,507
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”B“, 6%, 8/01/2051	1,180,000	1,317,071
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), ”A-1“, 6.75%, 6/15/2033	150,000	163,197
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), ”A-1“, 7%, 6/15/2043	355,000	385,395
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), ”A“, 5%, 9/01/2035	1,040,000	1,242,214
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), ”A“, 5%, 9/01/2042	10,810,000	12,818,770
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), ”I“, 5%, 12/01/2037	2,080,000	2,393,314

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), ”I“, 5%, 12/01/2058	$8,300,000	$ 9,382,725
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), ”III“, 5.25%, 12/01/2047 (n)	350,000	370,191
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), ”III“, 5.5%, 12/01/2058 (n)	505,000	536,330
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), ”A“, 5%, 7/01/2037	565,000	632,390
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), ”A“, 5%, 7/01/2042	1,940,000	2,151,802
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), ”A“, 5%, 7/01/2049	1,685,000	1,856,786
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), ”15“, 5%, 8/01/2042	9,075,000	10,785,358
Philadelphia, PA, Gas Works Rev., ”14“, AGM, 5%, 10/01/2033	2,910,000	3,472,205
Philadelphia, PA, Redevelopment Authority Refunding Rev. (Neighborhood Transformation Initiative), BAM, 5%, 4/15/2024	1,900,000	1,947,431
Philadelphia, PA, School District General Obligation, ”F“, 5%, 9/01/2038	255,000	300,802
Philadelphia, PA, School District, ”A“, 5%, 9/01/2033	310,000	384,432
Philadelphia, PA, School District, ”A“, 5%, 9/01/2035	1,160,000	1,429,025
Philadelphia, PA, School District, ”A“, 4%, 9/01/2036	1,565,000	1,821,675
Philadelphia, PA, School District, ”A“, 5%, 9/01/2036	385,000	472,589
Philadelphia, PA, School District, ”A“, 4%, 9/01/2037	1,240,000	1,439,395
Philadelphia, PA, School District, ”A“, 5%, 9/01/2037	385,000	471,173
Philadelphia, PA, School District, ”A“, 4%, 9/01/2038	1,775,000	2,055,772
Philadelphia, PA, School District, ”A“, 5%, 9/01/2038	385,000	470,529
Philadelphia, PA, School District, ”A“, 4%, 9/01/2039	1,000,000	1,155,443
Philadelphia, PA, School District, ”B“, 5%, 9/01/2043	1,160,000	1,405,451
Philadelphia, PA, School District, ”F“, 5%, 9/01/2037	1,020,000	1,205,345
Philadelphia, PA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2045	6,500,000	8,190,425
Pittsburgh, PA, Water & Sewer Authority Rev., ”A“, AGM, 5%, 9/01/2032	750,000	1,015,655
Pittsburgh, PA, Water & Sewer Authority Rev., ”A“, AGM, 5%, 9/01/2033	565,000	780,044

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pittsburgh, PA, Water & Sewer Authority Rev., ”A“, AGM, 4%, 9/01/2035	$285,000	$ 337,978
Pittsburgh, PA, Water & Sewer Authority Rev., ”A“, AGM, 5%, 9/01/2044	1,875,000	2,325,294
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2044	1,920,000	2,143,323
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2046	2,945,000	3,275,644
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2048	2,015,000	2,235,189
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 4%, 7/01/2023	65,000	66,380
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	80,000	86,906
West Shore, PA, Area Authority Rev. (Messiah Village Project), ”A“, 5%, 7/01/2030	445,000	492,884
West Shore, PA, Area Authority Rev. (Messiah Village Project), ”A“, 5%, 7/01/2035	435,000	477,847
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), ”A“, 4%, 7/01/2025	350,000	391,847
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), ”A“, 5%, 7/01/2027	570,000	694,190
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), ”A“, 5%, 7/01/2029	640,000	810,721
		$414,897,053
Puerto Rico - 3.8%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”A“, NPFG, 4.75%, 7/01/2038	$5,860,000	$ 5,933,990
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	5,005,000	5,039,829
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”J“, NPFG, 5%, 7/01/2029	365,000	370,047
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”M“, AGM, 5%, 7/01/2032	660,000	664,669
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2030	5,350,000	5,830,665

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2031	$1,980,000	$ 2,159,912
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, ”A“, NPFG, 5%, 7/01/2038	570,000	577,881
Commonwealth of Puerto Rico, General Obligation, ”A“, 8%, 7/01/2035 (a)(d)	50,110,000	43,219,875
Commonwealth of Puerto Rico, Public Improvement, AAC, 4.5%, 7/01/2023	125,000	125,186
Commonwealth of Puerto Rico, Public Improvement, ”A“, AGM, 5%, 7/01/2035	7,435,000	7,506,357
Commonwealth of Puerto Rico, Public Improvement, ”A-4“, AGM, 5.25%, 7/01/2030	785,000	792,289
Commonwealth of Puerto Rico, Public Improvement, ”C-7“, NPFG, 6%, 7/01/2027	2,560,000	2,589,724
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2031	7,120,000	7,291,366
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	10,160,000	9,931,400
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	1,535,000	1,500,462
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2022 (a)(d)	850,000	834,062
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	405,000	397,406
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	3,815,000	3,743,469
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	425,000	414,375
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	3,990,000	3,905,212
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	6,450,000	6,304,875
Puerto Rico Electric Power Authority Rev., ”DDD“, AGM, 3.625%, 7/01/2023	445,000	444,990
Puerto Rico Electric Power Authority Rev., ”DDD“, AGM, 3.65%, 7/01/2024	1,915,000	1,914,955
Puerto Rico Electric Power Authority Rev., ”EEE“, 6.05%, 7/01/2032 (a)(d)	2,380,000	2,284,800
Puerto Rico Electric Power Authority Rev., ”NN“, NPFG, 5.25%, 7/01/2022	1,505,000	1,515,833
Puerto Rico Electric Power Authority Rev., ”NN“, NPFG, 4.75%, 7/01/2033	225,000	227,841

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., ”PP“, NPFG, 5%, 7/01/2022	$905,000	$ 917,513
Puerto Rico Electric Power Authority Rev., ”PP“, NPFG, 5%, 7/01/2024	160,000	162,212
Puerto Rico Electric Power Authority Rev., ”PP“, NPFG, 5%, 7/01/2025	210,000	212,904
Puerto Rico Electric Power Authority Rev., ”RR“, AGM, 5%, 7/01/2028	110,000	110,765
Puerto Rico Electric Power Authority Rev., ”RR“, NPFG, 5%, 7/01/2022	555,000	562,674
Puerto Rico Electric Power Authority Rev., ”SS“, AGM, 4.375%, 7/01/2030	230,000	230,262
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2022 (a)(d)	1,955,000	1,913,456
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	1,705,000	1,666,637
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	345,000	337,238
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	5,215,000	5,097,662
Puerto Rico Electric Power Authority Rev., ”TT“, NPFG, 5%, 7/01/2024	970,000	983,412
Puerto Rico Electric Power Authority Rev., ”TT“, NPFG, 5%, 7/01/2026	35,000	35,484
Puerto Rico Electric Power Authority Rev., ”UU“, AGM, 5%, 7/01/2022	360,000	362,505
Puerto Rico Electric Power Authority Rev., ”UU“, AGM, 4.25%, 7/01/2027	1,385,000	1,384,967
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2025	280,000	297,801
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2026	840,000	900,328
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2029	2,295,000	2,486,845
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2030	3,085,000	3,337,110
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2034	465,000	505,626
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	360,000	353,700
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	815,000	799,719

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	$2,450,000	$ 2,367,312
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	2,730,000	2,678,812
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	955,000	937,094
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	2,950,000	2,894,687
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	3,700,000	3,792,500
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	2,805,000	2,818,347
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	130,000	130,163
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	600,000	608,071
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	155,000	155,388
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	2,205,000	2,232,036
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	690,000	691,725
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	735,000	744,741

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	$820,000	$ 822,050
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	545,000	553,175
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2023	3,810,000	3,981,513
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2024	7,335,000	7,805,848
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2025	705,000	760,372
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2028	755,000	834,435
Puerto Rico Municipal Finance Agency, ”A“, AGM, 5%, 8/01/2027	190,000	191,322
Puerto Rico Public Buildings Authority Government Facilities Rev., ”I“, AGM, 5%, 7/01/2036	425,000	427,957
Puerto Rico Public Buildings Authority Government Facilities Rev., ”M-2“, AAC, 10%, 7/01/2035	4,660,000	4,906,686
Puerto Rico Public Buildings Authority Government Facilities Rev., ”M-3“, NPFG, 6%, 7/01/2027	1,600,000	1,618,577
Puerto Rico Public Buildings Authority Government Facilities Rev., ”M-3“, NPFG, 6%, 7/01/2028	435,000	440,051
Puerto Rico Public Buildings Authority Government Facilities Rev., ”N“, AGM, 5%, 7/01/2032	400,000	402,784
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.5%, 7/01/2034	395,000	433,435
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	974,000	1,094,549
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	13,541,000	15,359,015
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	9,821,000	10,890,624
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.536%, 7/01/2053	132,000	145,973
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	1,824,000	2,044,817
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	141,000	134,605

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	$1,554,000	$ 1,402,516
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	293,000	252,344
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	14,021,000	11,172,309
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	13,721,000	10,171,100
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	9,798,000	3,222,589
University of Puerto Rico Rev., ”P“, NPFG, 5%, 6/01/2025	350,000	354,839
		$237,654,651
Rhode Island - 0.4%
Providence, RI, ”A“, 5%, 1/15/2025 (Prerefunded 1/15/2023)	$1,345,000	$ 1,426,983
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 5%, 11/01/2028	350,000	442,576
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 5%, 11/01/2029	375,000	483,187
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 5%, 11/01/2030	380,000	497,799
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 5%, 11/01/2031	400,000	533,211
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 5%, 11/01/2032	425,000	564,057
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 5%, 11/01/2033	440,000	581,771
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 5%, 11/01/2034	460,000	606,035
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 5%, 11/01/2035	500,000	657,397
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 5%, 11/01/2036	525,000	688,286

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - continued
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 4%, 11/01/2037	$665,000	$ 799,351
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 4%, 11/01/2038	700,000	839,081
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 4%, 11/01/2039	855,000	1,021,891
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 4%, 11/01/2040	900,000	1,073,016
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 4%, 11/01/2041	175,000	208,008
Rhode Island Student Loan Authority, Education Loan Rev., ”A“, 5%, 12/01/2028	875,000	1,083,949
Rhode Island Student Loan Authority, Education Loan Rev., ”A“, 5%, 12/01/2029	700,000	880,491
Rhode Island Student Loan Authority, Education Loan Rev., ”A“, 5%, 12/01/2030	650,000	827,226
Rhode Island Student Loan Authority, Education Loan Rev., ”A“, 2.25%, 12/01/2039	2,485,000	2,499,784
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2021	1,120,000	1,128,391
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.25%, 12/01/2022	395,000	395,821
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2022	700,000	737,046
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.5%, 12/01/2034	1,325,000	1,369,357
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.625%, 12/01/2037	4,465,000	4,631,471
		$23,976,185
South Carolina - 1.9%
Chesterfield County, SC, School District, 5%, 3/01/2025	$2,250,000	$ 2,292,985
Lexington County, SC, Health Services District, Inc., Hospital Refunding Rev., 5%, 11/01/2028	650,000	799,288
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), ”A“, 5%, 10/01/2040	3,880,000	4,601,629
Richland County, SC, Environmental Improvement Rev. (International Paper), ”A“, 3.875%, 4/01/2023	5,750,000	6,045,075

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - continued
Rock Hill, SC, Combined Utility System Rev., ”A“, 4%, 1/01/2049	$4,350,000	$ 4,951,536
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), ”A“, 4%, 6/01/2036 (n)	480,000	519,607
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), ”A“, 4%, 6/01/2046 (n)	420,000	443,865
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	8,425,000	9,831,668
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), ”A“, 5%, 5/01/2048	6,685,000	7,973,579
South Carolina Jobs & Economic Development Authority, Hospital Rev. (St. Joseph's/Candler Health System, Inc.), ”C“, 5%, 7/01/2032	5,000,000	6,251,311
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	1,580,000	1,724,089
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2052	1,210,000	1,319,073
South Carolina Ports Authority Rev., 5.25%, 7/01/2050 (Prerefunded 7/01/2025)	3,075,000	3,613,237
South Carolina Ports Authority Rev. (tax-exempt), ”B“, 5%, 7/01/2044	8,000,000	9,689,787
South Carolina Ports Authority Rev., ”B“, 4%, 7/01/2035	3,405,000	3,950,767
South Carolina Ports Authority Rev., ”B“, 4%, 7/01/2037	5,290,000	6,103,231
South Carolina Ports Authority Rev., ”B“, 4%, 7/01/2039	5,235,000	6,012,422
South Carolina Public Service Authority Rev., ”A“, 5.125%, 12/01/2043	2,745,000	3,000,603
South Carolina Public Service Authority Rev., ”B“, 5.125%, 12/01/2043	6,550,000	7,159,909
South Carolina Public Service Authority Rev., ”C“, 5%, 12/01/2036	2,920,000	2,942,359
South Carolina Student Loan Corp., Student Loan Rev., ”A“, 2.641%, 12/01/2026	7,990,000	8,054,009
South Carolina Student Loan Corp., Student Loan Rev., ”A“, 2.771%, 12/01/2027	3,700,000	3,716,555
South Carolina Student Loan Corp., Student Loan Rev., ”A“, 2.923%, 12/01/2028	2,750,000	2,762,194
South Carolina Student Loan Corp., Student Loan Rev., ”A“, 2.993%, 12/01/2029	1,800,000	1,798,945

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - continued
South Carolina Student Loan Corp., Student Loan Rev., ”A“, 3.043%, 12/01/2030	$575,000	$ 572,392
South Carolina Student Loan Corp., Student Loan Rev., ”A“, 3.593%, 12/01/2039	4,150,000	4,139,093
Spartanburg County, SC, Regional Health Services District Hospital Rev., ”A“, 5%, 4/15/2048	4,620,000	5,517,450
Spartanburg County, SC, Regional Health Services District Hospital Rev., ”A“, AGM, 4%, 4/15/2045	1,080,000	1,242,167
		$117,028,825
South Dakota - 0.4%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., ”B“, 5%, 6/01/2024	$1,000,000	$ 1,078,555
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., ”B“, 5%, 6/01/2025	1,000,000	1,078,555
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., ”B“, 5%, 6/01/2026	1,400,000	1,509,978
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Taxable Rev., 0.961%, 6/01/2024	1,995,000	2,002,123
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Taxable Rev., 1.245%, 6/01/2025	3,500,000	3,505,627
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Taxable Rev., 1.495%, 6/01/2026	2,500,000	2,496,921
South Dakota Housing Development Authority, Homeownership Mortgage, ”A“, 3%, 11/01/2051	2,990,000	3,240,965
South Dakota Housing Development Authority, Homeownership Mortgage, ”B“, 4.5%, 11/01/2048 (u)	7,525,000	8,318,954
		$23,231,678
Tennessee - 2.0%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), ”A“, 5.25%, 1/01/2045 (Prerefunded 1/01/2023)	$10,310,000	$ 10,937,977
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), ”A-2“, 5%, 8/01/2044	655,000	797,372
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), ”A-2“, 5%, 8/01/2049	330,000	398,363
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), ”A“, 5%, 1/01/2042	7,000,000	8,277,634
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	790,000	926,164
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	2,805,000	3,228,234

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), ”A“, 5%, 9/01/2030	$7,250,000	$ 8,884,753
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), ”A“, 5%, 9/01/2040	9,465,000	11,291,829
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2031	250,000	327,476
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2032	1,155,000	1,504,767
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2033	1,750,000	2,271,760
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2034	3,695,000	4,779,228
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2035	3,880,000	4,978,913
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2036	4,075,000	5,210,829
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2037	4,280,000	5,455,432
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2038	4,495,000	5,714,436
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2039	4,715,000	5,977,642
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2040	1,955,000	2,472,754
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), ”A“, 5%, 7/01/2035	2,685,000	3,180,481
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2034	170,000	207,533
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2039	230,000	277,602
Metropolitan Nashville Airport Authority, TN, Airport Rev., ”B“, 5%, 7/01/2035	1,700,000	2,138,993
Metropolitan Nashville Airport Authority, TN, Airport Rev., ”B“, 5%, 7/01/2054	10,000,000	12,168,468
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2032	565,000	460,195

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2033	$800,000	$ 633,622
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2034	480,000	369,083
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2035	620,000	462,825
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2036	600,000	433,323
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2037	720,000	503,785
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2038	600,000	406,736
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2022	1,665,000	1,739,178
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2023	2,385,000	2,602,302
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2026	2,805,000	3,330,352
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 3.75%, 7/01/2039	1,225,000	1,272,314
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 4%, 1/01/2043	1,795,000	1,949,187
Tennessee Housing Development Agency, Residential Finance Program Rev., ”2-C“, 4%, 1/01/2045	575,000	604,137
Tennessee Housing Development Agency, Residential Finance Program Rev., ”3“, 4.25%, 7/01/2049	2,125,000	2,329,775
Tennessee Housing Development Agency, Residential Finance Program Rev., ”4“, 4.5%, 7/01/2049 (u)	6,840,000	7,601,819
		$126,107,273
Texas - 4.9%
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2028	$650,000	$ 810,402
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2029	600,000	762,249
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2030	850,000	1,083,692

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2031	$630,000	$ 798,525
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2032	625,000	789,266
Arlington, TX, Senior Lien Special Tax Rev., ”A“, AGM, 5%, 2/15/2037	1,200,000	1,455,742
Arlington, TX, Senior Lien Special Tax Rev., ”A“, AGM, 5%, 2/15/2038	980,000	1,186,681
Arlington, TX, Senior Lien Special Tax Rev., ”A“, AGM, 5%, 2/15/2043	5,100,000	6,112,257
Austin, TX, Airport System Rev., ”B“, 5%, 11/15/2041	1,070,000	1,266,369
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”A“, 5%, 1/01/2029	715,000	813,125
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”A“, 5%, 1/01/2031	1,055,000	1,189,428
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”A“, 5%, 1/01/2034	200,000	215,401
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”B“, 5%, 1/01/2026	490,000	536,601
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”B“, 5%, 1/01/2028	315,000	347,064
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”B“, 5%, 1/01/2030	460,000	501,434
Austin, TX, Water & Wastewater System Rev., 5%, 11/15/2027	3,000,000	3,159,682
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., ”1A“, 2.35%, 4/01/2040	285,000	286,934
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., ”1A“, 3%, 4/01/2040	900,000	849,118
Brazos, TX, Higher Education Authority, Inc., Taxable Student Loan Program Rev., ”1A“, 3.414%, 4/01/2040	610,000	623,293
Capital Area Housing Finance Corp., Multi-Family Housing Rev. (Grand Ave. Flats), 0.29%, 8/01/2039 (Put Date 8/01/2024)	4,180,000	4,164,120
Central Texas Regional Mobility Authority Subordinate Lien Rev., ”C“, 5%, 1/01/2027	13,975,000	16,306,049
Clear Creek, TX, Independent School District Variable Rate Unlimited Tax School Building, ”B“, 0.28%, 2/15/2038 (Put Date 8/15/2024)	1,850,000	1,843,216
College of the Mainland, TX, General Obligation, 4%, 8/15/2044	2,240,000	2,607,559
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), ”A“, 2.5%, 10/01/2031	430,000	425,719
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), ”A“, 4%, 10/01/2050	910,000	986,956

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), ”B“, 3.5%, 10/01/2031 (n)	$355,000	$ 351,634
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), ”B“, 5%, 10/01/2050 (n)	680,000	734,770
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), ”C“, 4%, 10/01/2041	290,000	332,927
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), ”C“, 4%, 10/01/2046	335,000	376,738
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), ”C“, 4%, 10/01/2050	240,000	269,095
Dallas and Fort Worth, TX, International Airport Rev., ”C“, 5%, 11/01/2045	1,875,000	1,881,426
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), ”A“, 5.25%, 9/01/2044	415,000	456,917
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2029	250,000	317,539
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2030	200,000	258,749
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2031	330,000	434,783
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2032	330,000	403,378
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2033	295,000	359,326
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2034	280,000	339,814
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2035	250,000	302,529
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2036	290,000	349,205
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2038	490,000	585,657
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2022	400,000	414,714
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2023	850,000	912,123
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2025	430,000	488,098
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2026	650,000	752,882
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2027	1,000,000	1,174,413

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2028	$1,075,000	$ 1,275,626
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2029	700,000	839,844
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2030	800,000	970,294
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2031	1,100,000	1,329,891
El Paso, TX, Water & Sewer Rev., 5%, 3/01/2028 (Prerefunded 3/01/2022)	455,000	464,042
El Paso, TX, Independent School District, Maintenance Tax Notes, 2%, 2/01/2040 (Put Date 8/01/2023)	1,720,000	1,771,401
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2031	200,000	242,065
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2032	225,000	271,049
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2033	255,000	306,303
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2034	405,000	484,258
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2035	520,000	619,307
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2036	340,000	403,500
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2038	585,000	690,088
Greater Texas Cultural Education Facilities Finance Corp. Lease Rev. (Epicenter Multipurpose Facilities Project), ”A“, 5%, 3/01/2031	500,000	655,160
Greater Texas Cultural Education Facilities Finance Corp. Lease Rev. (Epicenter Multipurpose Facilities Project), ”A“, 5%, 3/01/2032	750,000	977,866
Greater Texas Cultural Education Facilities Finance Corp. Lease Rev. (Epicenter Multipurpose Facilities Project), ”A“, 5%, 3/01/2033	800,000	1,039,489
Harlandale, TX, Independent School District, Variable Rate Maintenance Tax, BAM, 2%, 8/15/2040 (Put Date 8/15/2024)	4,310,000	4,363,345
Harlingen, TX, Economic Development Corp., Sales Tax Refunding Rev. (Cameron County), ”A“, BAM, 4%, 2/15/2030	1,170,000	1,337,993
Harlingen, TX, Economic Development Corp., Sales Tax Refunding Rev. (Cameron County), ”A“, BAM, 4%, 2/15/2031	1,525,000	1,730,203
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), ”A“, 4%, 10/01/2035	1,575,000	1,863,925

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), ”A“, 4%, 10/01/2036	$2,790,000	$ 3,293,104
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), ”A“, 4%, 10/01/2037	3,775,000	4,443,310
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), ”A“, 4%, 10/01/2038	3,150,000	3,699,199
Harris County-Houston, TX, Sports Authority Rev., ”C“, 5%, 11/15/2032	225,000	249,359
Harris County-Houston, TX, Sports Authority Rev., ”C“, 5%, 11/15/2033	545,000	603,907
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, ”A“, AGM, 0%, 11/15/2041	900,000	415,996
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, ”A“, AGM, 0%, 11/15/2046	2,250,000	799,841
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	1,565,000	1,662,712
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	100,000	108,850
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), ”A“, 5%, 7/01/2027	665,000	778,887
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), ”B-1“, 5%, 7/15/2030	2,760,000	3,061,962
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), ”B-2“, 5%, 7/15/2027	905,000	1,060,683
Houston, TX, Airport System Rev., Subordinate Lien, ”A“, 5%, 7/01/2031 (Prerefunded 7/01/2022)	2,310,000	2,391,597
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 3.375%, 10/01/2037	240,000	240,071
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 4%, 10/01/2051	800,000	868,216
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	10,000	10,032
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), ”A“, 5%, 10/15/2044	1,565,000	1,809,453
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2035	150,000	180,804
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2037	215,000	257,246
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2038	240,000	286,532
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2043	435,000	512,998
Lubbock, TX, Electric Light and Power System Rev., 5%, 4/15/2032	1,500,000	1,923,473

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Lubbock, TX, Electric Light and Power System Rev., 5%, 4/15/2033	$1,775,000	$ 2,263,991
Lubbock, TX, Electric Light and Power System Rev., 4%, 4/15/2034	1,725,000	2,051,391
Matagorda County, TX, Navigation District 1, Pollution Control Refunding Rev. (Central Power & Light Co. Project), 0.9%, 5/01/2030 (Put Date 9/01/2023)	2,640,000	2,647,073
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Waste Management, Inc. Project), 0.15%, 5/01/2046 (Put Date 12/01/2021)	6,665,000	6,664,451
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2038	490,000	589,945
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2048	1,595,000	1,909,671
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	1,780,000	2,124,412
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”A-1“, 5%, 7/01/2031	190,000	191,741
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”A-1“, 4%, 7/01/2036	955,000	898,000
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2030 (Prerefunded 4/01/2025)	355,000	410,896
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2035 (Prerefunded 4/01/2025)	355,000	410,896
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2047 (Prerefunded 4/01/2025)	895,000	1,035,920

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Island Campus LLC - Texas A&M University - Corpus Christi Island Campus Project), ”A“, 5%, 4/01/2029 (Prerefunded 4/01/2027)	$235,000	$ 287,926
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), ”A“, AGM, 5%, 4/01/2046	1,585,000	1,733,743
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2033	45,000	46,002
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2038	115,000	117,382
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2048	345,000	351,419
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5%, 6/15/2032 (Prerefunded 6/15/2022)	155,000	160,092
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5%, 6/15/2037 (Prerefunded 6/15/2022)	175,000	180,749
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5%, 6/15/2042 (Prerefunded 6/15/2022)	215,000	222,063
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5.25%, 6/15/2048 (Prerefunded 6/15/2022)	300,000	310,377
North Texas Tollway Authority System Rev., ”B“, 4%, 1/01/2039	1,200,000	1,417,580
North Texas Tollway Authority System Rev., ”B“, 4%, 1/01/2040	950,000	1,117,031
North Texas Tollway Authority System Rev., ”B“, 4%, 1/01/2041	445,000	521,765
Port Arthur, TX, Tax and Rev., BAM, 5%, 2/15/2028	175,000	216,499
Port Arthur, TX, Tax and Rev., BAM, 5%, 2/15/2029	385,000	485,758
Port Arthur, TX, Tax and Rev., BAM, 5%, 2/15/2030	360,000	462,722
Port Arthur, TX, Tax and Rev., BAM, 5%, 2/15/2031	375,000	478,962
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2033	700,000	830,191
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2035	625,000	734,175
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2037	800,000	934,154
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2038	400,000	465,633
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2039	300,000	348,862
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2040	350,000	405,562
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2041	350,000	404,221
Port Beaumont, TX, Industrial Development Authority Facility Taxable Rev. (Jefferson Gulf Coast Energy Project), ”B“, 4.1%, 1/01/2028 (n)	11,900,000	11,693,938

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), ”A“, 3.625%, 1/01/2035 (n)	$3,195,000	$ 3,300,089
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), ”B“, 6%, 1/01/2025 (n)	9,425,000	9,769,186
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	4,380,000	5,078,261
San Antonio, TX, Airport System Rev., ”A“, 5%, 7/01/2029	420,000	533,803
San Antonio, TX, Airport System Rev., ”A“, 5%, 7/01/2030	520,000	657,928
San Antonio, TX, Airport System Rev., ”A“, 5%, 7/01/2031	420,000	529,555
San Antonio, TX, Airport System Rev., ”A“, 5%, 7/01/2032	420,000	528,948
San Antonio, TX, Electric & Gas Systems Rev., 5%, 2/01/2031	6,000,000	7,064,271
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., ”A“, 5%, 7/01/2028	635,000	792,519
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., ”A“, 5%, 7/01/2029	625,000	793,297
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., ”A“, 5%, 7/01/2030	520,000	656,186
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., ”A“, 5%, 7/01/2031	375,000	471,878
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., ”A“, 5%, 7/01/2032	465,000	583,299
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	1,160,000	1,313,927
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	1,385,000	1,551,769
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	1,505,000	1,676,749
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), ”B“, 5%, 11/15/2030	3,200,000	2,560,000
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 5.75%, 12/01/2054	9,356,076	10,016,465
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), ”A-1“, 5%, 10/01/2044	785,000	857,603
Temple, TX, Reinvestment Zone 1 Rev., ”A“, BAM, 4%, 8/01/2031	225,000	265,548
Temple, TX, Reinvestment Zone 1 Rev., ”A“, BAM, 4%, 8/01/2033	200,000	233,894

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Temple, TX, Reinvestment Zone 1 Rev., ”A“, BAM, 4%, 8/01/2034	$250,000	$ 291,146
Temple, TX, Reinvestment Zone 1 Rev., ”A“, BAM, 4%, 8/01/2037	200,000	231,010
Temple, TX, Reinvestment Zone 1 Rev., ”A“, BAM, 4%, 8/01/2038	170,000	195,873
Temple, TX, Reinvestment Zone 1 Rev., ”A“, BAM, 4%, 8/01/2041	200,000	229,234
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., ”A“, 4.75%, 1/01/2049 (u)	13,030,000	14,517,566
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., ”A“, 4.75%, 3/01/2049 (u)	3,025,000	3,367,582
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., ”A“, GNMA, 3%, 3/01/2052	13,890,000	15,280,695
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2030	5,140,000	6,703,032
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2031	4,675,000	6,194,557
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2032	4,670,000	6,248,707
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segment 3C Project), 5%, 6/30/2058	22,920,000	27,391,039
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	1,495,000	1,674,436
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	1,195,000	1,332,045
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5%, 5/01/2028	1,000,000	1,168,518
Texas State University, Financing System Rev., ”A“, 5%, 3/15/2032	5,000,000	6,027,250
Texas Transportation Commission, State Highway 249 System Rev., ”A“, 5%, 8/01/2057	4,100,000	4,721,962
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2037	455,000	258,962
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2038	335,000	180,483
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2039	375,000	191,355
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2040	375,000	180,725

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2041	$745,000	$ 339,543
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2042	1,025,000	441,570
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2043	840,000	342,989
University of Texas, System Rev., ”J“, 5%, 8/15/2028	5,000,000	6,009,681
		$308,791,808
Utah - 0.6%
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), ”A“, 5%, 4/15/2039	$290,000	$ 345,497
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), ”A“, 5%, 4/15/2044	260,000	306,579
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), ”A“, 5%, 4/15/2049	1,840,000	2,157,633
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2037	1,000,000	1,142,070
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2042	3,495,000	3,967,034
Utah County, UT, Hospital Rev. (IHC Health Services, Inc.), ”A“, 5%, 5/15/2043	5,000,000	6,323,148
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, ”G“, GNMA, 4.5%, 7/21/2049	1,615,347	1,700,163
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, ”H“, GNMA, 4.5%, 8/21/2049	802,302	844,429
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, ”I“, 2.5%, 8/21/2051	3,973,718	4,133,092
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, ”I“, GNMA, 4%, 9/21/2049	1,621,303	1,695,850
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, ”J“, GNMA, 2.5%, 9/21/2051	15,000,000	15,628,156
Utah Housing Corp., Tax-Exempt Mortgage-Backed Securities, ”G“, GNMA, 3.5%, 2/21/2050	2,305,843	2,434,801
		$40,678,452
Vermont - 0.4%
Burlington, VT, Airport Rev., ”A“, 5%, 7/01/2022	$85,000	$ 87,938
Burlington, VT, Airport Rev., ”A“, 4%, 7/01/2028	2,020,000	2,059,287
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028) (n)	1,035,000	1,216,995
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 3.625%, 6/15/2029	375,000	394,711

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Vermont - continued
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 5%, 6/15/2029	$500,000	$ 611,157
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 3.75%, 6/15/2030	405,000	426,520
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 5%, 6/15/2031	565,000	704,915
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 4%, 6/15/2033	380,000	401,035
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 4%, 6/15/2034	400,000	421,709
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 3%, 6/15/2035	9,900,000	9,966,813
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 3.375%, 6/15/2036	5,425,000	5,500,313
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 2.375%, 6/15/2039	1,655,000	1,621,883
Vermont Student Assistance Corp., Education Loan Rev., ”B“, 4.375%, 6/15/2046	765,000	793,070
Vermont Student Assistance Corp., Education Loan Rev., ”B“, 4%, 6/15/2047	1,260,000	1,295,841
		$25,502,187
Virginia - 1.0%
Amelia County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	$865,000	$ 872,774
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	405,000	408,640
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), ”A“, 2.4%, 8/01/2027 (Put Date 5/02/2022)	1,275,000	1,290,220
Commonwealth of Virginia, University Health System General Rev., ”A“, 4%, 7/01/2040	13,150,000	14,824,547
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	2,100,000	2,180,164
Fairfax County, VA, Redevelopment and Housing Authority Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2035	3,905,000	4,831,092
Fairfax County, VA, Redevelopment and Housing Authority Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2037	3,990,000	4,910,242
Gloucester County, VA, Industrial Development Authority Rev. (Waste Management Disposal Services of Virginia, Inc.), ”A“, 2.4%, 9/01/2038 (Put Date 5/02/2022)	1,090,000	1,103,012

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Halifax County, VA, Industrial Development Authority Recovery Zone Facility Rev. (Virginia Electric & Power Co. Project), ”A“, 0.45%, 12/01/2041 (Put Date 4/01/2022)	$5,440,000	$ 5,444,373
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, ETM, AGM, 11.516%, 8/23/2027 (p)	2,900,000	3,884,952
King George County, VA, Industrial Development Authority Solid Waste Disposal Rev. (King George Landfill, Inc. Project), ”A“, 2.5%, 6/01/2023 (Put Date 6/01/2023)	1,455,000	1,504,569
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), ”B“, 0.75%, 11/01/2035 (Put Date 9/02/2025)	4,160,000	4,151,415
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4%, 9/01/2023 (n)	10,000	10,187
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2028 (n)	145,000	155,313
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037 (n)	270,000	294,161
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045 (n)	980,000	1,038,421
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	230,000	249,921
Sussex County, VA, Industrial Development Authority Solid Waste Disposal Rev. (Atlantic Waste Disposal, Inc. Project), ”A“, 2.4%, 6/01/2028 (Put Date 5/01/2022)	1,275,000	1,290,220
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), ”B“, 5.25%, 7/01/2030 (n)	800,000	881,096
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), ”B“, 5.25%, 7/01/2035 (n)	715,000	779,976
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2027	375,000	451,707
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2028	400,000	490,575
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2029	400,000	498,998
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC Project), 5%, 7/01/2049	1,285,000	1,298,166
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	625,000	711,441
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	185,000	194,415

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Virginia Small Business Financing Authority Senior Lien Rev. (95 Express Lanes LLC Project), 5%, 1/01/2044	$5,705,000	$ 5,764,861
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), ”A“, 6.375%, 3/01/2019 (a)(d)	529,028	53
		$59,515,511
Washington - 2.1%
Central Puget Sound, WA, Regional Transit Authority Sales Tax & Motor Vehicle Excise Tax Rev., ”S-1“, 5%, 11/01/2041	$13,000,000	$ 15,444,744
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	1,885,000	2,189,354
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	2,410,000	2,770,059
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	4,630,000	5,234,677
Seattle, WA, Housing Authority Rev. (Northgate Plaza Project), 1%, 6/01/2026	5,360,000	5,351,776
Seattle, WA, Port Intermediate Lien Rev., 5%, 4/01/2037	10,000,000	12,265,969
Seattle, WA, Port Intermediate Lien Rev., ”C“, 5%, 8/01/2024	6,350,000	7,149,494
Seattle, WA, Port Intermediate Lien Rev., ”C“, 5%, 8/01/2025	3,175,000	3,689,938
Seattle, WA, Port Intermediate Lien Rev., ”C“, 5%, 8/01/2026	4,020,000	4,805,505
Seattle, WA, Port Rev., 4%, 4/01/2044	1,600,000	1,793,620
Seattle, WA, Port Rev., ”B“, 5%, 8/01/2024	3,000,000	3,113,794
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2045	5,140,000	6,454,153
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2050	2,500,000	3,124,553
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2055	6,360,000	7,937,482
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2027	500,000	600,554
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	1,875,000	2,190,665
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	1,710,000	1,989,549
Washington Motor Vehicle Fuel Tax, ”E“, 5%, 2/01/2037	12,000,000	13,219,451
Washington Motor Vehicle Fuel Tax, ”E“, 5%, 2/01/2039	7,985,000	8,784,715
Washington State Housing Finance Commission, Municipal Certificates, ”A“, 3.5%, 12/20/2035	16,316,122	18,829,003
Washington State Housing Finance Commission, Single Family Rev., ”1N“, GNMA, 3%, 12/01/2049	7,000,000	7,613,638
		$134,552,693

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
West Virginia - 0.6%
Harrison County, WV, Community Solid Waste Disposal Rev. (Monongahela Power Co.), 3%, 10/15/2037 (Put Date 10/15/2021)	$10,000,000	$ 10,005,900
Monongalia County, WV, Board of Education, 5%, 5/01/2029 (Prerefunded 5/01/2022)	1,445,000	1,485,007
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), ”A“, 4.125%, 6/01/2043 (n)	1,390,000	1,542,376
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), ”A“, 0.625%, 12/01/2038 (Put Date 12/15/2025)	3,335,000	3,299,851
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), ”A“, 1%, 1/01/2041 (Put Date 9/01/2025)	3,140,000	3,141,107
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), ”A“, 5%, 9/01/2038	840,000	1,022,008
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), ”A“, 5%, 9/01/2039	250,000	303,469
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), ”A“, 4%, 6/01/2051	10,000,000	11,199,223
West Virginia Housing Development Fund, ”A“, FHA, 3.45%, 11/01/2033	640,000	692,384
West Virginia Housing Development Fund, ”A“, FHA, 3.75%, 11/01/2038	605,000	654,889
West Virginia Water Development Authority Rev. (Loan Program II), ”A-II“, 5%, 11/01/2033	675,000	814,889
Wheeling, WV, Combined Waterworks and Sewerage System Rev., ”A“, BAM, 4%, 6/01/2031	425,000	524,344
Wheeling, WV, Combined Waterworks and Sewerage System Rev., ”A“, BAM, 4%, 6/01/2032	275,000	337,919
Wheeling, WV, Combined Waterworks and Sewerage System Rev., ”A“, BAM, 4%, 6/01/2033	540,000	661,125
Wheeling, WV, Combined Waterworks and Sewerage System Rev., ”A“, BAM, 4%, 6/01/2035	655,000	796,935
Wheeling, WV, Combined Waterworks and Sewerage System Rev., ”A“, BAM, 4%, 6/01/2041	595,000	710,518
Wheeling, WV, Combined Waterworks and Sewerage System Rev., ”A“, BAM, 4%, 6/01/2046	600,000	707,931

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
West Virginia - continued
Wheeling, WV, Combined Waterworks and Sewerage System Rev., ”A“, BAM, 4%, 6/01/2051	$435,000	$ 508,859
		$38,408,734
Wisconsin - 1.9%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2032	$650,000	$ 514,781
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2033	995,000	757,713
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2034	950,000	695,659
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2035	1,420,000	999,027
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2036	1,460,000	985,569
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2037	2,370,000	1,532,617
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2038	2,570,000	1,590,019
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2039	2,795,000	1,653,336
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2040	1,205,000	681,038
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2031	490,000	400,594
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2032	665,000	522,091
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2033	640,000	483,242
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2034	595,000	432,095
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2035	760,000	530,369
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2036	735,000	492,248
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2037	740,000	474,102
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2038	760,000	463,720
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2039	710,000	414,661
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2040	175,000	97,759

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2030	$115,000	$ 147,191
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2031	130,000	165,719
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2032	150,000	190,643
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2033	160,000	202,714
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2034	150,000	189,498
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2035	190,000	239,604
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), ”A“, AGM, 4%, 2/15/2036	1,200,000	1,404,280
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), ”A“, AGM, 4%, 2/15/2037	1,100,000	1,283,533
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), ”C“, 5%, 2/15/2047	805,000	942,842
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), ”A“, 5%, 7/01/2038	385,000	450,267
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), ”A“, 5%, 7/01/2044	450,000	522,342
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), ”A“, 5%, 7/01/2049	1,875,000	2,168,344
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), ”A“, 5%, 11/01/2039	815,000	917,582
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), ”A“, 5%, 11/01/2046	1,045,000	1,164,895
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), ”A“, 5%, 11/01/2054	8,180,000	9,065,186
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), ”B-3“, 2.25%, 11/01/2026	1,735,000	1,735,352
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), ”A“, 5%, 9/15/2040 (Prerefunded 9/15/2023)	465,000	494,818
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), ”A“, 5%, 9/15/2045 (Prerefunded 9/15/2023)	630,000	668,275
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), ”A“, 5%, 9/15/2050 (Prerefunded 9/15/2023)	2,560,000	2,712,999

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Housing & Economic Development Authority Home Ownership, ”A“, 3%, 3/01/2052	$4,145,000	$ 4,511,773
Wisconsin Housing & Economic Development Authority Home Ownership, ”D“, 4%, 3/01/2047 (u)	4,420,000	4,849,354
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”B“, 5%, 7/01/2022	150,000	151,905
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”B“, 5.25%, 7/01/2028	1,260,000	1,296,463
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”B“, 5%, 7/01/2042	1,815,000	1,860,979
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”C“, 5%, 7/01/2042	1,630,000	1,670,802
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2039	200,000	233,499
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2049	615,000	705,631
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2053	420,000	480,663
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030 (n)	120,000	132,522
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035 (n)	120,000	132,590
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), ”A“, 5%, 9/01/2025 (n)	75,000	80,513
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), ”A“, 5%, 9/01/2030 (n)	165,000	178,915
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), ”A“, 5%, 9/01/2038 (n)	220,000	235,971
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	655,000	756,735
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	605,000	694,756
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), ”A“, 4%, 9/01/2036 (n)(w)	1,875,000	2,012,588

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), ”A“, 4%, 9/01/2041 (n)(w)	$1,705,000	$ 1,804,623
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), ”A“, 4%, 9/01/2051 (n)(w)	1,825,000	1,900,482
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), ”A“, 4%, 9/01/2056 (n)(w)	1,675,000	1,730,124
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027 (n)	10,885,000	12,080,045
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	1,850,000	1,930,150
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037 (n)	190,000	212,065
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	5,595,000	6,323,577
Wisconsin Public Finance Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), ”A“, 5%, 11/15/2041	1,010,000	1,226,759
Wisconsin Public Finance Authority Rev. (Celanese Corp.), ”B“, 5%, 12/01/2025	620,000	718,011
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2037 (n)	995,000	1,089,691
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2042 (n)	1,005,000	1,098,825
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2047 (n)	2,395,000	2,618,592
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2052 (n)	200,000	218,672
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 5.125%, 11/15/2029 (n)	490,000	527,984
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 5.5%, 11/15/2034 (n)	455,000	492,507

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 5.75%, 11/15/2044 (n)	$375,000	$ 405,194
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 6%, 11/15/2049 (n)	740,000	803,893
Wisconsin Public Finance Authority Senior Secured Rev. (McLemore Hotel & Conference Center), ”A“, 4.5%, 6/01/2056 (n)	5,400,000	5,359,572
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 5%, 7/01/2044	375,000	447,266
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 4%, 7/01/2045	805,000	897,945
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 4%, 7/01/2050	695,000	772,345
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 5%, 7/01/2054	485,000	573,881
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 4%, 7/01/2055	785,000	869,803
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 5%, 7/01/2058	560,000	661,853
Wisconsin Public Finance Authority Student Housing Rev. (CHF-Wilmington LLC- University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2036	500,000	603,662
Wisconsin Public Finance Authority Student Housing Rev. (CHF-Wilmington LLC- University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2048	6,000,000	7,100,520
Wisconsin Public Finance Authority Student Housing Rev. (CHF-Wilmington LLC- University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2053	3,570,000	4,211,931
Wisconsin Public Finance Authority Student Housing Rev. (CHF-Wilmington LLC- University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2058	5,000,000	5,888,751
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Blue Ridge Healthcare), ”A“, 4%, 1/01/2045	650,000	736,130
		$121,677,236

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wyoming - 0.2%
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2031	$235,000	$ 285,387
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2032	140,000	169,320
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2033	235,000	283,192
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2035	220,000	263,445
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2037	200,000	237,794
Wyoming Community Development Authority, Housing Rev., 4%, 12/01/2050 (u)	8,225,000	9,162,641
		$10,401,779
Total Municipal Bonds (Identified Cost, $5,860,901,963)		$ 6,215,485,892
Bonds – 0.4%
Consumer Services – 0.4%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$7,980,000	$ 7,107,395
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	6,065,000	5,106,987
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)	851,000	685,124
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	2,473,000	1,875,810
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	25,900,000	8,070,160
Toll Road Investors Partnership II LP, Capital Appreciation, ”A“, NPFG, 0%, 2/15/2045 (n)	466,115	113,825
Toll Road Investors Partnership II LP, Capital Appreciation, ”B“, NPFG, 0%, 2/15/2033 (n)	3,715,000	2,014,973
Total Bonds (Identified Cost, $25,450,996)		$ 24,974,274
Other Municipal Bonds – 0.3%
Multi-Family Housing Revenue – 0.3%
Freddie Mac, VRDN, 2.625%, 6/15/2035 (Identified Cost, $17,915,817)	$17,455,000	$ 18,444,669

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) - 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 0.04% (v) (Identified Cost, $148,431,711)	148,433,069	$ 148,433,069

Other Assets, Less Liabilities - (2.4)%		(151,357,931)
Net Assets - 100.0%		$6,255,979,973

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $148,433,069 and $6,258,904,835, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $371,296,309, representing 5.9% of net assets.
(p)	Primary market inverse floater.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Portfolio of Investments (unaudited) – continued
Restricted Securities	Acquisition Date	Cost	Value
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), ”A“, 6.25%, 5/15/2035	6/30/15	$100,000	$68,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), ”A“, 7.75%, 5/15/2035	11/15/17	902,506	567,800
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), ”A“, 8.125%, 5/15/2044	11/15/17	1,377,710	860,200
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), ”A“, 6.5%, 5/15/2049	6/30/15	180,000	122,400
Total Restricted Securities			$1,618,400
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
MUNIPSA	SIFMA Municipal Swap Index
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RIBS	Residual Interest Bonds
SOFR	Secured Overnight Financing Rate
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 9/30/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $5,904,268,776)	$6,258,904,835
Investments in affiliated issuers, at value (identified cost, $148,431,711)	148,433,069
Cash	139,684
Receivables for
Investments sold	22,244,163
Fund shares sold	17,667,601
Interest	62,798,602
Other assets	40,872
Total assets	$6,510,228,826
Liabilities
Payables for
Distributions	$1,043,541
Fund shares reacquired	6,608,936
When-issued investments purchased	141,325,164
Interest expense and fees	216,929
Payable to the holders of the floating rate certificates	103,704,428
Payable to affiliates
Investment adviser	119,182
Administrative services fee	3,089
Shareholder servicing costs	941,675
Distribution and service fees	53,390
Payable for independent Trustees' compensation	2,639
Accrued expenses and other liabilities	229,880
Total liabilities	$254,248,853
Net assets	$6,255,979,973
Net assets consist of
Paid-in capital	$5,921,936,157
Total distributable earnings (loss)	334,043,816
Net assets	$6,255,979,973
Shares of beneficial interest outstanding	682,698,050

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,466,463,865	378,164,703	$9.17
Class B	3,756,235	409,169	9.18
Class C	105,716,625	11,492,724	9.20
Class I	1,596,904,833	174,363,753	9.16
Class R6	706,959,973	77,252,435	9.15
Class A1	376,099,102	41,006,625	9.17
Class B1	79,340	8,641	9.18

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and A1, for which the maximum offering prices per share were $9.58 [100 / 95.75 x $9.17] and $9.58 [100 / 95.75 x $9.17], respectively. On sales of $100,000 or more, the maximum offering prices of Class A and Class A1 shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class A1, and Class B1 shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 9/30/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$87,613,704
Dividends from affiliated issuers	23,630
Other	600
Total investment income	$87,637,934
Expenses
Management fee	$10,929,865
Distribution and service fees	4,803,393
Shareholder servicing costs	1,898,236
Administrative services fee	282,627
Independent Trustees' compensation	41,773
Custodian fee	185,776
Shareholder communications	73,867
Audit and tax fees	32,358
Legal fees	18,875
Interest expense and fees	365,798
Miscellaneous	224,559
Total expenses	$18,857,127
Fees paid indirectly	(73)
Reduction of expenses by investment adviser and distributor	(389,086)
Net expenses	$18,467,968
Net investment income (loss)	$69,169,966
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$9,901,664
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$32,217,310
Affiliated issuers	(1)
Net unrealized gain (loss)	$32,217,309
Net realized and unrealized gain (loss)	$42,118,973
Change in net assets from operations	$111,288,939
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	9/30/21 (unaudited)	3/31/21
Change in net assets
From operations
Net investment income (loss)	$69,169,966	$138,702,422
Net realized gain (loss)	9,901,664	8,168,725
Net unrealized gain (loss)	32,217,309	220,486,637
Change in net assets from operations	$111,288,939	$367,357,784
Total distributions to shareholders	$(68,809,269)	$(137,129,893)
Change in net assets from fund share transactions	$551,664,629	$825,458,111
Total change in net assets	$594,144,299	$1,055,686,002
Net assets
At beginning of period	5,661,835,674	4,606,149,672
At end of period	$6,255,979,973	$5,661,835,674
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$9.09	$8.68	$8.77	$8.63	$8.64	$8.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.23	$0.26	$0.32	$0.31	$0.32(c)
Net realized and unrealized gain (loss)	0.08	0.41	(0.09)	0.11	(0.02)	(0.27)
Total from investment operations	$0.18	$0.64	$0.17	$0.43	$0.29	$0.05
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.23)	$(0.26)	$(0.29)	$(0.30)	$(0.30)
Net asset value, end of period (x)	$9.17	$9.09	$8.68	$8.77	$8.63	$8.64
Total return (%) (r)(s)(t)(x)	1.99(n)	7.43	1.88	5.14	3.35	0.59(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72(a)	0.74	0.78	0.77	0.77	0.78(c)
Expenses after expense reductions (f)	0.71(a)	0.73	0.77	0.75	0.73	0.73(c)
Net investment income (loss)	2.19(a)	2.57	2.89	3.74	3.49	3.67(c)
Portfolio turnover	6(n)	24	23	19	21	20
Net assets at end of period (000 omitted)	$3,466,464	$3,166,883	$2,386,528	$1,683,822	$1,418,893	$1,234,571
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.70(a)	0.72	0.73	0.73	0.72	0.72(c)
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$9.10	$8.69	$8.78	$8.65	$8.66	$8.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.17	$0.20	$0.26	$0.24	$0.26(c)
Net realized and unrealized gain (loss)	0.08	0.40	(0.10)	0.10	(0.02)	(0.26)
Total from investment operations	$0.15	$0.57	$0.10	$0.36	$0.22	$0.00(w)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.16)	$(0.19)	$(0.23)	$(0.23)	$(0.24)
Net asset value, end of period (x)	$9.18	$9.10	$8.69	$8.78	$8.65	$8.66
Total return (%) (r)(s)(t)(x)	1.61(n)	6.63	1.14	4.23	2.58	(0.04)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47(a)	1.49	1.53	1.52	1.52	1.53(c)
Expenses after expense reductions (f)	1.46(a)	1.48	1.52	1.50	1.48	1.49(c)
Net investment income (loss)	1.45(a)	1.87	2.19	2.99	2.75	2.94(c)
Portfolio turnover	6(n)	24	23	19	21	20
Net assets at end of period (000 omitted)	$3,756	$4,777	$7,843	$12,579	$18,135	$23,866
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.45(a)	1.46	1.48	1.48	1.48	1.47(c)
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$9.12	$8.71	$8.80	$8.66	$8.67	$8.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.17	$0.19	$0.26	$0.24	$0.26(c)
Net realized and unrealized gain (loss)	0.08	0.40	(0.09)	0.11	(0.02)	(0.27)
Total from investment operations	$0.15	$0.57	$0.10	$0.37	$0.22	$(0.01)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.16)	$(0.19)	$(0.23)	$(0.23)	$(0.24)
Net asset value, end of period (x)	$9.20	$9.12	$8.71	$8.80	$8.66	$8.67
Total return (%) (r)(s)(t)(x)	1.60(n)	6.62	1.13	4.35	2.58	(0.16)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47(a)	1.49	1.53	1.52	1.52	1.53(c)
Expenses after expense reductions (f)	1.46(a)	1.48	1.52	1.50	1.49	1.49(c)
Net investment income (loss)	1.45(a)	1.86	2.16	2.99	2.74	2.92(c)
Portfolio turnover	6(n)	24	23	19	21	20
Net assets at end of period (000 omitted)	$105,717	$113,569	$155,843	$151,636	$181,793	$184,018
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.45(a)	1.46	1.48	1.48	1.48	1.47(c)
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$9.08	$8.67	$8.76	$8.63	$8.63	$8.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.25	$0.28	$0.34	$0.33	$0.34(c)
Net realized and unrealized gain (loss)	0.08	0.41	(0.09)	0.10	(0.01)	(0.26)
Total from investment operations	$0.19	$0.66	$0.19	$0.44	$0.32	$0.08
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.25)	$(0.28)	$(0.31)	$(0.32)	$(0.33)
Net asset value, end of period (x)	$9.16	$9.08	$8.67	$8.76	$8.63	$8.63
Total return (%) (r)(s)(t)(x)	2.12(n)	7.70	2.13	5.27	3.73	0.84(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.47(a)	0.49	0.53	0.52	0.52	0.54(c)
Expenses after expense reductions (f)	0.46(a)	0.48	0.52	0.51	0.49	0.49(c)
Net investment income (loss)	2.44(a)	2.82	3.15	3.99	3.74	3.92(c)
Portfolio turnover	6(n)	24	23	19	21	20
Net assets at end of period (000 omitted)	$1,596,905	$1,389,505	$1,042,592	$870,855	$672,870	$974,392
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.45(a)	0.47	0.48	0.48	0.48	0.47(c)
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.08	$8.67	$8.76	$8.62	$8.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.26	$0.29	$0.35	$0.22
Net realized and unrealized gain (loss)	0.07	0.41	(0.09)	0.11	(0.15)
Total from investment operations	$0.19	$0.67	$0.20	$0.46	$0.07
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.26)	$(0.29)	$(0.32)	$(0.22)
Net asset value, end of period (x)	$9.15	$9.08	$8.67	$8.76	$8.62
Total return (%) (r)(s)(t)(x)	2.04(n)	7.78	2.21	5.48	0.75(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.41(a)	0.42	0.46	0.45	0.42(a)
Expenses after expense reductions (f)	0.39(a)	0.41	0.45	0.43	0.41(a)
Net investment income (loss)	2.50(a)	2.90	3.22	4.06	3.77(a)
Portfolio turnover	6(n)	24	23	19	21
Net assets at end of period (000 omitted)	$706,960	$605,320	$591,947	$491,400	$492,474
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.38(a)	0.39	0.41	0.41	0.40(a)
See Notes to Financial Statements

Financial Highlights – continued
Class A1	Six months ended	Year ended
	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$9.10	$8.69	$8.78	$8.64	$8.65	$8.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.25	$0.28	$0.34	$0.33	$0.35(c)
Net realized and unrealized gain (loss)	0.07	0.41	(0.09)	0.12	(0.02)	(0.27)
Total from investment operations	$0.18	$0.66	$0.19	$0.46	$0.31	$0.08
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.25)	$(0.28)	$(0.32)	$(0.32)	$(0.33)
Net asset value, end of period (x)	$9.17	$9.10	$8.69	$8.78	$8.64	$8.65
Total return (%) (r)(s)(t)(x)	2.01(n)	7.70	2.14	5.40	3.61	0.85(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.47(a)	0.49	0.53	0.52	0.52	0.54(c)
Expenses after expense reductions (f)	0.46(a)	0.48	0.52	0.51	0.49	0.49(c)
Net investment income (loss)	2.45(a)	2.85	3.18	3.99	3.75	3.94(c)
Portfolio turnover	6(n)	24	23	19	21	20
Net assets at end of period (000 omitted)	$376,099	$381,748	$421,338	$454,350	$476,864	$504,886
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.45(a)	0.47	0.48	0.48	0.48	0.48(c)
See Notes to Financial Statements

Financial Highlights – continued
Class B1	Six months ended	Year ended
	9/30/21 (unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$9.10	$8.69	$8.78	$8.65	$8.66	$8.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.19	$0.22	$0.28	$0.26	$0.28(c)
Net realized and unrealized gain (loss)	0.08	0.40	(0.09)	0.10	(0.02)	(0.26)
Total from investment operations	$0.16	$0.59	$0.13	$0.38	$0.24	$0.02
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.18)	$(0.22)	$(0.25)	$(0.25)	$(0.26)
Net asset value, end of period (x)	$9.18	$9.10	$8.69	$8.78	$8.65	$8.66
Total return (%) (r)(s)(t)(x)	1.72(n)	6.90	1.38	4.49	2.83	0.19(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46(a)	1.49	1.53	1.52	1.52	1.53(c)
Expenses after expense reductions (f)	1.20(a)	1.23	1.27	1.25	1.24	1.26(c)
Net investment income (loss)	1.62(a)	2.12	2.45	3.24	2.99	3.17(c)
Portfolio turnover	6(n)	24	23	19	21	20
Net assets at end of period (000 omitted)	$79	$34	$58	$91	$114	$152
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.19(a)	1.21	1.23	1.23	1.23	1.25(c)

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Municipal Income Fund (the fund) is a diversified series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders.
Certain of the fund's investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the

Notes to Financial Statements (unaudited) - continued
full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services

Notes to Financial Statements (unaudited) - continued
or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$6,233,930,561	$—	$6,233,930,561
U.S. Corporate Bonds	—	24,974,274	—	24,974,274
Mutual Funds	148,433,069	—	—	148,433,069
Total	$148,433,069	$6,258,904,835	$—	$6,407,337,904
For further information regarding security characteristics, see the Portfolio of Investments.
Inverse Floaters — The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by the fund utilizing the fund's municipal bonds which have already been issued (known as self-deposited secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short-term interest rates. A self-deposited secondary market inverse floating rate security is created when the fund transfers a fixed rate municipal bond to a special purpose trust (“the trust”), and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the trust or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”) which are held by the fund. Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holders of the

Notes to Financial Statements (unaudited) - continued
floating rate certificates under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holders of the floating rate certificates”. The carrying value of the fund’s payable to the holders of the floating rate certificates as reported in the fund’s Statement of Assets and Liabilities approximates its fair value. The value of the payable to the holders of the floating rate certificates as of the reporting date is considered level 2 under the fair value hierarchy disclosure. At September 30, 2021, the fund’s payable to the holders of the floating rate certificates was $103,704,428 and the weighted average interest rate on the settled floating rate certificates issued by the trust was 0.10%. For the six months ended September 30, 2021, the average payable to the holders of the settled floating rate certificates was $108,740,447 at a weighted average interest rate of 0.09%. Interest expense and fees include interest payments made to the holders of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended September 30, 2021, interest expense and fees related to self-deposited inverse floaters amounted to $355,386 and are included in “Interest expense and fees” in the Statement of Operations. Primary market inverse floaters held by the fund are not accounted for as secured borrowings.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be

Notes to Financial Statements (unaudited) - continued
settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended September 30, 2021, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds and amortization and accretion of debt securities.

Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 3/31/21
Ordinary income (including any short-term capital gains)	$2,956,859
Tax-exempt income	134,173,034
Total distributions	$137,129,893
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 9/30/21
Cost of investments	$5,952,769,506
Gross appreciation	368,452,665
Gross depreciation	(17,588,695)
Net unrealized appreciation (depreciation)	$ 350,863,970
As of 3/31/21
Undistributed ordinary income	482,923
Undistributed tax-exempt income	21,884,295
Capital loss carryforwards	(37,696,927)
Other temporary differences	(11,493,899)
Net unrealized appreciation (depreciation)	318,387,754
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of March 31, 2021, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(37,696,927)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B, B1, and C shares will convert to

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 9/30/21	Year ended 3/31/21
Class A	$36,826,015	$73,701,042
Class B	30,975	110,563
Class C	793,654	2,529,854
Class I	18,197,359	34,216,338
Class R6	8,279,903	15,392,100
Class A1	4,680,885	11,179,079
Class B1	478	917
Total	$68,809,269	$137,129,893
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.3 billion	0.40%
In excess of $1.3 billion and up to $2 billion	0.37%
In excess of $2 billion and up to $5 billion	0.35%
In excess of $5 billion and up to $10 billion	0.34%
In excess of $10 billion	0.33%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended September 30, 2021, this management fee reduction amounted to $388,360, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended September 30, 2021 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R6	A1	B1
0.73%	1.48%	1.48%	0.48%	0.42%	0.48%	1.23%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2022. For the six months ended September 30, 2021, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $51,289 and $576 for the six months ended September 30, 2021, as its portion of the initial sales charge on sales of Class A and Class A1 shares of the fund, respectively.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 4,228,407
Class B	0.75%	0.25%	1.00%	1.00%	21,504
Class C	0.75%	0.25%	1.00%	1.00%	553,184
Class B1	0.75%	0.25%	1.00%	0.75%	298
Total Distribution and Service Fees					$4,803,393
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2021 based on each class's average daily net assets. MFD has agreed in writing to reduce the Class B1 service fee rate to 0.00% for all Class B1 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2022. For the six months ended September 30, 2021, this reduction amounted to $75 and is included in the reduction of total expenses in the Statement of Operations. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended September 30, 2021, this rebate amounted to $651 for Class A, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A and Class A1 shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class B1 shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the

Notes to Financial Statements (unaudited) - continued
event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2021, were as follows:
Amount
Class A	$78,539
Class B	4,692
Class C	11,349
Class A1	—
Class B1	—
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended September 30, 2021, the fee was $113,689, which equated to 0.0038% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended September 30, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,784,547.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2021 was equivalent to an annual effective rate of 0.0093% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $844 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended September 30, 2021. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $2,639 at September 30, 2021, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On June 18, 2021, MFS purchased 5,394 shares of Class B1 for an aggregate amount of $50,000.
At September 30, 2021, MFS held approximately 63% of the outstanding shares of Class B1.
(4) Portfolio Securities
For the six months ended September 30, 2021, purchases and sales of investments, other than short-term obligations, aggregated $886,472,182 and $393,466,246, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 9/30/21		Year ended 3/31/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	69,735,050	$644,614,567	163,511,074	$1,449,898,229
Class B	464	4,264	64,740	584,142
Class C	629,218	5,835,383	2,048,091	18,244,795
Class I	32,194,773	297,527,068	67,870,480	605,302,854
Class R6	13,818,534	127,446,889	25,691,923	229,019,554
Class A1	93,612	865,613	243,978	2,158,367
Class B1	5,393	50,000	—	—
	116,477,044	$1,076,343,784	259,430,286	$2,305,207,941
Shares issued to shareholders in reinvestment of distributions
Class A	3,893,267	$35,942,941	8,014,052	$71,605,245
Class B	3,106	28,712	11,593	103,187
Class C	77,313	716,266	254,306	2,271,909
Class I	1,464,121	13,506,996	2,753,753	24,593,964
Class R6	876,659	8,078,832	1,694,359	15,086,281
Class A1	440,056	4,064,677	1,076,580	9,606,905
Class B1	52	478	102	906
	6,754,574	$62,338,902	13,804,745	$123,268,397

Notes to Financial Statements (unaudited) - continued
	Six months ended 9/30/21		Year ended 3/31/21
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(43,821,932)	$(405,270,887)	(98,070,170)	$(869,788,795)
Class B	(119,137)	(1,103,535)	(453,749)	(4,038,228)
Class C	(1,663,082)	(15,414,436)	(7,743,118)	(69,691,992)
Class I	(12,275,539)	(113,211,719)	(37,848,226)	(336,537,260)
Class R6	(4,139,949)	(38,170,171)	(28,991,570)	(252,854,317)
Class A1	(1,496,306)	(13,842,727)	(7,859,719)	(70,080,445)
Class B1	(497)	(4,582)	(3,057)	(27,190)
	(63,516,442)	$(587,018,057)	(180,969,609)	$(1,603,018,227)
Net change
Class A	29,806,385	$275,286,621	73,454,956	$651,714,679
Class B	(115,567)	(1,070,559)	(377,416)	(3,350,899)
Class C	(956,551)	(8,862,787)	(5,440,721)	(49,175,288)
Class I	21,383,355	197,822,345	32,776,007	293,359,558
Class R6	10,555,244	97,355,550	(1,605,288)	(8,748,482)
Class A1	(962,638)	(8,912,437)	(6,539,161)	(58,315,173)
Class B1	4,948	45,896	(2,955)	(26,284)
	59,715,176	$551,664,629	92,265,422	$825,458,111
Effective June 1, 2019, purchases of the fund’s Class B and Class B1 shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended September 30, 2021, the fund’s commitment fee and interest expense were $10,291 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$144,969,899	$604,157,071	$600,693,900	$—	$(1)	$148,433,069

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$23,630	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.

Board Review of Investment Advisory Agreement
MFS Municipal Income Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2021 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2020 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii)

Board Review of Investment Advisory Agreement - continued
information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2020 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by

Board Review of Investment Advisory Agreement - continued
Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1.3 billion, $2 billion, $5 billion and $10 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2021.

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
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1-800-343-2829
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1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
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Semiannual Report
September 30, 2021
MFS®  Municipal
Intermediate Fund
MIU-SEM

MFS® Municipal
Intermediate Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
After having taken aggressive steps to cushion the economic and market fallout related to the virus, some global central banks have begun to recalibrate monetary policy. For example, the U.S. Federal Reserve has signaled it will likely taper its bond buying program before the end of 2021, which has helped push up Treasury yields, particularly on the short end of the yield curve. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year. Production and transportation bottlenecks and labor shortages stemming from the pandemic have fueled a rise in inflation, though Fed policymakers expect the price hikes will prove transitory.
Since midyear, global economic growth has moderated, with the spread of the Delta variant of the coronavirus and a regulatory crackdown in China featuring prominently. Stress in China's property development sector has also contributed to a slowdown there. Tightening global energy and raw materials supplies are a further concern for investors.
The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create value for investors over time.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
November 12, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure (i)
Top ten industries (i)
General Obligations - General Purpose	19.3%
Universities - Colleges	12.1%
State & Local Agencies	7.9%
Water & Sewer Utility Revenue	7.3%
General Obligations - Schools	6.8%
Housing - Single Family	6.6%
Healthcare Revenue - Hospitals	6.4%
Healthcare Revenue - Long-Term Care	6.1%
Airports	4.6%
Sales & Excise Tax Revenue	3.4%
Composition including fixed income credit quality (a)(i)
AAA	4.9%
AA	38.8%
A	30.2%
BBB	17.7%
BB	5.3%
B	0.3%
Not Rated	3.8%
Cash & Cash Equivalents	(1.0)%
Portfolio facts (i)
Average Duration (d)	5.0
Average Effective Maturity (m)	7.4 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
2

Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts and disbursements.
Percentages are based on net assets as of September 30, 2021.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
May 18, 2021 through September 30, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 18, 2021 through September 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 5/18/21	Ending Account Value 9/30/21	Expenses Paid During Period (p) 5/18/21-9/30/21
A	Actual	0.64%	$1,000.00	$1,001.46	$2.39
	Hypothetical (h)	0.64%	$1,000.00	$1,021.86	$3.24
C	Actual	1.39%	$1,000.00	$999.00	$5.18
	Hypothetical (h)	1.39%	$1,000.00	$1,018.10	$7.03
I	Actual	0.39%	$1,000.00	$1,002.30	$1.45
	Hypothetical (h)	0.39%	$1,000.00	$1,023.11	$1.98
R6	Actual	0.38%	$1,000.00	$1,002.43	$1.42
	Hypothetical (h)	0.38%	$1,000.00	$1,023.16	$1.93
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 136/365 for Actual Expenses (for Hypothetical Expenses, multiplied by 183/365 to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. For actual expenses paid, the calculation is based on the period from the commencement of the fund's investment operations, May 18, 2021, through September 30, 2021. For hypothetical expenses paid, it is assumed that the fund was in existence for the entire six month period ended September 30, 2021.
5

Portfolio of Investments
9/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 100.1%
Alaska - 1.0%
Alaska Municipal Bond Bank, General Obligation, Refunding, Series “1”, 5%, 12/01/2027	$200,000	$ 247,770
Northern Alaska Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, “B1”, 0.5%, 6/01/2031	5,000	4,939
		$252,709
Arizona - 4.1%
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 5%, 7/01/2026	$125,000	$ 147,998
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.125%, 7/01/2033	5,000	4,895
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “A”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	10,000	9,893
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 1%, 6/01/2043 (Put Date 10/01/2026)	5,000	4,946
Maricopa County, AZ, Special Healthcare District Rev., “D”, 5%, 7/01/2024	400,000	451,078
Mesa, AZ, Utility System Rev., BAM, 5%, 7/01/2026	200,000	239,672
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 1.3%, 6/01/2027 (Put Date 6/01/2027)	200,000	200,217
		$1,058,699
Arkansas - 0.5%
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2027	$125,000	$ 137,451
California - 2.9%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2032	$125,000	$ 150,885
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-3”, 2.125%, 11/15/2027 (n)	20,000	20,173
California Statewide Communities Development Authority Rev. (Adventist Health System West), “A”, 4.125%, 3/01/2034	90,000	100,485
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 5%, 10/01/2027	90,000	103,626
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	130,000	146,844
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments Phase IV-A CHF Irvine LLC), 5%, 5/15/2030	$80,000	$ 96,891
Sacramento, CA, Transient Occupancy Tax Rev. (Convention Center Complex), “A”, 5%, 6/01/2033	115,000	138,899
		$757,803
Colorado - 2.5%
Adams, Morgan, & Weld Counties, CO, Groundwater Management Subdistrict of the Central Water Conservancy District, BAM, 5%, 12/01/2028	$200,000	$ 252,566
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2026 (w)	125,000	136,554
Colorado Mountain College, COP, 5%, 12/01/2027	200,000	245,889
		$635,009
Connecticut - 1.9%
Connecticut Higher Education Supplemental Loan Authority, “B”, 5%, 11/15/2024	$250,000	$ 282,980
State of Connecticut, General Obligation, “B”, 3%, 6/01/2025	200,000	218,862
		$501,842
District of Columbia - 2.6%
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	$100,000	$ 103,463
Washington, D.C. Metropolitan Airport Authority System Rev., “A”, 5%, 10/01/2027	250,000	308,316
Washington, D.C. Metropolitan Area Transit Authority Dedicated Rev. (Green Bonds - Climate Bond Certified), “A”, 5%, 7/15/2027	200,000	248,096
		$659,875
Florida - 4.1%
Florida Atlantic University Finance Corp., Capital Improvement Rev. (Student Housing Project), “B”, 5%, 7/01/2029	$75,000	$ 96,148
Pasco County, FL, School Board Refunding, Certificate of Participation, “A”, 5%, 8/01/2026	150,000	179,939
Pasco County, FL, School Board Refunding, Certificate of Participation, “A”, 5%, 8/01/2027	150,000	184,649
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2040	100,000	108,726
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2026	190,000	210,547
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Volusia County, FL, School Board Master Lease Program, “A”, 5%, 8/01/2030	$200,000	$ 263,166
		$1,043,175
Georgia - 1.3%
Bleckley County & Dodge County, GA, Joint Development Authority Rev. (USG Real Estate Foundation VII LLC), 5%, 7/01/2036	$75,000	$ 91,671
Carroll County, GA, Water Authority, Water & Sewerage Refunding and Improvement Rev., “A”, 4%, 7/01/2027	200,000	234,905
		$326,576
Guam - 0.8%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2028 (w)	$100,000	$ 121,200
Guam International Airport Authority Rev. (A.B. Won Pat Airport), “A”, 3.489%, 10/01/2031	55,000	55,966
Guam International Airport Authority Taxable Rev. (A.B. Won Pat Airport), “A”, 2.699%, 10/01/2026	25,000	25,278
		$202,444
Idaho - 0.1%
Idaho Housing and Finance Association Multi-Family Housing Rev. (Sunset Landing Apartments Project ), “A”, 0.7%, 7/01/2024 (w)	$15,000	$ 14,993
Illinois - 10.6%
Chicago, IL, Board of Education, “A”, NPFG, 5.5%, 12/01/2026	$70,000	$ 80,957
Chicago, IL, General Obligation, Refunding, “A”, 5.625%, 1/01/2031	100,000	121,329
Chicago, IL, Midway Airport Rev., “A”, 5%, 1/01/2026	135,000	158,688
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5337 State Of Good Repair Formula Funds), 5%, 6/01/2026	200,000	238,801
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 4.125%, 11/15/2037	70,000	77,485
Illinois Finance Authority Taxable Rev. (Christian Horizons Obligated Group), “B”, 3.25%, 5/15/2027	100,000	99,394
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.25%, 7/01/2033	5,000	4,883
Illinois Finance Authority, Health Facilities Rev. (Unitypoint Health), “D”, 5%, 2/15/2025	80,000	91,915
Illinois Highway Authority, Toll Rev., “A”, 5%, 1/01/2040	110,000	126,323
Illinois Housing Development Authority Rev., “B”, GNMA, 3%, 4/01/2051	250,000	272,161
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Metropolitan Pier & Exposition Authority, McCormick Place Expansion, “B”, Refunded, 5%, 12/15/2028	$205,000	$ 211,734
Illinois Regional Transportation Authority, General Obligation Refunding Rev., “A”, NPFG, 6%, 7/01/2029	150,000	190,276
Northern Illinois Municipal Power Agency Project, Refunding Rev. (Prairie State Project), “A”, 4%, 12/01/2033	105,000	119,552
Southern Illinois University Housing and Auxiliary Facilities System Refunding Rev., “A”, BAM, 5%, 4/01/2032	200,000	255,708
State of Illinois, 5%, 2/01/2029	165,000	194,842
State of Illinois, General Obligation Refunding , AGM, 4%, 2/01/2031	100,000	113,232
State of Illinois, Sales Tax Rev., “A”, 5%, 6/15/2027	125,000	148,298
Will County, IL, General Obligation, Alternate Rev. (Renewal Natural Gas Project), 4%, 11/15/2025	200,000	228,835
		$2,734,413
Indiana - 5.6%
Ball St. University, IN, Board of Trustees, Student Fee Bonds, “T”, 5%, 7/01/2027	$200,000	$ 245,828
Beech Grove, IN, Central Schools Building Corp., “A”, 3%, 7/15/2026	100,000	109,504
Beech Grove, IN, Central Schools Building Corp., “B”, 2%, 7/15/2025	100,000	104,387
Indiana Finance Authority Taxable Refunding Rev. (BHI Senior Living), “B”, 2.45%, 11/15/2025	30,000	29,939
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2026	200,000	235,650
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “B”, 3%, 7/01/2050	10,000	10,862
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2027	200,000	230,212
Lawrence County, IN, Mitchell High School Building Corp., 3%, 1/15/2026	200,000	218,467
Terre Haute, IN, Sanitary District Refunding Rev., BAM, 3%, 7/01/2023	125,000	130,297
Terre Haute, IN, Sanitary District Refunding Rev., BAM, 4%, 7/01/2027	100,000	115,211
		$1,430,357
Kansas - 1.2%
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2025	$125,000	$ 134,835
Sedgwick County, KS, Unified School District No. 268, General Obligation Refunding, “B”, 3%, 9/01/2028	150,000	167,809
		$302,644
Kentucky - 0.0%
Kentucky State University, COP, BAM, 5%, 11/01/2024	$10,000	$ 11,312
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - 1.3%
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2025	$200,000	$ 231,733
Louisiana Stadium & Exposition District Rev., 4%, 7/03/2023	100,000	105,007
		$336,740
Massachusetts - 1.7%
Massachusetts Development Finance Agency Multi-Family Housing Rev. (Salem Heights II Preservation Associates LP), “B”, 0.25%, 7/01/2024 (Put Date 7/01/2023)	$40,000	$ 39,902
Massachusetts Development Finance Agency Rev. (Lahey Health System), “F”, 5%, 8/15/2040	130,000	149,117
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2026	100,000	112,719
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 4%, 7/01/2036	90,000	99,397
Massachusetts Development Finance Agency Rev. (Williams College), “N”, 0.45%, 7/01/2041 (Put Date 7/01/2025)	45,000	44,795
		$445,930
Michigan - 1.8%
Lake Superior State University Board of Trustees Rev., AGM, 4%, 11/15/2028	$200,000	$ 236,757
Michigan Housing Development Authority, Rental Housing Rev., “A”, 0.55%, 4/01/2025	110,000	109,904
Michigan Strategic Fund Ltd. Variable Rate Limited Obligation Rev. (Graphic Packaging International LLC Coated Recycled Board Machine Project), 4%, 10/01/2061 (Put Date 10/01/2026)	100,000	111,013
		$457,674
Minnesota - 3.0%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2026	$125,000	$ 131,851
Minnesota Higher Educational Facilities Authority Rev. (St. John's University), 4%, 10/01/2029	150,000	180,318
Minnesota Housing Finance Agency, Residential Housing, “C”, GNMA, 0.4%, 1/01/2023	200,000	199,929
Minnesota Housing Finance Agency, Residential Housing, “D”, 3%, 1/01/2052	240,000	261,183
		$773,281
Mississippi - 0.4%
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 3%, 6/01/2051	$100,000	$ 108,913
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - 2.9%
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2026	$150,000	$ 173,640
Nixa, MO, Public Schools, Certificate of Participation, 4%, 4/01/2022	200,000	203,556
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2026	125,000	128,394
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2028	200,000	230,781
		$736,371
Nevada - 2.1%
Clark County, NV, Airport System Rev., “B”, 5%, 7/01/2026	$200,000	$ 238,743
Director of the State of Nevada, Department of Business and Industry, Solid Waste Disposal Rev. (Republic Services, Inc. Project), 0.25%, 12/01/2026 (Put Date 12/01/2021) (n)	300,000	300,009
		$538,752
New Hampshire - 0.5%
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5%, 4/01/2027	$105,000	$ 124,907
New Jersey - 2.6%
Atlantic City, NJ, 5%, 12/01/2024	$85,000	$ 88,560
New Jersey Economic Development Authority Refunding Rev. (School Facilities Construction), “PP”, 4%, 6/15/2030	115,000	123,519
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 5%, 7/15/2028	54,000	67,730
Perth Amboy, NJ, General Improvement Refunding, “A”, BAM, 3%, 3/15/2027	200,000	222,109
State of New Jersey, General Obligation, 4%, 6/01/2036	145,000	164,859
		$666,777
New York - 2.2%
Dutchess County, NY, Local Development Corp. Rev. (Nuvance Health), “B”, 5%, 7/01/2028	$80,000	$ 100,080
Hempstead, NY, Local Development Corp. Rev. (Hofstra University), “A”, 5%, 7/01/2028	200,000	252,126
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport Project), 2.25%, 8/01/2026	5,000	5,118
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “F-2”, 0.6%, 5/01/2061 (Put Date 7/01/2025)	55,000	54,953
Troy, NY, Capital Resource Corp. Refunding Rev. (Rensselaer Polytechnic Institute Project), 5%, 9/01/2027	125,000	152,812
		$565,089
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - 1.8%
Charlotte-Mecklenberg, NC, Hospital Authority Rev. (Atrium Health Obligated Group), “A”, 5%, 1/15/2028	$75,000	$ 79,331
Charlotte-Mecklenberg, NC, Hospital Authority Rev. (Atrium Health Obligated Group), “B”, 5%, 1/15/2050 (Put Date 12/02/2024)	200,000	228,625
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2028	125,000	147,695
		$455,651
Ohio - 2.2%
Cleveland State University, OH, General Receipts “A”, 5%, 6/01/2029	$125,000	$ 146,575
Cuyahoga Falls, OH, School District Improvement Rev., BAM, 4%, 12/01/2029	75,000	88,536
Triway, OH, Local School District Board of Education, BAM, 4%, 12/01/2027	200,000	234,415
Warrensville Heights, OH, City School District, BAM, 4%, 11/01/2029	80,000	87,421
		$556,947
Oklahoma - 0.6%
Norman, OK, Regional Hospital Authority Refunding Rev., 4%, 9/01/2037	$130,000	$ 143,258
Oregon - 1.1%
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B”, 1.2%, 6/01/2028	$5,000	$ 4,943
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-2”, 0.95%, 6/01/2027	10,000	9,902
Oregon Health & Sciences University Rev., “B”, 3.375%, 7/01/2039	115,000	124,526
Port Portland, OR, International Airport Rev., “B”, 5%, 7/01/2028	105,000	131,046
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-3”, 1.75%, 11/15/2026	5,000	5,006
		$275,423
Pennsylvania - 8.5%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2026 (w)	$10,000	$ 11,524
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2028	65,000	74,250
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	80,000	88,344
East Bethlehem Township, PA, Municipal Authority Sewer Rev., 1%, 12/01/2024	150,000	150,488
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2023	125,000	136,377
12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Montour, PA, School District, General Obligation, “A and B”, AGM, 5%, 4/01/2039	$115,000	$ 135,527
Pennsylvania Economic Development Financing Authority Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2028	150,000	177,762
Pennsylvania Economic Development Financing Authority Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 4%, 3/15/2034	85,000	96,124
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Rev. (Waste Management Project, Inc.), 0.45%, 6/01/2041 (Put Date 6/03/2024)	90,000	90,315
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	200,000	239,339
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	5,000	4,982
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135A”, 3%, 10/01/2051	330,000	355,356
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2027	200,000	243,531
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2032	75,000	89,694
Schuylkill County, PA, Municipal Authority Water & Sewer Rev., BAM, 4%, 6/15/2024	260,000	285,345
		$2,178,958
Puerto Rico - 0.7%
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	$217,000	$ 172,911
Rhode Island - 1.2%
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev., (Providence College), “B”, 5%, 11/01/2027	$250,000	$ 309,431
South Carolina - 1.2%
South Carolina Jobs & Economic Development Authority Rev. (Alligator Rural Water & Sewer Company, Inc. Project), 4%, 3/15/2028	$125,000	$ 145,575
South Carolina Ports Authority Rev., 5%, 7/01/2025	135,000	156,438
		$302,013
South Dakota - 0.2%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Taxable Rev., 0.961%, 6/01/2024	$65,000	$ 65,232
13

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - 0.6%
Knoxville, TN, Community Development Corp., Multi-Family Housing Rev. (Austin Homes 1B), 0.22%, 10/01/2024 (Put Date 10/01/2023)	$55,000	$ 54,898
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2027	80,000	95,328
		$150,226
Texas - 17.1%
Alamo, TX, Community College District, 5%, 8/15/2027	$200,000	$ 248,103
Arlington, TX, Higher Education Finance Corp., Education Rev. (Uplift Education), “A”, 4%, 12/01/2026	100,000	115,405
Brazoria County, TX, Municipal Utility District No. 28, AGM, 3%, 9/01/2026	285,000	313,259
Brownsville, TX, 5%, 2/15/2030	200,000	252,025
Bryan, TX, Electric System Rev., BAM, 5%, 7/01/2026	200,000	239,362
Clear Brook City, TX, Municipal Utility District, AGM, 4%, 2/01/2027	250,000	286,315
Clear Creek, TX, Independent School District Variable Rate Unlimited Tax School Building, “B”, 0.28%, 2/15/2038 (Put Date 8/15/2024)	5,000	4,982
Dallas and Fort Worth, TX, International Airport Rev., “A”, 5.25%, 11/01/2030	85,000	93,118
Dowdell, TX, Public Utility District, “A”, BAM, 2%, 9/01/2026	200,000	211,244
Eagle Pass, TX, AGM, 5%, 3/01/2028	255,000	317,754
El Paso County, TX, Hospital District Rev., 5%, 8/15/2033	100,000	107,413
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2030	250,000	299,409
Fort Bend County, TX, Municipal Utility District No. 23, BAM, 3%, 9/01/2026	200,000	220,946
Harlandale, TX, Independent School District, Variable Rate Maintenance Tax, BAM, 2%, 8/15/2040 (Put Date 8/15/2024)	80,000	80,990
Horizon, TX, Regional Municipal Utility District Rev., BAM, 3%, 2/01/2025	200,000	214,542
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Tax and Special Refunding Rev., 4%, 9/01/2027	60,000	69,815
Houston, TX, Independent School District, “B”, 3%, 6/01/2036 (Put Date 6/01/2024)	400,000	427,901
Magnolia Pointe Municipal Utility District No. 1, Texas Unlimited Tax Road, AGM, 4%, 9/01/2028	125,000	140,593
Port Arthur, TX, Tax and Rev., BAM, 5%, 2/15/2028	200,000	247,428
Port Beaumont, TX, Industrial Development Authority Facility Taxable Rev. (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	100,000	98,268
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2028	150,000	186,204
Texas Public Finance Authority, Financing System Refunding Rev. (Midwestern State University), “A”, 4%, 12/01/2033	75,000	84,992
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), “A”, BAM, 5%, 5/01/2026	125,000	146,679
		$4,406,747
14

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utah - 1.4%
Mapleton City, UT, Municipal Energy Sales Tax & Telecommunications Fee Rev., 3%, 6/15/2025	$200,000	$ 214,959
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, 2.5%, 8/21/2051	16,499	17,161
Utah Infrastructure Agency Telecommunications & Franchise Tax Rev. (Pleasant Grove City Project), 2%, 10/15/2025	125,000	130,197
		$362,317
Virginia - 1.2%
Virginia Beach, VA, Development Authority Residential Care Facility Refunding Rev. (Westminster-Canterbury on Chesapeake Bay), 5%, 9/01/2029	$95,000	$ 111,033
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	180,000	204,895
		$315,928
Washington - 2.3%
Clark County, WA, Discovery Clean Water Alliance Sewer Refunding Rev., 3%, 12/01/2025	$200,000	$ 219,563
Port Tacoma, WA, Refunding Rev., “A”, 5%, 12/01/2028	125,000	155,426
Seattle, WA, Housing Authority Rev. (Lam Bow Apartments Project), 4%, 6/01/2027	185,000	211,351
		$586,340
West Virginia - 0.8%
Parkersburg, WV, Waterworks & Sewerage System Refunding Rev., “A”, BAM, 3%, 8/01/2025	$200,000	$ 217,128
Wisconsin - 1.5%
Wisconsin Health & Educational Facilities Authority Rev. (Saint John's Communities, Inc. Project), 4%, 9/15/2027	$150,000	$ 158,715
Wisconsin Housing & Economic Development Authority Home Ownership, “A”, 3%, 3/01/2052	90,000	97,964
Wisconsin Public Finance Authority Hospital Taxable Rev. (UNC Health Southeastern), “B”, 1.143%, 2/01/2024	125,000	124,759
		$381,438
Total Municipal Bonds (Identified Cost, $25,737,157)		$ 25,703,684
15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) - 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 0.04% (v) (Identified Cost, $86,929)	86,929	$ 86,929

Other Assets, Less Liabilities - (0.4)%		(102,947)
Net Assets - 100.0%		$ 25,687,666

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $86,929 and $25,703,684, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $418,450, representing 1.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See Notes to Financial Statements
16

Financial Statements
Statement of Assets and Liabilities
At 9/30/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $25,737,157)	$25,703,684
Investments in affiliated issuers, at value (identified cost, $86,929)	86,929
Cash	565
Receivables for
Interest	232,588
Receivable from investment adviser	13,383
Total assets	$26,037,149
Liabilities
Payables for
Distributions	$16,913
Investments purchased	15,000
When-issued investments purchased	283,661
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	71
Distribution and service fees	6
Payable for independent Trustees' compensation	70
Accrued expenses and other liabilities	33,666
Total liabilities	$349,483
Net assets	$25,687,666
Net assets consist of
Paid-in capital	$25,681,808
Total distributable earnings (loss)	5,858
Net assets	$25,687,666
Shares of beneficial interest outstanding	2,567,695
17

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$236,990	23,689	$10.00
Class C	49,955	5,000	9.99
Class I	646,638	64,650	10.00
Class R6	24,754,083	2,474,356	10.00

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.44 [100 / 95.75 x $10.00]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.
See Notes to Financial Statements
18

Financial Statements
Statement of Operations
Six months ended 9/30/21 (c) (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$94,752
Dividends	3,489
Dividends from affiliated issuers	362
Total investment income	$98,603
Expenses
Management fee	$33,297
Distribution and service fees	394
Shareholder servicing costs	442
Administrative services fee	6,521
Independent Trustees' compensation	927
Custodian fee	11,523
Shareholder communications	2,780
Audit and tax fees	17,304
Legal fees	2,963
Miscellaneous	15,592
Total expenses	$91,743
Reduction of expenses by investment adviser	(55,174)
Net expenses	$36,569
Net investment income (loss)	$62,034
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$39,018
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(33,473)
Net realized and unrealized gain (loss)	$5,545
Change in net assets from operations	$67,579
(c) For the period from the commencement of the fund’s investment operations, May 18, 2021, through the stated period end.
See Notes to Financial Statements
19

Financial Statements
Statement of Changes in Net Assets
This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Six months ended
9/30/21(c) (unaudited)
Change in net assets
From operations
Net investment income (loss)	$62,034
Net realized gain (loss)	39,018
Net unrealized gain (loss)	(33,473)
Change in net assets from operations	$67,579
Total distributions to shareholders	$(61,721)
Change in net assets from fund share transactions	$25,681,808
Total change in net assets	$25,687,666
Net assets
At beginning of period	—
At end of period	$25,687,666

(c)	For the period from the commencement of the fund’s investment operations, May 18, 2021, through the stated period end.
See Notes to Financial Statements
20

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended
9/30/21(c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02
Net realized and unrealized gain (loss)	(0.01)
Total from investment operations	$0.01
Less distributions declared to shareholders
From net investment income	$(0.01)
Net asset value, end of period (x)	$10.00
Total return (%) (r)(s)(t)(x)	0.15(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22(a)
Expenses after expense reductions (f)	0.64(a)
Net investment income (loss)	0.41(a)
Portfolio turnover	78(n)
Net assets at end of period (000 omitted)	$237
See Notes to Financial Statements
21

Financial Highlights – continued
Class C	Six months ended
9/30/21(c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)
Net realized and unrealized gain (loss)	0.00(w)
Total from investment operations	$(0.01)
Less distributions declared to shareholders
From net investment income	$—
Net asset value, end of period (x)	$9.99
Total return (%) (r)(s)(t)(x)	(0.10)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.97(a)
Expenses after expense reductions (f)	1.39(a)
Net investment income (loss)	(0.36)(a)
Portfolio turnover	78(n)
Net assets at end of period (000 omitted)	$50

Class I	Six months ended
9/30/21(c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03
Net realized and unrealized gain (loss)	(0.01)
Total from investment operations	$0.02
Less distributions declared to shareholders
From net investment income	$(0.02)
Net asset value, end of period (x)	$10.00
Total return (%) (r)(s)(t)(x)	0.23(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96(a)
Expenses after expense reductions (f)	0.39(a)
Net investment income (loss)	0.70(a)
Portfolio turnover	78(n)
Net assets at end of period (000 omitted)	$647
See Notes to Financial Statements
22

Financial Highlights – continued
Class R6	Six months ended
9/30/21(c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02
Net realized and unrealized gain (loss)	0.00(w)
Total from investment operations	$0.02
Less distributions declared to shareholders
From net investment income	$(0.02)
Net asset value, end of period (x)	$10.00
Total return (%) (r)(s)(t)(x)	0.24(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96(a)
Expenses after expense reductions (f)	0.38(a)
Net investment income (loss)	0.66(a)
Portfolio turnover	78(n)
Net assets at end of period (000 omitted)	$24,754

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, May 18, 2021, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
23

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Municipal Intermediate Fund (the fund) is a diversified series of MFS Municipal Series Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund commenced investment operations on May 18, 2021.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders.
Certain of the fund's investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the
24

Notes to Financial Statements (unaudited) - continued
more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the
25

Notes to Financial Statements (unaudited) - continued
security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$25,703,684	$—	$25,703,684
Mutual Funds	86,929	—	—	86,929
Total	$86,929	$25,703,684	$—	$25,790,613
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
26

Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Fees Paid Indirectly - The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. For the period ended September 30, 2021, custody fees were not reduced.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. The tax character of distributions made during the current period will be determined at fiscal year end.
27

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 9/30/21
Cost of investments	$25,823,782
Gross appreciation	52,182
Gross depreciation	(85,351)
Net unrealized appreciation (depreciation)	$ (33,169)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statement of Changes in Net Assets are presented by class as follows:
Six months ended 9/30/21 (c)
Class A	$332
Class I	984
Class R6	60,405
Total	$61,721

(c)	For the period from the commencement of the fund’s investment operations, May 18, 2021, through the stated period end.
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.35%
In excess of $1 billion and up to $2.5 billion	0.325%
In excess of $2.5 billion	0.30%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the period ended September 30, 2021, this management fee reduction amounted to $1,221, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the period ended September 30, 2021 was equivalent to an annual effective rate of 0.34% of the fund's average daily net assets.
28

Notes to Financial Statements (unaudited) - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	C	I	R6
0.70%	1.45%	0.45%	0.38%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2022. For the period ended September 30, 2021, this reduction amounted to $53,953, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $0 for the period ended September 30, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 206
Class C	0.75%	0.25%	1.00%	1.00%	188
Total Distribution and Service Fees					$394
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the period ended September 30, 2021 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. There were no service fee rebates for the period ended September 30, 2021.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. There were no contingent deferred sales charges imposed during the period ended September 30, 2021.
29

Notes to Financial Statements (unaudited) - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the period ended September 30, 2021, the fee was $332, which equated to 0.0035% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the period ended September 30, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $110.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the period ended September 30, 2021 was equivalent to an annual effective rate of 0.0685% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On May 18, 2021, MFS purchased the following shares as an initial investment in the fund:
Class	Shares	Amount
Class A	20,000	$200,000
Class C	5,000	$50,000
Class I	5,000	$50,000
Class R6	2,470,000	$24,700,000
At September 30, 2021, MFS held approximately 85% of the outstanding shares of Class A and 100% of the outstanding shares of Class C and Class R6.
(4) Portfolio Securities
For the period ended September 30, 2021, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$15,260,568	$15,282,443
Non-U.S. Government securities	29,605,177	3,911,043
30

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 9/30/21 (c)
	Shares	Amount
Shares sold
Class A	23,667	$237,000
Class C	5,000	50,000
Class I	64,583	650,000
Class R6	2,470,000	24,700,000
	2,563,250	$25,637,000
Shares issued to shareholders in reinvestment of distributions
Class A	22	$226
Class I	67	679
Class R6	4,356	43,903
	4,445	$44,808
Net change
Class A	23,689	$237,226
Class C	5,000	50,000
Class I	64,650	650,679
Class R6	2,474,356	24,743,903
	2,567,695	$25,681,808

(c)	For the period from the commencement of the fund’s investment operations, May 18, 2021, through the stated period end.
(6) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$—	$22,354,113	$22,267,184	$—	$—	$86,929

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$362	$—
31

Notes to Financial Statements (unaudited) - continued
(7) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(8) Subsequent Event
Effective as of the close of business on October 1, 2021, under a Plan of Reorganization (“Reorganization”) approved by the Board of Trustees for the MFS Municipal Series Trust and approved by shareholders of the MFS Tennessee Municipal Bond Fund (the “Tennessee Fund”), the assets and liabilities of the Tennessee Fund were transferred to the fund in exchange solely for shares of beneficial interest in the fund having an aggregate net asset value equal to the net asset value of the Tennessee Fund. Immediately following the transfer, the fund shares received by the Tennessee Fund were distributed pro rata to the Tennessee Fund's shareholders and the Tennessee Fund was liquidated and terminated. As a result of the Reorganization, the fund increased its asset base by approximately 400%, such that the net assets for the fund immediately following the merger after the close of business on October 1, 2021 were $118,643,132.
32

Board Approval of Investment Advisory Agreement
MFS Municipal Intermediate Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, initially approve the Fund’s investment advisory agreement with MFS (the “Agreement”) and, beginning on the second anniversary of the initial effective date of the Agreement, annually approve the continuation of the Agreement. In February and April 2021, the Board met by videoconference (in accordance with Securities and Exchange Commission relief) to consider the initial approval of the Agreement (“the initial review meetings”). The independent Trustees were assisted in their evaluation of the Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS.
In connection with their deliberations regarding the initial approval of the Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS under the Agreement and other arrangements with the Fund.
In connection with their initial review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions Inc. (“Broadridge”), an independent third party, on the Fund’s proposed advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge, as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (ii) information provided by MFS on the advisory fees it charges to other registered funds managed in a similar style to the Fund, and (iii) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” would be observed for the Fund. In addition, in connection with the independent Trustees’ meetings in May, June and July 2020 for the purpose of considering whether to approve the continuation of the investment advisory agreements for the other investment companies that the Board oversees (the “MFS Funds”), the independent Trustees received: (i) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (ii) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the MFS Funds as a whole, and compared to MFS’ institutional business, (iii) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (iv) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (v) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel that would provide investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
33

Board Approval of Investment Advisory Agreement - continued
The Trustees’ conclusion as to the initial approval of the Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Fund is newly organized and had not yet commenced investment operations at the time of the initial review meetings, the Fund had no investment performance for the Trustees to review.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s proposed advisory fee and the estimated total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees also considered that MFS will observe an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees considered that, according to the data provided by Broadridge (which takes into account any proposed fee reductions or expense limitations for the Fund), the Fund’s effective advisory fee rate would be lower than the Broadridge expense group median and the Fund’s total expense ratio would be approximately at the Broadridge expense group median.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s proposed advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the proposed contractual breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees did not consider MFS’ costs and profits with respect to the Fund because the Fund had not yet commenced operations. The Trustees considered information prepared by MFS relating to MFS’ costs and profits with respect to the MFS Funds considered as a group, and other investment companies and institutional accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee to be charged to the Fund represents reasonable compensation in light of the services to be provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry,
34

Board Approval of Investment Advisory Agreement - continued
including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the Agreement, including any 12b-1 fees the Fund will pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s Agreement with MFS should be approved for an initial two-year period, commencing upon its effective date, as set forth in the Agreement.
35

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
36

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)

(1)   Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)   A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)   Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4) Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.  Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: November 12, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: November 12, 2021

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 12, 2021

*	Print name and title of each signing officer under his or her signature.